UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22613

Jackson Variable Series Trust

(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado 80237

(Address of principal executive offices) (Zip code)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares	Value
JNAM Guidance – Interest Rate Opportunities Fund
INVESTMENT COMPANIES 100.0%
Alternative 36.0%
JNL Multi-Manager Alternative Fund - Class A (0.4%) (a)	296	$2,894
JNL/BlackRock Global Long Short Credit Fund (1.5%) (a)	517	4,951
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.7%) (a)	294	2,897
JNL/FAMCO Flex Core Covered Call Fund (1.6%) (a)	170	2,064
JNL/Invesco Global Real Estate Fund - Class A (0.1%) (a)	212	2,069
		14,875
Domestic Fixed Income 50.9%
JNL/Crescent High Income Fund - Class A (0.8%) (a)	463	4,975
JNL/DoubleLine Total Return Fund (0.2%) (a)	477	5,157
JNL/PIMCO Real Return Fund - Class A (0.1%) (a)	232	2,271
JNL/PPM America Floating Rate Income Fund - Class A (0.2%) (a)	310	3,302
JNL/Scout Unconstrained Bond Fund - Class A (0.5%) (a)	536	5,360
		21,065
Global Fixed Income 13.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.3%) (a)	500	5,421
Total Investment Companies (cost $41,152)		41,361
Total Investments 100.0% (cost $41,152)		41,361
Other Assets and Liabilities, Net (0.0)%		(9)
Total Net Assets 100.0%		$41,352

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNAM Guidance – Conservative Fund
INVESTMENT COMPANIES 100.0%
Alternative 21.0%
JNL Multi-Manager Alternative Fund - Class A (0.7%) (a)	544	$5,318
JNL/AQR Managed Futures Strategy Fund - Class A (0.7%) (a)	586	4,913
JNL/BlackRock Global Long Short Credit Fund (0.9%) (a)	317	3,037
JNL/Boston Partners Global Long Short Equity Fund - Class A (1.0%) (a)	689	7,203
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.9%) (a)	386	3,805
JNL/Invesco Global Real Estate Fund - Class A (0.1%) (a)	156	1,522
JNL/Nicholas Convertible Arbitrage Fund (0.6%) (a)	223	2,280
JNL/Westchester Capital Event Driven Fund - Class A (1.1%) (a)	385	3,799
		31,877
Domestic Balanced 7.7%
JNL/T. Rowe Price Capital Appreciation Fund (0.8%) (a)	884	11,762
Domestic Equity 11.8%
JNL Multi-Manager Mid Cap Fund - Class A (0.6%) (a)	475	5,323
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (0.5%) (a)	328	4,552
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.1%) (a)	230	4,549
JNL/T. Rowe Price Established Growth Fund - Class A (0.0%) (a)	89	3,414
		17,838
Domestic Fixed Income 48.0%
JNL/Crescent High Income Fund - Class A (0.7%) (a)	425	4,564
JNL/DoubleLine Total Return Fund (1.0%) (a)	2,318	25,062
JNL/PIMCO Credit Income Fund (2.7%) (a)	931	10,633
JNL/PIMCO Real Return Fund - Class A (0.2%) (a)	465	4,552
JNL/PPM America High Yield Bond Fund - Class A (0.2%) (a)	329	4,564
	Shares	Value
JNL/PPM America Total Return Fund - Class A (0.8%) (a)	834	9,873
JNL/Scout Unconstrained Bond Fund - Class A (1.2%) (a)	1,368	13,670
		72,918
Emerging Markets Equity 1.0%
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (0.5%) (a)	159	1,521
Global Equity 1.5%
JNL/Epoch Global Shareholder Yield Fund (2.7%) (a)	189	2,277
Global Fixed Income 7.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.6%) (a)	983	10,661
International Equity 2.0%
JNL/Causeway International Value Select Fund - Class A (0.2%) (a)	103	1,515
JNL/WCM Focused International Equity Fund (0.1%) (a)	124	1,516
		3,031
Total Investment Companies (cost $146,813)		151,885
Total Investments 100.0% (cost $146,813)		151,885
Other Assets and Liabilities, Net (0.0)%		(33)
Total Net Assets 100.0%		$151,852

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNAM Guidance – Moderate Fund
INVESTMENT COMPANIES 100.0%
Alternative 20.9%
JNL Multi-Manager Alternative Fund - Class A (1.9%) (a)	1,614	$15,768
JNL/AQR Managed Futures Strategy Fund - Class A (2.2%) (a)	1,703	14,289
JNL/BlackRock Global Long Short Credit Fund (2.7%) (a)	936	8,965
JNL/Boston Partners Global Long Short Equity Fund - Class A (3.0%) (a)	2,029	21,227
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (2.7%) (a)	1,146	11,298
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	462	4,497
JNL/Nicholas Convertible Arbitrage Fund (1.9%) (a)	660	6,741
JNL/Westchester Capital Event Driven Fund - Class A (3.1%) (a)	1,140	11,246
		94,031
Domestic Balanced 9.6%
JNL/T. Rowe Price Capital Appreciation Fund (3.0%) (a)	3,234	43,044
Domestic Equity 19.9%
JNL Multi-Manager Mid Cap Fund - Class A (2.1%) (a)	1,590	17,823
JNL Multi-Manager Small Cap Growth Fund - Class A (0.3%) (a)	209	4,585
JNL Multi-Manager Small Cap Value Fund - Class A (0.4%) (a)	306	4,506
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (2.7%) (a)	1,721	23,905
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.3%) (a)	1,033	20,391
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	477	18,381
		89,591
Domestic Fixed Income 35.7%
JNL/Crescent High Income Fund - Class A (1.7%) (a)	1,049	11,267
JNL/DoubleLine Total Return Fund (2.3%) (a)	5,317	57,477
JNL/PIMCO Credit Income Fund (5.7%) (a)	1,988	22,706
JNL/PIMCO Real Return Fund - Class A (0.4%) (a)	936	9,176
JNL/PPM America High Yield Bond Fund - Class A (0.4%) (a)	653	9,038
JNL/PPM America Total Return Fund - Class A (1.6%) (a)	1,614	19,111

See accompanying Notes to Schedules of Investments.

1

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares	Value
JNL/Scout Unconstrained Bond Fund - Class A (2.7%) (a)	3,154	31,509
		160,284
Emerging Markets Equity 2.3%
JNL/Lazard Emerging Markets Fund - Class A (0.5%) (a)	458	4,575
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (1.7%) (a)	613	5,852
		10,427
Global Equity 4.1%
JNL/Epoch Global Shareholder Yield Fund (10.9%) (a)	764	9,191
JNL/Harris Oakmark Global Equity Fund - Class A (12.0%) (a)	854	9,123
		18,314
Global Fixed Income 5.3%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (1.3%) (a)	2,188	23,740
International Equity 2.2%
JNL/Causeway International Value Select Fund - Class A (0.5%) (a)	314	4,624
JNL/Lazard International Strategic Equity Fund (0.1%) (a)	7	78
JNL/WCM Focused International Equity Fund (0.5%) (a)	422	5,148
		9,850
Total Investment Companies (cost $426,474)		449,281
Total Investments 100.0% (cost $426,474)		449,281
Other Assets and Liabilities, Net (0.0)%		(96)
Total Net Assets 100.0%		$449,185

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNAM Guidance – Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 19.7%
JNL Multi-Manager Alternative Fund - Class A (1.3%) (a)	1,114	$10,882
JNL/AQR Managed Futures Strategy Fund - Class A (1.4%) (a)	1,104	9,261
JNL/BlackRock Global Long Short Credit Fund (1.8%) (a)	605	5,801
JNL/Boston Partners Global Long Short Equity Fund - Class A (2.0%) (a)	1,325	13,858
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (1.8%) (a)	745	7,351
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	458	4,459
JNL/Westchester Capital Event Driven Fund - Class A (2.0%) (a)	740	7,307
		58,919
Domestic Balanced 4.9%
JNL/T. Rowe Price Capital Appreciation Fund (1.1%) (a)	1,117	14,865
Domestic Equity 39.8%
JNL Multi-Manager Mid Cap Fund - Class A (2.7%) (a)	2,042	22,888
JNL Multi-Manager Small Cap Growth Fund - Class A (0.3%) (a)	207	4,540
JNL Multi-Manager Small Cap Value Fund - Class A (0.4%) (a)	305	4,481
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (2.4%) (a)	1,541	21,411
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.2%) (a)	724	14,296
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	594	22,893
JNL/T. Rowe Price Value Fund - Class A (0.6%) (a)	1,743	28,514
		119,023
Domestic Fixed Income 12.6%
JNL/Crescent High Income Fund - Class A (0.7%) (a)	410	4,401
JNL/DoubleLine Total Return Fund (0.5%) (a)	1,221	13,195
JNL/PIMCO Credit Income Fund (1.9%) (a)	649	7,417
	Shares	Value
JNL/PIMCO Real Return Fund - Class A (0.1%) (a)	297	2,916
JNL/Scout Unconstrained Bond Fund - Class A (0.8%) (a)	970	9,694
		37,623
Emerging Markets Equity 5.1%
JNL/Lazard Emerging Markets Fund - Class A (1.0%) (a)	920	9,190
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (1.8%) (a)	646	6,161
		15,351
Global Equity 5.6%
JNL/Epoch Global Shareholder Yield Fund (10.8%) (a)	759	9,130
JNL/Harris Oakmark Global Equity Fund - Class A (10.1%) (a)	718	7,669
		16,799
Global Fixed Income 1.9%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.3%) (a)	526	5,706
International Equity 10.4%
JNL/Causeway International Value Select Fund - Class A (1.6%) (a)	905	13,334
JNL/Lazard International Strategic Equity Fund (7.1%) (a)	387	4,319
JNL/WCM Focused International Equity Fund (1.2%) (a)	1,101	13,421
		31,074
Total Investment Companies (cost $280,131)		299,360
Total Investments 100.0% (cost $280,131)		299,360
Other Assets and Liabilities, Net (0.0)%		(60)
Total Net Assets 100.0%		$299,300

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNAM Guidance – Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 20.8%
JNL Multi-Manager Alternative Fund - Class A (3.7%) (a)	3,104	$30,321
JNL/AQR Managed Futures Strategy Fund - Class A (4.0%) (a)	3,179	26,669
JNL/BlackRock Global Long Short Credit Fund (5.2%) (a)	1,796	17,209
JNL/Boston Partners Global Long Short Equity Fund - Class A (5.9%) (a)	3,910	40,899
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (5.2%) (a)	2,207	21,757
JNL/Invesco Global Real Estate Fund - Class A (0.5%) (a)	876	8,528
JNL/Nicholas Convertible Arbitrage Fund (3.6%) (a)	1,269	12,957
JNL/Westchester Capital Event Driven Fund - Class A (6.0%) (a)	2,194	21,658
		179,998
Domestic Balanced 9.8%
JNL/T. Rowe Price Capital Appreciation Fund (6.1%) (a)	6,422	85,472
Domestic Equity 31.5%
JNL Multi-Manager Mid Cap Fund - Class A (5.2%) (a)	4,039	45,282
JNL Multi-Manager Small Cap Growth Fund - Class A (0.8%) (a)	499	10,948
JNL Multi-Manager Small Cap Value Fund - Class A (1.0%) (a)	730	10,733
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (6.4%) (a)	4,120	57,226
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.6%) (a)	1,989	39,286
JNL/T. Rowe Price Established Growth Fund - Class A (0.8%) (a)	1,441	55,566
JNL/T. Rowe Price Value Fund - Class A (1.2%) (a)	3,329	54,464
		273,505
Domestic Fixed Income 21.6%
JNL/Crescent High Income Fund - Class A (3.3%) (a)	2,023	21,732

See accompanying Notes to Schedules of Investments.

2

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares	Value
JNL/DoubleLine Total Return Fund (2.6%) (a)	6,012	64,986
JNL/PIMCO Credit Income Fund (8.8%) (a)	3,061	34,957
JNL/PIMCO Real Return Fund - Class A (0.5%) (a)	1,136	11,136
JNL/PPM America Total Return Fund - Class A (1.6%) (a)	1,640	19,423
JNL/Scout Unconstrained Bond Fund - Class A (2.9%) (a)	3,475	34,718
		186,952
Emerging Markets Equity 3.1%
JNL/Lazard Emerging Markets Fund - Class A (1.4%) (a)	1,326	13,250
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (4.0%) (a)	1,410	13,454
		26,704
Global Equity 4.6%
JNL/Epoch Global Shareholder Yield Fund (21.0%) (a)	1,472	17,708
JNL/Harris Oakmark Global Equity Fund - Class A (28.8%) (a)	2,051	21,902
		39,610
Global Fixed Income 3.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (1.4%) (a)	2,384	25,870
International Equity 5.6%
JNL/Causeway International Value Select Fund - Class A (2.7%) (a)	1,599	23,551
JNL/Lazard International Strategic Equity Fund (0.7%) (a)	39	430
JNL/WCM Focused International Equity Fund (2.3%) (a)	2,053	25,026
		49,007
Total Investment Companies (cost $816,288)		867,118
Total Investments 100.0% (cost $816,288)		867,118
Other Assets and Liabilities, Net (0.0)%		(172)
Total Net Assets 100.0%		$866,946

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNAM Guidance – Maximum Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 11.7%
JNL Multi-Manager Alternative Fund - Class A (0.8%) (a)	671	$6,551
JNL/AQR Managed Futures Strategy Fund - Class A (0.8%) (a)	592	4,967
JNL/Boston Partners Global Long Short Equity Fund - Class A (0.9%) (a)	625	6,536
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.7%) (a)	304	2,998
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	378	3,685
JNL/Westchester Capital Event Driven Fund - Class A (1.0%) (a)	383	3,779
		28,516
Domestic Equity 53.1%
JNL Multi-Manager Mid Cap Fund - Class A (2.9%) (a)	2,206	24,734
JNL Multi-Manager Small Cap Growth Fund - Class A (0.4%) (a)	252	5,530
JNL Multi-Manager Small Cap Value Fund - Class A (0.5%) (a)	379	5,569
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (2.8%) (a)	1,816	25,217
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.2%) (a)	853	16,851
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	596	22,986
JNL/T. Rowe Price Value Fund - Class A (0.6%) (a)	1,743	28,517
		129,404
Domestic Fixed Income 6.8%
JNL/Crescent High Income Fund - Class A (0.4%) (a)	224	2,407
JNL/DoubleLine Total Return Fund (0.3%) (a)	600	6,488
JNL/PIMCO Credit Income Fund (0.8%) (a)	262	2,991
	Shares	Value
JNL/Scout Unconstrained Bond Fund - Class A (0.4%) (a)	471	4,709
		16,595
Emerging Markets Equity 6.3%
JNL/Lazard Emerging Markets Fund - Class A (1.0%) (a)	962	9,613
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (1.7%) (a)	610	5,821
		15,434
Global Equity 6.5%
JNL/Epoch Global Shareholder Yield Fund (9.1%) (a)	637	7,658
JNL/Harris Oakmark Global Equity Fund - Class A (10.6%) (a)	756	8,075
		15,733
Global Fixed Income 1.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.1%) (a)	231	2,502
International Equity 14.6%
JNL/Causeway International Value Select Fund - Class A (1.7%) (a)	988	14,557
JNL/Lazard International Strategic Equity Fund (9.5%) (a)	516	5,766
JNL/WCM Focused International Equity Fund (1.4%) (a)	1,239	15,097
		35,420
Total Investment Companies (cost $224,768)		243,604
Total Investments 100.0% (cost $224,768)		243,604
Other Assets and Liabilities, Net (0.0)%		(52)
Total Net Assets 100.0%		$243,552

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNAM Guidance – Alt 100 Fund
INVESTMENT COMPANIES 100.0%
Alternative 94.0%
JNL Multi-Manager Alternative Fund - Class A (5.9%) (a)	4,902	$47,890
JNL/AQR Managed Futures Strategy Fund - Class A (7.7%) (a)	6,066	50,900
JNL/BlackRock Global Long Short Credit Fund (8.9%) (a)	3,072	29,429
JNL/Boston Partners Global Long Short Equity Fund - Class A (9.4%) (a)	6,296	65,854
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.7%) (a)	536	7,405
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (8.8%) (a)	3,741	36,883
JNL/Invesco Global Real Estate Fund - Class A (0.8%) (a)	1,515	14,758
JNL/Neuberger Berman Currency Fund (10.8%) (a)	2,260	22,080
JNL/Nicholas Convertible Arbitrage Fund (9.2%) (a)	3,247	33,149
JNL/Westchester Capital Event Driven Fund - Class A (10.2%) (a)	3,734	36,857
		345,205
Domestic Fixed Income 6.0%
JNL/DoubleLine Total Return Fund (0.9%) (a)	2,043	22,088
Total Investment Companies (cost $380,100)		367,293
Total Investments 100.0% (cost $380,100)		367,293
Other Assets and Liabilities, Net (0.0)%		(87)
Total Net Assets 100.0%		$367,206

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNAM Guidance – Equity 100 Fund
INVESTMENT COMPANIES 100.0%
Domestic Balanced 10.0%
JNL/T. Rowe Price Capital Appreciation Fund (0.6%) (a)	639	$8,497

See accompanying Notes to Schedules of Investments.

3

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares	Value
Domestic Equity 52.3%
JNL Multi-Manager Mid Cap Fund - Class A (0.6%) (a)	456	5,112
JNL Multi-Manager Small Cap Growth Fund - Class A (0.1%) (a)	78	1,711
JNL Multi-Manager Small Cap Value Fund - Class A (0.2%) (a)	117	1,714
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (1.2%) (a)	797	11,067
JNL/T. Rowe Price Established Growth Fund - Class A (0.1%) (a)	199	7,683
JNL/T. Rowe Price Value Fund - Class A (0.2%) (a)	660	10,796
JNL/The London Company Focused U.S. Equity Fund (3.9%) (a)	474	6,349
		44,432
Emerging Markets Equity 6.2%
JNL/Lazard Emerging Markets Fund - Class A (0.3%) (a)	294	2,941
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (0.7%) (a)	247	2,353
		5,294
Global Equity 8.5%
JNL/Epoch Global Shareholder Yield Fund (3.0%) (a)	212	2,554
JNL/Harris Oakmark Global Equity Fund - Class A (6.1%) (a)	436	4,659
		7,213
International Equity 23.0%
JNL/Causeway International Value Select Fund - Class A (0.8%) (a)	447	6,589
JNL/Lazard International Strategic Equity Fund (5.2%) (a)	285	3,188
JNL/WCM Focused International Equity Fund (0.9%) (a)	804	9,796
		19,573
Total Investment Companies (cost $77,043)		85,009
Total Investments 100.0% (cost $77,043)		85,009
Other Assets and Liabilities, Net (0.0)%		(18)
Total Net Assets 100.0%		$84,991

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNAM Guidance – Fixed Income 100 Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.0%
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.7%) (a)	280	$2,758
Domestic Fixed Income 78.4%
JNL/Crescent High Income Fund - Class A (0.5%) (a)	322	3,461
JNL/DoubleLine Total Return Fund (0.7%) (a)	1,564	16,911
JNL/PIMCO Credit Income Fund (2.2%) (a)	756	8,637
JNL/PIMCO Real Return Fund - Class A (0.2%) (a)	388	3,798
JNL/PIMCO Total Return Bond Fund - Class A (0.2%) (a)	442	5,528
JNL/PPM America Floating Rate Income Fund - Class A (0.1%) (a)	194	2,063
JNL/PPM America High Yield Bond Fund - Class A (0.1%) (a)	150	2,079
JNL/PPM America Total Return Fund - Class A (0.5%) (a)	466	5,522
JNL/Scout Unconstrained Bond Fund - Class A (0.5%) (a)	621	6,201
		54,200
Global Fixed Income 17.6%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.5%) (a)	800	8,682
JNL/Neuberger Berman Strategic Income Fund - Class A (0.6%) (a)	316	3,455
		12,137
Total Investment Companies (cost $67,856)		69,095
Total Investments 100.0% (cost $67,856)		69,095
Other Assets and Liabilities, Net (0.0)%		(15)
Total Net Assets 100.0%		$69,080
	Shares	Value

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNAM Guidance – Real Assets Fund
INVESTMENT COMPANIES 100.0%
Alternative 66.1%
JNL/BlackRock Global Natural Resources Fund - Class A (0.1%) (a)	141	$1,215
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.2%) (a)	130	1,797
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.2%) (a)	65	639
JNL/Invesco Global Real Estate Fund - Class A (0.1%) (a)	263	2,560
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (7.3%) (a)	94	1,216
JNL/Van Eck International Gold Fund (1.5%) (a)	96	1,004
		8,431
Domestic Fixed Income 33.9%
JNL/PIMCO Real Return Fund - Class A (0.2%) (a)	442	4,331
Total Investment Companies (cost $13,118)		12,762
Total Investments 100.0% (cost $13,118)		12,762
Other Assets and Liabilities, Net (0.0)%		(2)
Total Net Assets 100.0%		$12,760

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1	4,064	$107,254
Total Investment Companies (cost $108,592)		107,254
Total Investments 100.0% (cost $108,592)		107,254
Other Assets and Liabilities, Net (0.0)%		(36)
Total Net Assets 100.0%		$107,218

JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1	3,799	$279,300
Total Investment Companies (cost $270,523)		279,300
Total Investments 100.0% (cost $270,523)		279,300
Other Assets and Liabilities, Net (0.0)%		(117)
Total Net Assets 100.0%		$279,183

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings
MLP - Master Limited Partnership

See accompanying Notes to Schedules of Investments.

4

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

Security Valuation and Fair Value Measurement. Under the Jackson Variable Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The Funds of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the Underlying Funds is discussed in the Underlying Funds’ Form N-Q, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

Investments in Affiliates. The Funds of Funds invested solely in shares of other affiliated Funds advised by JNAM. The following table details each Fund's long term investments in affiliates (in thousands) held during the period ended March 31, 2017.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNAM Guidance – Interest Rate Opportunities Fund
JNL Multi-Manager Alternative Fund - Class A	2,890	60	98	—	—	2,894
JNL/BlackRock Global Long Short Credit Fund	4,965	100	156	—	(12)	4,951
JNL/Crescent High Income Fund - Class A	4,957	128	198	—	12	4,975
JNL/DoubleLine Total Return Fund	5,177	106	179	—	(1)	5,157
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	2,890	63	107	—	(5)	2,897
JNL/FAMCO Flex Core Covered Call Fund	2,060	63	140	—	9	2,064
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	5,358	158	343	—	(38)	5,421
JNL/Invesco Global Real Estate Fund - Class A	2,100	101	179	—	(4)	2,069
JNL/PIMCO Real Return Fund - Class A	2,283	51	98	—	1	2,271
JNL/PPM America Floating Rate Income Fund - Class A	3,310	72	105	—	(4)	3,302
JNL/Scout Unconstrained Bond Fund - Class A	5,379	117	168	—	6	5,360
	41,369	1,019	1,771	—	(36)	41,361
JNAM Guidance – Conservative Fund
JNL Multi-Manager Alternative Fund - Class A	5,243	100	100	—	(3)	5,318
JNL Multi-Manager Mid Cap Fund - Class A	4,800	407	138	—	15	5,323
JNL/AQR Managed Futures Strategy Fund - Class A	4,844	224	105	—	(23)	4,913
JNL/BlackRock Global Long Short Credit Fund	3,004	72	64	—	(5)	3,037
JNL/Boston Partners Global Long Short Equity Fund - Class A	7,104	198	223	—	14	7,203
JNL/Causeway International Value Select Fund - Class A	1,267	186	62	—	5	1,515
JNL/Crescent High Income Fund - Class A	4,513	64	94	—	6	4,564
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	4,518	37	354	—	92	4,552
JNL/DoubleLine Total Return Fund	24,852	529	574	—	27	25,062
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	3,766	94	121	—	(3)	3,805
JNL/Epoch Global Shareholder Yield Fund	2,278	9	143	—	(7)	2,277
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	10,126	452	411	—	(42)	10,661
JNL/Invesco Global Real Estate Fund - Class A	1,523	44	79	—	(13)	1,522
JNL/Mellon Capital S&P 500 Index Fund - Class A	4,699	62	477	—	85	4,549
JNL/Nicholas Convertible Arbitrage Fund	2,247	42	45	—	(2)	2,280
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	1,506	8	178	—	10	1,521
JNL/PIMCO Credit Income Fund	10,835	108	528	—	7	10,633
JNL/PIMCO Real Return Fund - Class A	3,768	754	33	—	—	4,552
JNL/PPM America High Yield Bond Fund - Class A	4,527	51	144	—	(15)	4,564

5

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL/PPM America Total Return Fund - Class A	9,773	192	192	—	(6)	9,873
JNL/Scout Unconstrained Bond Fund - Class A	13,895	247	554	—	19	13,670
JNL/T. Rowe Price Capital Appreciation Fund	11,651	95	580	—	54	11,762
JNL/T. Rowe Price Established Growth Fund - Class A	3,352	14	313	—	8	3,414
JNL/WCM Focused International Equity Fund	1,263	177	71	—	6	1,516
JNL/Westchester Capital Event Driven Fund - Class A	3,744	72	83	—	(2)	3,799
	149,098	4,238	5,666	—	227	151,885
JNAM Guidance – Moderate Fund
JNL Multi-Manager Alternative Fund - Class A	15,819	1	280	—	(9)	15,768
JNL Multi-Manager Mid Cap Fund - Class A	16,814	156	—	—	—	17,823
JNL Multi-Manager Small Cap Growth Fund - Class A	4,457	—	215	—	(13)	4,585
JNL Multi-Manager Small Cap Value Fund - Class A	4,745	15	304	—	(41)	4,506
JNL/AQR Managed Futures Strategy Fund - Class A	14,357	114	30	—	(3)	14,289
JNL/BlackRock Global Long Short Credit Fund	9,022	9	142	—	(12)	8,965
JNL/Boston Partners Global Long Short Equity Fund - Class A	21,456	29	633	—	27	21,227
JNL/Causeway International Value Select Fund - Class A	3,384	915	—	—	—	4,624
JNL/Crescent High Income Fund - Class A	11,271	—	205	—	13	11,267
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	23,520	—	1,466	—	387	23,905
JNL/DoubleLine Total Return Fund	57,693	34	838	—	55	57,477
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	11,287	5	190	—	6	11,298
JNL/Epoch Global Shareholder Yield Fund	9,505	—	853	—	(46)	9,191
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	22,529	158	19	—	(3)	23,740
JNL/Harris Oakmark Global Equity Fund - Class A	9,153	—	760	—	45	9,123
JNL/Invesco Global Real Estate Fund - Class A	4,445	1	47	—	(2)	4,497
JNL/Lazard Emerging Markets Fund - Class A	4,467	—	362	—	(23)	4,575
JNL/Lazard International Strategic Equity Fund	1,316	—	1,267	—	(91)	78
JNL/Mellon Capital S&P 500 Index Fund - Class A	21,211	—	2,025	—	366	20,391
JNL/Nicholas Convertible Arbitrage Fund	6,752	—	117	—	(2)	6,741
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	5,349	3	182	—	(16)	5,852
JNL/PIMCO Credit Income Fund	23,862	—	1,626	—	19	22,706
JNL/PIMCO Real Return Fund - Class A	8,206	840	—	—	—	9,176
JNL/PPM America High Yield Bond Fund - Class A	9,035	—	256	—	8	9,038
JNL/PPM America Total Return Fund - Class A	18,945	23	51	—	(2)	19,111
JNL/Scout Unconstrained Bond Fund - Class A	32,753	—	1,435	—	50	31,509
JNL/T. Rowe Price Capital Appreciation Fund	42,626	—	1,777	—	173	43,044
JNL/T. Rowe Price Established Growth Fund - Class A	17,953	—	1,519	—	103	18,381
JNL/WCM Focused International Equity Fund	4,214	470	—	—	—	5,148
JNL/Westchester Capital Event Driven Fund - Class A	11,307	—	258	—	(5)	11,246
	447,453	2,773	16,857	—	984	449,281
JNAM Guidance – Growth Fund
JNL Multi-Manager Alternative Fund - Class A	10,375	354	—	—	—	10,882
JNL Multi-Manager Mid Cap Fund - Class A	21,546	256	8	—	1	22,888
JNL Multi-Manager Small Cap Growth Fund - Class A	4,231	3	25	—	(1)	4,540
JNL Multi-Manager Small Cap Value Fund - Class A	4,480	27	74	—	3	4,481
JNL/AQR Managed Futures Strategy Fund - Class A	9,047	314	—	—	—	9,261
JNL/BlackRock Global Long Short Credit Fund	5,598	156	—	—	—	5,801
JNL/Boston Partners Global Long Short Equity Fund - Class A	13,441	182	—	—	—	13,858
JNL/Causeway International Value Select Fund - Class A	9,868	2,484	—	—	—	13,334
JNL/Crescent High Income Fund - Class A	4,243	81	—	—	—	4,401
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	20,213	—	412	—	108	21,411
JNL/DoubleLine Total Return Fund	12,839	222	—	—	—	13,195
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	7,081	144	—	—	—	7,351
JNL/Epoch Global Shareholder Yield Fund	8,707	—	97	—	(4)	9,130
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	5,001	455	—	—	—	5,706
JNL/Harris Oakmark Global Equity Fund - Class A	7,260	—	182	—	28	7,669
JNL/Invesco Global Real Estate Fund - Class A	4,374	22	34	—	(3)	4,459
JNL/Lazard Emerging Markets Fund - Class A	8,462	—	179	—	5	9,190
JNL/Lazard International Strategic Equity Fund	8,331	—	4,356	—	(177)	4,319
JNL/Mellon Capital S&P 500 Index Fund - Class A	13,646	—	152	—	28	14,296
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	5,467	23	34	—	(2)	6,161
JNL/PIMCO Credit Income Fund	7,237	48	17	—	—	7,417
JNL/PIMCO Real Return Fund - Class A	2,796	77	—	—	—	2,916
JNL/Scout Unconstrained Bond Fund - Class A	9,752	5	121	—	4	9,694
JNL/T. Rowe Price Capital Appreciation Fund	14,040	92	—	—	—	14,865

6

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL/T. Rowe Price Established Growth Fund - Class A	20,802	8	234	—	28	22,893
JNL/T. Rowe Price Value Fund - Class A	27,514	—	337	—	(31)	28,514
JNL/WCM Focused International Equity Fund	9,800	2,462	—	—	—	13,421
JNL/Westchester Capital Event Driven Fund - Class A	7,023	161	—	—	—	7,307
	283,174	7,576	6,262	—	(13)	299,360
JNAM Guidance – Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class A	30,018	35	166	—	(6)	30,321
JNL Multi-Manager Mid Cap Fund - Class A	43,196	103	207	—	24	45,282
JNL Multi-Manager Small Cap Growth Fund - Class A	10,161	18	25	—	(1)	10,948
JNL Multi-Manager Small Cap Value Fund - Class A	10,707	60	146	—	(15)	10,733
JNL/AQR Managed Futures Strategy Fund - Class A	26,446	512	—	—	—	26,669
JNL/BlackRock Global Long Short Credit Fund	17,085	30	50	—	(4)	17,209
JNL/Boston Partners Global Long Short Equity Fund - Class A	40,706	3	522	—	22	40,899
JNL/Causeway International Value Select Fund - Class A	21,205	401	—	—	—	23,551
JNL/Crescent High Income Fund - Class A	21,942	13	614	—	38	21,732
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	55,126	—	2,267	—	601	57,226
JNL/DoubleLine Total Return Fund	64,736	135	549	—	25	64,986
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	21,442	2	63	—	2	21,757
JNL/Epoch Global Shareholder Yield Fund	17,594	—	911	—	(38)	17,708
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	24,516	191	—	—	—	25,870
JNL/Harris Oakmark Global Equity Fund - Class A	20,482	—	259	—	59	21,902
JNL/Invesco Global Real Estate Fund - Class A	8,253	93	—	—	—	8,528
JNL/Lazard Emerging Markets Fund - Class A	12,747	—	846	—	(49)	13,250
JNL/Lazard International Strategic Equity Fund	4,368	—	4,052	—	(357)	430
JNL/Mellon Capital S&P 500 Index Fund - Class A	38,038	—	987	—	189	39,286
JNL/Nicholas Convertible Arbitrage Fund	12,770	17	33	—	(1)	12,957
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	12,072	17	190	—	30	13,454
JNL/PIMCO Credit Income Fund	35,814	9	1,583	—	20	34,957
JNL/PIMCO Real Return Fund - Class A	9,988	984	—	—	—	11,136
JNL/PPM America Total Return Fund - Class A	19,169	67	10	—	—	19,423
JNL/Scout Unconstrained Bond Fund - Class A	35,861	1	1,355	—	48	34,718
JNL/T. Rowe Price Capital Appreciation Fund	84,759	—	3,629	—	488	85,472
JNL/T. Rowe Price Established Growth Fund - Class A	53,203	—	3,446	—	334	55,566
JNL/T. Rowe Price Value Fund - Class A	54,505	—	2,657	—	(271)	54,464
JNL/WCM Focused International Equity Fund	21,861	796	—	—	—	25,026
JNL/Westchester Capital Event Driven Fund - Class A	21,371	11	98	—	(2)	21,658
	850,141	3,498	24,665	—	1,136	867,118
JNAM Guidance – Maximum Growth Fund
JNL Multi-Manager Alternative Fund - Class A	6,425	33	1	—	—	6,551
JNL Multi-Manager Mid Cap Fund - Class A	23,524	39	21	—	2	24,734
JNL Multi-Manager Small Cap Growth Fund - Class A	5,131	4	6	—	—	5,530
JNL Multi-Manager Small Cap Value Fund - Class A	5,628	1	119	—	(15)	5,569
JNL/AQR Managed Futures Strategy Fund - Class A	4,901	119	—	—	—	4,967
JNL/Boston Partners Global Long Short Equity Fund - Class A	6,404	20	—	—	—	6,536
JNL/Causeway International Value Select Fund - Class A	12,199	1,212	—	—	—	14,557
JNL/Crescent High Income Fund - Class A	2,366	6	8	—	—	2,407
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	23,730	—	403	—	105	25,217
JNL/DoubleLine Total Return Fund	6,370	53	—	—	—	6,488
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	2,935	12	—	—	—	2,998
JNL/Epoch Global Shareholder Yield Fund	7,388	—	167	—	(9)	7,658
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	2,412	—	23	—	(3)	2,502
JNL/Harris Oakmark Global Equity Fund - Class A	7,543	—	85	—	3	8,075
JNL/Invesco Global Real Estate Fund - Class A	3,650	2	46	—	(2)	3,685
JNL/Lazard Emerging Markets Fund - Class A	8,634	51	1	—	—	9,613
JNL/Lazard International Strategic Equity Fund	8,822	—	3,439	—	(290)	5,766
JNL/Mellon Capital S&P 500 Index Fund - Class A	16,516	—	625	—	113	16,851
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	5,037	128	—	—	—	5,821
JNL/PIMCO Credit Income Fund	2,918	14	—	—	—	2,991
JNL/Scout Unconstrained Bond Fund - Class A	4,644	37	—	—	—	4,709
JNL/T. Rowe Price Established Growth Fund - Class A	21,073	—	422	—	28	22,986
JNL/T. Rowe Price Value Fund - Class A	27,591	—	412	—	(21)	28,517
JNL/WCM Focused International Equity Fund	12,304	1,429	—	—	—	15,097
JNL/Westchester Capital Event Driven Fund - Class A	3,823	—	110	—	(2)	3,779

7

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
	231,968	3,160	5,888	—	(91)	243,604
JNAM Guidance – Alt 100 Fund
JNL Multi-Manager Alternative Fund - Class A	48,472	77	1,360	—	(36)	47,890
JNL/AQR Managed Futures Strategy Fund - Class A	54,211	8	2,827	—	(471)	50,900
JNL/BlackRock Global Long Short Credit Fund	31,575	—	2,408	—	(147)	29,429
JNL/Boston Partners Global Long Short Equity Fund - Class A	70,657	—	6,039	—	264	65,854
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	7,959	—	1,072	—	(219)	7,405
JNL/DoubleLine Total Return Fund	23,708	—	1,853	—	(11)	22,088
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	39,478	—	3,249	—	(19)	36,883
JNL/FAMCO Flex Core Covered Call Fund	1	—	1	—	—	—
JNL/Invesco Global Real Estate Fund - Class A	15,901	—	1,492	—	(88)	14,758
JNL/Neuberger Berman Currency Fund	23,693	—	1,635	—	(76)	22,080
JNL/Nicholas Convertible Arbitrage Fund	35,429	—	2,830	—	(151)	33,149
JNL/Westchester Capital Event Driven Fund - Class A	39,401	—	3,216	—	(61)	36,857
	390,485	85	27,982	—	(1,015)	367,293
JNAM Guidance – Equity 100 Fund
JNL Multi-Manager Mid Cap Fund - Class A	4,915	155	205	—	20	5,112
JNL Multi-Manager Small Cap Growth Fund - Class A	1,636	41	93	—	(6)	1,711
JNL Multi-Manager Small Cap Value Fund - Class A	1,636	110	49	—	2	1,714
JNL/Causeway International Value Select Fund - Class A	6,370	151	504	—	27	6,589
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	10,627	113	511	—	132	11,067
JNL/Epoch Global Shareholder Yield Fund	2,477	41	111	—	(1)	2,554
JNL/Harris Oakmark Global Equity Fund - Class A	4,509	90	306	—	67	4,659
JNL/Lazard Emerging Markets Fund - Class A	2,925	86	374	—	(33)	2,941
JNL/Lazard International Strategic Equity Fund	3,101	57	137	—	(6)	3,188
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	2,295	69	295	—	(31)	2,353
JNL/T. Rowe Price Capital Appreciation Fund	8,206	115	249	—	11	8,497
JNL/T. Rowe Price Established Growth Fund - Class A	7,354	58	526	—	70	7,683
JNL/T. Rowe Price Value Fund - Class A	10,436	254	401	—	(38)	10,796
JNL/The London Company Focused U.S. Equity Fund	6,126	167	177	—	19	6,349
JNL/WCM Focused International Equity Fund	9,553	164	912	—	2	9,796
	82,166	1,671	4,850	—	235	85,009
JNAM Guidance – Fixed Income 100 Fund
JNL/Crescent High Income Fund - Class A	3,533	71	206	—	13	3,461
JNL/DoubleLine Total Return Fund	17,355	240	858	—	20	16,911
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	2,825	52	168	—	(9)	2,758
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	8,785	228	737	—	(65)	8,682
JNL/Neuberger Berman Strategic Income Fund - Class A	3,545	43	217	—	(7)	3,455
JNL/PIMCO Credit Income Fund	8,853	108	501	—	5	8,637
JNL/PIMCO Real Return Fund - Class A	3,904	59	224	—	2	3,798
JNL/PIMCO Total Return Bond Fund - Class A	5,673	78	308	—	(7)	5,528
JNL/PPM America Floating Rate Income Fund - Class A	2,119	40	113	—	(3)	2,063
JNL/PPM America High Yield Bond Fund - Class A	2,121	43	146	—	1	2,079
JNL/PPM America Total Return Fund - Class A	5,662	87	283	—	(8)	5,522
JNL/Scout Unconstrained Bond Fund - Class A	6,361	113	311	—	11	6,201
	70,736	1,162	4,072	—	(47)	69,095
JNAM Guidance – Real Assets Fund
JNL/BlackRock Global Natural Resources Fund - Class A	1,262	98	72	—	(11)	1,215
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	1,916	69	312	—	(80)	1,797
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	673	37	83	—	(1)	639
JNL/Invesco Global Real Estate Fund - Class A	2,734	115	350	—	(58)	2,560
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	1,271	41	92	—	(42)	1,216
JNL/PIMCO Real Return Fund - Class A	4,607	235	580	—	(55)	4,331
JNL/Van Eck International Gold Fund	1,131	49	301	—	54	1,004
	13,594	644	1,790	—	(193)	12,762

Income Tax Matters. JNAM Guidance – Interest Rate Opportunities Fund, JNAM Guidance – Conservative Fund, JNAM Guidance – Moderate Fund, JNAM Guidance – Growth Fund, JNAM Guidance – Moderate Growth Fund, JNAM Guidance – Maximum Growth Fund, JNAM Guidance – Alt 100 Fund, JNAM Guidance – Equity 100 Fund, JNAM Guidance – Fixed Income 100 Fund, JNAM Guidance – Real Assets Fund and JNL/American Funds Growth Fund are treated as partnerships for federal income tax purposes. The Funds are not subject to federal income tax, and therefore, there is no provision for federal income taxes. The book cost of assets differs from the tax cost of assets for these Funds as a result of each Fund’s expected adoption of a mark to market method of accounting for federal income tax purposes. Under this method, the tax cost of assets will approximate fair market value.

8

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL/American Funds Global Growth Fund is treated as a registered investment company for federal income tax purposes.

As of March 31, 2017, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for JNL/American Funds Global Growth Fund, were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/American Funds Global Growth Fund	111,988	2,771	(7,505)	(4,734)

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

9

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL Tactical ETF Conservative Fund
INVESTMENT COMPANIES 97.3%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	121	$5,786
iShares Core MSCI EAFE ETF (a)	125	7,226
iShares Core MSCI Emerging Markets ETF	57	2,719
iShares Core S&P 500 ETF	40	9,505
iShares Core S&P Mid-Cap ETF	27	4,670
iShares Core Total U.S. Bond Market ETF	192	20,804
iShares Edge MSCI USA Value Factor ETF (a)	84	6,140
iShares Floating Rate Bond ETF (a)	148	7,516
iShares Intermediate Credit Bond ETF (a)	130	14,161
iShares JPMorgan USD Emerging Markets Bond ETF	41	4,662
iShares MSCI EAFE Small Cap Index Fund (a)	33	1,792
iShares S&P SmallCap 600 Index Fund (a)	25	1,743
iShares TIPS Bond ETF	91	10,433
iShares U.S. Consumer Services ETF	22	3,589
iShares U.S. Financial Services ETF (a)	37	4,048
iShares U.S. Healthcare ETF (a)	31	4,807
iShares U.S. Real Estate ETF	7	582
iShares U.S. Technology ETF (a)	27	3,641
Total Investment Companies (cost $108,969)		113,824
SHORT TERM INVESTMENTS 15.6%
Investment Companies 2.7%
JNL Money Market Fund, 0.53% (b) (c)	3,154	3,154
Securities Lending Collateral 12.9%
Securities Lending Cash Collateral Fund LLC, 0.63% (b) (c)	15,056	15,056
Total Short Term Investments (cost $18,210)		18,210
Total Investments 112.9% (cost $127,179)		132,034
Other Assets and Liabilities, Net (12.9)%		(15,049)
Total Net Assets 100.0%		$116,985

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

JNL Tactical ETF Moderate Fund
INVESTMENT COMPANIES 98.5%
iShares 0-5 Year High Yield Corporate Bond ETF	157	$7,487
iShares Core MSCI EAFE ETF (a)	494	28,621
iShares Core MSCI Emerging Markets ETF	245	11,726
iShares Core S&P 500 ETF	113	26,952
iShares Core S&P Mid-Cap ETF	81	13,854
iShares Core Total U.S. Bond Market ETF	276	29,955
iShares Edge MSCI USA Value Factor ETF	233	17,055
iShares Floating Rate Bond ETF (a)	197	10,020
iShares Intermediate Credit Bond ETF	172	18,725
iShares JPMorgan USD Emerging Markets Bond ETF (a)	61	6,912
iShares MSCI EAFE Small Cap Index Fund (a)	144	7,779
iShares S&P SmallCap 600 Index Fund (a)	82	5,669
iShares TIPS Bond ETF	136	15,649
iShares U.S. Consumer Services ETF	69	11,040
iShares U.S. Financial Services ETF	126	13,727
iShares U.S. Healthcare ETF (a)	83	12,962
iShares U.S. Real Estate ETF	24	1,896
iShares U.S. Technology ETF	78	10,505
Total Investment Companies (cost $236,201)		250,534
SHORT TERM INVESTMENTS 18.9%
Investment Companies 1.2%
JNL Money Market Fund, 0.53% (b) (c)	3,088	3,088
Securities Lending Collateral 17.7%
Securities Lending Cash Collateral Fund LLC, 0.63% (b) (c)	44,904	44,904
Total Short Term Investments (cost $47,992)		47,992
Total Investments 117.4% (cost $284,193)		298,526
Other Assets and Liabilities, Net (17.4)%		(44,351)
Total Net Assets 100.0%		$254,175

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

JNL Tactical ETF Growth Fund
INVESTMENT COMPANIES 98.6%
iShares 0-5 Year High Yield Corporate Bond ETF	58	$2,777
iShares Core MSCI EAFE ETF (a)	441	25,560
iShares Core MSCI Emerging Markets ETF	242	11,586
iShares Core S&P 500 ETF	112	26,643
iShares Core S&P Mid-Cap ETF	85	14,471
iShares Core Total U.S. Bond Market ETF	94	10,171
iShares Edge MSCI USA Value Factor ETF	243	17,795
iShares Floating Rate Bond ETF (a)	73	3,704
iShares Intermediate Credit Bond ETF	55	6,010
iShares JPMorgan USD Emerging Markets Bond ETF	25	2,797
iShares MSCI EAFE Small Cap Index Fund	124	6,734
iShares S&P SmallCap 600 Index Fund (a)	88	6,066
iShares TIPS Bond ETF	53	6,026
iShares U.S. Consumer Services ETF	63	10,090
iShares U.S. Financial Services ETF	119	12,954
iShares U.S. Healthcare ETF (a)	74	11,526
iShares U.S. Real Estate ETF	24	1,884
iShares U.S. Technology ETF	72	9,748
Total Investment Companies (cost $173,013)		186,542
SHORT TERM INVESTMENTS 22.5%
Investment Companies 1.3%
JNL Money Market Fund, 0.53% (b) (c)	2,500	2,500
Securities Lending Collateral 21.2%
Securities Lending Cash Collateral Fund LLC, 0.63% (b) (c)	40,172	40,172
Total Short Term Investments (cost $42,672)		42,672
Total Investments 121.1% (cost $215,685)		229,214
Other Assets and Liabilities, Net (21.1)%		(39,999)
Total Net Assets 100.0%		$189,215

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/AQR Risk Parity Fund (a)
GOVERNMENT AND AGENCY OBLIGATIONS 36.5%
France 5.4%
France Government Inflation Indexed Bond
2.25%, 07/25/20, EUR (b)	244	$294
0.10%, 07/25/21 - 03/01/25, EUR (b)	605	682
1.10%, 07/25/22, EUR (b)	359	428
0.25%, 07/25/24, EUR (b)	163	187
1.85%, 07/25/27, EUR (b)	161	210
		1,801
Germany 4.0%
Deutsche Bundesrepublik Inflation Indexed Bond
1.75%, 04/15/20, EUR (b)	110	129
0.10%, 04/15/23 - 04/15/26, EUR (b)	1,018	1,192
		1,321
United Kingdom 6.2%
United Kingdom Inflation Indexed Bond
0.13%, 03/22/24 - 03/22/26, GBP (b)	1,383	2,075
United States of America 20.9%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/20 - 07/15/26 (b)	5,121	5,143
0.38%, 07/15/25 (b)	737	739
	Shares/Par†	Value
0.63%, 01/15/26 (b)	1,083	1,103
		6,985
Total Government And Agency Obligations (cost $12,305)		12,182
SHORT TERM INVESTMENTS 58.5%
Investment Companies 40.5%
JNL Money Market Fund, 0.53% (c) (d) (e)	6,129	6,129
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 0.62% (d) (e)	7,386	7,386
		13,515
Treasury Securities 18.0%
U.S. Treasury Bill
0.50%, 04/13/17	4,608	4,607
0.61%, 07/27/17 (e)	1,402	1,399
		6,006
Total Short Term Investments (cost $19,521)		19,521
Total Investments 95.0% (cost $31,826)		31,703
Other Derivative Instruments 0.1%		19
Other Assets and Liabilities, Net 4.9%		1,655
Total Net Assets 100.0%		$33,377

(a) Consolidated Schedule of Investments.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

(e) All or a portion of the security is held in the respective subsidiary.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Amsterdam Exchanges Index	1	April 2017	EUR	102	$—	$1
ASX SPI 200 Index	3	June 2017	AUD	432	(2)	5
Australia Commonwealth Treasury Bond, 10-Year	10	June 2017	AUD	1,258	—	21
Brent Crude Oil ‡	13	July 2017		690	5	9
CAC40 10 Euro	4	April 2017	EUR	199	1	6
Canadian Government Bond, 10-Year	15	June 2017	CAD	2,043	(2)	13
Cocoa ‡	2	July 2017		40	—	2
Coffee 'C' ‡	4	July 2017		215	—	(2)
Corn ‡	26	July 2017		492	9	(9)
Cotton No. 2 ‡	3	July 2017		118	1	—
Euro Stoxx 50	16	June 2017	EUR	532	3	17
Euro-Bund	59	June 2017	EUR	9,554	(1)	(31)
Feeder Cattle ‡	1	August 2017		64	—	2
FTSE 100 Index	8	June 2017	GBP	583	(3)	(1)
FTSE/JSE Top 40 Index	7	June 2017	ZAR	3,160	—	3
German Stock Index	1	June 2017	EUR	301	1	8
Gold 100 oz. ‡	9	June 2017		1,118	3	8
IBEX 35 Index	1	April 2017	EUR	99	—	5
Japanese Government Bond, 10-Year	4	June 2017	JPY	600,147	(3)	9
KCBT Wheat ‡	1	July 2017		23	—	(2)
KOSPI 200	4	June 2017	KRW	280,750	—	1
Lean Hogs ‡	5	June 2017		155	(1)	(7)
Live Cattle ‡	8	July 2017		343	—	12
LME Aluminum ‡	9	June 2017		391	—	51
LME Copper ‡	5	June 2017		716	—	14
LME Lead ‡	1	June 2017		55	—	3
LME Nickel ‡	2	June 2017		124	—	(4)
LME Zinc ‡	3	June 2017		203	—	5
Low Sulphur Gas Oil ‡	5	June 2017		232	—	4
Natural Gas ‡	6	June 2017		188	—	7
NY Harbor ULSD ‡	3	June 2017		192	2	7
RBOB Gasoline ‡	4	June 2017		273	3	12
Russell 2000 Mini Index	10	June 2017		682	1	10
S&P 500 E-Mini Index	57	June 2017		6,745	(15)	(21)
S&P MidCap 400 E-Mini Index	5	June 2017		857	—	3
S&P/Toronto Stock Exchange 60 Index	3	June 2017	CAD	544	(1)	2
SGX Nifty 50 Index	7	April 2017		128	—	1
Silver ‡	3	May 2017		263	1	10
Soybean ‡	9	July 2017		462	(7)	(31)
Soybean Meal ‡	5	July 2017		167	(3)	(11)
Soybean Oil ‡	9	May 2017		185	(1)	(13)

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Sugar #11 (World Markets) ‡	14	July 2017		286	(1)	(22)
Tokyo Price Index	7	June 2017	JPY	107,668	(10)	(16)
U.K. Long Gilt	13	June 2017	GBP	1,632	(1)	33
U.S. Treasury Note, 10-Year	158	June 2017		19,617	35	64
Wheat ‡	10	July 2017		231	2	(11)
WTI Crude Oil ‡	18	June 2017		917	5	2
					$21	$169

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
BRL/USD	CIT	06/21/17	BRL	263	$83	$(1)
BRL/USD	CIT	06/21/17	BRL	1,836	576	3
CHF/USD	CIT	06/21/17	CHF	8	8	—
CNH/USD	CIT	06/21/17	CNH	1,500	217	—
EUR/USD	CIT	06/21/17	EUR	50	54	—
HKD/USD	CIT	06/21/17	HKD	757	97	—
HUF/USD	CIT	06/21/17	HUF	128,000	443	1
INR/USD	CIT	06/21/17	INR	29,600	451	14
KRW/USD	CIT	06/21/17	KRW	988,100	885	11
MXN/USD	CIT	06/21/17	MXN	17,900	945	50
PLN/USD	CIT	06/21/17	PLN	2,599	655	19
TRY/USD	CIT	06/21/17	TRY	2,508	675	(4)
TRY/USD	CIT	06/21/17	TRY	693	186	4
USD/CHF	CIT	06/21/17	CHF	(4)	(4)	—
USD/EUR	CIT	06/21/17	EUR	(5,594)	(5,991)	(46)
USD/GBP	CIT	06/21/17	GBP	(1,400)	(1,757)	(24)
USD/GBP	CIT	06/21/17	GBP	(241)	(303)	1
USD/HKD	CIT	06/21/17	HKD	(672)	(87)	—
USD/HUF	CIT	06/21/17	HUF	(2,100)	(7)	—
USD/INR	CIT	06/21/17	INR	(600)	(9)	—
USD/KRW	CIT	06/21/17	KRW	(9,700)	(9)	—
USD/MXN	CIT	06/21/17	MXN	(700)	(37)	(1)
USD/ZAR	CIT	06/21/17	ZAR	(200)	(15)	1
ZAR/USD	CIT	06/21/17	ZAR	5,367	394	(11)
ZAR/USD	CIT	06/21/17	ZAR	433	32	—
					$(2,518)	$17

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†		Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
FUTURES
Bovespa Index Future, Expiration April 2017	BOA	N/A	04/12/17	BRL	678	$(8)
Hang Seng China Enterprises Index Future, Expiration April 2017	BOA	N/A	04/27/17	HKD	5,759	(13)
Hang Seng Index Future, Expiration April 2017	BOA	N/A	04/27/17	HKD	1,218	(1)
KOSPI 200 Future, Expiration June 2017	BOA	N/A	06/08/17	KRW	135,203	5
MSCI Taiwan Index Future, Expiration April 2017	BOA	N/A	04/27/17		293	(3)
SGX Nifty 50 Index Future, Expiration April 2017	BOA	N/A	04/27/17		146	1
Swiss Market Index Future, Expiration June 2017	BOA	N/A	06/16/17	CHF	340	2
Hang Seng China Enterprises Index Future, Expiration April 2017	GSC	N/A	04/27/17	HKD	1,045	(2)
MSCI Taiwan Index Future, Expiration April 2017	GSC	N/A	04/27/17		110	(1)
SGX Nifty 50 Index Future, Expiration April 2017	GSC	N/A	04/27/17		18	—
						$(20)

‡ All or a portion of the derivative instrument is held in the respective subsidiary.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/BlackRock Global Long Short Credit Fund
COMMON STOCKS 0.4%
Italy 0.1%
Telecom Italia SpA (a)	262	$236
United States of America 0.3%
Alere Inc. (a)	2	79
AMC Networks Inc. - Class A (a)	16	940
		1,019
Total Common Stocks (cost $1,133)		1,255
PREFERRED STOCKS 0.6%
Israel 0.1%
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18 (b)	1	331
United States of America 0.5%
Morgan Stanley - Series K, 5.85%, (callable at 25 beginning 04/15/27) (c)	65	1,680
Total Preferred Stocks (cost $1,972)		2,011
INVESTMENT COMPANIES 0.3%
United States of America 0.3%
iShares 20+ Year Treasury Bond ETF (d)	2	272
PowerShares QQQ Trust	3	430
SPDR Dow Jones Industrial Average ETF Trust	1	272
Total Investment Companies (cost $975)		974
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.2%
Australia 0.3%
Virgin Australia Trust
Series 2013-1C, 7.13%, 10/23/18 (e)	547	560
Series 2013-1B, 6.00%, 10/23/20 (e)	282	288
		848
Canada 0.7%
Air Canada Pass-Through Trust
Series 2013-C-1, 6.63%, 05/15/18 (e)	350	364
Series 2013-1B, 5.38%, 05/15/21 (e)	331	341
Series 2015-B-2, 5.00%, 12/15/23 (e)	1,525	1,560
		2,265
Cayman Islands 0.9%
ALM VI Ltd.
Series 2012-CR-6A, 4.77%, 07/15/26 (e) (f)	250	250
Atlas Senior Loan Fund Ltd.
Series 2013-A3L-2A, 3.74%, 02/17/26 (e) (f)	350	349
BlueMountain CLO Ltd.
Series 2016-E-1X, 6.60%, 04/25/30, EUR (f) (g)	500	537
Carlyle Global Market Strategies CLO Ltd.
Series 2015-D-3X, 5.55%, 01/15/29, EUR (f) (g)	200	194
ING Investment Management Co.
Series 2013-B-3A, 3.72%, 01/18/26 (e) (f)	255	254
KKR CLO Trust
Series 2013-A1-1A, 2.17%, 07/15/25 (e) (f)	500	500
Madison Park Funding I Ltd.
Series 2013-C-11A, 3.79%, 10/23/25 (e) (f)	320	322
Mountain Hawk CLO Ltd.
Series 2013-A1-2A, 2.19%, 07/22/24 (e) (f)	460	458
		2,864
Ireland 1.3%
Adagio IV CLO Ltd.
Series IV-F-X, 6.65%, 10/15/29, EUR (f) (g)	100	94
Adagio V CLO DAC
Series V-E-X, 6.70%, 10/15/29, EUR (f) (g)	110	116
Arbour CLO DAC
Series F-4X, 5.00%, 01/15/30, EUR (f) (g)	150	157
Arbour CLO IV DAC
Series E-4X, 5.60%, 01/15/30, EUR (f) (g)	183	185
Arbour CLO Ltd.
Series 2014-E-1X, 5.00%, 06/16/27, EUR (f) (g)	238	249
Series 2014-F-1X, 5.75%, 06/16/27, EUR (f) (g)	336	324
Aurium CLO III DAC
Series F-3X, 0.00%, 04/15/30, EUR (f) (g) (h)	100	98
Avoca CLO XIII Ltd.
Series E-13X, 5.17%, 12/29/27, EUR (f) (g)	250	263
	Shares/Par†	Value
Avoca CLO XIV Ltd.
Series SUB-14X, 0.00%, 07/12/28, EUR (g) (i)	400	387
Series E-14X, 4.75%, 07/12/28, EUR (f) (g)	200	209
Series F-14X, 5.75%, 07/12/28, EUR (f) (g)	300	280
Avoca CLO XV Ltd.
Series M1-15X, 0.00%, 01/15/29, EUR (f) (g)	500	471
Series E-15X, 5.00%, 01/15/29, EUR (f) (g)	490	503
Series F-15X, 6.75%, 01/15/29, EUR (f) (g)	230	228
Avoca CLO XVII DAC
Series E-17X, 5.95%, 01/15/30, EUR (f) (g)	179	190
Cordatus CLO Plc
Series E-8X, 5.70%, 01/23/20, EUR (f) (g) (h)	100	104
Series F-8X, 7.65%, 01/23/20, EUR (f) (g) (h)	100	100
CVC Cordatus Loan Fund VII DAC
Series E-7X, 7.00%, 08/15/29, EUR (f) (g)	160	171
Sorrento Park CLO Ltd.
Series E-1X, 5.92%, 11/16/27, EUR (f) (g)	250	232
		4,361
Italy 0.1%
Arianna SPV Srl
Series A-1, 3.60%, 04/20/19, EUR (g)	260	280
Luxembourg 0.1%
Harvest CLO XI
Series E-11X, 4.92%, 03/28/29, EUR (f) (g)	280	293
Harvest CLO XVI DAC
Series E-16X, 6.40%, 10/15/29, EUR (f) (g)	155	162
		455
Netherlands 1.6%
ALME Loan Funding V BV
Series E-5X, 6.00%, 07/15/29, EUR (f) (g)	500	528
Cadogan Square CLO VII BV
Series E-7X, 6.00%, 05/25/29, EUR (f) (g)	200	211
Cairn CLO VI BV
Series 2016-E-6X, 6.25%, 07/25/29, EUR (f) (g)	200	214
Dryden XLVI Euro CLO BV
Series 2016-E-46X, 5.75%, 01/15/30, EUR (f) (g)	104	107
Euro-Galaxy IV CLO
Series 2015-D-4X, 3.35%, 07/30/28, EUR (f) (g)	270	288
Series 2015-E-4X, 4.50%, 07/30/28, EUR (f) (g)	165	166
Series 2015-F-4X, 6.25%, 07/30/28, EUR (f) (g)	380	360
Euro-Galaxy V CLO
Series 2016-E-46X, 6.30%, 11/10/30, EUR (f) (g)	100	106
Jubilee CDO BV
Series VIII-SUB-X, 4.77%, 01/15/24, EUR (g)	690	471
North Westerly CLO IV BV
Series IV-SUB-X, 0.00%, 01/15/26, EUR (f) (g)	528	522
Series IV-A-1-X, 1.22%, 01/15/26, EUR (f) (g)	1,950	2,088
OZLME BV
Series E-1X, 6.45%, 01/18/30, EUR (f) (g)	158	169
Tikehau CLO BV
Series 2015-E-1X, 4.60%, 08/04/28, EUR (f) (g)	100	103
		5,333
Norway 0.4%
Norwegian Air Shuttle ASA Pass-Through Trust
Series 2016-B-1, 7.50%, 11/10/23 (e)	1,295	1,387
Turkey 0.2%
Turk Hava Yollari AO
Series 2015-A-1, 4.20%, 03/15/27 (e)	810	761
United Arab Emirates 0.1%
Doric Nimrod Air Alpha Pass-Through Trust
Series 2013-1A, 5.25%, 05/30/23 (e)	211	220
United Kingdom 0.2%
Paragon Mortgages No. 13 Plc
Series 13X-A2C, 1.20%, 01/15/39 (f) (g)	534	494
United States of America 6.3%
American Airlines Pass-Through Trust
Series 2013-1C, 6.13%, 07/15/18 (e)	1,750	1,813
Series 2001-A-1-1, 6.98%, 05/23/21	605	614
Series 2017-B1-B, 4.95%, 02/15/25	786	805
Carlyle Global Market Strategies Euro CLO Ltd.
Series 2015-D-2X, 5.50%, 09/21/29, EUR (f) (g)	100	105
Series 2015-E-2X, 6.50%, 09/21/29, EUR (f) (g)	130	131

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
CDGJ Commercial Mortgage Trust
Series 2014-EPA-BXCH, REMIC, 5.16%, 12/15/27 (e) (f)	270	272
CFCRE Commercial Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.77%, 05/10/58 (f)	1,859	213
Continental Airlines Inc. Pass-Through Certificates
Series 2012-C-3, 6.13%, 04/29/18	397	412
Core Industrial Trust
Series 2015-F-CALW, REMIC, 3.85%, 02/10/22 (e) (f)	380	378
Series 2015-G-CALW, REMIC, 3.85%, 02/10/22 (e) (f)	360	348
Credit Acceptance Auto Loan Trust
Series 2015-B-2A, 3.04%, 01/15/19 (e)	305	308
Series 2015-C-2A, 3.76%, 01/15/19 (e)	250	253
Series 2015-B-1A, 2.61%, 01/17/23 (e)	260	261
DCP Rights LLC
Series 2014-A-1A, 5.46%, 10/25/21 (e)	261	261
Delta Air Lines Pass-Through Trust
Series 2015-B-1, 4.25%, 07/30/23	1,371	1,405
Flatiron CLO Ltd.
Series 2012-CR-1A, 4.94%, 10/25/21 (e) (f)	250	250
GAHR Commercial Mortgage Trust
Series 2015-EFX-NRF, REMIC, 3.38%, 12/15/19 (e) (f)	705	699
Series 2015-FFX-NRF, REMIC, 3.38%, 12/15/19 (e) (f)	380	371
Series 2015-GFX-NRF, REMIC, 3.38%, 12/15/19 (e) (f)	525	505
GRACE Mortgage Trust
Series 2014-F-GRCE, REMIC, 3.59%, 06/10/21 (e) (f)	205	203
LB-UBS Commercial Mortgage Trust
Series 2006-B-C4, REMIC, 5.86%, 06/15/38 (f)	125	125
Lone Star Portfolio Trust
Series 2015-E-LSP, REMIC, 6.51%, 09/15/20 (e) (f)	439	446
Navient Private Education Loan Trust
Series 2015-A3-AA, 2.61%, 07/15/24 (e) (f)	295	305
Series 2015-B-AA, 3.50%, 12/15/24 (e)	100	93
OneMain Financial Issuance Trust
Series 2014-A-1A, 2.43%, 08/18/17 (e)	101	101
Series 2015-A-1A, 3.19%, 01/18/18 (e)	290	293
Series 2015-B-1A, 3.85%, 01/18/18 (e)	290	291
Series 2015-A-2A, 2.57%, 10/18/18 (e)	765	767
Series 2015-B-2A, 3.10%, 01/18/19 (e)	155	154
SLM Private Education Loan Trust
Series 2011-A3-B, 3.16%, 05/15/19 (e) (f)	630	659
Series 2013-B-B, 3.00%, 12/15/19 (e)	360	359
SMB Private Education Loan Trust
Series 2015-B-C, 3.50%, 03/15/26 (e)	775	760
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (e)	475	480
United Airlines Inc. Pass-Through Trust
Series 2014-B-2, 4.63%, 09/03/22	446	456
Series 2013-A-1, 4.30%, 08/15/25	754	786
US Airways Pass-Through Trust
Series 2012-C-2, 5.45%, 06/03/18	2,700	2,774
Series 2012-B-1, 8.00%, 10/01/19	174	188
Series 2012-B-2, 6.75%, 06/03/21	559	606
Series 2013-B-1, 5.38%, 11/15/21	1,417	1,479
Wells Fargo Commercial Mortgage Trust
Series 2015-D-C31, REMIC, 3.85%, 11/15/25	200	146
		20,875
Total Non-U.S. Government Agency Asset-Backed Securities (cost $40,820)		40,143
CORPORATE BONDS AND NOTES 52.5%
Australia 0.8%
Macquarie Bank Ltd.
6.13%, (callable at 100 beginning 03/08/27) (c) (e)	1,400	1,407
Volcan Holdings Inc.
4.13%, 04/11/20, GBP (b) (g)	500	631
	Shares/Par†	Value
Westpac Banking Corp.
4.32%, 11/23/31 (f)	600	604
		2,642
Belgium 0.1%
Anheuser-Busch InBev SA
2.00%, 03/17/28, EUR (g)	400	446
Brazil 0.1%
Petrobras Global Finance BV
6.63%, 01/16/34, GBP	220	268
Canada 2.2%
1011778 B.C. Unltd. Liability Co.
6.00%, 04/01/22 (e)	1,650	1,712
Cenovus Energy Inc.
5.70%, 10/15/19	1,942	2,096
First Quantum Minerals Ltd.
7.25%, 04/01/23 (e)	913	923
7.50%, 04/01/25 (e)	259	262
MDC Partners Inc.
6.50%, 05/01/24 (e)	146	139
MEG Energy Corp.
6.50%, 01/15/25 (e)	191	191
Teck Resources Ltd.
8.50%, 06/01/24 (e)	524	605
6.00%, 08/15/40	730	735
6.25%, 07/15/41	523	544
5.20%, 03/01/42	53	50
		7,257
France 1.5%
Areva SA
4.88%, 09/23/24, EUR	1,100	1,194
BNP Paribas Cardif SA
4.03%, (callable at 100 beginning 11/25/25), EUR (c) (g)	500	534
Credit Agricole Assurances SA
4.25%, (callable at 100 beginning 01/13/25), EUR (c) (g)	800	864
Electricite de France SA
3.63%, 10/13/25 (g)	885	886
Loxam SAS
4.25%, 04/15/24, EUR (g)	161	174
Numericable - SFR SA
7.38%, 05/01/26 (e)	623	642
Orange SA
3.38%, 09/16/22, EUR	450	552
		4,846
Germany 2.3%
Aroundtown Property Holdings Plc
3.00%, 05/05/20, EUR (b) (g)	1,300	1,841
Deutsche Bank AG
4.30%, 05/24/28 (f)	875	831
HSH Nordbank AG
7.25%, (callable at 100 beginning 06/30/17) (c)	2,275	599
ThyssenKrupp AG
1.38%, 03/03/22, EUR (g)	200	210
Unitymedia Hessen GmbH & Co. KG
4.00%, 01/15/25, EUR (g)	405	449
3.50%, 01/15/27, EUR (g)	990	1,070
6.25%, 01/15/29, EUR (g)	600	724
Volkswagen International Finance NV
0.02%, 03/30/19, EUR (f) (g)	900	962
0.50%, 03/30/21, EUR (g)	700	747
		7,433
Ireland 1.2%
AerCap Ireland Capital Ltd.
4.25%, 07/01/20	832	867
4.63%, 07/01/22	534	563
Allied Irish Banks Plc
7.37%, (callable at 100 beginning 12/03/20), EUR (c) (g)	500	565
4.12%, 11/26/25, EUR (g)	350	391
Ardagh Packaging Finance Plc
4.29%, 05/15/21 (e) (f)	400	409
4.63%, 05/15/23 (e)	200	201

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
7.25%, 05/15/24 (e)	200	214
Bank of Ireland
7.37%, (callable at 100 beginning 06/18/20), EUR (c) (g)	600	686
		3,896
Italy 2.6%
Assicurazioni Generali SpA
5.50%, 10/27/47, EUR (g)	400	453
Intesa Sanpaolo SpA
7.00%, (callable at 100 beginning 01/19/21), EUR (c) (g)	425	459
6.63%, 09/13/23, EUR (g)	810	1,021
3.93%, 09/15/26, EUR (g)	650	714
Meccanica Holdings USA Inc.
7.38%, 07/15/39 (e)	230	261
Mercury Bondco Plc
7.13%, 05/30/21, EUR (g) (j)	400	428
Telecom Italia Finance SA
7.75%, 01/24/33, EUR	510	717
Telecom Italia SpA
1.13%, 03/26/22, EUR (b) (g)	1,200	1,253
3.63%, 01/19/24, EUR (g)	300	339
UniCredit SpA
9.25%, (callable at 100 beginning 06/03/22), EUR (c) (g)	250	291
6.95%, 10/31/22, EUR (g)	620	777
5.75%, 10/28/25, EUR (g)	1,535	1,764
Unione di Banche Italiane SpA
4.45%, 09/15/27, EUR (g)	150	160
		8,637
Luxembourg 0.6%
Altice Financing SA
6.63%, 02/15/23 (e)	300	312
Atalaya Luxco
11.50%, 05/30/20, EUR (g) (h) (j) (k)	1,159	1,274
Bilbao Luxembourg SA
10.50%, 12/01/18, EUR (g) (j)	321	352
		1,938
Netherlands 0.7%
Constellium NV
6.63%, 03/01/25 (e)	275	265
Cooperatieve Rabobank U.A.
6.62%, (callable at 100 beginning 06/29/21), EUR (c) (g)	400	463
ELM BV
1.00%, 09/29/47, EUR (g)	175	188
Neptune Finco Corp.
10.13%, 01/15/23 (e)	650	754
Petrobras Global Finance BV
4.75%, 01/14/25, EUR	300	329
8.75%, 05/23/26	200	231
		2,230
Portugal 0.3%
Banco Espirito Santo SA
0.00%, 05/08/17 - 01/21/19, EUR (a) (g) (l)	3,800	1,176
Spain 1.9%
Banco Bilbao Vizcaya Argentaria SA
8.88%, (callable at 100 beginning 04/14/21), EUR (c) (g)	200	233
Banco Popular Espanol SA
8.25%, (callable at 100 beginning 04/10/20), EUR (c) (g)	200	196
11.50%, (callable at 100 beginning 10/10/18), EUR (c) (g)	500	544
Banco Santander SA
6.25%, (callable at 100 beginning 03/12/19), EUR (b) (c) (g)	900	948
Bankia SA
4.00%, 05/22/24, EUR (g)	1,400	1,543
3.38%, 03/15/27, EUR (g)	100	108
BPE Financiaciones SA
2.00%, 02/03/20, EUR (g)	1,200	1,283
Cirsa Funding Luxembourg SA
5.88%, 05/15/23, EUR (g)	100	112
	Shares/Par†	Value
Gas Natural Fenosa Finance BV
3.37%, (callable at 100 beginning 04/24/24), EUR (c) (g)	300	312
Santander Issuances SAU
3.25%, 04/04/26, EUR (g)	400	444
Telefonica Europe BV
3.75%, (callable at 100 beginning 03/15/22), EUR (c) (g)	200	214
5.87%, (callable at 100 beginning 03/31/24), EUR (c) (g)	200	233
		6,170
Switzerland 1.8%
Credit Suisse Group AG
3.57%, 01/09/23 (e)	500	499
4.28%, 01/09/28 (e)	500	497
UBS AG
4.75%, 02/12/26, EUR (g)	935	1,095
UBS Group AG
5.75%, (callable at 100 beginning 02/19/22), EUR (c) (g)	250	288
6.87%, (callable at 100 beginning 03/22/21) (c) (g)	450	467
7.00%, (callable at 100 beginning 02/19/25) (c) (g)	225	242
UBS Group Funding Switzerland AG
3.49%, 05/23/23 (e)	1,400	1,408
4.25%, 03/23/28 (e)	1,400	1,419
		5,915
United Kingdom 3.9%
Annington Finance No. 5 Plc
13.00%, 01/15/23, GBP (g) (j)	232	336
Barclays Plc
2.62%, 11/11/25, EUR (g)	120	129
HBOS Capital Funding LP
6.85%, (callable at 100 beginning 06/23/17) (c) (g)	130	132
Iceland Bondco Plc
6.75%, 07/15/24, GBP (g)	100	134
ITV Plc
2.00%, 12/01/23, EUR (g)	1,200	1,305
Jerrold Finco Plc
6.13%, 01/15/24, GBP (g)	300	373
Marks & Spencer Group Plc
3.00%, 12/08/23, GBP (g)	300	381
National Westminster Bank Plc
1.31%, (callable at 100 beginning 05/10/17) (c)	500	402
New Look Secured Issuer Plc
6.50%, 07/01/22, GBP (g)	970	1,068
Noble Holding International Ltd.
7.75%, 01/15/24	117	112
Pension Insurance Corp. Plc
6.50%, 07/03/24, GBP (g)	175	224
Pizzaexpress Financing 2 Plc
6.63%, 08/01/21, GBP (g)	500	642
Punch Taverns Finance B Ltd.
5.94%, 09/30/22, GBP	733	960
5.27%, 03/30/24, GBP	—	—
Punch Taverns Finance Plc
0.36%, 07/15/21, GBP (f) (g)	40	49
5.86%, 10/15/27, GBP (f) (g)	528	662
Santander UK Group Holdings Plc
6.75%, (callable at 100 beginning 06/24/24), GBP (c) (g)	250	313
Stonegate Pub Co. Financing Plc
4.88%, 03/15/22, GBP (g)	275	346
Tullow Oil Jersey Ltd.
6.63%, 07/12/21 (b) (g)	600	700
Tullow Oil Plc
6.00%, 11/01/20 (e)	200	193
6.25%, 04/15/22 (g)	600	561
6.25%, 04/15/22 (e)	200	187
Unique Pub Finance Co. Plc
7.40%, 03/30/24, GBP (g)	195	272
5.66%, 06/30/27, GBP	1,062	1,473
6.46%, 03/30/32, GBP (g)	491	597

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24, GBP (g)	450	585
Virgin Media Secured Finance Plc
6.25%, 03/28/29, GBP (g)	605	819
		12,955
United States of America 32.5%
21st Century Fox America Inc.
3.38%, 11/15/26 (e)	1,000	982
Alere Inc.
6.50%, 06/15/20	1,375	1,385
6.38%, 07/01/23 (e)	1,325	1,347
American Airlines Group Inc.
4.63%, 03/01/20 (e)	515	521
Amsurg Corp.
5.63%, 07/15/22	390	400
AT&T Inc.
0.00%, 11/27/22 (e) (i)	3,000	2,419
4.25%, 03/01/27	2,000	2,029
5.45%, 03/01/47	1,295	1,320
Ball Corp.
4.38%, 12/15/23, EUR	100	118
Bank of America Corp.
6.10%, (callable at 100 beginning 03/17/25) (c)	1,000	1,059
6.25%, (callable at 100 beginning 09/05/24) (c)	1,288	1,356
4.18%, 11/25/27	1,400	1,402
Bank of New York Mellon Corp.
4.63%, (callable at 100 beginning 09/20/26) (c)	552	533
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (e)	254	260
Broadcom Corp.
3.63%, 01/15/24 (e)	1,420	1,430
3.88%, 01/15/27 (e)	1,425	1,434
Cablevision Systems Corp.
7.75%, 04/15/18	575	599
5.88%, 09/15/22	405	409
CCO Holdings LLC
5.88%, 04/01/24 (e)	245	258
CenturyLink Inc.
5.80%, 03/15/22	915	943
7.50%, 04/01/24	1,085	1,147
Charter Communications Operating LLC
6.48%, 10/23/45	2,250	2,596
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (e)	126	139
5.88%, 03/31/25 (e)	156	163
Chobani LLC
7.50%, 04/15/25 (e)	431	441
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (c)	1,103	1,149
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22	550	571
Comcast Corp.
3.40%, 07/15/46	900	773
CommScope Technologies LLC
5.00%, 03/15/27 (e)	70	70
Community Health Systems Inc.
6.25%, 03/31/23	920	938
CONSOL Energy Inc.
5.88%, 04/15/22	965	954
Cox Communications Inc.
3.25%, 12/15/22 (e)	639	627
2.95%, 06/30/23 (e)	952	906
4.50%, 06/30/43 (e)	480	415
CSC Holdings LLC
5.25%, 06/01/24	75	75
Diamond 1 Finance Corp.
5.88%, 06/15/21 (e)	915	962
Discovery Communications LLC
3.80%, 03/13/24	900	890
4.90%, 03/11/26	1,714	1,782
DISH DBS Corp.
5.13%, 05/01/20	385	401
DJO Finco LLC
8.13%, 06/15/21 (e)	198	171
	Shares/Par†	Value
Enable Midstream Partners LP
3.90%, 05/15/24	1,200	1,170
5.00%, 05/15/44 (m)	1,100	996
Endo Finance LLC
6.00%, 07/15/23 (e)	200	175
Energy Transfer Partners LP
6.50%, 02/01/42	903	976
5.95%, 10/01/43	505	526
6.13%, 12/15/45	622	661
5.30%, 04/15/47	50	48
Federal-Mogul Holdings LLC
4.55%, 04/15/24, EUR (f) (g)	296	314
First Data Corp.
7.00%, 12/01/23 (e)	704	755
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (e) (n)	222	229
Ford Motor Co.
5.29%, 12/08/46	1,000	1,002
Freeport-McMoRan Inc.
2.38%, 03/15/18	344	341
3.10%, 03/15/20	860	845
4.00%, 11/14/21	320	309
3.55%, 03/01/22	385	357
5.45%, 03/15/43	235	198
Gartner Inc.
5.13%, 04/01/25 (e)	45	46
Gates Global LLC
6.00%, 07/15/22 (e)	125	127
General Motors Co.
6.75%, 04/01/46	1,000	1,172
Goldman Sachs Group Inc.
2.79%, 10/28/27 (f)	1,500	1,539
5.15%, 05/22/45	1,900	1,990
Gulfport Energy Corp.
6.38%, 05/15/25 (e)	54	53
HCA Inc.
4.25%, 10/15/19	342	353
5.25%, 04/15/25	250	266
Herc Spinoff Escrow Issuer LLC
7.50%, 06/01/22 (e)	1,339	1,423
7.75%, 06/01/24 (e)	585	623
Hess Corp.
5.80%, 04/01/47	1,890	1,964
Italics Merger Sub Inc.
7.13%, 07/15/23 (e)	1,418	1,379
Jaguar Holding Co. II
6.38%, 08/01/23 (e)	245	256
JPMorgan Chase & Co.
6.10%, (callable at 100 beginning 10/01/24) (c)	1,000	1,053
JPMorgan Chase Capital XXIII
2.04%, 05/15/47 (f)	4,800	4,134
KLX Inc.
5.88%, 12/01/22 (e)	85	88
Ladder Capital Finance Holdings LLC
5.25%, 03/15/22 (e)	141	142
Level 3 Financing Inc.
6.13%, 01/15/21	412	426
5.13%, 05/01/23	142	145
5.38%, 01/15/24	90	92
LG FinanceCo Corp.
5.88%, 11/01/24 (e)	610	633
LGE HoldCo VI BV
7.13%, 05/15/24, EUR (g)	570	683
Mallinckrodt International Finance SA
4.88%, 04/15/20 (e)	46	46
5.75%, 08/01/22 (e)	1,410	1,390
5.50%, 04/15/25 (e)	270	248
Meccanica Holdings USA Inc.
6.25%, 01/15/40 (e) (n)	740	781
Micron Technology Inc.
5.25%, 08/01/23 (e)	2,180	2,234
7.50%, 09/15/23 (e)	1,015	1,134
Microsoft Corp.
4.25%, 02/06/47	900	921

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
NBTY Inc.
7.63%, 05/15/21 (e)	151	159
Northwest Florida Timber Finance LLC
4.75%, 03/04/29 (e)	605	560
Novelis Corp.
6.25%, 08/15/24 (e)	268	279
5.88%, 09/30/26 (e)	197	201
NRG Energy Inc.
6.63%, 01/15/27 (e)	171	171
Oracle Corp.
4.00%, 07/15/46	900	859
Platform Specialty Products Corp.
6.50%, 02/01/22 (e)	325	337
Post Holdings Inc.
8.00%, 07/15/25 (e)	88	99
PQ Corp.
6.75%, 11/15/22 (e)	58	62
Prime Security Services Borrower LLC
9.25%, 05/15/23 (e)	1,483	1,626
Project Homestake Merger Corp.
8.88%, 03/01/23 (e)	386	395
Qorvo Inc.
6.75%, 12/01/23	1,010	1,096
7.00%, 12/01/25	1,156	1,277
Realogy Group LLC
4.88%, 06/01/23 (e)	139	136
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (e)	98	105
Reynolds Group Issuer Inc.
7.00%, 07/15/24 (e)	68	73
Rite Aid Corp.
6.13%, 04/01/23 (e)	1,154	1,144
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (e)	900	887
Sabre GLBL Inc.
5.38%, 04/15/23 (e)	832	851
5.25%, 11/15/23 (e)	262	268
Scientific Games International Inc.
7.00%, 01/01/22 (e)	1,110	1,186
Southern Co.
4.40%, 07/01/46	425	406
Sprint Communications Inc.
9.00%, 11/15/18 (e)	599	652
Sprint Corp.
7.63%, 02/15/25	165	180
Sprint Nextel Corp.
6.00%, 11/15/22	410	419
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (e)	200	200
Standard Industries Inc.
5.13%, 02/15/21 (e)	51	53
Tenet Healthcare Corp.
5.00%, 03/01/19	556	557
4.63%, 06/15/20 (f)	500	503
6.00%, 10/01/20	247	261
7.50%, 01/01/22 (e)	39	42
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (e)	535	524
Time Inc.
5.75%, 04/15/22 (e)	320	333
Time Warner Cable Inc.
5.88%, 11/15/40	1,485	1,584
Time Warner Inc.
4.65%, 06/01/44	118	111
4.85%, 07/15/45	882	859
T-Mobile USA Inc.
6.73%, 04/28/22	79	82
6.00%, 03/01/23	606	647
6.50%, 01/15/24	240	259
6.38%, 03/01/25	340	366
TransDigm Inc.
6.00%, 07/15/22	1,173	1,188
6.50%, 07/15/24	1,148	1,162
United States Steel Corp.
8.38%, 07/01/21 (e)	99	110
	Shares/Par†	Value
Univision Communications Inc.
5.13%, 02/15/25 (e)	88	87
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (e)	995	900
6.50%, 03/15/22 (e)	510	525
7.00%, 03/15/24 (e)	431	442
Verizon Communications Inc.
5.25%, 03/16/37	845	870
4.86%, 08/21/46	1,745	1,678
5.50%, 03/16/47	900	943
4.52%, 09/15/48	654	596
Viacom Inc.
5.87%, 02/28/57 (f)	770	785
6.25%, 02/28/57 (f)	900	902
Wayne Merger Sub LLC
8.25%, 08/01/23 (e)	200	210
Weatherford International Plc
9.88%, 02/15/24 (e)	122	141
Wells Fargo & Co.
5.90%, (callable at 100 beginning 06/15/24) (c)	980	1,024
Western Digital Corp.
7.38%, 04/01/23 (e)	1,344	1,473
10.50%, 04/01/24	1,224	1,441
Western Union Co.
3.60%, 03/15/22 (o)	900	906
Williams Cos. Inc.
5.75%, 06/24/44	1,650	1,658
XPO Logistics Inc.
6.50%, 06/15/22 (e)	234	246
Zayo Group LLC
6.38%, 05/15/25	138	149
		106,862
Total Corporate Bonds And Notes (cost $175,132)		172,671
VARIABLE RATE SENIOR LOAN INTERESTS 18.9% (f)
Canada 0.0%
CEVA Logistics Canada ULC
Term Loan, 6.54%, 03/18/21	9	8
France 0.7%
SFR Group SA
Term Loan B-10, 3.75%, 01/19/25, EUR	997	1,062
Technicolor SA
Term Loan B, 3.50%, 11/22/23, EUR	1,300	1,389
		2,451
Germany 0.3%
Springer SBM Two GmbH
Term Loan B-8, 4.75%, 08/14/20, EUR	788	839
Luxembourg 1.0%
Avolon (Luxembourg) SARL
Term Loan B-2, 3.73%, 01/20/22	345	349
Azelis Finance SA
1st Lien Term Loan, 5.00%, 11/19/22, EUR	362	388
2nd Lien Term Loan, 9.50%, 11/19/23, EUR (h)	450	480
Eircom Finco SARL
Term Loan B-6, 0.00%, 05/31/22, EUR (p)	561	597
Gol LuxCo SA
1st Lien Term Loan, 6.50%, 08/18/20	1,594	1,626
		3,440
Netherlands 0.4%
Axalta Coating Systems Ltd.
Term Loan, 3.00%, 02/01/23, EUR	1,000	1,072
CEVA Intercompany BV
Term Loan, 6.54%, 03/18/21	50	44
Ziggo Secured Finance Partnership
Term Loan E, 3.41%, 04/23/25	195	195
		1,311
Spain 0.2%
Car Rentals Subsidiary SLU
Term Loan B, 6.00%, 06/30/20, EUR	450	483
United Kingdom 0.7%
CEVA Group Plc
Term Loan, 6.54%, 03/12/21	69	60

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
CEVA Logistics BV
1st Lien Term Loan, 6.50%, 03/12/21	49	43
INEOS Finance Plc
Term Loan B, 3.25%, 03/31/24, EUR	1,000	1,062
Optima Sub-Finco Ltd.
Term Loan B-2, 5.00%, 01/21/23, EUR	384	414
Parkdean Resorts Holdco Ltd.
Term Loan B, 4.51%, 02/09/24, GBP	500	633
		2,212
United States of America 15.6%
1011778 B.C. Unlimited Liability Co.
Incremental Term Loan B-3, 0.00%, 02/16/24 (p)	1,000	1,000
Term Loan B-3, 3.40%, 02/16/24	329	330
Alere Inc.
Term Loan B, 4.25%, 06/15/22	1,483	1,485
AlixPartners LLP
Term Loan B, 0.00%, 04/29/24 (p)	110	110
Alliant Holdings I Inc.
Term Loan B, 4.39%, 08/12/22	274	275
Alpha 3 BV
Term Loan B-1, 4.00%, 01/31/24	50	50
Altice US Finance I Corp.
Term Loan B, 3.78%, 01/21/25	69	69
Term Loan B, 0.00%, 07/20/25 (p)	160	160
AMAYA Holdings BV
1st Lien Term Loan, 5.00%, 07/29/21	269	269
American Builders & Contractors Supply Co. Inc.
Term Loan B, 3.53%, 09/22/23	158	159
American Energy - Marcellus LLC
2nd Lien Term Loan, 8.53%, 07/07/21	567	65
AmWINS Group Inc.
Term Loan B, 3.75%, 01/25/24	95	95
Avaya Inc.
Term Loan B-7, 0.00%, 04/30/20 (a) (l)	50	40
Bass Pro Group LLC
Term Loan B, 5.97%, 04/01/24	40	38
BE Aerospace Inc.
Term Loan B, 4.00%, 11/12/21	108	108
Berry Plastics Group Inc.
Term Loan I, 3.28%, 10/01/22	129	129
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.75%, 01/27/24	180	176
Boyd Gaming Corp.
Term Loan B, 4.00%, 08/15/21	65	65
Term Loan B-2, 0.00%, 09/15/23 (p)	55	55
Bright Horizons Family Solutions LLC
Term Loan B, 3.60%, 01/30/20	242	244
BWAY Holding Co.
Term Loan B, 0.00%, 03/22/24 (p)	526	524
Caesars Entertainment Resort Properties LLC
Term Loan B, 7.00%, 09/17/20	732	735
Calpine Corp.
Term Loan B-5, 3.75%, 06/15/22	190	190
Term Loan B-7, 3.75%, 05/15/23	209	210
Camelot UK Holdco Ltd.
Term Loan B, 4.75%, 09/15/23	110	110
Catalent Pharma Solutions Inc.
Term Loan B, 3.75%, 04/30/21	191	193
Cavium Inc.
Term Loan B, 3.78%, 08/15/22	370	371
CBS Radio Inc.
Term Loan B, 4.50%, 10/06/23	95	96
Term Loan B, 0.00%, 03/01/24 (p)	35	35
Change Healthcare Holdings Inc.
Term Loan B, 3.75%, 02/02/24	627	628
Charter Communications Operating LLC
Term Loan H, 2.79%, 01/15/22	749	750
Term Loan I, 3.23%, 01/15/24	791	795
Chesapeake Energy Corp.
Term Loan, 8.55%, 08/25/21	693	738
CHG Healthcare Services Inc.
Term Loan B, 4.75%, 06/01/23	169	171
Chobani LLC
1st Lien Term Loan, 5.25%, 09/30/23	822	829
	Shares/Par†	Value
CITGO Holding Inc.
Term Loan B, 9.50%, 05/09/18	99	100
Community Health Systems Inc.
Term Loan G, 3.75%, 12/31/19	352	350
Continental Building Products LLC
1st Lien Term Loan, 3.28%, 08/18/23	179	179
Cortes NP Acquisition Corp.
Term Loan B, 6.04%, 09/29/23	208	210
Cotiviti Corp.
1st Lien Term Loan B, 3.75%, 09/28/23	171	171
CPG International Inc.
Term Loan, 4.75%, 09/13/20	363	363
CSC Holdings LLC
Term Loan, 3.94%, 10/15/24	185	184
1st Lien Term Loan, 0.00%, 07/15/25 (p)	56	56
Cypress Semiconductor Corp.
Term Loan B, 4.58%, 07/05/21	244	246
DaVita HealthCare Partners Inc.
Term Loan B, 3.53%, 06/20/21	196	199
Dell Inc.
Term Loan B, 3.50%, 09/07/23	2,319	2,327
DJO Finance LLC
Term Loan, 4.25%, 06/08/20	197	190
DPx Holdings BV
Incremental Term Loan, 4.25%, 03/11/21	248	248
DTZ US Borrower LLC
1st Lien Term Loan, 4.25%, 11/04/21	188	189
Dynegy Inc.
Incremental Term Loan C, 4.25%, 06/15/23	230	230
Endo Luxembourg Finance Co. I SARL
Term Loan B, 3.81%, 06/30/22	277	277
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 4.30%, 06/30/17	530	529
Energy Transfer Equity LP
Term Loan B, 3.54%, 01/30/24	761	758
Envision Healthcare Corp.
Term Loan B, 4.15%, 11/15/23	380	383
Equinix Inc.
Term Loan, 3.25%, 12/07/23	1,000	1,008
ESH Hospitality Inc.
Term Loan B, 3.28%, 08/30/23	140	141
Filtration Group Corp.
1st Lien Term Loan, 4.30%, 11/20/20	58	58
Delayed Draw Term Loan, 4.25%, 11/21/20	132	133
First Data Corp.
Term Loan A, 2.78%, 06/02/20	1,280	1,280
Term Loan, 3.98%, 03/24/21	696	701
Flex Acquisition Co. Inc.
1st Lien Term Loan, 4.25%, 12/15/23	85	85
Gates Global LLC
Term Loan B, 4.25%, 07/03/21	535	535
Go Daddy Operating Co. LLC
Delayed Draw Term Loan, 0.00%, 02/08/22 (p)	100	101
Term Loan B, 3.41%, 02/08/22	76	76
Grifols Worldwide Operations USA Inc.
Term Loan, 3.20%, 01/23/25	380	380
Harbor Freight Tools USA Inc.
Term Loan B, 3.79%, 08/15/23	154	154
HD Supply Inc.
Incremental Term Loan B-1, 3.75%, 08/13/21	151	152
Hostess Brands LLC
1st Lien Term Loan, 4.00%, 08/03/22	149	151
Informatica Corp.
Term Loan, 4.50%, 06/01/22	1,027	1,020
Intelsat Jackson Holdings SA
Term Loan B-2, 3.89%, 06/30/19	200	196
inVentiv Health Inc.
Term Loan B, 4.80%, 09/29/23	1,142	1,145
Jaguar Holding Co. II
Term Loan B, 4.25%, 08/05/22	752	754
Term Loan, 4.25%, 08/18/22	90	90
JBS USA LLC
Term Loan B, 3.29%, 10/30/22	135	135
KAR Auction Services Inc.
Term Loan B-3, 4.50%, 03/01/23	89	90

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Kronos Inc.
1st Lien Term Loan, 5.03%, 10/18/23	210	211
Level 3 Financing Inc.
Term Loan B, 3.23%, 02/17/24	560	561
Lions Gate Entertainment Corp.
1st Lien Term Loan, 3.85%, 10/12/23	875	880
LTS Buyer LLC
1st Lien Term Loan, 4.25%, 03/15/20	219	220
MacDermid Inc.
Term Loan, 4.25%, 06/07/20, EUR	997	1,068
Term Loan B-5, 4.50%, 06/07/20	99	100
1st Lien Term Loan, 5.00%, 06/15/20	453	454
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.28%, 04/15/23	288	290
Michaels Stores Inc.
Term Loan B-1, 3.75%, 01/28/23	233	233
Micron Technology Inc.
Term Loan, 4.54%, 04/15/22	1,095	1,099
Microsemi Corp.
Term Loan B, 3.23%, 12/15/22	557	560
Mission Broadcasting Inc.
Term Loan B-2, 3.94%, 09/26/23	25	25
Mitchell International Inc.
1st Lien Term Loan, 4.54%, 09/27/20	177	179
MPH Acquisition Holdings LLC
Term Loan B, 5.00%, 05/16/20	143	144
National Vision Inc.
1st Lien Term Loan, 4.00%, 03/12/21	147	147
Nexstar Broadcasting Inc.
Term Loan B, 3.94%, 09/22/23	257	259
ON Semiconductor Corp.
Term Loan B, 4.03%, 03/15/23	1,031	1,035
Optiv Security Inc.
1st Lien Term Loan, 4.25%, 01/20/24	280	281
Ortho-Clinical Diagnostics Inc.
Term Loan B, 4.75%, 04/29/21	219	218
Oxea Finance & Cy SCA
1st Lien Term Loan B-2, 4.25%, 11/30/19	493	476
Petco Animal Supplies Inc.
Term Loan B, 4.29%, 01/26/23	202	190
Pinnacle Foods Finance LLC
Term Loan B, 2.81%, 02/03/24	180	181
PQ Corp.
Term Loan, 5.29%, 11/04/22	60	60
Prestige Brands Inc.
Term Loan B-4, 3.53%, 01/20/24	141	142
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.25%, 05/02/22	806	814
Quikrete Holdings Inc.
1st Lien Term Loan, 4.02%, 11/15/23	95	96
Quintiles IMS Inc.
Term Loan B, 2.75%, 03/03/24	454	457
Rackspace Hosting Inc.
1st Lien Term Loan, 4.50%, 10/26/23	145	146
Radiate Holdco LLC
1st Lien Term Loan, 3.78%, 12/09/23	75	75
Revlon Consumer Products Corp.
Term Loan B, 4.28%, 07/14/23	155	154
Rexnord LLC
Term Loan B, 3.79%, 08/15/20	189	190
RP Crown Parent LLC
Term Loan, 4.50%, 09/21/23	525	528
RPI Finance Trust
Term Loan B-5, 3.50%, 10/14/22	201	202
Term Loan B-6, 0.00%, 03/13/23 (p)	65	65
Sabre GLBL Inc.
Term Loan B, 3.53%, 02/16/24	800	806
Serta Simmons Bedding LLC
1st Lien Term Loan, 4.54%, 10/20/23	250	251
ServiceMaster Co.
Term Loan B, 3.28%, 11/02/23	355	358
Signode Industrial Group US Inc.
Term Loan B, 4.00%, 05/01/21	66	66
SolarWinds Holdings Inc.
Term Loan, 4.50%, 02/05/23	1,443	1,442
	Shares/Par†	Value
Solera LLC
Term Loan B, 4.25%, 02/28/23	50	50
Spectrum Brands Inc.
Term Loan B-1, 3.35%, 06/20/22	212	213
Spin Holdco Inc.
Term Loan B, 4.28%, 11/14/19	239	239
Springer SBM Two GmbH
Term Loan, 9.00%, 08/14/21, EUR (g) (h) (k)	344	370
Sprint Communications Inc.
1st Lien Term Loan B, 3.50%, 02/29/24	1,149	1,148
Station Casinos LLC
Term Loan B, 3.45%, 05/29/23	126	126
Surgery Center Holdings Inc.
1st Lien Term Loan, 4.75%, 07/16/20	84	85
Telenet International Finance SARL
Term Loan AF, 3.91%, 01/31/25	200	200
TEX Operations Co. LLC
Term Loan B, 3.53%, 08/04/23	138	138
Term Loan C, 3.53%, 08/04/23	32	32
TKC Holdings Inc.
Term Loan, 4.75%, 01/13/23	100	101
TransDigm Inc.
Extended Term Loan F, 3.78%, 06/09/23	1,229	1,223
TransUnion LLC
Term Loan B-2, 3.28%, 04/09/21	246	247
Univision Communications Inc.
Term Loan C-5, 3.75%, 03/15/24	290	288
US Foods Inc.
Term Loan B, 3.53%, 06/07/23	350	353
USAGM HoldCo LLC
Incremental Delayed Draw Term Loan, 5.50%, 07/28/22	42	42
Incremental Term Loan, 5.50%, 07/28/22	345	346
Veritas Software Corp.
Term Loan B-1, 6.63%, 06/07/23, EUR	225	239
Veritas US Inc.
Term Loan B-1, 6.63%, 01/27/23	1,620	1,604
VF Holding Corp.
Term Loan, 4.25%, 06/30/23	85	85
Western Digital Corp.
Term Loan B-1, 4.53%, 04/29/23	663	666
WEX Inc.
Term Loan B, 4.28%, 06/30/23	194	196
Wilsonart LLC
Term Loan B, 4.50%, 11/01/19	290	292
XPO Logistics Inc.
Term Loan B, 3.11%, 11/01/21	18	18
Yum! Brands Inc.
1st Lien Term Loan B, 2.98%, 05/23/23	950	954
Zayo Group LLC
Term Loan B-2, 3.50%, 01/12/24	459	461
Term Loan B-3, 3.50%, 01/12/24	221	222
		51,472
Total Variable Rate Senior Loan Interests (cost $62,488)		62,216
GOVERNMENT AND AGENCY OBLIGATIONS 7.7%
Argentina 0.1%
Argentina Republic Government International Bond
6.88%, 04/22/21 (g)	425	456
Belarus 0.0%
Republic of Belarus
8.95%, 01/26/18 (g)	100	103
Brazil 0.5%
Brazil Government International Bond
2.88%, 04/01/21, EUR	1,500	1,678
Cote D'Ivoire 0.0%
Ivory Coast Government International Bond
5.75%, 12/31/32 (g)	98	91
Croatia 0.1%
Croatia Government International Bond
3.88%, 05/30/22, EUR (g)	400	464
France 0.8%
France Government Bond OAT
0.25%, 11/25/26, EUR (g)	2,600	2,591

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Greece 0.1%
Hellenic Republic Government Bond
4.75%, 04/17/19, EUR	195	197
3.00%, 02/24/24, EUR (m)	98	84
		281
Hungary 0.1%
Hungary Government International Bond
5.38%, 03/25/24	320	356
Indonesia 0.2%
Indonesia Government International Bond
2.88%, 07/08/21, EUR (g)	440	501
Italy 0.5%
Italy Buoni Poliennali Del Tesoro
0.35%, 11/01/21, EUR	800	835
1.25%, 12/01/26, EUR	900	887
		1,722
Portugal 0.2%
Portugal Government International Bond
5.13%, 10/15/24 (g)	725	703
Russian Federation 0.3%
Russia Government Bond
3.25%, 04/04/17 (g)	400	400
Russia Government International Bond
5.00%, 04/29/20 (g)	600	640
		1,040
Serbia 0.3%
Republic of Serbia
5.88%, 12/03/18 (g)	520	547
Serbia International Bond
4.88%, 02/25/20 (g)	400	415
		962
Ukraine 0.1%
Ukraine Government International Bond
7.75%, 09/01/21 (g)	200	197
United States of America 4.3%
U.S. Treasury Bond
2.88%, 11/15/46	6,136	5,951
U.S. Treasury Note
1.13%, 02/28/19	2,575	2,569
1.38%, 02/15/20	227	226
1.88%, 02/28/22	331	330
2.25%, 02/15/27	5,006	4,942
		14,018
Venezuela 0.1%
Petroleos de Venezuela SA
6.00%, 11/15/26 (g)	300	105
Venezuela Government International Bond
11.75%, 10/21/26 (g)	100	52
		157
Total Government And Agency Obligations (cost $25,333)		25,320
	Shares/Par†	Value
SHORT TERM INVESTMENTS 31.5%
Investment Companies 7.0%
JNL Money Market Fund, 0.53% (d) (q)	22,900	22,900
Repurchase Agreements 24.5%
Repurchase Agreements (r)		80,766
Total Short Term Investments (cost $103,743)		103,666
Total Investments 124.1% (cost $411,596)		408,256
Total Securities Sold Short (24.4)% (proceeds $80,050)		(80,139)
Total Purchased Options 0.2% (cost $1,259)		678
Other Derivative Instruments (0.7)%		(2,400)
Other Assets and Liabilities, Net 0.8%		2,614
Total Net Assets 100.0%		$329,009

(a) Non-income producing security.

(b) Convertible security.

(c) Perpetual security.

(d) Investment in affiliate.

(e) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $69,528 and 21.1%, respectively.

(f) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(g) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(h) Security fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(k) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(l) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(n) All or a portion of the security is pledged or segregated as collateral.

(o) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(p) This variable rate senior loan will settle after March 31, 2017, at which time the interest rate will be determined.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

(r) For repurchase agreements held at March 31, 2017, see Repurchase Agreements in these Schedules of Investments.

	Shares/Par†	Value
SECURITIES SOLD SHORT (24.4%)
CORPORATE BONDS AND NOTES (13.9%)
Belgium (0.5%)
Anheuser-Busch InBev Finance Inc.
4.90%, 02/01/46	(1,425)	$(1,539)
China (0.1%)
Bank of Communications Co. Ltd.
5.00%, (callable at 100 beginning 07/29/20) (a) (b) (c)	(200)	(206)
Industrial & Commercial Bank of China Ltd.
6.00%, (callable at 100 beginning 12/10/19) (a) (b) (c)	(200)	(211)
		(417)
Israel (1.0%)
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	(1,810)	(1,673)
4.10%, 10/01/46	(2,000)	(1,732)
		(3,405)
	Shares/Par†	Value
Switzerland (0.4%)
Novartis Capital Corp.
4.00%, 11/20/45	(1,100)	(1,108)
Syngenta Finance NV
1.88%, 11/02/21, EUR (a)	(100)	(114)
		(1,222)
United Kingdom (0.1%)
Barclays Bank Plc
7.63%, 11/21/22	(200)	(219)
Jaguar Land Rover Automotive Plc
2.20%, 01/15/24, EUR (a)	(100)	(106)
		(325)
United States of America (11.8%)
AbbVie Inc.
4.45%, 05/14/46	(2,345)	(2,261)
AECOM
5.88%, 10/15/24	(340)	(365)
Ally Financial Inc.
5.13%, 09/30/24	(325)	(336)

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Anadarko Petroleum Corp.
6.60%, 03/15/46	(800)	(972)
Baxalta Inc.
5.25%, 06/23/45	(475)	(521)
CBS Corp.
2.90%, 01/15/27	(950)	(887)
Celgene Corp.
3.88%, 08/15/25	(1,000)	(1,026)
Citigroup Inc.
6.13%, (callable at 100 beginning 11/15/20) (b)	(1,500)	(1,586)
CVS Health Corp.
5.13%, 07/20/45	(1,900)	(2,098)
Express Scripts Holding Co.
4.80%, 07/15/46	(1,422)	(1,373)
Exxon Mobil Corp.
3.04%, 03/01/26	(1,250)	(1,252)
4.11%, 03/01/46	(1,250)	(1,301)
Ford Motor Credit Co. LLC
4.39%, 01/08/26	(1,200)	(1,227)
Georgia Power Co.
4.30%, 03/15/42	(425)	(413)
Goldman Sachs Group Inc.
3.75%, 02/25/26	(2,859)	(2,882)
Infor US Inc.
6.50%, 05/15/22	(350)	(363)
JC Penney Corp. Inc.
5.88%, 07/01/23 (d)	(105)	(106)
JPMorgan Chase & Co.
2.30%, 08/15/21	(2,800)	(2,779)
Kennametal Inc.
3.88%, 02/15/22	(38)	(38)
Level 3 Financing Inc.
5.38%, 05/01/25	(250)	(256)
Lifepoint Health Inc.
5.50%, 12/01/21	(585)	(608)
Macy's Retail Holdings Inc.
2.88%, 02/15/23	(650)	(611)
Merck & Co. Inc.
3.70%, 02/10/45	(1,100)	(1,049)
Morgan Stanley
3.88%, 01/27/26	(1,400)	(1,420)
3.13%, 07/27/26	(1,425)	(1,364)
Mylan NV
3.95%, 06/15/26	(1,800)	(1,768)
5.25%, 06/15/46	(900)	(924)
Netflix Inc.
4.38%, 11/15/26 (d)	(570)	(561)
Philip Morris International Inc.
2.75%, 02/25/26	(2,485)	(2,396)
Plains All American Pipeline LP
4.50%, 12/15/26	(525)	(536)
Sanchez Energy Corp.
6.13%, 01/15/23	(160)	(150)
	Shares/Par†	Value
Seagate HDD Cayman
4.75%, 06/01/23	(750)	(754)
Target Corp.
4.00%, 07/01/42	(1,667)	(1,617)
Tenet Healthcare Corp.
8.13%, 04/01/22	(85)	(89)
United Rentals North America Inc.
5.88%, 09/15/26	(410)	(431)
Verizon Communications Inc.
2.63%, 08/15/26	(2,500)	(2,290)
		(38,610)
Total Corporate Bonds And Notes (proceeds $45,423)		(45,518)
GOVERNMENT AND AGENCY OBLIGATIONS (10.5%)
Ecuador (0.1%)
Ecuador Government International Bond
7.95%, 06/20/24 (a)	(200)	(190)
France (2.3%)
France Government Bond OAT
3.00%, 04/25/22, EUR (a)	(4,200)	(5,141)
2.25%, 10/25/22, EUR	(2,200)	(2,615)
		(7,756)
Spain (0.6%)
Spain Government Bond
5.40%, 01/31/23, EUR (d)	(1,400)	(1,897)
United States of America (7.5%)
U.S. Treasury Bond
2.25%, 08/15/46	(9,884)	(8,364)
3.00%, 02/15/47	(700)	(698)
U.S. Treasury Note
1.13%, 01/31/19	(675)	(674)
1.38%, 01/15/20	(4,995)	(4,984)
1.88%, 01/31/22	(567)	(566)
1.63%, 10/31/23	(4,155)	(4,016)
2.13%, 11/30/23	(1,100)	(1,096)
2.25%, 12/31/23	(1,320)	(1,325)
2.13%, 02/29/24	(851)	(846)
1.50%, 08/15/26	(500)	(463)
2.00%, 11/15/26	(1,807)	(1,746)
		(24,778)
Total Government And Agency Obligations (proceeds $34,627)		(34,621)
Total Securities Sold Short (24.4%) (proceeds $80,050)		$(80,139)

(a) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(b) Perpetual security.

(c) Convertible security.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $2,564 and 0.8%, respectively.

Repurchase Agreements
Counter-party	Collateral	Collateral Par†	Collateral Value†	Rate	Settlement Date	Maturity Date	Proceeds at Maturity	Par†	Value
APS	Baxalta Inc., 5.25%, due 06/23/45	475	$521	0.05%	12/12/16	Open	$499	499	$499
APS	Express Scripts Holding Co., 4.80%, due 07/15/46	1,422	1,373	0.05	12/12/16	Open	1,337	1,337	1,337
APS	AbbVie Inc., 4.45%, due 05/14/46	2,345	2,261	0.05	01/18/17	Open	2,242	2,242	2,242
APS	Anheuser-Busch InBev Finance Inc., 4.90%, due 02/01/46	1,425	1,539	0.25	02/10/17	Open	1,603	1,603	1,603
APS	Mylan NV, 3.95%, due 06/15/26	850	835	0.25	02/15/17	Open	829	829	829
APS	Georgia Power Co., 4.30%, due 03/15/42	425	413	0.25	03/14/17	Open	418	418	418
APS	U.S. Treasury Note, 1.50%, due 08/15/26	500	463	0.75	03/31/17	04/03/17	463	463	463
APS	U.S. Treasury Note, 2.25%, due 12/31/23	1,320	1,325	0.80	03/31/17	04/03/17	1,330	1,330	1,330
APS	U.S. Treasury Note, 2.13%, due 11/30/23	1,100	1,096	0.70	03/31/17	04/03/17	1,101	1,101	1,101
BBP	Bank of Communications Co. Ltd., 5.00%, perpetual	200	206	(2.75)	01/30/17	Open	209	209	209
BBP	Spain Government Bond, 5.40%, due 01/31/23, EUR	700	889	(0.70)	02/08/17	Open	948	889	948
BCL	Citigroup Inc., 6.13%, perpetual	808	854	0.15	03/21/17	Open	865	865	865
BCL	Infor US Inc., 6.50%, due 05/15/22	350	363	0.50	03/21/17	Open	366	366	366

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par†	Collateral Value†	Rate	Settlement Date	Maturity Date	Proceeds at Maturity	Par†	Value
BCL	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	560	518	0.35	03/21/17	Open	522	522	522
BCL	Exxon Mobil Corp., 4.11%, due 03/01/46	1,250	1,301	0.50	03/21/17	Open	1,266	1,266	1,266
BCL	Seagate HDD Cayman, 4.75%, due 06/01/23	750	754	0.50	03/21/17	Open	758	758	758
BCL	Philip Morris International Inc., 2.75%, due 02/25/26	2,485	2,396	0.40	03/21/17	Open	2,373	2,373	2,373
BCL	JPMorgan Chase & Co., 2.30%, due 08/15/21	2,800	2,779	0.50	03/21/17	Open	2,755	2,755	2,755
BCL	Goldman Sachs Group Inc., 3.75%, due 02/25/26	2,859	2,882	0.50	03/21/17	Open	2,859	2,859	2,859
BCL	Macy's Retail Holdings Inc., 2.88%, due 02/15/23	650	611	0.50	03/21/17	Open	604	604	604
BCL	Exxon Mobil Corp., 3.04%, due 03/01/26	1,250	1,252	0.50	03/21/17	Open	1,238	1,238	1,238
BCL	CVS Health Corp., 5.13%, due 07/20/45	473	522	0.50	03/21/17	Open	514	514	514
BCL	Tenet Healthcare Corp., 8.13%, due 04/01/22	85	89	0.50	03/30/17	Open	92	92	92
BNP	U.S. Treasury Note, 1.13%, due 01/31/19	675	674	0.50	02/03/17	Open	674	674	674
BNP	U.S. Treasury Note, 1.38%, due 01/15/20	1,995	1,991	0.20	03/03/17	Open	1,988	1,988	1,988
BNP	U.S. Treasury Bond, 2.25%, due 08/15/46	6,717	5,684	0.72	03/31/17	04/03/17	5,693	5,693	5,693
CGM	Morgan Stanley, 3.88%, due 01/27/26	1,400	1,420	0.10	10/06/16	Open	1,493	1,493	1,493
CGM	AECOM, 5.88%, due 10/15/24	340	365	0.00	11/03/16	Open	380	380	380
CGM	Citigroup Inc., 6.13%, perpetual	692	732	(0.30)	12/12/16	Open	717	717	717
CGM	Kennametal Inc., 3.88%, due 02/15/22	38	38	0.25	02/08/17	Open	39	39	39
CGM	Barclays Bank Plc, 7.63%, due 11/21/22	200	219	(0.10)	03/01/17	Open	231	231	231
CGM	CDW LLC, 5.00%, due 09/01/25	160	164	0.56	03/14/17	Open	159	159	159
CGM	Anadarko Petroleum Corp., 6.60%, due 03/15/46	800	972	0.30	03/14/17	Open	970	970	970
CGM	Plains All American Pipeline LP, 4.50%, due 12/15/26	525	536	0.25	03/15/17	Open	534	534	534
CGM	Sanchez Energy Corp., 6.13%, due 01/15/23	160	150	(0.25)	03/16/17	Open	145	145	145
CGM	Level 3 Financing Inc., 5.38%, due 05/01/25	250	256	0.35	03/17/17	Open	254	254	254
CGM	Ally Financial Inc., 5.13%, due 09/30/24	325	336	(0.25)	03/24/17	Open	336	336	336
CGM	Ford Motor Credit Co. LLC, 4.39%, due 01/08/26	1,200	1,227	0.60	03/24/17	Open	1,241	1,241	1,241
CGM	Merck & Co. Inc., 3.70%, due 02/10/45	1,100	1,049	0.60	03/24/17	Open	1,045	1,045	1,045
CGM	Novartis Capital Corp., 4.00%, due 11/20/45	1,100	1,108	0.60	03/24/17	Open	1,106	1,106	1,106
DUB	Spain Government Bond, 5.40%, due 01/31/23, EUR	700	889	(0.60)	02/02/17	Open	969	908	969
DUB	U.S. Treasury Bond, 2.25%, due 08/15/46	3,167	2,680	0.45	02/09/17	Open	2,735	2,735	2,735
DUB	U.S. Treasury Note, 2.13%, due 02/29/24	851	846	0.70	03/31/17	04/03/17	847	847	847
JPM	Industrial & Commercial Bank of China Ltd., 6.00%, perpetual	200	211	(0.50)	02/03/17	Open	222	222	222
JPM	Syngenta Finance NV, 1.88%, due 11/02/21, EUR	100	106	(1.10)	02/03/17	Open	121	112	119
JPM	U.S. Treasury Note, 2.00%, due 11/15/26	1,807	1,746	0.56	02/15/17	Open	1,737	1,737	1,737
JPM	Jaguar Land Rover Automotive Plc, 2.20%, due 01/15/24, EUR	100	99	(1.30)	02/24/17	Open	112	105	112
JPM	France Government Bond OAT, 2.25%, due 10/25/22, EUR	1,500	1,672	(1.00)	03/03/17	Open	1,803	1,690	1,803
JPM	U.S. Treasury Note, 1.88%, due 01/31/22	567	566	0.43	03/06/17	Open	564	564	564
JPM	France Government Bond OAT, 3.00%, due 04/25/22, EUR	4,200	4,819	(0.60)	03/23/17	Open	5,229	4,902	5,229
JPM	Ecuador Government International Bond, 7.95%, due 06/20/24	200	190	(0.50)	02/03/17	Open	210	210	210
JPM	France Government Bond OAT, 2.25%, due 10/25/22, EUR	700	780	(2.00)	03/31/17	Open	840	787	840
JPM	U.S. Treasury Note, 1.38%, due 01/15/20	3,000	2,993	0.55	03/31/17	04/03/17	3,000	3,000	3,000
MLP	U.S. Treasury Note, 1.63%, due 10/31/23	4,155	4,016	0.70	03/31/17	04/03/17	4,036	4,036	4,036
MLP	U.S. Treasury Bond, 3.00%, due 02/15/47	700	698	0.85	03/31/17	04/03/17	699	699	699
RBC	CDW LLC, 5.50%, due 12/01/24	160	169	0.22	11/10/16	Open	170	170	170
RBC	United Rentals North America Inc., 5.88%, due 09/15/26	410	431	0.15	11/15/16	Open	418	418	418
RBC	Celgene Corp., 3.88%, due 08/15/25	1,000	1,026	0.15	11/18/16	Open	1,030	1,030	1,030
RBC	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due 10/01/46	2,000	1,732	(0.15)	11/18/16	Open	1,720	1,720	1,720
RBC	CBS Corp., 2.90%, due 01/15/27	950	887	0.15	12/13/16	Open	884	884	884
RBC	Target Corp., 4.00%, due 07/01/42	1,667	1,617	0.40	12/29/16	Open	1,692	1,692	1,692
RBC	CVS Health Corp., 5.13%, due 07/20/45	1,427	1,576	0.40	01/05/17	Open	1,641	1,641	1,641
RBC	Morgan Stanley, 3.13%, due 07/27/26	1,425	1,364	0.40	01/11/17	Open	1,382	1,382	1,382

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par†	Collateral Value†	Rate	Settlement Date	Maturity Date	Proceeds at Maturity	Par†	Value
RBC	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	1,250	1,155	0.30	02/03/17	Open	1,150	1,150	1,150
RBC	Mylan NV, 3.95%, due 06/15/26	950	933	0.40	02/10/17	Open	912	912	912
RBC	Netflix Inc., 4.38%, due 11/15/26	570	561	0.40	02/21/17	Open	570	570	570
RBC	Mylan NV, 5.25%, due 06/15/46	900	924	0.40	03/07/17	Open	927	927	927
RBC	Verizon Communications Inc., 2.63%, due 08/15/26	2,500	2,290	0.05	03/13/17	Open	2,238	2,238	2,238
RBC	JC Penney Corp. Inc., 5.88%, due 07/01/23	105	106	0.00	03/14/17	Open	106	106	106
RBC	Lifepoint Health Inc., 5.50%, due 12/01/21	585	608	0.65	03/28/17	Open	608	608	608
									$80,766

Restricted Securities
	Initial Acquisition	Cost (Proceeds)	Ending Value	Percent of Net Assets
Adagio IV CLO Ltd., Series IV-F-X, 6.65%, 10/15/29	05/17/16	$93	$94	—%
Adagio V CLO DAC, Series V-E-X, 6.70%, 10/15/29	07/26/16	117	116	—
Allied Irish Banks Plc, 7.37%, callable at 100 beginning 12/03/20	01/26/17	551	565	0.2
Allied Irish Banks Plc, 4.12%, 11/26/25	11/20/15	370	391	0.1
ALME Loan Funding V BV, Series E-5X, 6.00%, 07/15/29	08/02/16	528	528	0.2
Anheuser-Busch InBev SA, 2.00%, 03/17/28	11/18/16	441	446	0.1
Annington Finance No. 5 Plc, 13.00%, 01/15/23	08/19/14	403	336	0.1
Arbour CLO DAC, Series F-4X, 5.00%, 01/15/30	10/03/16	155	157	—
Arbour CLO IV DAC, Series E-4X, 5.60%, 01/15/30	10/03/17	193	185	0.1
Arbour CLO Ltd., Series 2014-E-1X, 5.00%, 06/16/27	05/19/14	322	249	0.1
Arbour CLO Ltd., Series 2014-F-1X, 5.75%, 06/16/27	05/19/14	455	324	0.1
Argentina Republic Government International Bond, 6.88%, 04/22/21	04/29/16	435	456	0.1
Arianna SPV Srl, Series A-1, 3.60%, 04/20/19	02/24/14	363	280	0.1
Aroundtown Property Holdings Plc, 3.00%, 05/05/20	04/29/15	1,422	1,841	0.6
Assicurazioni Generali SpA, 5.50%, 10/27/47	01/26/17	455	453	0.1
Atalaya Luxco, 11.50%, 05/30/20	05/29/14	1,503	1,274	0.4
Aurium CLO III DAC, Series F-3X, 0.00%, 04/15/30	03/22/17	98	98	—
Avoca CLO XIII Ltd., Series E-13X, 5.17%, 12/29/27	12/22/14	292	263	0.1
Avoca CLO XIV Ltd., Series SUB-14X, 0.00%, 07/12/28	05/19/15	410	387	0.1
Avoca CLO XIV Ltd., Series E-14X, 4.75%, 07/12/28	05/19/15	210	209	0.1
Avoca CLO XIV Ltd., Series F-14X, 5.75%, 07/12/28	05/19/15	288	280	0.1
Avoca CLO XV Ltd., Series M1-15X, 0.00%, 01/15/29	09/29/15	474	471	0.1
Avoca CLO XV Ltd., Series E-15X, 5.00%, 01/15/29	09/29/15	515	503	0.2
Avoca CLO XV Ltd., Series F-15X, 6.75%, 01/15/29	09/29/15	239	228	0.1
Avoca CLO XVII DAC, Series E-17X, 5.95%, 01/15/30	10/18/16	187	190	0.1
Banco Bilbao Vizcaya Argentaria SA, 8.88%, callable at 100 beginning 04/14/21	04/08/16	223	233	0.1
Banco Espirito Santo SA, 0.00%, 05/08/17	07/14/14	525	124	—
Banco Espirito Santo SA, 0.00%, 01/15/18	07/11/14	1,503	371	0.1
Banco Espirito Santo SA, 0.00%, 01/21/19	07/24/14	2,415	681	0.2
Banco Popular Espanol SA, 8.25%, callable at 100 beginning 04/10/20	02/06/15	228	196	0.1
Banco Popular Espanol SA, 11.50%, callable at 100 beginning 10/10/18	10/04/13	681	544	0.2
Banco Santander SA, 6.25%, callable at 100 beginning 03/12/19	03/06/14	872	948	0.3
Bank of Communications Co. Ltd., 5.00%, callable at 100 beginning 07/29/20	01/13/16	(201)	(206)	(0.1)
Bank of Ireland, 7.37%, callable at 100 beginning 06/18/20	03/11/16	620	686	0.2
Bankia SA, 4.00%, 05/22/24	05/16/14	1,503	1,543	0.5
Bankia SA, 3.38%, 03/15/27	03/03/17	104	108	—
Barclays Plc, 2.62%, 11/11/25	02/27/17	129	129	—
Bilbao Luxembourg SA, 10.50%, 12/01/18	10/18/13	440	352	0.1
BlueMountain CLO Ltd., Series 2016-E-1X, 6.60%, 04/25/30	03/24/16	513	537	0.2
BNP Paribas Cardif SA, 4.03%, callable at 100 beginning 11/25/25	11/19/14	627	534	0.2
BPE Financiaciones SA, 2.00%, 02/03/20	01/13/15	1,354	1,283	0.4
Cadogan Square CLO VII BV, Series E-7X, 6.00%, 05/25/29	04/13/16	204	211	0.1
Cairn CLO VI BV, Series 2016-E-6X, 6.25%, 07/25/29	06/14/16	213	214	0.1
Carlyle Global Market Strategies CLO Ltd., Series 2015-D-3X, 5.55%, 01/15/29	03/17/16	205	194	0.1
Carlyle Global Market Strategies Euro CLO Ltd., Series 2015-D-2X, 5.50%, 09/21/29	07/29/16	102	105	—
Carlyle Global Market Strategies Euro CLO Ltd., Series 2015-E-2X, 6.50%, 09/21/29	08/04/16	117	131	—
Cirsa Funding Luxembourg SA, 5.88%, 05/15/23	04/29/15	113	112	—
Cooperatieve Rabobank U.A., 6.62%, callable at 100 beginning 06/29/21	04/20/16	462	463	0.1
Cordatus CLO Plc, Series E-8X, 5.70%, 01/23/20	02/13/17	104	104	—
Cordatus CLO Plc, Series F-8X, 7.65%, 01/23/20	02/13/17	100	100	—
Credit Agricole Assurances SA, 4.25%, callable at 100 beginning 01/13/25	01/09/15	943	864	0.3
Croatia Government International Bond, 3.88%, 05/30/22	09/04/14	486	464	0.1
CVC Cordatus Loan Fund VII DAC, Series E-7X, 7.00%, 08/15/29	07/11/16	170	171	0.1
Dryden XLVI Euro CLO BV, Series 2016-E-46X, 5.75%, 01/15/30	09/19/16	108	107	—
Ecuador Government International Bond, 7.95%, 06/20/24	01/13/15	(169)	(190)	(0.1)
Electricite de France SA, 3.63%, 10/13/25	03/31/17	895	886	0.3

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Initial Acquisition	Cost (Proceeds)	Ending Value	Percent of Net Assets
ELM BV, 1.00%, 09/29/47	03/31/17	185	188	0.1
Euro-Galaxy IV CLO, Series 2015-D-4X, 3.35%, 07/30/28	05/26/15	295	288	0.1
Euro-Galaxy IV CLO, Series 2015-E-4X, 4.50%, 07/30/28	05/26/15	174	166	0.1
Euro-Galaxy IV CLO, Series 2015-F-4X, 6.25%, 07/30/28	05/26/15	400	360	0.1
Euro-Galaxy V CLO, Series 2016-E-46X, 6.30%, 11/10/30	10/05/16	110	106	—
Federal-Mogul Holdings LLC, 4.55%, 04/15/24	03/27/17	319	314	0.1
France Government Bond OAT, 3.00%, 04/25/22	03/22/17	(5,175)	(5,141)	(1.6)
France Government Bond OAT, 0.25%, 11/25/26	03/22/17	2,587	2,591	0.8
Gas Natural Fenosa Finance BV, 3.37%, callable at 100 beginning 04/24/24	04/22/15	319	312	0.1
Harvest CLO XI, Series E-11X, 4.92%, 03/28/29	02/26/15	300	293	0.1
Harvest CLO XVI DAC, Series E-16X, 6.40%, 10/15/29	07/25/16	159	162	0.1
HBOS Capital Funding LP, 6.85%, callable at 100 beginning 06/23/17	01/21/14	130	132	—
Iceland Bondco Plc, 6.75%, 07/15/24	07/28/16	118	134	—
Indonesia Government International Bond, 2.88%, 07/08/21	09/05/14	553	501	0.2
Industrial & Commercial Bank of China Ltd., 6.00%, callable at 100 beginning 12/10/19	02/16/16	(201)	(211)	(0.1)
Intesa Sanpaolo SpA, 7.00%, callable at 100 beginning 01/19/21	01/13/16	458	459	0.1
Intesa Sanpaolo SpA, 6.63%, 09/13/23	01/12/15	1,137	1,021	0.3
Intesa Sanpaolo SpA, 3.93%, 09/15/26	08/19/16	763	714	0.2
ITV Plc, 2.00%, 12/01/23	11/25/16	1,266	1,305	0.4
Ivory Coast Government International Bond, 5.75%, 12/31/32	06/24/16	92	91	—
Jaguar Land Rover Automotive Plc, 2.20%, 01/15/24	01/17/17	(107)	(106)	—
Jerrold Finco Plc, 6.13%, 01/15/24	03/30/17	373	373	0.1
Jubilee CDO BV, Series VIII-SUB-X, 4.77%, 01/15/24	03/28/14	595	471	0.1
LGE HoldCo VI BV, 7.13%, 05/15/24	01/13/15	732	683	0.2
Loxam SAS, 4.25%, 04/15/24	03/30/17	173	174	0.1
Marks & Spencer Group Plc, 3.00%, 12/08/23	12/02/16	375	381	0.1
Mercury Bondco Plc, 7.13%, 05/30/21	03/03/17	424	428	0.1
New Look Secured Issuer Plc, 6.50%, 07/01/22	03/07/16	1,238	1,068	0.3
North Westerly CLO IV BV, Series IV-SUB-X, 0.00%, 01/15/26	12/13/13	681	522	0.2
North Westerly CLO IV BV, Series IV-A-1-X, 1.22%, 01/15/26	12/13/13	2,676	2,088	0.6
OZLME BV, Series E-1X, 6.45%, 01/18/30	11/08/16	167	169	0.1
Paragon Mortgages No. 13 Plc, Series 13X-A2C, 1.20%, 01/15/39	08/22/13	476	494	0.2
Pension Insurance Corp. Plc, 6.50%, 07/03/24	06/27/14	296	224	0.1
Petroleos de Venezuela SA, 6.00%, 11/15/26	10/24/14	152	105	—
Pizzaexpress Financing 2 Plc, 6.63%, 08/01/21	07/14/16	642	642	0.2
Portugal Government International Bond, 5.13%, 10/15/24	07/03/14	721	703	0.2
Punch Taverns Finance Plc, 0.36%, 07/15/21	12/19/14	60	49	—
Punch Taverns Finance Plc, 5.86%, 10/15/27	10/09/14	862	662	0.2
Republic of Belarus, 8.95%, 01/26/18	06/24/16	103	103	—
Republic of Serbia, 5.88%, 12/03/18	09/04/14	534	547	0.2
Russia Government Bond, 3.25%, 04/04/17	09/03/15	400	400	0.1
Russia Government International Bond, 5.00%, 04/29/20	04/20/16	629	640	0.2
Santander Issuances SAU, 3.25%, 04/04/26	08/19/16	469	444	0.1
Santander UK Group Holdings Plc, 6.75%, callable at 100 beginning 06/24/24	03/31/17	312	313	0.1
Serbia International Bond, 4.88%, 02/25/20	05/13/16	411	415	0.1
Sorrento Park CLO Ltd., Series E-1X, 5.92%, 11/16/27	11/03/14	284	232	0.1
Springer SBM Two GmbH, Term Loan, 9.00%, 08/14/21	09/17/15	396	370	0.1
Stonegate Pub Co. Financing Plc, 4.88%, 03/15/22	03/06/17	338	346	0.1
Syngenta Finance NV, 1.88%, 11/02/21	02/16/16	(112)	(114)	—
Telecom Italia SpA, 1.13%, 03/26/22	01/30/17	1,228	1,253	0.4
Telecom Italia SpA, 3.63%, 01/19/24	06/10/16	365	339	0.1
Telefonica Europe BV, 3.75%, callable at 100 beginning 03/15/22	09/09/16	225	214	0.1
Telefonica Europe BV, 5.87%, callable at 100 beginning 03/31/24	03/30/15	244	233	0.1
ThyssenKrupp AG, 1.38%, 03/03/22	03/02/17	211	210	0.1
Tikehau CLO BV, Series 2015-E-1X, 4.60%, 08/04/28	06/02/16	101	103	—
Tullow Oil Jersey Ltd., 6.63%, 07/12/21	07/07/16	640	700	0.2
Tullow Oil Plc, 6.25%, 04/15/22	11/10/16	544	561	0.2
UBS AG, 4.75%, 02/12/26	02/07/14	1,213	1,095	0.3
UBS Group AG, 5.75%, callable at 100 beginning 02/19/22	02/17/15	285	288	0.1
UBS Group AG, 6.87%, callable at 100 beginning 03/22/21	03/15/16	450	467	0.1
UBS Group AG, 7.00%, callable at 100 beginning 02/19/25	02/17/15	225	242	0.1
Ukraine Government International Bond, 7.75%, 09/01/21	02/10/17	196	197	0.1
UniCredit SpA, 9.25%, callable at 100 beginning 06/03/22	12/20/16	263	291	0.1
UniCredit SpA, 6.95%, 10/31/22	05/24/13	846	777	0.2
UniCredit SpA, 5.75%, 10/28/25	10/22/13	1,815	1,764	0.5
Unione di Banche Italiane SpA, 4.45%, 09/15/27	03/10/17	158	160	—
Unique Pub Finance Co. Plc, 7.40%, 03/30/24	03/31/15	298	272	0.1
Unique Pub Finance Co. Plc, 6.46%, 03/30/32	04/13/15	660	597	0.2
Unitymedia Hessen GmbH & Co. KG, 4.00%, 01/15/25	12/04/14	461	449	0.1
Unitymedia Hessen GmbH & Co. KG, 3.50%, 01/15/27	08/18/16	1,105	1,070	0.3
Unitymedia Hessen GmbH & Co. KG, 6.25%, 01/15/29	08/07/14	712	724	0.2
Venezuela Government International Bond, 11.75%, 10/21/26	09/04/14	87	52	—
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	09/30/16	584	585	0.2

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Initial Acquisition	Cost (Proceeds)	Ending Value	Percent of Net Assets
Virgin Media Secured Finance Plc, 6.25%, 03/28/29	04/28/15	901	819	0.3
Volcan Holdings Inc., 4.13%, 04/11/20	03/17/17	615	631	0.2
Volkswagen International Finance NV, 0.02%, 03/30/19	03/24/17	972	962	0.3
Volkswagen International Finance NV, 0.50%, 03/30/21	03/24/17	752	747	0.2
		$60,553	$54,736	16.6%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Euro Stoxx 50	28	June 2017	EUR	941	$4	$20
Euro-Bobl	(79)	June 2017	EUR	(10,460)	(2)	51
Euro-BTP	5	June 2017	EUR	652	(1)	2
Euro-Bund	(79)	June 2017	EUR	(12,829)	2	79
Euro-OAT	(16)	June 2017	EUR	(2,325)	6	(30)
Euro-Schatz	(4)	June 2017	EUR	(450)	—	1
Russell 2000 Mini Index	(7)	June 2017		(484)	(1)	—
S&P 500 E-Mini Index	(1)	June 2017		(118)	—	—
Stoxx 600 Banks Index	(21)	June 2017	EUR	(183)	—	(2)
U.K. Long Gilt	(17)	June 2017	GBP	(2,150)	1	(24)
U.S. Treasury Long Bond	(1)	June 2017		(152)	—	1
U.S. Treasury Note, 10-Year	(3)	June 2017		(373)	(1)	—
U.S. Treasury Note, 2-Year	(4)	July 2017		(866)	—	—
U.S. Treasury Note, 5-Year	(42)	July 2017		(4,939)	(7)	(6)
Ultra Long Term U.S. Treasury Bond	(8)	June 2017		(1,282)	(2)	(3)
					$(1)	$89

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Receiving	1.03%	04/07/17		600	$—	$—
3-Month LIBOR	Receiving	1.01%	04/28/17		600	—	—
3-Month LIBOR	Receiving	0.92%	05/16/17		290	—	—
3-Month LIBOR	Receiving	1.10%	01/26/18		260	—	—
3-Month LIBOR	Receiving	1.02%	01/30/18		700	—	2
3-Month LIBOR	Receiving	1.25%	02/13/18		440	—	—
3-Month LIBOR	Receiving	1.24%	05/14/18		330	—	1
3-Month LIBOR	Receiving	1.22%	08/14/18		640	—	2
3-Month LIBOR	Receiving	1.89%	09/11/19		290	—	(1)
3-Month LIBOR	Receiving	1.78%	12/23/19		340	—	—
3-Month LIBOR	Receiving	1.67%	02/13/20		80	—	—
3-Month LIBOR	Receiving	1.69%	02/20/20		250	—	1
3-Month LIBOR	Receiving	1.69%	05/29/20		480	—	2
3-Month LIBOR	Receiving	1.54%	11/04/20		720	(1)	9
3-Month LIBOR	Receiving	1.91%	02/13/22		130	—	1
3-Month LIBOR	Receiving	1.80%	04/02/22		180	—	2
3-Month LIBOR	Receiving	1.92%	01/22/25		300	(1)	8
3-Month LIBOR	Receiving	2.01%	10/23/25		680	(1)	18
3-Month LIBOR	Paying	1.25%	02/13/18		240	—	—
3-Month LIBOR	Paying	1.44%	01/22/20		240	—	(2)
6-Month Euribor	Receiving	0.44%	10/06/19	EUR	12,180	(1)	(183)
						$(4)	$(140)

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
CDX.NA.IG.26	1.00%	06/20/21	4,750	$(97)	$(1)	$(41)
CDX.NA.IG.27	1.00	12/20/21	20,250	(375)	(6)	(52)
iTraxx Europe Crossover Series 27	5.00	06/20/22	19,690	(2,063)	(6)	(84)
iTraxx Europe Senior Series 25	1.00	06/20/21	1,060	(12)	—	—
iTraxx Europe Senior Series 27	1.00	06/20/22	4,060	(25)	—	(7)

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
				$(2,572)	$(13)	$(184)
Credit default swap agreements - sell protection[2]
CDX.NA.HY.28	5.00%	06/20/22	(1,750)	$126	$—	$10
iTraxx Europe Series 21	1.00	06/20/19	(1,190)	21	—	(5)
iTraxx Europe Series 25	1.00	06/20/21	(1,760)	33	1	4
iTraxx Europe Series 27	1.00	06/20/22	(13,410)	194	6	23
				$374	$7	$32

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price		Expiration	Notional/ Contracts †	Value
Index Options
Euro Stoxx 50 Index	Put	EUR	3,450.00	04/21/17	27	$6
Euro Stoxx 50 Index	Put	EUR	3,400.00	04/21/17	27	3
Euro Stoxx 50 Index	Put	EUR	3,400.00	04/21/17	27	3
Euro Stoxx 50 Index	Put	EUR	3,450.00	04/21/17	27	6
Euro Stoxx 50 Index	Put	EUR	3,400.00	04/21/17	27	3
Euro Stoxx 50 Index	Put	EUR	3,400.00	04/21/17	27	3
Euro Stoxx 50 Index	Put	EUR	3,375.00	04/21/17	265	22
Euro Stoxx Banks Index	Call	EUR	112.50	05/19/17	130	108
Euro Stoxx Banks Index	Call	EUR	122.50	06/16/17	130	54
Euro Stoxx Banks Index	Call	EUR	120.00	06/16/17	130	65
Euro Stoxx Banks Index	Put	EUR	115.00	04/21/17	130	1
S&P 500 Index	Put		2,390.00	04/21/17	40	135
						$409
Options on Securities
Alere Inc.	Call		50.00	05/19/17	85	$8
Alere Inc.	Put		30.00	05/19/17	50	7
Apple Inc.	Call		150.00	05/19/17	90	16
Caterpillar Inc.	Put		70.00	08/18/17	75	3
CenturyLink Inc.	Put		22.00	05/19/17	90	3
CenturyLink Inc.	Put		22.00	05/19/17	45	1
Chesapeake Energy Corp.	Put		5.00	04/21/17	250	1
CONSOL Energy Inc.	Put		14.00	04/21/17	75	—
CONSOL Energy Inc.	Put		14.00	04/21/17	50	—
Express Scripts Holding Co.	Put		65.00	04/21/17	80	8
Financial Select Sector SPDR Fund	Put		21.00	04/21/17	250	—
Financial Select Sector SPDR Fund	Put		21.00	04/21/17	200	—
Financial Select Sector SPDR Fund	Put		20.00	05/19/17	450	2
First Quantum Minerals Ltd.	Put	CAD	13.00	05/19/17	50	2
First Quantum Minerals Ltd.	Put	CAD	13.00	05/19/17	30	1
First Quantum Minerals Ltd.	Put	CAD	13.00	05/19/17	30	1
Freeport-McMoRan Inc.	Put		12.00	04/21/17	150	2
Freeport-McMoRan Inc.	Put		11.00	06/16/17	125	3
Industrial Select Sector SPDR Fund	Put		61.00	06/16/17	60	3
Industrial Select Sector SPDR Fund	Put		59.00	06/16/17	50	2
Industrial Select Sector SPDR Fund	Put		59.00	06/16/17	125	4
iShares 20+ Year Treasury Bond ETF	Call		133.00	05/19/17	100	1
iShares 20+ Year Treasury Bond ETF	Call		133.00	06/16/17	115	2
iShares 20+ Year Treasury Bond ETF	Call		132.00	06/16/17	140	3
iShares iBoxx USD High Yield Corporate Bond ETF	Call		87.50	04/21/17	30	1
iShares iBoxx USD High Yield Corporate Bond ETF	Put		86.00	04/21/17	20	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put		86.00	04/21/17	100	1
iShares iBoxx USD High Yield Corporate Bond ETF	Put		86.00	04/21/17	45	1
iShares iBoxx USD High Yield Corporate Bond ETF	Put		86.00	04/21/17	4	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put		86.00	04/21/17	106	1
iShares iBoxx USD High Yield Corporate Bond ETF	Put		86.00	04/21/17	40	1
iShares iBoxx USD High Yield Corporate Bond ETF	Put		87.00	04/21/17	100	4
iShares iBoxx USD High Yield Corporate Bond ETF	Put		86.00	04/21/17	45	1
iShares iBoxx USD High Yield Corporate Bond ETF	Put		86.00	04/21/17	140	2
iShares iBoxx USD High Yield Corporate Bond ETF	Put		86.00	05/19/17	90	5
iShares iBoxx USD High Yield Corporate Bond ETF	Put		84.00	05/19/17	115	2
iShares iBoxx USD High Yield Corporate Bond ETF	Put		86.00	05/19/17	16	1
iShares iBoxx USD High Yield Corporate Bond ETF	Put		84.00	05/19/17	90	2
iShares iBoxx USD High Yield Corporate Bond ETF	Put		85.00	05/19/17	90	3
iShares iBoxx USD High Yield Corporate Bond ETF	Put		86.00	05/19/17	99	5
iShares iBoxx USD High Yield Corporate Bond ETF	Put		82.00	06/16/17	70	2
iShares iBoxx USD Investment Grade Corporate Bond ETF	Put		115.00	04/21/17	50	—
iShares iBoxx USD Investment Grade Corporate Bond ETF	Put		115.00	04/21/17	100	—

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
iShares iBoxx USD Investment Grade Corporate Bond ETF	Put	113.00	06/16/17	20	1
iShares iBoxx USD Investment Grade Corporate Bond ETF	Put	113.00	06/16/17	150	4
iShares iBoxx USD Investment Grade Corporate Bond ETF	Put	112.00	06/16/17	100	2
iShares iBoxx USD Investment Grade Corporate Bond ETF	Put	113.00	06/16/17	70	2
iShares Russell 2000 ETF	Put	135.00	04/21/17	60	6
iShares Russell 2000 ETF	Put	135.00	04/21/17	70	6
iShares Russell 2000 ETF	Put	135.00	04/21/17	70	7
iShares Russell 2000 ETF	Put	134.00	04/21/17	45	3
iShares Russell 2000 ETF	Put	135.00	04/21/17	40	4
iShares Russell 2000 ETF	Put	133.00	04/21/17	45	2
iShares Russell 2000 ETF	Put	133.00	05/19/17	70	11
iShares Russell 2000 ETF	Put	133.00	05/19/17	45	7
iShares US Preferred Stock ETF	Put	37.00	04/21/17	250	1
iShares US Preferred Stock ETF	Put	36.00	07/21/17	200	3
Micron Technology Inc.	Put	19.00	04/21/17	75	—
Micron Technology Inc.	Put	16.00	04/21/17	115	—
Micron Technology Inc.	Put	24.00	04/21/17	80	—
Microsoft Corp.	Call	70.00	04/21/17	110	—
Microsoft Corp.	Call	70.00	05/19/17	90	3
Motorola Solutions Inc.	Put	60.00	07/21/17	70	1
Netflix Inc.	Put	130.00	04/21/17	25	3
Oracle Corp.	Call	49.00	04/21/17	325	—
PowerShares QQQ Trust Series 1	Call	134.00	03/31/17	90	—
PowerShares QQQ Trust Series 1	Call	133.00	03/31/17	225	—
PowerShares QQQ Trust Series 1	Call	134.00	03/31/17	140	—
PowerShares QQQ Trust Series 1	Call	135.00	04/21/17	100	2
PowerShares QQQ Trust Series 1	Call	135.00	04/21/17	90	2
PowerShares QQQ Trust Series 1	Call	135.00	04/21/17	70	1
PowerShares QQQ Trust Series 1	Put	129.00	04/21/17	70	2
PowerShares QQQ Trust Series 1	Put	129.00	04/21/17	40	1
PowerShares Senior Loan Portfolio	Put	23.00	05/19/17	200	2
SPDR Dow Jones Industrial Average ETF Trust	Call	215.00	04/21/17	70	—
SPDR Dow Jones Industrial Average ETF Trust	Call	210.00	04/21/17	45	2
SPDR Dow Jones Industrial Average ETF Trust	Call	210.00	04/21/17	25	1
SPDR Dow Jones Industrial Average ETF Trust	Call	220.00	05/19/17	60	1
SPDR S&P 500 ETF Trust	Call	240.00	04/21/17	15	1
SPDR S&P 500 ETF Trust	Call	243.00	04/21/17	25	—
SPDR S&P 500 ETF Trust	Call	240.00	04/21/17	70	3
SPDR S&P 500 ETF Trust	Put	235.00	04/21/17	40	6
SPDR S&P 500 ETF Trust	Put	233.00	04/21/17	20	2
SPDR S&P 500 ETF Trust	Put	233.00	04/21/17	25	3
SPDR S&P 500 ETF Trust	Put	235.00	04/21/17	67	11
SPDR S&P 500 ETF Trust	Put	235.00	04/21/17	3	—
SPDR S&P Metals & Mining ETF	Put	28.00	05/19/17	45	2
SPDR S&P Metals & Mining ETF	Put	28.00	05/19/17	70	3
SPDR S&P Oil & Gas Exploration & Production ETF	Put	35.00	04/21/17	90	2
SPDR S&P Oil & Gas Exploration & Production ETF	Put	34.00	04/21/17	140	1
Tenet Healthcare Corp.	Put	15.00	05/19/17	45	2
Tenet Healthcare Corp.	Put	14.00	05/19/17	25	1
Tenet Healthcare Corp.	Put	15.00	05/19/17	50	3
TransDigm Group Inc.	Put	180.00	05/19/17	7	2
Valeant Pharmaceuticals International Inc.	Put	9.00	05/19/17	32	1
Valeant Pharmaceuticals International Inc.	Put	9.00	05/19/17	78	2
Western Digital Corp.	Put	45.00	04/21/17	65	—
Western Digital Corp.	Put	67.50	04/21/17	35	—
Western Digital Corp.	Put	70.00	05/19/17	70	6
					$236

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †		Value
Foreign Currency Options
Euro versus USD	BCL	Put	1.06	05/16/17	EUR	790,000	$8
Euro versus USD	BCL	Put	1.06	05/16/17	EUR	790,000	8
							$16
Interest Rate Swaptions
3-Month LIBOR	CIT	Put	2.84%	06/19/17		750,000	$1
3-Month LIBOR	CIT	Put	2.52	06/19/17		1,500,000	1
3-Month LIBOR	CIT	Put	2.65	04/13/17		2,700,000	—
3-Month LIBOR	DUB	Put	2.51	06/15/17		4,500,000	4

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
3-Month LIBOR	DUB	Put	2.84	06/15/17	2,250,000	4
3-Month LIBOR	MSC	Put	2.30	05/08/17	5,500,000	5
3-Month LIBOR	MSC	Put	2.50	05/08/17	2,500,000	2
						$17

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price		Expiration	Notional/ Contracts †	Value
Index Options
Euro Stoxx Banks Index	Call	EUR	120.00	04/21/17	130	$(53)
Euro Stoxx Banks Index	Call	EUR	122.50	04/21/17	130	(38)
Euro Stoxx Banks Index	Call	EUR	112.50	04/21/17	130	(102)
						$(193)
Options on Securities
iShares iBoxx USD High Yield Corporate Bond ETF	Put		84.00	04/21/17	100	$—
iShares iBoxx USD High Yield Corporate Bond ETF	Put		83.00	04/21/17	4	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put		83.00	04/21/17	45	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put		83.00	04/21/17	40	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put		83.00	04/21/17	106	(1)
iShares iBoxx USD High Yield Corporate Bond ETF	Put		83.00	04/21/17	100	(1)
iShares iBoxx USD High Yield Corporate Bond ETF	Put		80.00	05/19/17	90	(1)
iShares iBoxx USD High Yield Corporate Bond ETF	Put		81.00	05/19/17	16	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put		81.00	05/19/17	99	(1)
iShares iBoxx USD High Yield Corporate Bond ETF	Put		83.00	05/19/17	90	(1)
iShares Russell 2000 ETF	Put		127.00	04/21/17	45	(1)
iShares Russell 2000 ETF	Put		128.00	04/21/17	60	(1)
iShares Russell 2000 ETF	Put		126.00	04/21/17	45	(1)
iShares Russell 2000 ETF	Put		125.00	04/21/17	40	—
iShares Russell 2000 ETF	Put		125.00	04/21/17	70	(1)
iShares Russell 2000 ETF	Put		125.00	04/21/17	70	(1)
iShares Russell 2000 ETF	Put		126.00	05/19/17	70	(4)
iShares Russell 2000 ETF	Put		126.00	05/19/17	45	(2)
Netflix Inc.	Put		110.00	04/21/17	25	—
PowerShares QQQ Trust Series 1	Put		124.00	04/21/17	40	—
PowerShares QQQ Trust Series 1	Put		121.00	04/21/17	70	—
SPDR S&P 500 ETF Trust	Put		225.00	04/21/17	45	(1)
SPDR S&P 500 ETF Trust	Put		228.00	04/21/17	40	(2)
SPDR S&P 500 ETF Trust	Put		228.00	04/21/17	45	(2)
SPDR S&P Metals & Mining ETF	Put		24.00	05/19/17	70	—
SPDR S&P Metals & Mining ETF	Put		24.00	05/19/17	45	—
SPDR S&P Oil & Gas Exploration & Production ETF	Put		31.00	04/21/17	140	—
SPDR S&P Oil & Gas Exploration & Production ETF	Put		31.00	04/21/17	90	—
						$(21)

Summary of Written Options
	Number of Contracts†	Notional† EUR	Premiums
Options outstanding at December 31, 2016	935	12,000,000	108
Options written during the period	4,548	11,440,000	222
Options closed during the period	(175)	(5,720,000)	(11)
Options expired during the period	(3,173)	(17,720,000)	(179)
Options outstanding at March 31, 2017	2,135	—	140

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
EUR/USD	CIT	04/05/17	EUR	8,148	$8,693	$(52)
EUR/USD	DUB	04/05/17	EUR	51,350	54,783	(351)
EUR/GBP	BNP	05/17/17	GBP	(571)	(715)	8
EUR/GBP	GSC	05/17/17	GBP	(1,290)	(1,618)	(8)
EUR/GBP	UBS	05/17/17	GBP	(150)	(187)	2
GBP/EUR	BCL	05/17/17	EUR	(166)	(178)	—
GBP/EUR	BNP	05/17/17	EUR	(677)	(724)	1
GBP/USD	CIT	04/05/17	GBP	5,789	7,253	15
GBP/USD	DUB	04/05/17	GBP	2,592	3,248	5
USD/EUR	CIT	04/05/17	EUR	(7,495)	(7,996)	(38)
USD/EUR	CIT	04/05/17	EUR	(653)	(697)	7
USD/EUR	DUB	04/05/17	EUR	(51,350)	(54,783)	(260)
USD/EUR	CIT	05/04/17	EUR	(8,148)	(8,704)	51
USD/EUR	DUB	05/04/17	EUR	(51,350)	(54,854)	350
USD/EUR	CIT	05/17/17	EUR	(1,537)	(1,643)	1
USD/GBP	CIT	04/05/17	GBP	(5,789)	(7,253)	(48)
USD/GBP	DUB	04/05/17	GBP	(2,592)	(3,248)	(23)
USD/GBP	CIT	05/04/17	GBP	(5,789)	(7,258)	(15)
USD/GBP	DUB	05/04/17	GBP	(2,592)	(3,250)	(5)
USD/GBP	CIT	05/17/17	GBP	(3,138)	(3,936)	(16)
					$(83,067)	$(376)

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
21st Century Fox America Inc., 3.70%, 09/15/24	JPM	N/A	1.00%	06/20/21	$1,600	$(46)	$(45)	$(1)
Abbott Laboratories, 4.13%, 05/27/20	JPM	N/A	1.00	12/20/18	1,620	(24)	(57)	33
Ally Financial Inc., 7.50%, 09/15/20	GSC	N/A	5.00	06/20/22	375	(49)	(45)	(4)
Ally Financial Inc., 7.50%, 09/15/20	GSC	N/A	5.00	06/20/22	800	(105)	(109)	4
American Express Co., 7.00%, 03/19/18	CGM	N/A	1.00	06/20/21	1,600	(50)	(40)	(10)
American Express Co., 7.00%, 03/19/18	CGM	N/A	1.00	06/20/21	1,580	(49)	(43)	(6)
American Express Co., 7.00%, 03/19/18	CGM	N/A	1.00	06/20/21	1,320	(42)	(37)	(5)
American International Group Inc., 6.25%, 05/01/36	CGM	N/A	1.00	06/20/21	1,490	(20)	(22)	2
American International Group Inc., 6.25%, 05/01/36	JPM	N/A	1.00	06/20/21	1,410	(19)	(19)	—
AT&T Inc., 1.60%, 02/15/17	GSC	N/A	1.00	03/20/20	1,875	(30)	(31)	1
AT&T Inc., 1.60%, 02/15/17	CSI	N/A	1.00	12/20/20	885	(13)	8	(21)
Banco Comercial Portugues SA, 3.34%, 02/27/17	BNP	N/A	5.00	12/20/20	109	(6)	(2)	(4)
Best Buy Co. Inc., 5.50%, 03/15/21	BNP	N/A	5.00	06/20/22	455	(74)	(71)	(3)
BNP Paribas SA, 2.61%, 04/13/17	JPM	N/A	1.00	12/20/21	392	(3)	(6)	3
Boston Scientific Corp., 2.65%, 10/01/18	JPM	N/A	1.00	06/20/20	1,250	(33)	(31)	(2)
Cable & Wireless International Finance NV, 8.63%, 03/25/19	GSC	N/A	5.00	06/20/21	213	(32)	(26)	(6)
Capital One Financial Corp., 4.75%, 07/15/21	CIT	N/A	1.00	06/20/22	1,500	(22)	(15)	(7)
Cardinal Health Inc., 1.90%, 06/15/17	BCL	N/A	1.00	12/20/18	1,620	(26)	(49)	23
Caterpillar Inc., 1.50%, 06/26/17	MSC	N/A	1.00	12/20/21	1,000	(21)	(14)	(7)
Caterpillar Inc., 3.90%, 05/27/21	CIT	N/A	1.00	12/20/21	275	(6)	(3)	(3)
Caterpillar Inc., 3.90%, 05/27/21	GSC	N/A	1.00	12/20/21	550	(12)	(7)	(5)
Caterpillar Inc., 3.90%, 05/27/21	GSC	N/A	1.00	06/20/22	655	(13)	(12)	(1)
Caterpillar Inc., 3.90%, 05/27/21	GSC	N/A	1.00	06/20/22	1,170	(23)	(21)	(2)
Caterpillar Inc., 3.90%, 05/27/21	JPM	N/A	1.00	06/20/22	1,175	(23)	(20)	(3)
Clariant AG, 3.13%, 06/09/17	BNP	N/A	1.00	12/20/21	267	(3)	(1)	(2)
Credit Suisse Group AG, 5.00%, 07/29/19	JPM	N/A	1.00	12/20/21	320	—	7	(7)
Dell Inc., 7.10%, 04/15/28	GSC	N/A	1.00	12/20/18	250	(2)	5	(7)
Dow Chemical Co., 7.38%, 11/01/29	JPM	N/A	1.00	09/20/18	730	(10)	(4)	(6)
Duke Energy Carolinas LLC, 6.10%, 06/01/37	BOA	N/A	1.00	06/20/21	2,090	(73)	(89)	16
Fiat Chrysler Automobiles NV, 4.50%, 04/15/20	BOA	N/A	5.00	06/20/22	427	(45)	(48)	3
Home Depot Inc., 5.88%, 12/16/36	JPM	N/A	1.00	06/20/21	1,250	(40)	(47)	7
HP Inc., 4.65%, 12/09/21	GSC	N/A	1.00	06/20/21	500	(10)	24	(34)
HP Inc., 4.65%, 12/09/21	CIT	N/A	1.00	12/20/21	850	(14)	10	(24)
Humana Inc., 6.30%, 08/01/18	BNP	N/A	1.00	12/20/21	455	(13)	(13)	—
Iberdrola International BV, 2.88%, 11/11/20	JPM	N/A	1.00	12/20/21	373	(5)	(5)	—
International Business Machines Corp., 5.70%, 09/14/17	GSC	N/A	1.00	12/20/18	1,620	(26)	(49)	23
iTraxx Europe Senior Series 19	CGM	N/A	1.00	06/20/18	2,987	(30)	(35)	5
iTraxx Europe Senior Series 20	BCL	N/A	1.00	12/20/18	1,205	(15)	(7)	(8)
iTraxx Europe Senior Series 20	CGM	N/A	1.00	12/20/18	2,571	(33)	(15)	(18)
iTraxx Europe Senior Series 20	CGM	N/A	1.00	12/20/18	2,134	(27)	(27)	—
iTraxx Europe Series 9	CIT	N/A	5.00	06/20/18	1,942	(117)	254	(371)
Jaguar Land Rover Automotive Plc, 5.00%, 02/15/22	CSI	N/A	5.00	06/20/22	427	(62)	(63)	1
Jaguar Land Rover Automotive Plc, 5.00%, 02/15/22	CSI	N/A	5.00	06/20/22	427	(62)	(64)	2
Jaguar Land Rover Automotive Plc, 5.00%, 02/15/22	JPM	N/A	5.00	06/20/22	960	(139)	(140)	1
JPMorgan Chase & Co., 6.00%, 01/15/18	GSC	N/A	1.00	06/20/21	1,395	(31)	(16)	(15)
Lanxess AG, 4.13%, 05/23/18	JPM	N/A	1.00	06/20/22	1,216	(18)	(16)	(2)
Loews Corp., 6.00%, 02/01/35	CGM	N/A	1.00	06/20/21	1,600	(53)	(50)	(3)
Louis Dreyfus Commodities BV, 4.00%, 12/04/20	GSC	N/A	5.00	12/20/21	294	(28)	(20)	(8)
Lowe's Cos. Inc., 4.63%, 04/15/20	JPM	N/A	1.00	06/20/21	1,250	(40)	(48)	8
Macquarie Bank Ltd, 6.00%, 09/21/20	DUB	N/A	1.00	06/20/22	300	6	7	(1)
Marks & Spencer Plc, 6.13%, 12/02/19	BCL	N/A	1.00	06/20/22	661	22	23	(1)
Marks & Spencer Plc, 6.13%, 12/02/19	BOA	N/A	1.00	06/20/22	605	20	20	—
Marriott International Inc., 3.00%, 03/01/19	GSC	N/A	1.00	06/20/21	635	(18)	(10)	(8)
Marriott International Inc., 3.00%, 03/01/19	GSC	N/A	1.00	06/20/21	615	(17)	(9)	(8)
Melia Hotels International SA, 4.30%, 11/14/08	JPM	N/A	5.00	06/20/22	416	(88)	(85)	(3)
Microsoft Corp., 4.50%, 10/01/40	CSI	N/A	1.00	12/20/18	1,279	(21)	(38)	17
Microsoft Corp., 4.50%, 10/01/40	GSC	N/A	1.00	12/20/18	341	(5)	(10)	5
Monitchem Holding Co., 5.25%, 06/15/21	JPM	N/A	5.00	12/20/21	373	(33)	(8)	(25)
Navient Corp., 5.50%, 01/25/23	CGM	N/A	5.00	09/20/20	200	(15)	3	(18)
Navient LLC, 6.25%, 01/25/16	JPM	N/A	1.00	12/20/19	100	3	7	(4)

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
New look Senior Issuer Plc, 8.00%, 07/01/23	JPM	N/A	5.00	06/20/22	1,195	303	311	(8)
Obrigacoes do Tesouro, 4.95%, 10/25/23	BNP	N/A	1.00	09/20/19	725	4	22	(18)
Omnicom Group Inc., 4.45%, 08/15/20	JPM	N/A	1.00	06/20/21	889	(29)	(26)	(3)
People's Republic of China, 7.50%, 10/28/27	BCL	N/A	1.00	06/20/22	1,471	(13)	(9)	(4)
People's Republic of China, 7.50%, 10/28/27	GSC	N/A	1.00	06/20/22	1,229	(11)	(7)	(4)
Republic of Colombia, 10.38%, 01/28/33	JPM	N/A	1.00	06/20/21	200	—	11	(11)
Republic of France, 4.25%, 04/25/19	BOA	N/A	0.25	06/20/22	342	4	4	—
Republic of France, 4.25%, 04/25/19	BOA	N/A	0.25	06/20/22	240	3	3	—
Republic of France, 4.25%, 04/25/19	BOA	N/A	0.25	06/20/22	400	5	5	—
Republic of France, 4.25%, 04/25/19	BOA	N/A	0.25	06/20/22	171	2	2	—
Republic of France, 4.25%, 04/25/19	GSC	N/A	0.25	06/20/22	442	6	5	1
Republic of France, 4.25%, 04/25/19	GSC	N/A	0.25	06/20/22	240	3	3	—
Republic of Korea, 7.13%, 04/16/19	BCL	N/A	1.00	06/20/22	2,250	(55)	(59)	4
Republic of Korea, 7.13%, 04/16/19	JPM	N/A	1.00	06/20/22	1,500	(37)	(38)	1
Republic of South Africa, 5.50%, 03/09/20	BCL	N/A	1.00	06/20/22	1,320	73	61	12
Simon Property Group Inc., 4.38%, 03/01/21	GSC	N/A	1.00	12/20/21	2,600	(23)	(32)	9
Simon Property Group Inc., 4.38%, 03/01/21	GSC	N/A	1.00	12/20/21	445	(4)	(5)	1
Simon Property Group Inc., 4.38%, 03/01/21	GSC	N/A	1.00	12/20/21	255	(3)	(3)	—
Sony Corp., 1.57%, 06/19/15	JPM	N/A	1.00	03/20/19	1,280	(22)	91	(113)
Southwest Airlines Co., 5.13%, 03/01/17	CSI	N/A	1.00	12/20/19	580	(12)	(10)	(2)
Sprint Communications, 8.38%, 08/15/17	GSC	N/A	5.00	12/20/20	400	(39)	136	(175)
Standard Chartered Plc, 5.88%, 09/26/17	JPM	N/A	1.00	06/20/22	331	9	12	(3)
Staples Inc., 2.75%, 01/12/18	JPM	N/A	1.00	06/20/21	1,062	16	65	(49)
Statoil ASA, 2.00%, 09/10/20	BNP	N/A	1.00	12/20/21	213	(7)	(5)	(2)
STMicroelectronics NV, 0.00%, 07/03/19	JPM	N/A	1.00	06/20/22	474	(4)	(3)	(1)
Stretford, 6.25%, 07/15/21	CIT	N/A	5.00	06/20/22	107	(9)	(8)	(1)
Target Corp., 5.38%, 05/01/17	GSC	N/A	1.00	06/20/21	680	(15)	(21)	6
Target Corp., 5.38%, 05/01/17	JPM	N/A	1.00	06/20/21	1,250	(27)	(45)	18
Techem, 6.13%, 10/01/19	CSI	N/A	5.00	12/20/21	267	(41)	(49)	8
Textron Inc., 5.60%, 12/01/17	JPM	N/A	1.00	09/20/20	700	(12)	(4)	(8)
The Raytheon Co., 7.20%, 08/15/27	GSC	N/A	1.00	03/20/20	967	(25)	(39)	14
The Raytheon Co., 7.20%, 08/15/27	GSC	N/A	1.00	03/20/20	970	(25)	(39)	14
The Walt Disney Co., 2.55%, 02/15/22	JPM	N/A	1.00	06/20/21	1,600	(53)	(57)	4
Time Warner Inc., 2.10%, 06/01/19	JPM	N/A	1.00	06/20/21	2,850	(88)	(39)	(49)
Twinkle Pizza Holdings, 8.63%, 08/01/22	CIT	N/A	5.00	06/20/22	416	29	32	(3)
United Mexican States, 5.95%, 03/19/19	CSI	N/A	1.00	06/20/21	350	—	10	(10)
VF Corp., 5.95%, 11/01/17	BNP	N/A	1.00	12/20/20	285	(6)	(6)	—
Viacom Inc., 6.88%, 04/30/36	BOA	N/A	1.00	06/20/21	665	(8)	40	(48)
Vodafone Group Plc, 5.00%, 06/04/18	BCL	N/A	1.00	06/20/22	1,803	(14)	(12)	(2)
Wells Fargo & Co., 5.63%, 12/11/17	GSC	N/A	1.00	06/20/21	1,200	(32)	(22)	(10)
Western Union Co., 3.65%, 08/22/18	JPM	N/A	1.00	12/20/21	425	1	2	(1)
XLIT Ltd, 6.25%, 05/15/27	JPM	N/A	1.00	06/20/21	1,250	(30)	(34)	4
					$94,023	$(1,969)	$(1,031)	$(938)
Credit default swap agreements - sell protection[2]
Anadarko Petroleum Corp., 6.95%, 06/15/19	JPM	1.08%	1.00%	12/20/21	$(425)	$(1)	$(4)	$3
Anadarko Petroleum Corp., 6.95%, 06/15/19	JPM	1.08	1.00	12/20/21	(50)	(1)	(1)	—
Anadarko Petroleum Corp., 6.95%, 06/15/19	JPM	1.08	1.00	12/20/21	(470)	(1)	(18)	17
Anadarko Petroleum Corp., 6.95%, 06/15/19	JPM	1.08	1.00	12/20/21	(425)	(2)	(5)	3
Anadarko Petroleum Corp., 6.95%, 06/15/19	JPM	1.08	1.00	12/20/21	(530)	(1)	(19)	18
Apache Corp., 7.00%, 02/01/18	JPM	0.90	1.00	12/20/21	(470)	2	(8)	10
Canadian Natural Resources Ltd., 3.45%, 11/15/21	JPM	1.14	1.00	12/20/21	(440)	(3)	(6)	3
Canadian Natural Resources Ltd., 3.45%, 11/15/21	JPM	1.14	1.00	12/20/21	(440)	(2)	(5)	3
Canadian Natural Resources Ltd., 3.45%, 11/15/21	JPM	1.14	1.00	12/20/21	(530)	(3)	(20)	17
CenturyLink Inc., 6.15%, 09/15/19	GSC	2.96	1.00	06/20/22	(750)	(68)	(54)	(14)
CenturyLink Inc., 6.15%, 09/15/19	JPM	2.96	1.00	06/20/22	(375)	(34)	(33)	(1)
Chesapeake Energy Corp., 6.63%, 08/15/20	JPM	5.99	5.00	06/20/22	(400)	(16)	(13)	(3)
CSC Holdings LLC, 7.63%, 07/15/18	GSC	2.80	5.00	06/20/22	(375)	39	32	7
CSC Holdings LLC, 7.63%, 07/15/18	GSC	2.80	5.00	06/20/22	(375)	40	40	—
Dell Inc., 7.10%, 04/15/28	JPM	2.52	1.00	06/20/22	(750)	(53)	(50)	(3)
Dell Inc., 7.10%, 04/15/28	JPM	2.52	1.00	06/20/22	(1,150)	(81)	(79)	(2)
Deutsche Bank, 5.13%, 08/31/17	BCL	1.10	1.00	06/20/21	(427)	(1)	(21)	20
Deutsche Bank, 5.13%, 08/31/17	BCL	1.10	1.00	06/20/21	(213)	—	(10)	10
Deutsche Bank, 5.13%, 08/31/17	BNP	1.10	1.00	06/20/21	(427)	(2)	(23)	21
Deutsche Bank, 5.13%, 08/31/17	BNP	1.10	1.00	06/20/21	(300)	(1)	(16)	15
Deutsche Bank, 5.13%, 08/31/17	BNP	1.19	1.00	12/20/21	(124)	(1)	(6)	5
Deutsche Bank, 5.13%, 08/31/17	CSI	1.10	1.00	06/20/21	(1,136)	(4)	(59)	55
Deutsche Bank, 5.13%, 08/31/17	JPM	1.19	1.00	12/20/21	(198)	(2)	(9)	7
Deutsche Bank, 5.13%, 08/31/17	JPM	1.10	1.00	06/20/21	(484)	(2)	(26)	24

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Devon Energy Corp., 7.95%, 04/15/32	BCL	1.07	1.00	12/20/21	(463)	(1)	(18)	17
Devon Energy Corp., 7.95%, 04/15/32	JPM	1.07	1.00	12/20/21	(447)	(1)	(4)	3
Devon Energy Corp., 7.95%, 04/15/32	JPM	1.07	1.00	12/20/21	(447)	(1)	(4)	3
Devon Energy Corp., 7.95%, 04/15/32	JPM	1.07	1.00	12/20/21	(530)	(2)	(22)	20
DISH DBS Corp., 6.75%, 06/01/21	JPM	2.44	5.00	06/20/22	(750)	92	95	(3)
Federative Republic of Brazil, 4.25%, 01/07/25	CGM	1.79	1.00	06/20/21	(200)	(6)	(14)	8
Freeport-McMoRan Inc., 3.55%, 03/01/22	BCL	3.52	1.00	06/20/22	(375)	(43)	(41)	(2)
Freeport-McMoRan Inc., 3.55%, 03/01/22	GSC	3.52	1.00	06/20/22	(375)	(43)	(44)	1
Freeport-McMoRan Inc., 3.55%, 03/01/22	GSC	3.52	1.00	06/20/22	(375)	(43)	(46)	3
Freeport-McMoRan Inc., 3.55%, 03/01/22	JPM	3.52	1.00	06/20/22	(750)	(87)	(90)	3
International Business Machines Corp., 5.70%, 09/14/17	CSI	0.28	1.00	06/20/21	(1,220)	37	26	11
International Business Machines Corp., 5.70%, 09/14/17	CSI	0.28	1.00	06/20/21	(975)	29	21	8
International Business Machines Corp., 5.70%, 09/14/17	GSC	0.28	1.00	06/20/21	(975)	29	21	8
International Business Machines Corp., 5.70%, 09/14/17	JPM	0.28	1.00	06/20/21	(930)	27	23	4
iTraxx Europe Subordinated Series 19	CGM	N/A	5.00	06/20/18	(2,134)	119	189	(70)
iTraxx Europe Subordinated Series 20	BCL	N/A	5.00	12/20/18	(960)	74	211	(137)
iTraxx Europe Subordinated Series 20	CGM	N/A	5.00	12/20/18	(1,376)	105	299	(194)
iTraxx Europe Subordinated Series 20	CGM	N/A	5.00	12/20/18	(1,707)	131	182	(51)
iTraxx Europe Subordinated Series 20	DUB	N/A	5.00	12/20/18	(683)	52	149	(97)
OTE Plc, 7.88%, 02/07/18	BCL	3.18	5.00	12/20/21	(427)	34	26	8
Scandinavian Airlines	GSC	3.04	5.00	12/20/17	(128)	2	(4)	6
Scandinavian Airlines	GSC	5.26	5.00	06/20/19	(469)	(2)	(40)	38
Telecom Italia SpA, 5.38%, 01/29/19	BNP	1.86	1.00	06/20/21	(427)	(15)	(18)	3
Telecom Italia SpA, 5.38%, 01/29/19	BNP	1.86	1.00	06/20/21	(416)	(15)	(19)	4
Telecom Italia SpA, 5.38%, 01/29/19	CGM	1.86	1.00	06/20/21	(192)	(7)	(11)	4
Telecom Italia SpA, 5.38%, 01/29/19	CSI	2.09	1.00	12/20/21	(960)	(47)	(60)	13
Tenet Healthcare Corp., 6.88%, 11/15/31	GSC	5.25	5.00	06/20/22	(750)	(7)	(2)	(5)
UniCredit SpA, 0.65%, 04/10/17	BCL	1.40	1.00	06/20/21	(128)	(2)	(4)	2
UniCredit SpA, 0.65%, 04/10/17	BCL	1.40	1.00	06/20/21	(427)	(7)	(14)	7
UniCredit SpA, 0.65%, 04/10/17	BNP	1.53	1.00	12/20/21	(277)	(7)	(12)	5
UniCredit SpA, 0.65%, 04/10/17	CGM	1.40	1.00	06/20/21	(533)	(8)	(29)	21
UniCredit SpA, 0.65%, 04/10/17	CGM	1.40	1.00	06/20/21	(427)	(7)	(25)	18
UniCredit SpA, 0.65%, 04/10/17	CGM	1.40	1.00	06/20/21	(491)	(8)	(27)	19
					$(32,988)	$174	$281	$(107)

OTC Contracts for Difference
Reference Entity	Counterparty	Financing Fee	Expiration	Contracts† Long (Short)	Notional†		Unrealized Appreciation (Depreciation)

Deutsche Bank AG	BOA	Euro Interbank Offered Rate -0.28%	TBD	(5)	EUR	(95)	$12
Deutsche Bank AG	BOA	Euro Interbank Offered Rate -0.28%	TBD	(5)	EUR	(0)	(12)
Eurobank Ergasias SA	BOA	Euro Interbank Offered Rate +1.00%	TBD	231	EUR	127	5
Hellenic Telecommunications Organization SA	BOA	Euro Interbank Offered Rate +1.00%	TBD	52	EUR	441	19
National Bank of Greece	BOA	Euro Interbank Offered Rate +1.00%	TBD	913	EUR	217	3
Tullow Oil Plc	BOA	1-Month GBP LIBOR -2.00%	TBD	(60)	GBP	(131)	(11)
							$16

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Total return swap agreements - paying return
COMMON STOCKS
Caterpillar Inc.	BNP	3-Month LIBOR -0.20%	02/26/18	(95)	$2
Hewlett Packard Enterprise Co.	BNP	3-Month LIBOR -0.10%	02/26/18	(91)	(5)
Mallinckrodt Plc	BNP	3-Month LIBOR -0.60%	11/16/17	(42)	6
Ally Financial Inc.	BOA	3-Month LIBOR	03/21/18	(90)	1
Caterpillar Inc.	BOA	3-Month LIBOR -0.30%	09/13/17	(130)	13
Caterpillar Inc.	BOA	3-Month LIBOR -0.30%	09/26/17	(189)	4
Chesapeake Energy Corp.	BOA	3-Month LIBOR -0.30%	01/23/18	(33)	3
CONSOL Energy Inc.	BOA	3-Month LIBOR -0.30%	03/09/18	(42)	(6)

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Total Return Swap Agreements (continued)
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Express Scripts Holding Co.	BOA	3-Month LIBOR -0.30%	03/07/18	(49)	1
Freeport-McMoRan Inc.	BOA	3-Month LIBOR -0.30%	03/02/18	(43)	—
Hewlett Packard Enterprise Co.	BOA	3-Month LIBOR -0.30%	01/30/18	(99)	(8)
Mallinckrodt Plc	BOA	3-Month LIBOR -0.30%	01/18/18	(35)	2
Rite Aid Corp.	BOA	3-Month LIBOR -0.30%	03/21/18	(68)	4
TransDigm Group Inc.	BOA	3-Month LIBOR -0.30%	03/07/18	(78)	6
TransDigm Group Inc.	BOA	3-Month LIBOR -0.30%	03/21/18	(65)	(1)
Valeant Pharmaceuticals International Inc.	BOA	3-Month LIBOR -0.30%	03/09/18	(39)	8
Western Digital Corp.	BOA	3-Month LIBOR -0.30%	02/16/18	(149)	(17)
INVESTMENT COMPANIES
iShares iBoxx USD High Yield Corporate Bond ETF	BNP	1-Month LIBOR -1.75%	12/14/17	(421)	(2)
iShares iBoxx USD Investment Grade Corporate Bond ETF	BNP	1-Month LIBOR	09/13/17	(586)	(7)
iShares iBoxx USD Investment Grade Corporate Bond ETF	BNP	1-Month LIBOR +0.10%	03/09/18	(1,014)	(17)
Industrial Select Sector SPDR Fund	BOA	3-Month LIBOR -0.30%	09/14/17	(261)	(1)
iShares iBoxx USD High Yield Corporate Bond ETF	BNP	1-Month LIBOR -0.85%	03/07/18	(414)	(3)
iShares iBoxx USD High Yield Corporate Bond ETF	BOA	1-Month LIBOR -1.45%	10/27/17	(725)	2
iShares iBoxx USD High Yield Corporate Bond ETF	BOA	1-Month LIBOR -1.45%	05/06/17	(263)	—
SPDR S&P Oil & Gas Exploration & Production ETF	BOA	1-Month LIBOR -0.65%	03/10/18	(126)	(5)
iShares iBoxx USD High Yield Corporate Bond ETF	CIT	1-Month LIBOR -1.65%	11/17/17	(1,409)	—
iShares Russell 2000 ETF	CIT	1-Month LIBOR -0.50%	12/02/17	(520)	3
iShares Russell 2000 ETF	CIT	1-Month LIBOR -0.60%	11/16/17	(345)	—
iShares Russell 2000 ETF	CIT	1-Month LIBOR -0.60%	11/17/17	(160)	2
iShares US Preferred Stock ETF	CIT	1-Month LIBOR -0.45%	11/17/17	(674)	(6)
					$(21)

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/DFA U.S. Micro Cap Fund
COMMON STOCKS 99.7%
Consumer Discretionary 14.2%
1-800-Flowers.com Inc. - Class A (a)	7	$70
Abercrombie & Fitch Co. - Class A (b)	3	40
AH Belo Corp. - Class A	4	27
American Axle & Manufacturing Holdings Inc. (a)	11	205
American Outdoor Brands Corp. (a) (b)	7	143
American Public Education Inc. (a)	3	67
America's Car-Mart Inc. (a)	2	58
Ark Restaurants Corp.	1	15
Asbury Automotive Group Inc. (a)	2	149
Ascent Capital Group Inc. - Class A (a)	2	31
Ballantyne Strong Inc. (a)	2	12
Barnes & Noble Education Inc. (a)	5	47
Barnes & Noble Inc.	8	72
Bassett Furniture Industries Inc.	1	31
Belmond Ltd. - Class A (a)	12	146
Big 5 Sporting Goods Corp.	3	41
Biglari Holdings Inc. (a)	—	137
BJ's Restaurants Inc. (a)	3	111
Bob Evans Farms Inc.	3	203
Bojangles' Inc. (a)	6	133
Boot Barn Holdings Inc. (a) (b)	3	29
Bravo Brio Restaurant Group Inc. (a)	3	18
Bridgepoint Education Inc. (a)	6	68
Build-A-Bear Workshop Inc. (a)	3	29
Caleres Inc.	7	190
Callaway Golf Co.	15	171
Cambium Learning Group Inc. (a)	3	12
Capella Education Co.	2	161
Career Education Corp. (a)	12	103
Carriage Services Inc.	3	74
Carrol's Restaurant Group Inc. (a)	6	87
Cato Corp. - Class A	4	82
Cavco Industries Inc. (a)	2	178
Central European Media Entertainment Ltd. - Class A (a) (b)	10	30
Century Casinos Inc. (a)	1	10
Century Communities Inc. (a)	3	78
Cherokee Inc. (a)	1	13
Chico's FAS Inc.	17	242
Childrens Place Retail Stores Inc.	3	329
Christopher & Banks Corp. (a)	5	8
Chuy's Holdings Inc. (a)	2	71
Citi Trends Inc.	3	54
ClubCorp Holdings Inc.	11	169
Collectors Universe Inc.	2	47
Cooper-Standard Holding Inc. (a)	2	219
Core-Mark Holding Co. Inc.	3	100
Crocs Inc. (a)	9	65
Culp Inc.	2	64
Daily Journal Corp. (a)	—	11
Deckers Outdoor Corp. (a)	1	36
Del Frisco's Restaurant Group Inc. (a)	4	71
Del Taco Restaurants Inc. (a)	7	91
Delta Apparel Inc. (a)	1	26
Denny's Corp. (a)	12	148
Destination Maternity Corp. (a)	1	5
Destination XL Group Inc. (a)	12	33
DeVry Education Group Inc.	3	98
DineEquity Inc.	2	105
Dixie Group Inc. - Class A (a)	1	3
DSW Inc. - Class A	4	83
Duluth Holdings Inc. - Class B (a) (b)	1	26
El Pollo Loco Holdings Inc. (a)	3	32
Eldorado Resorts Inc. (a) (b)	4	77
Entercom Communications Corp. - Class A (b)	5	73
Entravision Communications Corp. - Class A	8	48
Escalade Inc.	2	28
Ethan Allen Interiors Inc.	5	146
Etsy Inc. (a)	4	41
EVINE Live Inc. - Class A (a)	5	6
EW Scripps Co. - Class A (a)	13	301
	Shares/Par†	Value
Express Inc. (a)	9	84
Famous Dave's Of America Inc. (a) (b)	1	3
Fiesta Restaurant Group Inc. (a)	5	112
Finish Line Inc. - Class A	6	87
Flexsteel Industries Inc.	1	51
Fossil Group Inc. (a)	1	14
Fox Factory Holding Corp. (a)	6	159
Francesca's Holdings Corp. (a)	6	87
Fred's Inc. - Class A (b)	5	59
FTD Cos. Inc. (a)	4	81
Gaia Inc. - Class A (a)	1	8
Gannett Co. Inc.	4	33
Genesco Inc. (a)	2	130
Gentherm Inc. (a)	4	175
Global Eagle Entertainment Inc. (a)	12	39
Gray Television Inc. (a)	9	135
Green Brick Partners Inc. (a)	5	51
Group 1 Automotive Inc.	3	202
Guess Inc.	6	63
Habit Restaurants Inc. - Class A (a) (b)	3	52
Harte-Hanks Inc. (a)	11	15
Haverty Furniture Cos. Inc.	2	56
Hibbett Sports Inc. (a) (b)	3	93
Hooker Furniture Corp.	2	72
Horizon Global Corp. (a)	4	54
Hovnanian Enterprises Inc. - Class A (a) (b)	15	33
Iconix Brand Group Inc. (a)	8	60
Installed Building Products Inc. (a)	4	236
Intrawest Resorts Holdings Inc. (a)	6	159
iRobot Corp. (a)	3	228
Isle of Capri Casinos Inc. (a)	4	110
J Alexander's Holdings Inc. (a)	1	14
Johnson Outdoors Inc. - Class A	1	29
K12 Inc. (a)	7	135
KB Home (b)	7	136
Kirkland's Inc. (a)	3	32
Kona Grill Inc. (a) (b)	1	9
La Quinta Holdings Inc. (a)	6	85
La-Z-Boy Inc.	7	182
Libbey Inc.	4	53
Liberty Tax Inc. - Class A	2	28
Liberty TripAdvisor Holdings Inc. - Class A (a)	10	136
Lifetime Brands Inc.	2	41
Lindblad Expeditions Holdings Inc. (a)	5	41
Luby's Inc. (a)	3	9
M/I Homes Inc. (a)	3	62
Malibu Boats Inc. - Class A (a)	2	53
Marcus Corp.	2	56
Marine Products Corp.	2	24
MarineMax Inc. (a)	4	86
McClatchy Co. - Class A (a)	1	8
MDC Holdings Inc.	6	171
Meritage Homes Corp. (a)	4	157
Modine Manufacturing Co. (a)	8	100
Monro Muffler Brake Inc.	2	98
Motorcar Parts of America Inc. (a)	3	96
Movado Group Inc.	2	62
MSG Networks Inc. - Class A (a)	7	173
NACCO Industries Inc. - Class A	1	49
Nathan's Famous Inc. (a)	1	59
National American University Holdings Inc.	2	4
National CineMedia Inc.	10	124
Nautilus Inc. (a)	5	92
New Home Co. Inc. (a) (b)	3	32
New Media Investment Group Inc.	6	91
New York & Co. Inc. (a)	10	20
NutriSystem Inc.	4	206
Ollie's Bargain Outlet Holdings Inc. (a) (b)	—	17
Overstock.com Inc. (a)	3	55
Oxford Industries Inc.	3	147
Penn National Gaming Inc. (a)	8	142
Perry Ellis International Inc. (a)	2	51
PetMed Express Inc.	3	60
Pier 1 Imports Inc.	13	95
Potbelly Corp. (a)	4	55

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
RCI Hospitality Holdings Inc.	1	18
Reading International Inc. - Class A (a)	4	55
Red Lion Hotels Corp. (a)	4	27
Red Robin Gourmet Burgers Inc. (a)	2	125
Regis Corp. (a)	7	84
Rent-A-Center Inc. (b)	9	76
Rocky Brands Inc.	1	11
Ruby Tuesday Inc. (a)	6	18
Ruth's Hospitality Group Inc.	4	90
Saga Communications Inc. - Class A	—	14
Salem Media Group Inc. - Class A	2	13
Scholastic Corp.	4	157
Scientific Games Corp. - Class A (a)	1	24
SeaWorld Entertainment Inc.	9	159
Select Comfort Corp. (a)	7	166
Sequential Brands Group Inc. (a) (b)	2	6
Shake Shack Inc. - Class A (a) (b)	1	42
Shiloh Industries Inc. (a)	2	33
Shoe Carnival Inc.	3	63
Shutterfly Inc. (a)	3	160
Skyline Corp. (a)	2	22
Sonic Automotive Inc. - Class A	5	103
Sonic Corp.	6	146
Spartan Motors Inc.	5	41
Speedway Motorsports Inc.	6	109
Sportsman's Warehouse Holdings Inc. (a)	4	18
Stage Stores Inc. (b)	4	11
Standard Motor Products Inc.	4	190
Stein Mart Inc.	6	19
Stoneridge Inc. (a)	4	79
Strattec Security Corp.	1	15
Strayer Education Inc.	2	138
Sturm Ruger & Co. Inc. (b)	3	155
Superior Industries International Inc.	4	98
Superior Uniform Group Inc.	2	46
Sypris Solutions Inc. (a) (b)	5	5
Tandy Leather Factory Inc. (a)	1	10
Tile Shop Holdings Inc.	8	151
Tilly's Inc. - Class A	2	21
Time Inc.	9	166
TopBuild Corp. (a)	5	238
Tower International Inc.	3	92
Townsquare Media Inc. - Class A (a)	1	14
Tronc Inc. (a) (b)	3	46
Tuesday Morning Corp. (a)	5	18
U.S. Auto Parts Network Inc. (a)	4	15
UCP Inc. - Class A (a)	1	9
Unifi Inc. (a)	3	74
Universal Electronics Inc. (a)	2	158
Universal Technical Institute Inc.	4	14
Vera Bradley Inc. (a)	5	47
Vince Holding Corp. (a) (b)	4	6
Vista Outdoor Inc. (a)	1	22
Vitamin Shoppe Inc. (a)	4	77
VOXX International Corp. - Class A (a)	4	22
West Marine Inc. (a)	3	25
Weyco Group Inc.	1	40
William Lyon Homes - Class A (a) (b)	4	92
Wingstop Inc. (b)	3	91
Winmark Corp.	1	85
Winnebago Industries Inc.	5	156
World Wrestling Entertainment Inc. - Class A	1	24
Zagg Inc. (a)	3	20
Zumiez Inc. (a)	4	72
		16,384
Consumer Staples 3.0%
Alico Inc.	1	30
Alliance One International Inc. (a)	1	19
Andersons Inc.	4	152
Calavo Growers Inc.	3	153
Central Garden & Pet Co. (a) (b)	1	53
Central Garden & Pet Co. - Class A (a)	7	243
Chefs' Warehouse Inc. (a)	3	44
Coca-Cola Bottling Co.	1	233
	Shares/Par†	Value
Craft Brewers Alliance Inc. (a)	3	46
Dean Foods Co.	7	139
Farmer Bros. Co. (a)	3	94
Ingles Markets Inc. - Class A	2	88
Inter Parfums Inc.	5	194
Inventure Foods Inc. (a)	3	13
John B. Sanfilippo & Son Inc.	1	88
Landec Corp. (a)	4	48
Lifeway Foods Inc. (a)	1	15
Limoneira Co.	2	48
Medifast Inc.	2	77
MGP Ingredients Inc. (b)	3	156
Natural Alternatives International Inc. (a)	1	8
Natural Grocers by Vitamin Cottage Inc. (a)	3	33
Natural Health Trends Corp.	1	26
Nutraceutical International Corp.	2	52
Oil-Dri Corp. of America	1	24
Omega Protein Corp.	4	70
Orchids Paper Products Co. (b)	1	34
Primo Water Corp. (a)	4	52
Revlon Inc. - Class A (a)	3	71
Rocky Mountain Chocolate Factory Inc.	1	17
Seneca Foods Corp. - Class A (a)	1	53
Smart & Final Stores Inc. (a) (b)	4	50
SpartanNash Co.	4	147
Supervalu Inc. (a)	26	99
United-Guardian Inc.	—	2
Universal Corp.	3	201
USANA Health Sciences Inc. (a)	3	154
Village Super Market Inc. - Class A	2	49
WD-40 Co.	2	206
Weis Markets Inc.	3	163
		3,444
Energy 3.9%
Adams Resources & Energy Inc.	1	30
Alon USA Energy Inc.	9	109
Atwood Oceanics Inc. (a)	10	98
Bill Barrett Corp. (a)	11	50
Bristow Group Inc. (b)	4	60
CARBO Ceramics Inc. (a)	2	21
Clayton Williams Energy Inc. (a) (b)	1	198
Clean Energy Fuels Corp. (a)	20	52
Cloud Peak Energy Inc. (a)	11	51
Contango Oil & Gas Co. (a)	4	26
Dawson Geophysical Co. (a)	3	16
Delek US Holdings Inc.	6	148
Denbury Resources Inc. (a)	10	25
DHT Holdings Inc.	11	50
Dorian LPG Ltd. (a)	4	45
Earthstone Energy Inc. (a)	2	28
Eclipse Resources Corp. (a)	38	96
ENGlobal Corp. (a)	5	10
Era Group Inc. (a)	4	52
Evolution Petroleum Corp.	5	36
Exterran Corp. (a)	6	174
Forum Energy Technologies Inc. (a)	10	215
GasLog Ltd. (b)	2	28
Geospace Technologies Corp. (a)	2	40
Green Plains Renewable Energy Inc.	5	114
Gulf Island Fabrication Inc.	2	22
Hallador Energy Co.	5	38
Helix Energy Solutions Group Inc. (a)	29	222
Hornbeck Offshore Services Inc. (a) (b)	4	20
Independence Contract Drilling Inc. (a)	4	21
International Seaways Inc. (a)	2	29
ION Geophysical Corp. (a) (b)	1	5
Jones Energy Inc. - Class A (a) (b)	3	8
Matrix Service Co. (a)	5	78
McDermott International Inc. (a)	31	211
Mitcham Industries Inc. (a)	2	8
Natural Gas Services Group Inc. (a)	2	46
Newpark Resources Inc. (a)	15	122
Noble Corp. Plc	22	136
Nordic American Offshore Ltd. (b)	—	—

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Nordic American Tankers Ltd. (b)	9	75
Oasis Petroleum Inc. (a)	2	33
Oil States International Inc. (a)	7	228
Overseas Shipholding Group Inc. - Class A	4	16
Pacific Ethanol Inc. (a)	8	54
Panhandle Oil and Gas Inc. - Class A	2	43
Par Pacific Holdings Inc. (a) (b)	6	95
Parker Drilling Co. (a)	21	36
Penn Virginia Corp. (a)	1	57
PHI Inc. (a)	1	17
Pioneer Energy Services Corp. (a)	13	54
Renewable Energy Group Inc. (a)	8	80
REX Stores Corp. (a)	1	54
RigNet Inc. (a)	3	60
Ring Energy Inc. (a) (b)	9	93
Scorpio Tankers Inc.	25	111
SEACOR Holdings Inc. (a)	2	136
SRC Energy Inc. (a)	25	213
Teekay Tankers Ltd. - Class A	12	24
Tesco Corp. (a)	8	66
Tetra Technologies Inc. (a)	11	44
Unit Corp. (a)	9	212
Willbros Group Inc. (a)	5	15
		4,554
Financials 25.4%
1st Constitution Bancorp	1	11
1st Source Corp.	4	193
Access National Corp. (b)	3	76
Allegiance Bancshares Inc. (a) (b)	2	59
A-Mark Precious Metals Inc.	1	14
Ambac Financial Group Inc. (a) (c) (d)	6	119
American Equity Investment Life Holding Co.	3	83
American National Bankshares Inc.	1	47
American River Bankshares	1	16
Ameris Bancorp	4	185
Amerisafe Inc.	3	163
Argo Group International Holdings Ltd.	1	68
Arrow Financial Corp.	3	90
Asta Funding Inc. (a)	—	2
Astoria Financial Corp.	13	268
Atlantic Capital Bancshares Inc. (a)	3	61
Atlas Financial Holdings Inc. (a)	1	17
Baldwin & Lyons Inc. - Class B	2	47
Banc of California Inc. (b)	7	148
BancFirst Corp.	2	216
Bancorp Inc. (a)	10	53
Bank Mutual Corp.	8	73
Bank of Commerce Holdings	1	12
Bank of Marin Bancorp	1	63
BankFinancial Corp.	3	48
Banner Corp.	4	202
Bar Harbor Bankshares	2	62
BCB Bancorp Inc.	2	30
Beneficial Bancorp Inc.	9	150
Berkshire Hills Bancorp Inc.	5	192
Blue Hills Bancorp Inc.	5	83
BNC Bancorp	4	139
BofI Holding Inc. (a) (b)	8	213
Boston Private Financial Holdings Inc.	15	243
Bridge Bancorp Inc.	4	123
Brookline Bancorp Inc.	11	170
Bryn Mawr Bank Corp.	3	127
BSB BanCorp Inc. (a)	1	30
C&F Financial Corp.	1	43
Camden National Corp.	3	125
Capital Bank Financial Corp. - Class A	3	140
Capital City Bank Group Inc.	3	54
Cardinal Financial Corp.	4	131
Carolina Financial Corp.	2	54
Cascade Bancorp (a)	5	42
Centerstate Banks of Florida Inc.	7	191
Central Pacific Financial Corp.	6	184
Central Valley Community Bancorp	2	41
Century Bancorp Inc. - Class A	1	42
	Shares/Par†	Value
Charter Financial Corp.	2	41
Citizens & Northern Corp.	2	52
Citizens Inc. - Class A (a) (b)	8	60
City Holdings Co.	3	177
Civista Bancshares Inc.	1	15
Clifton Bancorp Inc.	4	57
CNB Financial Corp.	3	66
CoBiz Financial Inc.	8	130
Codorus Valley Bancorp Inc.	1	17
Cohen & Steers Inc.	3	110
Columbia Banking System Inc.	5	202
Community Bank System Inc.	3	179
Community Bankers Trust Corp. (a)	1	11
Community Trust Bancorp Inc.	3	152
ConnectOne Bancorp Inc.	6	138
Consumer Portfolio Services Inc. (a)	4	18
Cowen Group Inc. - Class A (a)	3	47
Crawford & Co. - Class A	3	22
Crawford & Co. - Class B (b)	4	39
CU Bancorp (a)	2	67
Customers Bancorp Inc. (a)	6	174
Diamond Hill Investment Group Inc.	1	118
Dime Community Bancshares Inc.	7	145
Donegal Group Inc. - Class A	4	63
Donnelley Financial Solutions Inc. (a)	2	30
Drive Shack Inc.	3	13
Eagle Bancorp Inc. (a)	3	169
Eagle Bancorp Montana Inc.	1	10
eHealth Inc. (a)	2	28
EMC Insurance Group Inc.	3	80
Employer Holdings Inc.	6	210
Encore Capital Group Inc. (a)	3	96
Enova International Inc. (a)	6	88
Enterprise Bancorp Inc.	2	74
Enterprise Financial Services Corp.	4	169
Equity Bancshares Inc. - Class A (a)	1	33
ESSA Bancorp Inc.	1	17
Ezcorp Inc. - Class A (a)	7	60
Farmers Capital Bank Corp.	1	51
Farmers National Banc Corp.	5	71
FBL Financial Group Inc. - Class A	3	182
FCB Financial Holdings Inc. - Class A (a)	4	205
Federal Agricultural Mortgage Corp. - Class C	1	56
Federated National Holding Co.	3	45
Fidelity & Guaranty Life (b)	1	17
Fidelity Southern Corp.	5	113
Fifth Street Asset Management Inc. - Class A (b)	2	7
Financial Institutions Inc.	3	88
First Bancorp Inc.	4	116
First Bancorp Inc. (a)	28	158
First Bancorp Inc.	2	49
First Busey Corp.	7	220
First Business Financial Services Inc.	1	31
First Commonwealth Financial Corp.	11	147
First Community Bancshares Inc.	3	75
First Connecticut Bancorp Inc.	3	63
First Defiance Financial Corp.	1	48
First Financial Bancorp	8	207
First Financial Corp.	2	83
First Financial Northwest Inc.	2	30
First Foundation Inc. (a)	6	93
First Internet Bancorp	1	24
First Interstate BancSystem Inc. - Class A	3	102
First Merchants Corp.	4	175
First Mid-Illinois Bancshares Inc.	—	16
First Midwest Bancorp Inc.	10	228
First NBC Bank Holding Co. (a) (b)	2	7
First of Long Island Corp.	3	90
First South Bancorp Inc.	—	5
FirstCash Inc.	4	176
Flagstar Bancorp Inc. (a)	7	201
Flushing Financial Corp.	6	148
FNB Corp.	1	17
FNFV Group (a)	11	144
Franklin Financial Network Inc. (a)	2	90

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Gain Capital Holdings Inc.	9	74
GAMCO Investors Inc. - Class A	1	32
Genworth Financial Inc. - Class A (a)	4	16
German American Bancorp Inc.	3	130
Global Indemnity Ltd. - Class A (a)	1	54
Great Southern Bancorp Inc.	3	134
Green Bancorp Inc. (a)	6	113
Green Dot Corp. - Class A (a)	8	267
Greenhill & Co. Inc.	5	135
Greenlight Capital Re Ltd. - Class A (a)	6	131
Guaranty Bancorp	5	118
Hallmark Financial Services Inc. (a)	3	32
Hanmi Financial Corp.	7	203
HCI Group Inc. (b)	2	88
Heartland Financial USA Inc.	5	226
Hennessy Advisors Inc.	1	13
Heritage Commerce Corp.	7	94
Heritage Financial Corp.	5	131
Heritage Insurance Holdings Inc.	5	66
Heritage Oaks Bancorp	1	16
Hingham Institution for Savings	—	59
Home Bancorp Inc.	—	12
HomeStreet Inc. (a)	5	137
HomeTrust Bancshares Inc. (a)	3	78
Hope Bancorp Inc.	—	8
Horace Mann Educators Corp.	5	217
Horizon Bancorp	4	97
Impac Mortgage Holdings Inc. (a) (b)	1	13
Independence Holding Co.	1	26
Independent Bank Corp.	3	195
Independent Bank Group Inc.	3	197
Infinity Property & Casualty Corp.	1	99
International Bancshares Corp.	2	64
INTL FCStone Inc. (a)	4	137
Investment Technology Group Inc.	4	89
Investors Title Co.	—	62
James River Group Holdings Ltd.	3	116
KCG Holdings Inc. - Class A (a)	11	192
Kearny Financial Corp.	10	144
Kingstone Cos. Inc.	1	22
Ladenburg Thalmann Financial Services Inc. (a)	28	71
Lakeland Bancorp Inc.	9	175
Lakeland Financial Corp.	4	190
LegacyTexas Financial Group Inc.	6	232
LendingTree Inc. (a) (b)	1	140
Macatawa Bank Corp.	5	47
Maiden Holdings Ltd.	10	142
MainSource Financial Group Inc.	4	141
Malvern Bancorp Inc. (a)	1	13
Manning & Napier Inc. - Class A	3	14
Marlin Business Services Inc.	2	48
MBIA Inc. (a)	19	164
MBT Financial Corp.	4	49
Mercantile Bank Corp.	3	103
Merchants Bancshares Inc.	2	77
Meridian Bancorp Inc.	10	186
Meta Financial Group Inc.	2	138
Midsouth Bancorp Inc.	2	36
MidWestOne Financial Group Inc. (b)	1	26
Moelis & Co. - Class A	1	35
National Bank Holdings Corp. - Class A	5	153
National Bankshares Inc. (b)	—	19
National Commerce Corp. (a)	2	64
National Western Life Group Inc. - Class A	1	192
Navigators Group Inc.	4	213
NBT Bancorp Inc.	6	220
Nelnet Inc. - Class A	3	147
NewStar Financial Inc.	7	76
Nicholas Financial Inc. (a)	2	20
Nicolet Bankshares Inc. (a)	—	23
NMI Holdings Inc. - Class A (a)	10	116
Northeast Bancorp	—	2
Northfield Bancorp Inc.	9	160
Northrim BanCorp Inc.	1	33
Northwest Bancshares Inc.	13	219
	Shares/Par†	Value
OceanFirst Financial Corp.	6	179
Ocwen Financial Corp. (a) (b)	20	108
OFG Bancorp	6	68
Old Line Bancshares Inc.	2	43
Old National Bancorp	10	176
OM Asset Management Plc	7	113
On Deck Capital Inc. (a)	2	11
OneBeacon Insurance Group Ltd. - Class A	3	51
Oppenheimer Holdings Inc. - Class A	2	42
Opus Bank	4	72
Oritani Financial Corp.	8	141
Pacific Continental Corp.	3	81
Pacific Mercantile Bancorp (a)	1	8
Pacific Premier Bancorp Inc. (a)	5	185
Park National Corp.	2	184
Park Sterling Corp.	9	111
Peapack Gladstone Financial Corp.	3	94
Penns Woods Bancorp Inc. (b)	1	26
PennyMac Financial Services Inc. - Class A (a)	2	35
Peoples Bancorp Inc.	3	96
People's Utah Bancorp	2	65
PHH Corp. (a)	14	180
Pico Holdings Inc. (a)	4	52
PRA Group Inc. (a)	5	161
Preferred Bank	2	118
Premier Financial Bancorp Inc.	2	33
Provident Financial Holdings Inc.	2	39
Provident Financial Services Inc.	7	182
Prudential Bancorp Inc.	1	13
Pzena Investment Management Inc. - Class A	2	21
QCR Holdings Inc.	2	88
Regional Management Corp. (a)	2	42
Renasant Corp.	5	197
Republic Bancorp Inc. - Class A	3	100
Republic First Bancorp Inc. (a)	5	45
S&T Bancorp Inc.	5	183
Safeguard Scientifics Inc. (a)	5	61
Safety Insurance Group Inc.	3	205
Sandy Spring Bancorp Inc.	5	190
Seacoast Banking Corp. of Florida (a)	7	168
Security National Financial Corp. - Class A (a)	1	8
ServisFirst Bancshares Inc.	5	196
Shore Bancshares Inc.	2	30
Sierra Bancorp	3	70
Silvercrest Asset Management Group Inc. - Class A	1	11
Simmons First National Corp. - Class A	4	195
South State Corp.	—	43
Southern First Bancshares Inc. (a)	—	10
Southern Missouri Bancorp Inc.	1	23
Southern National Bancorp of Virginia Inc.	1	22
Southside Bancshares Inc.	6	188
Southwest Bancorp Inc.	3	72
State Auto Financial Corp.	7	192
State Bank Financial Corp.	7	178
State National Cos. Inc.	7	104
Stewart Information Services Corp.	5	229
Stock Yards Bancorp Inc.	4	150
Stonegate Bank	3	122
Suffolk Bancorp	2	86
Sun Bancorp Inc.	3	72
Territorial Bancorp Inc.	1	40
Timberland Bancorp Inc.	—	3
Tompkins Financial Corp.	2	176
Towne Bank	5	164
Trico Bancshares	4	143
Tristate Capital Holdings Inc. (a)	5	116
Triumph Bancorp Inc. (a)	3	76
TrustCo Bank Corp.	20	158
Trustmark Corp.	4	121
Union Bankshares Corp.	6	214
United Community Banks Inc.	9	258
United Community Financial Corp.	8	66
United Financial Bancorp Inc.	9	149
United Fire Group Inc.	3	146
United Insurance Holdings Corp.	3	51

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Universal Insurance Holdings Inc. (b)	6	152
Univest Corp. of Pennsylvania	5	126
Veritex Holdings Inc. (a)	2	70
Virtus Investment Partners Inc.	1	143
Waddell & Reed Financial Inc. - Class A	9	150
Walker & Dunlop Inc. (a)	6	252
Washington Trust Bancorp Inc.	3	155
WashingtonFirst Bankshares Inc.	2	43
Waterstone Financial Inc.	5	92
WesBanco Inc.	5	192
West Bancorp Inc.	3	60
Westamerica Bancorp	3	166
Western New England Bancorp Inc.	5	57
Westwood Holdings Group Inc.	1	70
WMIH Corp. (a)	10	14
World Acceptance Corp. (a)	1	62
WSFS Financial Corp.	5	208
Xenith Bankshares Inc. (a)	3	82
		29,362
Health Care 9.7%
Abaxis Inc.	4	179
Accuray Inc. (a)	11	55
Aceto Corp.	4	65
Achillion Pharmaceuticals Inc. (a) (b)	5	21
Acorda Therapeutics Inc. (a)	8	166
Adamas Pharmaceuticals Inc. (a)	2	33
Addus HomeCare Corp. (a)	3	81
Adverum Biotechnologies Inc. (a)	—	1
Air Methods Corp. (a)	5	236
Akebia Therapeutics Inc. (a)	2	20
Albany Molecular Research Inc. (a) (b)	5	73
Alder Biopharmaceuticals Inc. (a)	1	19
Alliance HealthCare Services Inc. (a)	—	4
Almost Family Inc. (a)	2	119
AMAG Pharmaceuticals Inc. (a)	4	100
Amedisys Inc. (a)	3	158
Amicus Therapeutics Inc. (a) (b)	7	48
AMN Healthcare Services Inc. (a)	5	207
Amphastar Pharmaceuticals Inc. (a)	7	106
Analogic Corp.	2	163
AngioDynamics Inc. (a)	5	86
ANI Pharmaceuticals Inc. (a)	2	99
Anika Therapeutics Inc. (a)	2	104
Aptevo Therapeutics Inc. (a)	2	5
Aratana Therapeutics Inc. (a)	2	12
Ardelyx Inc. (a)	2	26
Assembly Biosciences Inc. (a) (b)	1	14
Atrion Corp.	—	151
aTyr Pharma Inc. (a) (b)	3	11
BioScrip Inc. (a) (b)	1	2
Biospecifics Technologies Corp. (a)	1	57
BioTelemetry Inc. (a)	4	117
Bovie Medical Corp. (a)	1	2
Calithera Biosciences Inc. (a) (b)	3	38
Cambrex Corp. (a)	4	221
Capital Senior Living Corp. (a)	5	68
Cara Therapeutics Inc. (a) (b)	2	32
Cascadian Therapeutics Inc. (a)	—	1
Celldex Therapeutics Inc. (a) (b)	3	11
Chimerix Inc. (a)	9	56
Civitas Solutions Inc. (a)	3	48
Computer Programs & Systems Inc. (b)	2	44
Concert Pharmaceuticals Inc. (a)	2	34
Conmed Corp.	4	167
Corcept Therapeutics Inc. (a)	16	177
Corvel Corp. (a)	3	140
Cross Country Healthcare Inc. (a)	5	73
CryoLife Inc. (a)	5	91
Cumberland Pharmaceuticals Inc. (a)	3	19
Cutera Inc. (a)	3	55
DepoMed Inc. (a) (b)	4	52
Eagle Pharmaceuticals Inc. (a) (b)	1	97
Emergent BioSolutions Inc. (a)	7	189
Enanta Pharmaceuticals Inc. (a)	3	84
	Shares/Par†	Value
Ensign Group Inc.	9	161
Enzo Biochem Inc. (a)	6	50
Epizyme Inc. (a)	2	36
Esperion Therapeutics Inc. (a) (b)	4	127
Exactech Inc. (a)	2	51
Five Prime Therapeutics Inc. (a)	4	134
Five Star Quality Care Inc. (a)	6	13
Fluidigm Corp. (a)	3	18
Genesis Healthcare Inc. - Class A (a)	10	28
Geron Corp. (a) (b)	10	23
Haemonetics Corp. (a)	5	194
Halyard Health Inc. (a)	5	204
Harvard Bioscience Inc. (a)	6	15
HealthStream Inc. (a)	5	117
Heska Corp. (a)	1	88
HMS Holdings Corp. (a)	9	182
ICU Medical Inc. (a)	—	29
Ignyta Inc. (a)	5	40
Immune Design Corp. (a)	2	14
Impax Laboratories Inc. (a)	2	26
Infinity Pharmaceuticals Inc. (a)	11	36
Innoviva Inc. (a)	1	16
Inogen Inc. (a)	2	163
Integer Holdings Corp. (a)	4	180
Intra-Cellular Therapies Inc. (a)	2	29
Invacare Corp.	6	67
Iridex Corp. (a)	2	20
Karyopharm Therapeutics Inc. (a)	5	62
Kindred Healthcare Inc.	8	67
Landauer Inc.	1	61
Lannett Co. Inc. (a) (b)	—	6
Lantheus Holdings Inc. (a)	5	63
LeMaitre Vascular Inc.	3	66
LHC Group Inc. (a)	3	159
Lipocine Inc. (a) (b)	1	5
Luminex Corp.	7	128
Magellan Health Services Inc. (a)	1	67
Meridian Bioscience Inc.	5	73
Merit Medical Systems Inc. (a)	8	225
Mirati Therapeutics Inc. (a)	2	10
Misonix Inc. (a)	1	10
Momenta Pharmaceuticals Inc. (a)	7	87
Myriad Genetics Inc. (a)	4	74
National Healthcare Corp.	2	173
National Research Corp. - Class A	5	96
National Research Corp. - Class B	1	32
Natus Medical Inc. (a)	5	189
NeoGenomics Inc. (a)	10	80
NewLink Genetics Corp. (a)	1	23
Nuvectra Corp. (a)	1	7
Omnicell Inc. (a)	5	221
OraSure Technologies Inc. (a)	11	143
Orthofix International NV (a)	3	100
Otonomy Inc. (a)	5	56
PDL BioPharma Inc.	21	48
Pfenex Inc. (a)	2	9
PharMerica Corp. (a)	5	113
Phibro Animal Health Corp. - Class A	3	76
Prestige Brands Holdings Inc. (a)	1	41
Providence Services Corp. (a)	2	94
Psychemedics Corp.	1	18
PTC Therapeutics Inc. (a)	5	48
Quality Systems Inc. (a)	10	156
Quidel Corp. (a)	5	115
Quorum Health Corp. (a)	4	19
RadNet Inc. (a)	7	43
Recro Pharma Inc. (a)	1	11
Repligen Corp. (a)	6	206
Retrophin Inc. (a)	5	97
RTI Surgical Inc. (a)	13	50
Sangamo Biosciences Inc. (a)	2	10
Sciclone Pharmaceuticals Inc. (a)	8	80
SeaSpine Holdings Corp. (a)	—	3
Select Medical Holdings Corp. (a)	13	178
Seres Therapeutics Inc. (a) (b)	1	13

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Simulations Plus Inc.	1	11
Span-America Medical Systems Inc.	—	5
Spectrum Pharmaceuticals Inc. (a)	10	65
Stemline Therapeutics Inc. (a)	1	10
Sucampo Pharmaceuticals Inc. - Class A (a) (b)	8	92
Supernus Pharmaceuticals Inc. (a)	6	197
SurModics Inc. (a)	3	62
Tetraphase Pharmaceuticals Inc. (a)	7	68
Tivity Health Inc. (a)	5	150
Triple-S Management Corp. - Class B (a)	4	69
UnitedHealth Group Inc.	—	22
Universal American Corp. (a)	8	85
US Physical Therapy Inc.	2	119
Utah Medical Products Inc.	1	45
Verastem Inc. (a)	1	3
Voyager Therapeutics Inc. (a)	1	18
Xencor Inc. (a)	7	179
Zafgen Inc. (a)	6	27
Zogenix Inc. (a)	4	48
		11,284
Industrials 20.1%
AAON Inc.	7	244
AAR Corp.	5	167
Acacia Research Corp. (a)	8	44
ACCO Brands Corp. (a)	16	204
Actuant Corp. - Class A	7	177
Advanced Drainage Systems Inc.	5	105
Aegion Corp. (a)	4	88
Aerojet Rocketdyne Holdings Inc. (a)	9	186
Aerovironment Inc. (a)	5	127
Air Transport Services Group Inc. (a)	11	184
Alamo Group Inc.	2	130
Albany International Corp. - Class A	5	223
Allied Motion Technologies Inc.	1	29
Altra Holdings Inc.	5	184
Ameresco Inc. - Class A (a)	4	27
American Railcar Industries Inc. (b)	2	86
American Woodmark Corp. (a)	2	216
Apogee Enterprises Inc.	4	248
Applied Industrial Technologies Inc.	1	80
ARC Document Solutions Inc. (a)	8	28
ArcBest Corp.	4	93
Ardmore Shipping Corp.	2	13
Argan Inc.	2	162
Armstrong Flooring Inc. (a)	4	76
Arotech Corp. (a)	6	17
Astec Industries Inc.	3	184
Astronics Corp. (a)	3	104
Atlas Air Worldwide Holdings Inc. (a)	3	161
AZZ Inc.	4	259
Babcock & Wilcox Enterprises Inc. (a)	4	41
Barrett Business Services Inc.	1	59
Blue Bird Corp. (a) (b)	2	29
BMC Stock Holdings Inc. (a)	5	119
Brady Corp. - Class A	5	203
Briggs & Stratton Corp.	6	132
Brink's Co.	5	260
Builders FirstSource Inc. (a)	13	192
CAI International Inc. (a)	3	50
Casella Waste Systems Inc. - Class A (a)	7	104
CBIZ Inc. (a)	7	90
CDI Corp. (a)	3	27
Ceco Environmental Corp.	6	63
Celadon Group Inc.	6	38
Chart Industries Inc. (a)	6	199
CIRCOR International Inc.	3	169
Columbus Mckinnon Corp.	3	84
Comfort Systems USA Inc.	4	164
Commercial Vehicle Group Inc. (a)	6	38
Continental Building Products Inc. (a)	7	168
Covenant Transportation Group Inc. - Class A (a)	2	42
CPI Aerostructures Inc. (a)	3	23
CRA International Inc.	1	46
CSW Industrials Inc. (a)	2	79
	Shares/Par†	Value
Cubic Corp.	3	166
DigitalGlobe Inc. (a)	5	150
DMC Global Inc.	3	32
Douglas Dynamics Inc.	4	109
Ducommun Inc. (a)	2	59
DXP Enterprises Inc. (a)	3	119
Eastern Co.	1	13
Echo Global Logistics Inc. (a)	5	99
Encore Wire Corp.	3	127
Engility Holdings Inc. (a)	6	182
Ennis Inc.	4	70
EnPro Industries Inc.	2	140
ESCO Technologies Inc.	4	216
Espey Manufacturing & Electronics Corp.	1	14
Essendant Inc.	5	81
ExOne Co. (a) (b)	1	10
Exponent Inc.	3	189
Federal Signal Corp.	10	140
Forward Air Corp.	4	172
Franklin Covey Co. (a)	2	50
Franklin Electric Co. Inc.	5	199
FreightCar America Inc.	2	31
FTI Consulting Inc. (a)	2	86
Fuel Tech Inc. (a)	4	4
Genco Shipping & Trading Ltd. (a) (b)	1	14
Gencor Industries Inc. (a)	2	34
General Cable Corp.	5	95
Gibraltar Industries Inc. (a)	4	175
Global Brass & Copper Holdings Inc.	3	109
Goldfield Corp. (a)	5	27
Gorman-Rupp Co.	4	133
GP Strategies Corp. (a)	3	69
Graham Corp.	1	29
Granite Construction Inc.	1	27
Great Lakes Dredge & Dock Corp. (a)	7	27
Greenbrier Cos. Inc. (b)	1	48
Griffon Corp.	8	191
H&E Equipment Services Inc.	5	120
Hardinge Inc.	2	24
Harsco Corp. (a)	12	152
HC2 Holdings Inc. (a)	8	48
Heartland Express Inc.	8	155
Heidrick & Struggles International Inc.	3	86
Herc Holdings Inc. (a)	4	215
Heritage-Crystal Clean Inc. (a)	2	34
Herman Miller Inc.	1	37
Hertz Global Holdings Inc. (a) (b)	1	21
Hill International Inc. (a)	7	29
Houston Wire & Cable Co.	3	17
HUB Group Inc. - Class A (a)	4	199
Hudson Global Inc.	2	2
Hudson Technologies Inc. (a)	6	39
Hurco Cos. Inc.	1	28
Huron Consulting Group Inc. (a)	3	110
Huttig Building Products Inc. (a)	2	13
Hyster-Yale Materials Handling Inc. - Class A	2	108
ICF International Inc. (a)	3	132
IES Holdings Inc. (a)	3	58
InnerWorkings Inc. (a)	10	96
Innovative Solutions & Support Inc. (a)	—	1
Insperity Inc.	3	305
Insteel Industries Inc.	3	108
Interface Inc.	11	208
Intersections Inc. (a)	3	10
John Bean Technologies Corp.	2	179
Kadant Inc.	—	18
Kaman Corp.	4	170
Kelly Services Inc. - Class A	4	96
Keyw Holding Corp. (a)	4	37
Kforce Inc.	5	109
Kimball International Inc. - Class B	6	98
Knoll Inc.	7	156
Korn/Ferry International	7	213
Kratos Defense & Security Solutions Inc. (a)	10	77
Lawson Products Inc. (a)	1	27

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Layne Christensen Co. (a) (b)	4	31
LB Foster Co.	2	21
Lindsay Corp.	1	131
LMI Aerospace Inc. (a)	2	23
LS Starrett Co. - Class A	—	5
LSC Communications Inc.	1	28
LSI Industries Inc.	2	23
Lydall Inc. (a)	3	137
Manitex International Inc. (a)	1	6
Manitowoc Co. Inc. (a)	23	129
Marten Transport Ltd.	6	139
MasTec Inc. (a)	4	150
Matson Inc.	5	153
Matthews International Corp. - Class A	2	107
McGrath RentCorp	4	140
Mercury Systems Inc. (a)	5	215
Meritor Inc. (a)	15	252
Milacron Holdings Corp. (a)	4	83
Miller Industries Inc.	1	37
Mistras Group Inc. (a)	5	97
Mobile Mini Inc.	5	147
MRC Global Inc. (a)	12	227
Mueller Water Products Inc. - Class A	16	183
Multi-Color Corp.	2	170
MYR Group Inc. (a)	3	111
National Presto Industries Inc.	1	122
Navigant Consulting Inc. (a)	7	151
Navistar International Corp. (a)	1	30
NCI Building Systems Inc. (a)	11	190
Neff Corp. - Class A (a)	1	16
NL Industries Inc. (a)	2	13
NN Inc.	5	114
Northwest Pipe Co. (a)	2	29
NOW Inc. (a)	6	103
NV5 Holdings Inc. (a)	2	64
Omega Flex Inc. (b)	1	60
Orion Energy Systems Inc. (a)	2	5
Orion Group Holdings Inc. (a)	4	32
PAM Transportation Services Inc. (a)	1	9
Park-Ohio Holdings Corp.	2	74
Patrick Industries Inc. (a)	3	190
Patriot Transportation Holding Inc. (a)	—	7
Pendrell Corp. - Class A (a)	1	5
Performant Financial Corp. (a)	3	9
PGT Inc. (a)	7	80
Ply Gem Holdings Inc. (a)	11	214
Powell Industries Inc.	2	61
Power Solutions International Inc. (a) (b)	1	9
Preformed Line Products Co.	—	5
Primoris Services Corp.	9	202
Proto Labs Inc. (a)	2	81
Quad/Graphics Inc. - Class A	4	91
Quanex Building Products Corp.	6	112
Radiant Logistics Inc. (a)	4	21
Raven Industries Inc.	5	156
RBC Bearings Inc. (a)	—	28
Resources Connection Inc.	6	106
Roadrunner Transportation Systems Inc. (a)	5	38
RPX Corp. (a)	8	101
RR Donnelley & Sons Co.	1	11
Rush Enterprises Inc. - Class A (a)	4	132
Saia Inc. (a)	4	156
SIFCO Industries Inc. (a)	1	10
SkyWest Inc.	6	211
SP Plus Corp. (a)	4	122
Sparton Corp. (a)	2	38
SPX Corp. (a)	7	162
SPX Flow Technology USA Inc. (a)	5	177
Standex International Corp.	2	210
Steelcase Inc. - Class A	5	77
Sterling Construction Co. Inc. (a)	5	46
Sun Hydraulics Corp.	4	130
Supreme Industries Inc. - Class A	3	52
Taser International Inc. (a)	7	153
Team Inc. (a)	5	131
	Shares/Par†	Value
Tennant Co.	2	180
Thermon Group Holdings Inc. (a)	5	110
Titan International Inc.	8	88
Titan Machinery Inc. (a) (b)	4	60
TRC Cos. Inc. (a)	3	55
Trex Co. Inc. (a)	4	287
TriMas Corp. (a)	7	144
TriNet Group Inc. (a)	7	201
Triton International Ltd. - Class A	4	109
Triumph Group Inc.	4	99
TrueBlue Inc. (a)	7	195
Tutor Perini Corp. (a)	5	159
Twin Disc Inc. (a)	2	45
Ultralife Corp. (a)	—	1
Universal Forest Products Inc.	1	146
Universal Logistics Holdings Inc.	3	45
US Ecology Inc.	3	156
USA Truck Inc. (a)	1	9
Vectrus Inc. (a)	1	21
Veritiv Corp. (a)	2	129
Versar Inc. (a)	2	4
Viad Corp.	4	159
Vicor Corp. (a)	1	19
Volt Information Sciences Inc. (a)	1	8
VSE Corp.	2	73
Wabash National Corp.	10	203
Wesco Aircraft Holdings Inc. (a)	10	120
West Corp.	1	13
Willdan Group Inc. (a)	1	42
Xerium Technologies Inc. (a)	1	9
YRC Worldwide Inc. (a)	6	63
		23,279
Information Technology 13.6%
Actua Corp. (a)	8	117
ADTRAN Inc.	12	239
Advanced Energy Industries Inc. (a)	4	292
Agilysys Inc. (a)	3	30
Alpha & Omega Semiconductor Ltd. (a)	4	69
American Software Inc. - Class A	4	42
Amtech Systems Inc. (a)	2	9
Angie's List Inc. (a)	8	43
Applied Optoelectronics Inc. (a) (b)	2	132
Asure Software Inc. (a)	1	9
Avid Technology Inc. (a)	5	22
Aware Inc. (a)	5	23
Axcelis Technologies Inc. (a)	5	101
AXT Inc. (a)	9	54
Badger Meter Inc.	5	174
Bankrate Inc. (a)	13	126
Barracuda Networks Inc. (a)	8	196
Bazaarvoice Inc. (a)	14	60
Bel Fuse Inc. - Class B	2	50
Benchmark Electronics Inc. (a)	6	195
Black Box Corp.	3	23
Blucora Inc. (a)	4	73
Bottomline Technologies Inc. (a)	2	58
BroadSoft Inc. (a)	1	21
BroadVision Inc. (a) (b)	2	9
Brooks Automation Inc.	10	223
Cabot Microelectronics Corp.	3	255
CalAmp Corp. (a)	6	98
Calix Inc. (a)	9	62
Carbonite Inc. (a)	4	84
Cass Information Systems Inc.	2	119
CEVA Inc. (a)	2	82
Clearfield Inc. (a)	2	37
Coherent Inc. (a)	—	87
Cohu Inc.	3	59
CommerceHub Inc. - Class A (a)	2	32
Communications Systems Inc.	1	5
Computer Task Group Inc.	4	22
Comtech Telecommunications Corp.	3	43
Concurrent Computer Corp.	1	7
Control4 Corp. (a)	3	40

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Cray Inc. (a)	5	108
CSG Systems International Inc.	5	187
CUI Global Inc. (a)	2	8
Cyberoptics Corp. (a)	1	21
Daktronics Inc.	7	65
Datawatch Corp. (a)	2	18
DHI Group Inc. (a)	8	32
Digi International Inc. (a)	4	52
Diodes Inc. (a)	7	173
DSP Group Inc. (a)	4	45
Eastman Kodak Co. (a)	7	76
Ebix Inc. (b)	2	138
Electro Scientific Industries Inc. (a)	5	38
eMagin Corp. (a) (b)	2	6
Emcore Corp.	5	44
EnerNOC Inc. (a)	7	44
Envestnet Inc. (a)	1	46
ePlus Inc. (a)	1	163
Everi Holdings Inc. (a)	11	54
Evolving Systems Inc.	1	6
Exa Corp. (a)	1	8
Exar Corp. (a)	9	122
ExlService Holdings Inc. (a)	4	193
Extreme Networks (a)	13	100
Fabrinet (a)	5	190
FARO Technologies Inc. (a)	3	100
Finisar Corp. (a)	1	33
FormFactor Inc. (a)	12	145
Forrester Research Inc.	3	119
GigPeak Inc. (a)	9	28
Globalscape Inc.	4	16
Globant SA (a) (b)	—	9
Glu Mobile Inc. (a) (b)	8	19
GSI Technology Inc. (a)	5	43
GTT Communications Inc. (a)	6	136
Hackett Group Inc.	6	120
Harmonic Inc. (a) (b)	17	99
ID Systems Inc. (a)	2	10
IEC Electronics Corp. (a)	2	6
II-VI Inc. (a)	7	257
Infinera Corp. (a)	8	85
Innodata Inc. (a)	6	13
Insight Enterprises Inc. (a)	5	214
Internap Corp. (a)	9	33
Intevac Inc. (a)	1	15
InvenSense Inc. (a)	14	183
Itron Inc. (a)	1	37
Ixia (a)	11	219
IXYS Corp.	5	72
Kemet Corp. (a)	8	94
Key Tronic Corp. (a)	3	19
Kimball Electronics Inc. (a)	4	74
Knowles Corp. (a)	4	79
Kopin Corp. (a)	9	37
Kulicke & Soffa Industries Inc. (a)	10	202
KVH Industries Inc. (a)	3	23
Lattice Semiconductor Corp. (a)	13	89
Leaf Group Ltd. (a)	4	31
Limelight Networks Inc. (a)	20	53
Liquidity Services Inc. (a)	5	41
Magnachip Semiconductor Corp. (a) (b)	2	20
Mantech International Corp. - Class A	3	115
Marchex Inc. - Class B (a)	4	10
MaxLinear Inc. - Class A (a)	4	121
Maxwell Technologies Inc. (a) (b)	3	18
MeetMe Inc. (a)	10	59
Mesa Laboratories Inc.	—	58
Methode Electronics Inc.	5	215
MOCON Inc.	1	15
MoneyGram International Inc. (a)	9	143
Monotype Imaging Holdings Inc.	7	133
MTS Systems Corp.	3	158
Nanometrics Inc. (a)	4	128
NAPCO Security Technologies Inc. (a)	1	13
NCI Inc. - Class A (a)	2	29
	Shares/Par†	Value
NeoPhotonics Corp. (a) (b)	7	67
NetGear Inc. (a)	3	167
NIC Inc.	8	160
Novanta Inc. (a)	5	144
NVE Corp.	1	42
Oclaro Inc. (a)	10	96
Optical Cable Corp. (a)	1	2
OSI Systems Inc. (a)	3	185
PAR Technology Corp. (a)	—	3
Park Electrochemical Corp.	3	57
PC Connection Inc.	3	90
PCM Inc. (a)	2	58
PDF Solutions Inc. (a)	5	121
Perceptron Inc. (a)	2	15
Perficient Inc. (a)	5	84
PFSweb Inc. (a)	2	15
Photronics Inc. (a)	9	95
Planet Payment Inc. (a)	7	28
Plantronics Inc.	3	153
Plexus Corp. (a)	4	230
Power Integrations Inc.	2	140
PRGX Global Inc. (a)	5	32
Progress Software Corp.	6	185
QAD Inc. - Class A	1	29
Qualys Inc. (a)	4	146
QuinStreet Inc. (a)	7	29
Qumu Corp. (a)	3	8
Radisys Corp. (a)	7	27
Rambus Inc. (a)	14	185
RealNetworks Inc. (a)	4	18
Reis Inc.	2	32
RetailMeNot Inc. (a)	7	61
RF Industries Ltd. (b)	2	3
Rightside Group Ltd. (a)	1	10
Rocket Fuel Inc. (a) (b)	1	6
Rogers Corp. (a)	3	227
Rubicon Project Inc. (a)	3	15
Rudolph Technologies Inc. (a)	5	102
ScanSource Inc. (a)	4	138
SeaChange International Inc. (a)	5	13
Semtech Corp. (a)	5	178
ServiceSource International Inc. (a)	4	17
ShoreTel Inc. (a)	10	62
Sigma Designs Inc. (a)	7	43
Silver Spring Networks Inc. (a)	5	53
SMTC Corp. (a)	1	2
Sonus Networks Inc. (a)	6	43
Stamps.com Inc. (a) (b)	1	106
StarTek Inc. (a)	3	25
Stratasys Ltd. (a)	3	55
Super Micro Computer Inc. (a)	6	152
Sykes Enterprises Inc. (a)	7	194
Synchronoss Technologies Inc. (a)	2	57
Systemax Inc.	2	22
Tangoe Inc. (a)	3	15
TechTarget Inc. (a)	4	38
TeleNav Inc. (a)	7	57
TeleTech Holdings Inc.	6	190
Tessco Technologies Inc.	1	20
Transact Technologies Inc.	—	2
Travelport Worldwide Ltd.	5	60
Travelzoo Inc. (a) (b)	2	21
Tremor Video Inc. (a)	7	15
TrueCar Inc. (a) (b)	2	28
TTM Technologies Inc. (a)	12	198
Ultra Clean Holdings Inc. (a)	5	77
Ultratech Inc. (a)	5	136
Unisys Corp. (a) (b)	7	95
USA Technologies Inc. (a) (b)	2	9
VASCO Data Security International Inc. (a)	5	64
Veeco Instruments Inc. (a)	8	227
Viavi Solutions Inc. (a)	18	195
Virtusa Corp. (a)	5	147
Vishay Precision Group Inc. (a)	2	34
Wayside Technology Group Inc.	—	7

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Web.com Group Inc. (a)	8	160
Xcerra Corp. (a)	9	80
XO Group Inc. (a)	4	70
Xperi Corp.	4	144
YuMe Inc. (a)	3	14
Zedge Inc. - Class B (a)	1	3
Zix Corp. (a)	8	39
		15,719
Materials 5.3%
A. Schulman Inc.	4	129
AdvanSix Inc. (a)	5	127
AK Steel Holding Corp. (a)	21	151
American Vanguard Corp.	5	85
Ampco-Pittsburgh Corp.	2	34
Boise Cascade Co. (a)	7	183
Calgon Carbon Corp.	9	132
Carpenter Technology Corp.	4	167
Century Aluminum Co. (a)	10	125
Chase Corp.	2	218
Clearwater Paper Corp. (a)	3	162
Cliffs Natural Resources Inc. (a)	11	94
Coeur d'Alene Mines Corp. (a)	4	33
Core Molding Technologies Inc. (a)	—	4
Deltic Timber Corp.	2	141
Ferro Corp. (a)	13	197
Ferroglobe Plc	12	122
Ferroglobe Rep and Warranty Insurance Trust (a) (c) (d) (e)	9	—
Flotek Industries Inc. (a) (b)	7	84
Friedman Industries Inc.	1	4
FutureFuel Corp.	6	86
Gold Resource Corp. (b)	6	25
Handy & Harman Ltd. (a)	—	8
Hawkins Inc.	2	99
Haynes International Inc.	2	84
Headwaters Inc. (a)	10	238
Innophos Holdings Inc.	3	182
Innospec Inc.	3	211
Intrepid Potash Inc. (a) (b)	11	20
Kaiser Aluminum Corp.	2	179
KMG Chemicals Inc.	2	106
Koppers Holdings Inc. (a)	2	94
Kraton Corp. (a)	4	121
Kronos Worldwide Inc.	3	48
LSB Industries Inc. (a) (b)	3	26
Materion Corp.	3	102
McEwen Mining Inc. (b)	4	12
Mercer International Inc.	10	120
Myers Industries Inc.	4	69
Neenah Paper Inc.	2	163
Northern Technologies International Corp. (a)	1	14
Olympic Steel Inc.	1	27
Omnova Solutions Inc. (a)	12	115
P.H. Glatfelter Co.	6	132
Quaker Chemical Corp.	2	219
Rayonier Advanced Materials Inc.	6	79
Real Industry Inc. (a)	2	5
Resolute Forest Products Inc. (a)	2	10
Ryerson Holding Corp. (a)	4	48
Schnitzer Steel Industries Inc. - Class A	5	99
Schweitzer-Mauduit International Inc.	4	155
Stepan Co.	3	216
Stillwater Mining Co. (a)	10	169
SunCoke Energy Inc. (a)	11	99
Synalloy Corp. (a)	2	20
TimkenSteel Corp. (a)	7	128
Trecora Resources (a)	3	37
Tredegar Corp.	6	97
Tronox Ltd. - Class A	6	119
UFP Technologies Inc. (a)	1	16
United States Lime & Minerals Inc.	1	56
Universal Stainless & Alloy Products Inc. (a)	1	24
US Concrete Inc. (a) (b)	2	121
		6,190
	Shares/Par†	Value
Real Estate 1.0%
Altisource Portfolio Solutions SA (a) (b)	2	87
AV Homes Inc. (a) (b)	4	69
Consolidated-Tomoka Land Co.	1	47
Forestar Group Inc. (a)	5	73
FRP Holdings Inc. (a)	1	58
Griffin Industrial Realty Inc.	1	27
HFF Inc. - Class A	5	147
Marcus & Millichap Inc. (a)	6	138
RE/MAX Holdings Inc. - Class A	3	166
RMR Group Inc. - Class A	2	112
St. Joe Co. (a)	7	120
Stratus Properties Inc. (a)	1	25
Tejon Ranch Co. (a)	4	83
		1,152
Telecommunication Services 1.5%
Alaska Communications Systems Group Inc. (a)	2	4
ATN International Inc.	2	152
Boingo Wireless Inc. (a)	7	86
Cincinnati Bell Inc. (a)	7	128
Cogent Communications Group Inc.	4	184
Consolidated Communications Holdings Inc.	7	166
Fairpoint Communications Inc. (a)	4	64
General Communication Inc. - Class A (a)	6	123
Hawaiian Telcom Holdco Inc. (a)	1	24
IDT Corp. - Class B	4	49
Iridium Communications Inc. (a) (b)	11	106
Lumos Networks Corp. (a)	4	64
ORBCOMM Inc. (a)	9	86
pdvWireless Inc. (a) (b)	1	12
Shenandoah Telecommunications Co.	5	151
Spok Holdings Inc.	3	62
Vonage Holdings Corp. (a)	29	186
Windstream Holdings Inc. (b)	15	82
		1,729
Utilities 2.0%
American States Water Co.	4	198
Artesian Resources Corp. - Class A	2	50
California Water Service Group	6	217
Chesapeake Utilities Corp.	3	190
Connecticut Water Services Inc.	2	101
Consolidated Water Co. Ltd.	2	23
Delta Natural Gas Co. Inc. (b)	2	48
Dynegy Inc. (a)	10	76
El Paso Electric Co.	4	195
Gas Natural Inc.	2	22
Genie Energy Ltd. - Class B	4	28
MGE Energy Inc.	4	229
Middlesex Water Co.	3	101
Northwest Natural Gas Co.	4	208
Otter Tail Corp.	5	172
Pattern Energy Group Inc. - Class A	7	133
RGC Resources Inc.	—	10
SJW Corp.	4	172
Spark Energy Inc. - Class A (b)	—	13
Unitil Corp.	2	105
York Water Co.	2	71
		2,362
Total Common Stocks (cost $93,173)		115,459
SHORT TERM INVESTMENTS 3.8%
Investment Companies 0.8%
JNL Money Market Fund, 0.53% (f) (g)	840	840
Securities Lending Collateral 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (g)	3,499	3,499
Total Short Term Investments (cost $4,339)		4,339
Total Investments 103.5% (cost $97,512)		119,798
Other Assets and Liabilities, Net (3.5)%		(4,012)
Total Net Assets 100.0%		$115,786

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(e) Security fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Ambac Financial Group Inc.	12/30/13	$182	$119	0.1%
Ferroglobe Rep and Warranty Insurance Trust	11/21/16	—	—	—
		$182	$119	0.1%

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/DoubleLine Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 41.4%
Adams Mill CLO Ltd.
Series 2014-A1-1A, 2.50%, 07/15/26 (a) (b)	2,000	$2,001
Adjustable Rate Mortgage Trust
Series 2005-6A21-4, REMIC, 3.40%, 08/25/35 (a)	9,394	8,561
ALM X Ltd.
Series 2013-B-10A, REMIC, 3.62%, 01/15/25 (a) (b)	1,000	1,000
ALM XIV Ltd.
Series 2014-A2-14A, 3.14%, 07/28/26 (a) (b)	1,000	1,000
ALM XIX LLC
Series 2016-A1-19A, 2.18%, 07/15/28 (a) (b)	2,500	2,525
Series 2016-A2-19A, 2.83%, 07/15/28 (a) (b)	2,500	2,525
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	5,309	4,974
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	3,504	3,368
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	3,532	3,081
Annisa CLO Ltd.
Series 2016-B-2A, 3.13%, 07/20/28 (a) (b)	5,000	4,970
Apidos CDO
Series 2013-A1-16A, 2.47%, 01/19/25 (a) (b)	2,000	2,001
Apidos CLO XV
Series 2015-A1R-20A, 2.24%, 01/16/27 (a) (b)	1,000	1,003
Ares IIIR/IVR CLO Ltd.
Series 2007-A2-3RA, 1.24%, 04/16/21 (a) (b)	65	65
Avery Point CLO Ltd.
Series 2014-A-1A, 2.56%, 04/25/26 (a) (b)	5,000	5,000
Series 2014-C-1A, 4.14%, 04/25/26 (a) (b)	500	500
Avery Point II CLO Ltd.
Series 2013-D-2A, 4.47%, 07/17/25 (a) (b)	500	496
Avery Point III CLO Ltd.
Series 2013-A-3A, 2.42%, 01/18/25 (a) (b)	500	500
Babson CLO Ltd.
Series 2013-A-IA, 2.13%, 04/20/25 (a) (b)	1,000	1,000
Series 2014-AR-3A, 2.50%, 01/15/26 (a) (b)	5,000	5,012
Series 2014-D1-3A, 4.52%, 01/15/26 (a) (b)	1,000	1,000
Banc of America Alternative Loan Trust
Series 2006-1CB1-1, REMIC, 6.00%, 02/25/36	14,635	14,065
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	8,993	8,303
Banc of America Funding Trust
Series 2005-2A1-5, REMIC, 5.50%, 09/25/35	4,880	5,126
Banc of America Re-Remic Trust
Series 2014-E-IP, REMIC, 2.72%, 06/15/18 (a) (b)	2,000	1,973
BBCMS Trust
Series 2015-D-STP, REMIC, 4.28%, 09/10/20 (a) (b)	2,300	2,307
Series 2014-E-BXO, REMIC, 3.47%, 08/15/27 (a) (b)	3,171	3,157
Bear Stearns Asset Backed Securities I Trust
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	3,057	3,097
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-AJ-PW13, REMIC, 5.61%, 09/11/41 (a)	169	169
BlueMountain CLO II Ltd.
Series 2006-C-2A, 1.85%, 07/15/18 (a) (b)	500	497
BlueMountain CLO Ltd.
Series 2015-A1-3A, 2.51%, 10/20/27 (a) (b)	5,000	5,017
Carlyle Global Market Strategies CLO Ltd.
Series 2015-A1A-5A, 2.58%, 01/20/28 (a) (b)	5,000	5,041
Series 2015-A2A-5A, 3.28%, 01/20/28 (a) (b)	2,000	2,018
Series 2015-B2-5A, 4.28%, 01/20/28 (a) (b)	1,000	1,009
Catamaran CLO Ltd.
Series 2014-B-1A, 3.68%, 04/20/26 (a) (b)	500	495
Cent CLO 19 Ltd.
Series 2013-A1A-19A, 2.37%, 10/29/25 (a) (b)	500	500
CFCRE Commercial Mortgage Trust
Series 2016-C-C4, REMIC, 4.88%, 04/10/26 (a)	2,839	2,904
Interest Only, Series 2016-XA-C4, REMIC, 1.77%, 05/10/58 (a)	12,014	1,375
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	12,873	10,813
	Shares/Par†	Value
CHL Mortgage Pass-Through Trust
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	5,025	4,386
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	4,807	3,802
CIM Trust
Series 2017-B2-3RR, 16.78%, 01/27/57 (a) (b) (c)	34,540	37,994
Series 2016-B2-1RR, REMIC, 10.89%, 07/26/55 (a) (b)	25,000	21,670
Series 2016-B2-3RR, REMIC, 10.81%, 02/27/56 (a) (b)	25,000	21,683
Series 2016-B2-2RR, REMIC, 10.83%, 02/27/56 (a) (b)	25,000	21,680
Citigroup Commercial Mortgage Trust
Series 2007-AM-C6, REMIC, 5.78%, 06/10/17 (a)	2,149	2,175
Series 2014-A4-GC25, REMIC, 3.64%, 09/10/24	1,766	1,822
Interest Only, Series 2014-XA-GC21, REMIC, 1.27%, 05/10/47 (a)	35,240	2,361
Interest Only, Series 2016-XA-GC36, REMIC, 1.35%, 02/10/49 (a)	21,962	1,927
Interest Only, Series 2016-XA-P3, REMIC, 1.71%, 04/15/49 (a)	18,394	2,040
Citigroup Mortgage Loan Trust
Series 2009-3A2-12, REMIC, 6.00%, 05/25/37 (a) (b)	4,579	4,505
CitiMortgage Alternative Loan Trust
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	2,978	2,737
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	2,741	2,524
COBALT CMBS Commercial Mortgage Trust
Series 2007-AM-C3, REMIC, 5.88%, 07/15/17 (a)	2,839	2,883
COMM Mortgage Trust
Interest Only, Series 2016-XA-DC2, REMIC, 1.07%, 10/10/25 (a)	20,017	1,379
Series 2016-C-CR28, REMIC, 4.65%, 12/10/25 (a)	2,274	2,208
Series 2016-C-DC2, REMIC, 4.64%, 02/10/26 (a)	1,340	1,289
Interest Only, Series 2014-XA-CR17, REMIC, 1.16%, 05/10/47 (a)	37,818	2,022
Interest Only, Series 2015-XA-CR26, REMIC, 1.05%, 10/10/48 (a)	30,621	1,909
Series 2007-AJFL-C9, REMIC, 1.55%, 07/10/17 (a) (b)	3,262	3,220
Commercial Mortgage Loan Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.35%, 10/10/46 (a)	38,286	2,265
Commercial Mortgage Pass-Through Certificates
Series 2014-C-CR19, REMIC, 4.72%, 08/10/24 (a)	1,500	1,523
Interest Only, Series 2015-XA-DC1, REMIC, 1.17%, 02/10/48 (a)	29,618	1,797
Commercial Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	1,766	1,834
Series 2014-A4-CR20, REMIC, 3.59%, 10/10/24	1,766	1,816
Series 2015-AM-CR23, REMIC, 3.80%, 04/10/25	3,000	3,086
Commonbond Student Loan Trust
Series 2016-A1-B, 2.73%, 10/25/40 (b)	8,185	8,036
Core Industrial Trust
Series 2015-D-CALW, REMIC, 3.85%, 02/10/22 (a) (b)	2,000	2,033
Cosmopolitan Hotel Trust
Series 2016-C-CSMO, REMIC, 3.56%, 11/15/21 (a) (b)	3,088	3,130
Credit Suisse Commercial Mortgage Trust
Series 2007-A1AM-C4, REMIC, 5.96%, 07/15/17 (a)	4,500	4,529
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	6,623	4,144
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	10,053	8,124
Credit Suisse Mortgage Capital Certificates
Series 2007-A4-C5, REMIC, 5.69%, 07/15/17 (a)	1,321	1,327
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	6,714	5,485
CSAIL Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.95%, 01/17/25 (a)	20,915	1,137
Series 2015-C-C4, REMIC, 4.58%, 11/18/25 (a)	1,911	1,867
CSMC Trust
Series 2016-A1-PR1, REMIC, 5.10%, 05/25/19 (b) (d)	8,763	8,562

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Series 2014-1A1-WIN1, REMIC, 3.00%, 03/25/29 (a) (b)	8,516	8,561
Series 2011-6A9-5R, REMIC, 3.12%, 11/27/37 (a) (b)	15,500	15,923
Series 2015-A1-PR2, REMIC, 4.25%, 07/26/55 (a) (b)	12,420	12,556
CSMLT Trust
Series 2015-1A2-3, REMIC, 3.50%, 08/25/34 (a) (b)	6,263	6,361
Series 2015-A9-1, REMIC, 3.50%, 06/25/36 (a) (b)	14,900	15,000
DB Master Finance LLC
Series 2015-A2I-1A, 3.26%, 02/20/19 (b)	9,800	9,851
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.50%, 05/10/49 (a)	24,607	2,493
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 1.28%, 09/25/47 (a)	29,032	23,739
Dryden XXV Senior Loan Fund
Series 2012-D-25A, 5.02%, 01/15/25 (a) (b)	500	500
Dryden XXXIV Senior Loan Fund
Series 2014-DR-34A, 4.56%, 10/15/26 (a) (b)	1,000	994
Eaton Vance CDO VIII Ltd.
Series 2006-B-8A, 1.69%, 08/15/22 (a) (b)	1,250	1,239
First Horizon Alternative Mortgage Securities Trust
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	5,810	4,549
First Horizon Asset Securities Inc.
Series 2007-A1-5, REMIC, 6.25%, 11/25/37	7,915	6,450
Franklin CLO VI Ltd.
Series A-6A, 1.27%, 08/09/19 (a) (b)	1,047	1,044
Galaxy XV CLO Ltd.
Series 2013-B-15A, 2.87%, 04/15/25 (a) (b)	500	503
GMACM Mortgage Loan Trust
Series 2005-A7-AF1, REMIC, 5.75%, 07/25/35	5,806	5,600
Greenwich Capital Commercial Funding Corp.
Series 2007-AJ-GG11, REMIC, 6.05%, 09/10/17 (a)	4,000	4,064
GS Mortgage Securities Corp. II
Series 2007-A4-GG10, REMIC, 5.95%, 05/10/17 (a)	675	675
GS Mortgage Securities Trust
Series 2016-A-ICE2, 2.84%, 02/15/18 (a) (b)	2,238	2,258
Interest Only, Series 2016-XA-GS3, 1.28%, 10/10/49 (a)	32,645	2,874
Series 2014-A5-GC26, REMIC, 3.63%, 11/13/24	1,500	1,546
Interest Only, Series 2015-XA-GC34, REMIC, 1.37%, 10/10/25 (a)	24,781	2,076
Interest Only, Series 2014-XA-GC20, REMIC, 1.15%, 04/10/47 (a)	19,598	1,053
Interest Only, Series 2014-XA-GC24, REMIC, 0.86%, 09/10/47 (a)	48,565	2,181
Interest Only, Series 2015-XA-GS1, REMIC, 0.83%, 11/10/48 (a)	34,714	1,965
Halcyon Loan Advisors Funding Ltd.
Series 2012-B-1A, 4.04%, 08/15/23 (a) (b)	500	502
Series 2012-C-2A, 4.00%, 12/20/24 (a) (b)	1,430	1,432
Series 2013-C-2A, 3.73%, 08/01/25 (a) (b)	250	250
Series 2013-D-2A, 4.83%, 08/01/25 (a) (b)	1,000	1,000
Series 2014-A1-1A, 2.55%, 04/18/26 (a) (b)	1,000	998
HERO Funding Trust
Series 2016-A2-4A, 4.29%, 09/20/37 (b)	9,749	10,116
Hildene CLO II Ltd.
Series 2014-AR-2A, 2.34%, 07/19/26 (a) (b)	2,500	2,500
Hildene CLO IV Ltd.
Series 2015-A1A-4A, 2.54%, 07/23/27 (a) (b)	2,000	2,007
IndyMac INDA Mortgage Loan Trust
Series 2006-4A1-AR2, REMIC, 3.27%, 09/25/36 (a)	7,434	6,385
ING IM CLO Ltd.
Series 2013-D-1A, 6.02%, 04/15/24 (a) (b)	250	246
Series 2013-A1-3A, 2.47%, 01/18/26 (a) (b)	1,000	1,003
Jamestown CLO Ltd.
Series 2014-A1A-4A, 2.52%, 07/15/26 (a) (b)	500	500
Jamestown CLO XI Ltd.
Series 2015-A1A-6A, 2.65%, 02/20/27 (a) (b)	1,000	1,000
	Shares/Par†	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C-C21, REMIC, 4.66%, 07/15/24 (a)	2,000	1,988
Series 2014-A4-C26, REMIC, 3.49%, 12/15/24	950	971
Series 2015-C-C32, REMIC, 4.67%, 10/15/25 (a)	2,370	2,240
Series 2015-C-C33, REMIC, 4.62%, 11/15/25 (a)	2,224	2,224
Interest Only, Series 2016-XA-C2, REMIC, 1.71%, 06/15/49 (a)	25,511	2,565
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-B-ASH, 3.06%, 10/15/22 (a) (b)	1,947	1,957
Series 2016-C-ASH, 3.66%, 10/15/22 (a) (b)	1,099	1,106
Series 2006-AM-LDP9, REMIC, 5.37%, 05/15/47	1,521	1,520
Series 2007-AM-LD12, REMIC, 6.07%, 02/15/51 (a)	1,160	1,177
Series 2016-E-WIKI, REMIC, 4.01%, 10/05/21 (a) (b)	3,075	3,005
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-AM-CB20, REMIC, 5.98%, 09/12/17 (a)	2,500	2,536
Series 2007-AM-CB19, REMIC, 5.83%, 02/12/49 (a)	5,959	5,963
Series 2007-AJ-CB20, REMIC, 6.18%, 02/12/51 (a)	1,245	1,274
Series 2007-AM-LDPX, REMIC, 5.46%, 01/15/49 (a)	2,792	2,790
JPMorgan Resecuritization Trust
Series 2009-4A2-10, REMIC, 4.10%, 03/26/37 (a) (b)	5,102	4,459
Labrador Aviation Finance Ltd.
Series 2016-A1-1A, 4.30%, 01/15/24 (b)	19,792	19,731
Lavender Trust
Series 2010-A3-RR2A, REMIC, 6.25%, 10/26/36 (b)	2,645	2,716
LB-UBS Commercial Mortgage Trust
Series 2007-AM-C2, REMIC, 5.49%, 02/15/40	1,579	1,580
Series 2007-A3-C7, REMIC, 5.87%, 09/15/45 (a)	2,535	2,573
LCM LP
Series A-16A, 2.52%, 07/15/26 (a) (b)	1,500	1,504
Series D-16A, 4.62%, 07/15/26 (a) (b)	500	498
LCM XIV LP
Series D-14A, 4.52%, 07/15/25 (a) (b)	500	500
LCM XV LP
Series C-15A, 4.15%, 08/25/24 (a) (b)	1,000	1,000
Lehman Mortgage Trust
Series 2005-1A3-1, REMIC, 5.50%, 11/25/35	1,301	1,088
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, 1.39%, 03/10/50 (a) (b)	50,481	2,974
Madison Park Funding IV Ltd.
Series 2007-A1B-4A, 1.46%, 03/22/21 (a) (b)	1,500	1,473
Series 2007-D-4A, 2.59%, 03/22/21 (a) (b)	500	489
Madison Park Funding Ltd.
Series 2014-C1-14A, 4.13%, 07/20/26 (a) (b)	500	500
Series 2015-D2-18A, 4.99%, 10/21/26 (a) (b)	1,500	1,502
Madison Park Funding XV Ltd.
Series 2014-CR-15A, 4.49%, 01/27/26 (a) (b)	500	500
Merrill Lynch Mortgage Trust
Series 2007-AM-C1, REMIC, 5.84%, 07/12/17 (a)	2,192	2,156
ML-CFC Commercial Mortgage Trust
Series 2007-A4-9, REMIC, 5.70%, 09/12/17	2,200	2,220
Series 2007-A4-7, REMIC, 5.79%, 06/12/50 (a)	1,082	1,082
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C18, REMIC, 4.49%, 09/15/24	1,500	1,474
Series 2014-A4-C19, REMIC, 3.53%, 11/15/24	2,000	2,049
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	1,861
Series 2015-B-C20, REMIC, 4.16%, 01/15/25	1,200	1,206
Series 2015-C-C20, REMIC, 4.46%, 01/15/25 (a)	1,200	1,106
Series 2015-C-C25, REMIC, 4.53%, 09/15/25 (a)	2,320	2,355
Interest Only, Series 2016-XA-C28, REMIC, 1.29%, 01/15/26 (a)	24,396	2,018
Series 2016-C-C29, REMIC, 4.75%, 04/15/26 (a)	676	677
Interest Only, Series 2013-XA-C7, REMIC, 1.50%, 02/15/46 (a)	24,820	1,507
Interest Only, Series 2016-XA-C30, REMIC, 1.47%, 09/15/49 (a)	28,475	2,896

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Morgan Stanley Capital I Trust
Series 2014-D-MP, REMIC, 3.69%, 08/11/21 (a) (b)	2,000	2,023
Series 2007-AM-IQ13, REMIC, 5.41%, 03/15/44	988	986
Series 2017-A-PRME, REMIC, 1.81%, 02/15/19 (a) (b)	1,376	1,385
Series 2017-B-PRME, REMIC, 2.26%, 02/15/19 (a) (b)	741	736
Series 2017-C-PRME, REMIC, 2.56%, 02/15/19 (a) (b)	365	367
Series 2017-D-PRME, REMIC, 4.31%, 02/15/19 (a) (b)	1,551	1,551
Morgan Stanley Mortgage Loan Trust
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (a)	1,729	1,223
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	2,548	2,138
MP CLO VI Ltd.
Series 2014-AR-2A, 2.16%, 01/15/27 (a) (b)	2,000	2,000
New Residential Mortgage Loan Trust
Series 2016-A1-1A, REMIC, 3.75%, 03/25/56 (a) (b)	30,435	30,705
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-3A-AR1, REMIC, 3.53%, 02/25/36 (a)	2,009	1,738
North End CLO Ltd.
Series 2013-C-1A, 3.77%, 07/17/25 (a) (b)	1,000	1,000
Series 2013-D-1A, 4.52%, 07/17/25 (a) (b)	500	492
NYMT Residential LLC
Series 2016-A-RP1A, 4.00%, 03/25/19 (b) (d)	23,627	23,489
Octagon Investment Partners XX Ltd.
Series 2014-A-1A, 2.47%, 08/12/26 (a) (b)	1,500	1,502
Octagon Investment Partners XXI Ltd.
Series 2014-C-1A, 4.69%, 11/14/26 (a) (b)	1,000	1,002
Octagon Investment Partners XXII Ltd.
Series 2014-D2-1A, 5.62%, 11/22/25 (a) (b)	1,000	1,000
OneMain Financial Issuance Trust
Series 2014-A-1A, 2.43%, 08/18/17 (b)	6,552	6,554
Series 2015-A-2A, 2.57%, 10/18/18 (b)	8,795	8,813
Palisades Center Trust
Series 2016-B-PLSD, REMIC, 3.36%, 04/13/21 (b)	3,019	3,015
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.93%, 09/25/47	11,576	11,398
Pretium Mortgage Credit Partners
Series 2016-A1-NPL6, REMIC, 3.50%, 10/25/18 (a) (b)	9,389	9,415
RALI Trust
Series 2005-A41-QA10, REMIC, 4.30%, 09/25/35 (a)	3,022	2,508
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	5,846	5,009
RAMP Trust
Series 2005-AI4-RS9, REMIC, 1.30%, 11/25/35 (a)	11,791	10,019
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 1.43%, 01/25/37 (a)	6,534	3,980
Interest Only, Series 2007-1A6-B, REMIC, 5.07%, 01/25/37 (a)	6,534	1,232
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	9,221	8,865
Regatta V Funding Ltd.
Series 2014-A1A-1A, 2.60%, 10/25/26 (a) (b)	1,000	1,000
Residential Accredit Loans Inc. Trust
Series 2006-A21-QA1, REMIC, 4.31%, 01/25/36 (a)	8,409	6,717
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	4,613	3,966
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	4,592	3,840
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	11,815	8,359
Series 2007-1A1-A3, REMIC, 1.43%, 04/25/37 (a)	7,961	4,322
Series 2007-1A2-A3, REMIC, 38.86%, 04/25/37 (a)	1,038	2,013
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	24,292	20,148
Residential Funding Mortgage Securities Inc. Trust
Series 2005-A3-S4, REMIC, 5.50%, 05/25/35	4,351	4,515
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	822	781
Series 2006-A1-S11, REMIC, 6.00%, 11/25/36	4,519	4,172
	Shares/Par†	Value
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	1,818	1,689
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	3,737	3,299
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	14,211	13,187
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	3,469	3,197
Shenton Aircraft Investments I Ltd.
Series 2015-A-1A, 4.75%, 11/15/27 (b)	15,856	16,150
Sofi Professional Loan Program LLC
Series 2017-A2B-A, 2.40%, 03/26/40 (b)	5,500	5,410
Sound Harbor Loan Fund Ltd.
Series 2014-A1-1A, 2.54%, 10/30/26 (a) (b)	1,000	1,001
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (b)	9,126	9,182
Springleaf Mortgage Loan Trust
Series 2013-B2-2A, REMIC, 6.00%, 12/25/65 (a) (b)	10,000	10,005
STARM Mortgage Loan Trust
Series 2007-4A1-2, REMIC, 3.64%, 04/25/37 (a)	2,850	2,269
Steele Creek CLO Ltd.
Series 2014-A1R-1A, 2.37%, 08/21/26 (a) (b)	1,000	999
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 3.31%, 11/25/35 (a)	12,431	11,124
Structured Asset Securities Corp. Trust
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	12,552	11,409
TCI-Symphony CLO Ltd.
Series 2016-D-1A, 4.63%, 10/13/29 (a) (b)	2,000	2,001
THL Credit Wind River CLO Ltd.
Series 2016-B-1A, 3.37%, 07/15/28 (a) (b)	1,500	1,512
Series 2016-C-1A, 4.22%, 07/15/28 (a) (b)	500	501
Trinity Rail Leasing 2010 LLC
Series 2010-A-1A, 5.19%, 01/16/31 (b)	4,503	4,618
TRU Trust
Series 2016-A-TOYS, REMIC, 3.16%, 11/15/19 (a) (b)	2,783	2,791
Venture CDO Ltd.
Series 2014-A1L-16A, 2.52%, 04/15/26 (a) (b)	2,500	2,500
Series 2014-A-17A, 2.50%, 07/15/26 (a) (b)	2,500	2,500
Venture XII CLO Ltd.
Series 2012-DR-12A, 5.63%, 02/28/26 (a) (b)	2,000	1,994
Venture XIV CLO Ltd.
Series 2013-B1-14A, 2.90%, 08/28/25 (a) (b)	500	499
Venture XVII CLO Ltd.
Series 2014-B2-17A, 3.12%, 07/15/26 (a) (b)	500	500
Venture XVIII CLO Ltd.
Series 2014-A-18A, 2.47%, 10/15/26 (a) (b)	3,000	3,000
Venture XX CLO Ltd.
Series 2015-A-20A, 2.51%, 04/15/27 (a) (b)	2,000	2,002
VOLT LV LLC
Series 2017-A1-NPL2, 3.50%, 03/25/47 (b) (d)	20,000	20,008
VOLT XLIII LLC
Series 2016-A1-NPL3, 4.25%, 03/26/46 (b) (d)	7,222	7,256
VOLT XLIV LLC
Series 2016-A1-NPL4, 4.25%, 04/25/19 (b) (d)	7,526	7,602
Voya CLO Ltd.
Series 2014-A1-4A, 2.52%, 10/14/26 (a) (b)	3,500	3,505
Wachovia Bank Commercial Mortgage Trust
Series 2007-AMFX-C32, REMIC, 5.70%, 06/15/49 (b)	1,695	1,712
Series 2007-AJ-C33, REMIC, 6.05%, 02/15/51 (a)	5,000	5,017
Waldorf Astoria Boca Raton Trust
Series 2016-B-BOCA, REMIC, 2.96%, 06/15/18 (a) (b)	2,708	2,715
Series 2016-C-BOCA, REMIC, 3.41%, 06/15/18 (a) (b)	2,291	2,296
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	2,738	2,340
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36 (a)	4,889	4,179
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	4,001	3,793
Waterfall Commercial Mortgage Trust
Series 2015-A-SBC5, REMIC, 4.10%, 09/19/22 (a) (b)	13,781	13,746
Wells Fargo & Co.
Interest Only, Series 2015-XA-P2, REMIC, 1.03%, 12/15/48 (a)	27,336	1,683

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Wells Fargo Alternative Loan Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	5,242	4,880
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	5,408	5,084
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	1,917	1,836
Wells Fargo Commercial Mortgage Trust
Series 2015-C-C31, REMIC, 4.61%, 11/15/25 (a)	1,850	1,874
Series 2015-D-NXS4, REMIC, 3.60%, 11/18/25 (a)	2,031	1,760
Series 2016-C-C34, REMIC, 5.03%, 05/15/49 (a)	2,855	2,929
Interest Only, Series 2015-XA-LC20, REMIC, 1.39%, 04/15/50 (a)	24,640	1,850
Series 2016-C-C32, REMIC, 4.72%, 01/15/59 (a)	1,577	1,525
Interest Only, Series 2016-XA-C33, REMIC, 1.81%, 03/15/59 (a)	15,487	1,688
Interest Only, Series 2017-XA-RC1, REMIC, 1.74%, 01/15/60 (a)	25,480	2,792
Wells Fargo Mortgage-Backed Securities Trust
Series 2014-A5-LC18, REMIC, 3.41%, 12/15/24	1,138	1,152
Series 2014-B-LC18, REMIC, 3.96%, 12/15/24	1,761	1,780
Series 2006-A11-3, REMIC, 5.50%, 03/25/36	3,275	3,339
Series 2007-1A7-3, REMIC, 5.75%, 04/25/37	11,221	11,087
Series 2007-1A4-3, REMIC, 6.00%, 04/25/37	2,327	2,323
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	4,642	4,542
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.22%, 03/15/47 (a)	22,820	1,265
Series 2016-C-C33, REMIC, 3.90%, 03/15/59	1,508	1,448
WF-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C25, REMIC, 0.93%, 11/15/47 (a)	29,081	1,453
Wind River CLO Ltd.
Series 2016-A-2A, 2.36%, 11/01/28 (a) (b)	2,500	2,500
WinWater Mortgage Loan Trust
Series 2015-A3-5, REMIC, 3.50%, 09/20/36 (a) (b)	14,118	14,213
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,046,283)		1,048,852
GOVERNMENT AND AGENCY OBLIGATIONS 52.7%
Collateralized Mortgage Obligations 23.4%
Federal Home Loan Mortgage Corp.
Series A-4260, REMIC, 3.00%, 02/15/32	14,203	14,236
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	8,087
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	9,629
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	6,045
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	5,134
Series A-4377, REMIC, 3.00%, 06/15/39	17,727	17,980
Series BK-4469, REMIC, 3.00%, 08/15/39	12,668	12,837
Series JA-3818, REMIC, 4.50%, 01/15/40	333	340
Series TB-4419, REMIC, 3.00%, 02/15/40	2,442	2,456
Series GA-4376, REMIC, 3.00%, 04/15/40	14,256	14,498
Series NY-4390, REMIC, 3.00%, 06/15/40	14,260	14,536
Series MA-4391, REMIC, 3.00%, 07/15/40	14,014	14,284
Interest Only, Series SP-3770, REMIC, 5.59%, 11/15/40 (a)	4,995	597
Interest Only, Series SM-3780, REMIC, 5.59%, 12/15/40 (a)	18,486	3,557
Series KA-4366, REMIC, 3.00%, 03/15/41	14,027	14,373
Series SL-4061, REMIC, 5.69%, 06/15/42 (a)	1,518	1,459
Series B-4481, REMIC, 3.00%, 12/15/42	24,542	24,613
Series CS-4156, REMIC, 4.22%, 01/15/43 (a)	5,045	4,191
Series UZ-4508, REMIC, 3.00%, 07/15/43	10,015	9,027
Series ZX-4404, REMIC, 4.00%, 04/15/44	53,965	56,962
Series CA-4573, REMIC, 3.00%, 11/15/44	41,371	40,962
Series LZ-4410, REMIC, 4.00%, 11/15/44	1,633	1,705
Series KZ-4440, REMIC, 3.00%, 02/15/45	11,449	10,478
Series HA-4582, REMIC, 3.00%, 09/15/45	30,011	30,381
Interest Only, Series MS-4291, REMIC, 4.99%, 01/15/54 (a)	7,918	1,319
Federal National Mortgage Association
Interest Only, Series 2010-CS-134, REMIC, 5.70%, 12/25/25 (a)	3,072	359
Series 2013-AB-53, REMIC, 1.50%, 03/25/28	8,193	7,860
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	1,839	1,806
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	20,000	19,616
Interest Only, Series 2005-S-2, REMIC, 5.62%, 02/25/35 (a)	10,057	1,929
	Shares/Par†	Value
Interest Only, Series 2011-PS-84, REMIC, 5.62%, 01/25/40 (a)	24,066	2,459
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	1,985	2,102
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	13,559	13,789
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	6,887	6,729
Interest Only, Series 2011-ES-93, REMIC, 5.52%, 09/25/41 (a)	2,955	535
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	1,838	1,929
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	1,832	1,929
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	11,501	10,656
Series 2015-AP-95, REMIC, 3.00%, 08/25/42	21,030	21,268
Series 2013-NZ-31, REMIC, 3.00%, 04/25/43	15,646	13,898
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	21,865	22,240
Series 2013-ZA-52, REMIC, 3.00%, 06/25/43	3,899	3,780
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	14,615	15,233
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	10,754	9,776
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	37,104	36,968
Series 2017-CH-4, REMIC, 3.00%, 06/25/42	44,686	45,559
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	24,526	24,583
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 5.12%, 03/20/40 (a)	14,309	1,476
Series 2011-WS-70, REMIC, 7.74%, 12/20/40 (a)	5,989	6,403
		592,568
Mortgage-Backed Securities 26.1%
Federal Home Loan Mortgage Corp.
4.00%, 09/01/43 - 02/01/44	13,957	14,767
3.00%, 04/01/45 - 12/01/46	56,962	56,482
3.00%, 06/01/43 - 04/01/46	235,681	234,034
3.50%, 02/01/46	60,501	62,029
REMIC, 3.00%, 06/15/44	12,117	12,059
Federal National Mortgage Association
4.50%, 04/01/26	5,724	6,055
3.50%, 09/01/43 - 08/01/45	50,557	51,802
3.00%, 09/01/33 - 12/01/46	204,205	205,953
Government National Mortgage Association
3.50%, 10/20/45	16,870	17,383
		660,564
U.S. Treasury Securities 3.2%
U.S. Treasury Note
2.25%, 11/15/25	80,000	79,300
Total Government And Agency Obligations (cost $1,340,628)		1,332,432
SHORT TERM INVESTMENTS 5.8%
Investment Companies 5.8%
JNL Money Market Fund, 0.53% (e) (f)	146,457	146,457
Total Short Term Investments (cost $146,457)		146,457
Total Investments 99.9% (cost $2,533,368)		2,527,741
Other Assets and Liabilities, Net 0.1%		1,677
Total Net Assets 100.0%		$2,529,418

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $564,150 and 22.3%, respectively.

(c) Security fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.4%
United States of America 0.4%
Fannie Mae Connecticut Avenue Securities
Series 2016-1M2-C04, 5.23%, 01/25/29 (a)	584	$620
Series 2017-1M2-C01, 4.53%, 07/25/29 (a)	1,067	1,080
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,697)		1,700
CORPORATE BONDS AND NOTES 1.5%
Argentina 0.4%
Banco Hipotecario SA
22.33%, 01/12/20, ARS (a)	12,271	832
YPF SA
23.85%, 07/07/20 (a)	643	717
		1,549
Azerbaijan 0.5%
International Bank of Azerbaijan OJSC Via Rubrika
6.17%, 05/10/17	2,200	2,190
Georgia 0.6%
Bank of Georgia JSC
11.00%, 06/01/18, GEL	3,520	1,457
Georgian Oil and Gas Corp. JSC
6.75%, 04/26/21	939	987
		2,444
Total Corporate Bonds And Notes (cost $6,330)		6,183
VARIABLE RATE SENIOR LOAN INTERESTS 1.4% (a)
Ethiopia 0.6%
Ethiopian Railways Corp.
Delayed Draw Term Loan, 5.10%, 08/01/21 (b) (c)	2,700	2,651
Kenya 0.8%
Government of the Republic of Kenya
Term Loan, 6.52%, 10/28/17 (b) (c)	3,390	3,373
Total Variable Rate Senior Loan Interests (cost $6,019)		6,024
GOVERNMENT AND AGENCY OBLIGATIONS 72.6%
Albania 2.4%
Albania Government International Bond
5.75%, 11/12/20, EUR	8,326	9,808
Argentina 0.8%
Argentina Bonad Bond
0.75%, 06/09/17 - 09/21/17	3,232	3,204
Australia 2.8%
Australia Government Bond
3.00%, 03/21/47, AUD	17,484	11,864
Barbados 1.0%
Barbados Government International Bond
7.00%, 08/04/22 (d)	472	352
6.63%, 12/05/35	5,066	3,293
6.63%, 12/05/35 (d)	823	535
		4,180
Cyprus 6.4%
Cyprus Government International Bond
3.88%, 05/06/22, EUR	5,486	6,203
3.75%, 07/26/23, EUR	8,729	9,731
4.25%, 11/04/25, EUR	9,264	10,580
		26,514
Dominican Republic 4.1%
Dominican Republic Bond
10.40%, 05/10/19, DOP (e)	273,800	5,863
15.95%, 06/04/21, DOP	36,300	918
Dominican Republic International Bond
13.50%, 08/04/17, DOP	15,200	326
14.00%, 06/08/18, DOP	209,600	4,648
15.00%, 04/05/19, DOP	116,300	2,690
16.00%, 07/10/20, DOP	56,900	1,398
16.95%, 02/04/22, DOP	19,000	497
	Shares/Par†	Value
10.38%, 03/04/22, DOP	39,800	846
		17,186
Ecuador 0.8%
Ecuador Government International Bond
10.50%, 03/24/20	1,661	1,761
10.50%, 03/24/20 (d)	1,166	1,236
7.95%, 06/20/24 (d)	548	515
		3,512
El Salvador 3.0%
El Salvador Government International Bond
7.38%, 12/01/19	854	876
7.75%, 01/24/23	3,491	3,554
5.88%, 01/30/25	810	724
6.38%, 01/18/27	3,468	3,104
8.63%, 02/28/29	2,026	2,092
8.25%, 04/10/32	928	920
7.65%, 06/15/35	1,456	1,354
		12,624
Georgia 0.7%
Georgia Treasury Bond
8.00%, 06/09/18, GEL	1,380	563
6.75%, 10/06/18, GEL	35	14
14.38%, 07/16/20, GEL	1,998	940
11.75%, 04/28/21, GEL	2,377	1,055
10.50%, 02/05/25, GEL	1,155	470
		3,042
Greece 1.0%
Hellenic Republic Government Bond
4.75%, 04/17/19, EUR (d)	4,334	4,379
Honduras 1.1%
Honduras Government International Bond
7.50%, 03/15/24	710	780
6.25%, 01/19/27	1,740	1,761
Republic of Honduras
8.75%, 12/16/20	1,685	1,909
		4,450
Iceland 3.5%
Iceland Rikisbref
8.00%, 06/12/25, ISK	695,020	7,365
5.00%, 11/15/28, ISK	44,039	389
6.50%, 01/24/31, ISK	675,640	6,862
		14,616
Indonesia 3.3%
Indonesia Treasury Bond
8.75%, 05/15/31, IDR	19,554,000	1,629
7.50%, 08/15/32, IDR	25,660,000	1,947
8.38%, 03/15/34, IDR	20,789,000	1,649
8.25%, 05/15/36, IDR	107,422,000	8,517
		13,742
Lebanon 2.6%
Lebanon Government International Bond
5.15%, 06/12/18	10,639	10,774
Macedonia 5.8%
Former Yugoslav Republic of Macedonia
4.88%, 12/01/20, EUR (d)	3,640	4,106
3.98%, 07/24/21, EUR	5,131	5,569
3.98%, 07/24/21, EUR (d)	10,122	10,985
Macedonia Government International Bond
4.88%, 12/01/20, EUR	3,071	3,464
		24,124
New Zealand 3.4%
New Zealand Government Inflation Indexed Bond
3.00%, 09/20/30, NZD (f)	4,442	3,544
2.50%, 09/20/35 - 09/20/40, NZD (f)	15,230	10,841
		14,385
Russian Federation 5.0%
Russia Federal Bond
8.50%, 09/17/31, RUB	1,126,691	20,903

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Rwanda 0.8%
Rwanda International Government Bond
6.63%, 05/02/23	3,339	3,364
Serbia 7.5%
Republic of Serbia
5.88%, 12/03/18	16	17
Serbia Treasury Bond
10.00%, 03/02/18 - 02/05/22, RSD	1,746,600	17,842
5.75%, 07/21/23, RSD	1,538,460	13,434
		31,293
Sri Lanka 8.3%
Sri Lanka Government Bond
8.75%, 10/15/18, LKR	735,000	4,653
8.00%, 11/15/18 - 11/01/19, LKR	1,037,500	6,456
8.50%, 05/01/19, LKR	127,000	783
10.60%, 07/01/19 - 09/15/19, LKR	435,560	2,777
9.25%, 05/01/20, LKR	624,020	3,775
10.75%, 03/01/21, LKR	305,000	1,894
9.00%, 05/01/21, LKR	48,000	281
9.45%, 10/15/21, LKR	479,000	2,826
11.50%, 12/15/21 - 08/01/26, LKR	192,000	1,172
11.20%, 07/01/22, LKR	56,460	350
10.00%, 10/01/22, LKR	348,560	2,045
11.40%, 01/01/24, LKR	46,000	284
11.00%, 08/01/24, LKR	41,000	245
10.25%, 03/15/25, LKR	56,730	327
11.50%, 09/01/28, LKR	206,220	1,242
11.00%, 08/01/21 - 05/15/30, LKR	882,460	5,298
		34,408
Suriname 1.5%
Republic of Suriname
9.25%, 10/26/26	6,138	6,083
Tanzania 2.6%
Tanzania Government International Bond
7.42%, 03/08/20 (a)	10,285	10,856
Thailand 1.7%
Thailand Government Inflation Indexed Bond
1.25%, 03/12/28, THB (g)	260,531	7,106
Turkey 1.4%
Turkey Government International Bond
4.88%, 10/09/26	5,855	5,634
United States of America 1.1%
Federal Home Loan Mortgage Corp.
Series 2016-M3-DNA4, 4.78%, 03/25/29 (a)	1,072	1,107
Interest Only, Series S-4070, REMIC, 5.19%, 06/15/32 (a)	3,087	489
Federal National Mortgage Association
Interest Only, Series 2013-DS-15, REMIC, 5.22%, 03/25/33 (a)	1,205	203
Interest Only, Series 2010-SJ-124, REMIC, 5.07%, 11/25/38 (a)	2,386	200
Interest Only, Series 2013-SC-75, REMIC, 5.27%, 07/25/42 (a)	2,842	345
Interest Only, Series 2012-SK-150, REMIC, 5.17%, 01/25/43 (a)	3,052	486
Interest Only, Series 2013-PS-64, REMIC, 5.27%, 04/25/43 (a)	2,977	433
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2017-M2-DNA1, REMIC, 4.03%, 02/25/28 (a)	654	653
Series 2015-M3-DNA3, REMIC, 5.68%, 04/25/28 (a)	593	654
		4,570
Total Government And Agency Obligations (cost $300,215)		302,621
COMMON STOCKS 4.0%
Cyprus 0.0%
Bank of Cyprus Holdings Plc (h)	1	3
Iceland 2.4%
Eik Fasteignafelag hf (h)	3,622	368
Eimskipafelag Islands hf	564	1,563
Hagar hf	3,085	1,251
	Shares/Par†	Value
HB Grandi	3,325	937
Marel hf	745	2,122
Reginn hf (h)	3,109	757
Reitir Fasteignafelag hf	1,814	1,545
Siminn hf	24,703	828
Sjova-Almennar Tryggingar hf	2,413	374
Vatryggingafelag Islands hf	4,045	369
		10,114
Singapore 0.9%
Yoma Strategic Holdings Ltd.	7,942	3,633
Vietnam 0.7%
Bank for Investment and Development of Vietnam JSC	67	52
Bao Viet Holdings	23	59
Binh Minh Plastics JSC	20	184
Coteccons Construction JSC	19	176
Danang Rubber JSC	10	13
Domesco Medical Import Export JSC	47	190
HA TIEN 1 Cement JSC (h)	31	31
Hoa Phat Group JSC	104	140
Hoa Sen Group	12	25
JSC Bank for Foreign Trade of Vietnam	121	197
KIDO Group Corp.	53	99
KinhBac City Development Share Holding Corp. (h)	74	49
Masan Group Corp.	137	283
PetroVietnam Drilling and Well Services JSC (h)	38	33
PetroVietnam Fertilizer & Chemicals JSC	55	59
PetroVietnam Gas JSC	24	57
PetroVietnam Nhon Trach 2 Power JSC	127	175
PetroVietnam Technical Service JSC	91	70
Pha Lai Thermal Power JSC	31	24
Saigon - Hanoi Commercial JSB (h)	126	32
Saigon Securities Inc.	96	100
Saigon Thuong Tin Commercial JSB (h)	213	107
Tan Tao Investment & Industry JSC (h)	153	27
Vietnam Construction and Import-Export JSC	44	31
Vietnam Dairy Products JSC	65	411
Vietnam JSC Bank for Industry and Trade	21	17
Vingroup JSC (h)	301	554
		3,195
Total Common Stocks (cost $15,204)		16,945
SHORT TERM INVESTMENTS 12.3%
Investment Companies 4.0%
JNL Money Market Fund, 0.53% (i) (j)	16,789	16,789
Repurchase Agreements 2.0%
Repurchase Agreements (b) (k)		8,259
Sovereign 0.3%
El Salvador Government International Bond
0.00%, 08/09/17 (l)	1,055	1,036
Treasury Securities 6.0%
Egypt Treasury Bill
0.89%, 05/16/17, EGP	18,600	1,008
0.93%, 07/18/17, EGP	14,850	778
0.92%, 08/08/17, EGP	7,000	363
0.00%, 10/03/17, EGP	5,775	291
Georgia Treasury Bill
0.00%, 06/01/17 - 02/01/18, GEL	932	371
National Bank of Kazakhstan Note
0.03%, 04/05/17 - 05/19/17, KZT	2,416,200	7,625
0.03%, 06/30/17 - 08/25/17, KZT (c)	2,177,690	6,677
U.S. Treasury Bill
0.51%, 05/18/17 (m)	2,000	1,998
0.61%, 05/25/17 (m)	6,000	5,993
		25,104
Total Short Term Investments (cost $51,115)		51,188
Total Investments 92.2% (cost $380,580)		384,661
Total Securities Sold Short (1.9)% (proceeds $8,002)		(8,051)
Total Purchased Options 1.5% (cost $6,858)		6,180
Other Derivative Instruments (0.6)%		(2,383)
Other Assets and Liabilities, Net 8.8%		36,572
Total Net Assets 100.0%		$416,979

(a) The security or securities in this category have a variable rate. Rate stated was in

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

effect as of March 31, 2017.

(b) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(c) Security fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $22,108 and 5.3%, respectively.

(e) Convertible security.

(f) Treasury inflation indexed note, par amount is not adjusted for inflation.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Non-income producing security.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

(k) For repurchase agreements held at March 31, 2017, see Repurchase Agreements in these Schedules of Investments.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) All or a portion of the security is pledged or segregated as collateral.

	Shares/Par†	Value
SECURITIES SOLD SHORT (1.9%)
GOVERNMENT AND AGENCY OBLIGATIONS (1.9%)
Spain (1.9%)
Spain Government Bond
5.40%, 01/31/23, EUR (a)	(5,943)	$(8,051)
Total Government And Agency Obligations (proceeds $8,002)		(8,051)
Total Securities Sold Short (1.9%) (proceeds $8,002)		$(8,051)

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $8,051 and 1.9%, respectively.

Repurchase Agreements
Counter-party	Collateral	Collateral Par†	Collateral Value†	Rate	Settlement Date	Maturity Date	Proceeds at Maturity	Par†	Value
JPM	Spain Government Bond, 5.40%, due 01/31/23, EUR	5,943	$7,547	(0.75)%	03/15/17	Open	$8,259	7,742	$8,259
									$8,259

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
10-Year USD Deliverable Interest Rate Swap	(298)	June 2017		(27,016)	$(56)	$(210)
5-Year USD Deliverable Interest Rate Swap	(30)	June 2017		(2,854)	(3)	(20)
Euro-BTP	(276)	June 2017	EUR	(35,940)	44	(151)
Tokyo Price Index	(10)	June 2017	JPY	(154,041)	15	26
					$—	$(355)

OTC Cross-Currency Swap Agreements

Receive Rate[7]	Pay Rate[7]	Counterparty	Expiration	Notional† Received	Notional† Delivered		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month LIBOR	Fixed rate of 1.10%	BNP	03/02/20	4,094	KRW	(4,641,500)	$—	$(95)
6-Month LIBOR	Fixed rate of 1.19%	BNP	03/08/20	3,060	KRW	(3,542,200)	—	(107)
6-Month LIBOR	Fixed rate of 1.23%	BNP	03/31/20	4,107	KRW	(4,574,300)	—	15
							$—	$(187)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Receiving	1.25%	06/21/19	455	$—	$(1)
3-Month LIBOR	Paying	1.74%	07/31/20	4,080	2	(17)
3-Month LIBOR	Paying	1.74%	07/31/20	3,270	2	(13)
3-Month LIBOR	Paying	1.75%	07/31/20	1,732	1	(7)
3-Month LIBOR	Paying	1.74%	08/12/20	4,368	3	(19)
3-Month LIBOR	Paying	1.62%	08/14/20	4,650	3	(38)
3-Month LIBOR	Paying	1.68%	08/17/20	2,236	1	(14)
3-Month LIBOR	Paying	1.68%	08/17/20	2,395	1	(15)
3-Month LIBOR	Paying	1.69%	08/17/20	4,942	3	(30)
3-Month LIBOR	Paying	1.70%	08/19/20	8,171	5	(48)
3-Month LIBOR	Paying	1.55%	08/22/20	4,954	3	(53)

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Paying	1.56%	08/22/20		2,520	2	(26)
3-Month LIBOR	Paying	1.57%	09/17/20		7,714	5	(84)
3-Month LIBOR	Paying	1.65%	09/18/20		5,597	3	(45)
3-Month LIBOR	Paying	1.55%	09/23/20		310	—	(4)
3-Month LIBOR	Paying	1.42%	10/28/20		2,230	1	(37)
3-Month LIBOR	Paying	1.43%	10/28/20		2,230	1	(37)
3-Month LIBOR	Paying	1.53%	11/05/20		4,590	3	(59)
3-Month LIBOR	Paying	1.54%	11/05/20		2,295	1	(29)
3-Month LIBOR	Paying	1.56%	11/09/20		2,221	1	(27)
3-Month LIBOR	Paying	1.67%	11/12/20		3,036	2	(25)
3-Month LIBOR	Paying	1.11%	02/23/21		1,343	1	(42)
3-Month LIBOR	Paying	1.17%	02/25/21		2,605	2	(75)
3-Month LIBOR	Paying	1.17%	02/25/21		1,303	1	(38)
3-Month LIBOR	Paying	1.27%	03/07/21		3,267	2	(83)
3-Month LIBOR	Paying	1.16%	06/23/21		2,301	2	(76)
3-Month LIBOR	Paying	1.17%	06/24/21		1,535	1	(50)
3-Month LIBOR	Paying	1.18%	06/24/21		2,107	2	(68)
3-Month LIBOR	Paying	1.19%	06/27/21		2,106	2	(67)
3-Month LIBOR	Paying	1.21%	06/27/21		2,107	2	(66)
3-Month LIBOR	Paying	1.21%	06/27/21		2,106	2	(66)
3-Month LIBOR	Paying	0.97%	06/28/21		2,330	2	(96)
3-Month LIBOR	Paying	0.96%	06/29/21		2,108	2	(87)
3-Month LIBOR	Paying	0.96%	06/29/21		1,580	1	(65)
3-Month LIBOR	Paying	0.97%	06/29/21		2,107	2	(87)
3-Month LIBOR	Paying	1.20%	09/01/21		7,400	6	(249)
3-Month LIBOR	Paying	1.21%	09/01/21		6,321	5	(210)
3-Month LIBOR	Paying	1.96%	01/06/22		5,200	5	(15)
3-Month LIBOR	Paying	2.13%	07/27/22		2,939	3	4
3-Month LIBOR	Paying	2.06%	07/30/22		3,069	3	(4)
3-Month LIBOR	Paying	1.59%	04/12/26		1,275	2	(79)
3-Month LIBOR	Paying	1.59%	04/12/26		935	1	(58)
3-Month LIBOR	Paying	1.68%	05/06/26		1,800	3	(100)
3-Month LIBOR	Paying	1.68%	05/06/26		1,800	3	(100)
3-Month LIBOR	Paying	1.66%	05/09/26		901	1	(51)
3-Month LIBOR	Paying	1.69%	06/03/26		1,720	3	(96)
3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.96%	04/29/24	NZD	6,530	(5)	533
3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.05%	06/16/25	NZD	5,278	(5)	170
3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.05%	06/16/25	NZD	3,210	(3)	104
6-Month British Bankers' Association Yen LIBOR	Receiving	0.62%	12/19/46	JPY	216,535	6	126
6-Month British Bankers' Association Yen LIBOR	Receiving	0.81%	12/19/46	JPY	231,894	6	20
6-Month British Bankers' Association Yen LIBOR	Receiving	0.78%	12/19/46	JPY	241,860	6	39
6-Month British Bankers' Association Yen LIBOR	Receiving	0.61%	12/19/46	JPY	261,465	7	158
6-Month British Bankers' Association Yen LIBOR	Receiving	0.86%	06/19/47	JPY	49,000	1	1
6-Month British Bankers' Association Yen LIBOR	Receiving	0.85%	06/19/47	JPY	49,000	1	1
6-Month Budapest Interbank Offered Rate	Receiving	1.27%	12/13/21	HUF	406,479	(1)	(5)
6-Month Budapest Interbank Offered Rate	Receiving	1.46%	01/12/22	HUF	753,650	(2)	(30)
6-Month Budapest Interbank Offered Rate	Receiving	1.44%	01/13/22	HUF	693,350	(2)	(25)
6-Month Budapest Interbank Offered Rate	Receiving	1.92%	07/28/26	HUF	636,700	(2)	93
6-Month Budapest Interbank Offered Rate	Receiving	1.94%	08/01/26	HUF	448,000	(1)	64
6-Month Budapest Interbank Offered Rate	Receiving	1.94%	09/21/26	HUF	171,688	—	27
6-Month Budapest Interbank Offered Rate	Receiving	1.93%	09/21/26	HUF	176,090	—	27
6-Month Budapest Interbank Offered Rate	Receiving	1.89%	09/21/26	HUF	434,356	(1)	74
6-Month Budapest Interbank Offered Rate	Receiving	2.14%	10/13/26	HUF	174,916	—	16
6-Month Budapest Interbank Offered Rate	Receiving	2.09%	10/19/26	HUF	177,851	—	20
6-Month Budapest Interbank Offered Rate	Receiving	2.09%	10/19/26	HUF	267,071	(1)	30
6-Month Budapest Interbank Offered Rate	Receiving	2.04%	10/20/26	HUF	193,817	(1)	25
6-Month Budapest Interbank Offered Rate	Receiving	2.04%	10/20/26	HUF	267,070	(1)	34
6-Month Budapest Interbank Offered Rate	Receiving	2.08%	10/28/26	HUF	181,556	—	21
6-Month Budapest Interbank Offered Rate	Receiving	2.06%	10/28/26	HUF	449,456	(1)	55
6-Month Budapest Interbank Offered Rate	Receiving	2.09%	11/02/26	HUF	272,039	(1)	32
6-Month Budapest Interbank Offered Rate	Receiving	2.18%	11/03/26	HUF	182,148	(1)	16
6-Month Budapest Interbank Offered Rate	Receiving	2.13%	11/04/26	HUF	982,297	(3)	100
6-Month Budapest Interbank Offered Rate	Receiving	2.15%	11/07/26	HUF	178,600	—	17
6-Month Budapest Interbank Offered Rate	Receiving	2.12%	11/08/26	HUF	177,417	—	19
6-Month Budapest Interbank Offered Rate	Receiving	2.14%	11/10/26	HUF	488,487	(1)	49
6-Month Budapest Interbank Offered Rate	Receiving	2.66%	02/08/27	HUF	592,700	(2)	(28)
6-Month Euribor	Receiving	0.00%	06/21/20	EUR	3,191	—	(6)

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
6-Month Euribor	Receiving	0.00%	06/21/22	EUR	38,459	15	(173)
6-Month Euribor	Receiving	0.50%	06/21/27	EUR	9,122	7	(85)
6-Month Euribor	Paying	1.00%	06/15/26	EUR	—	—	—
6-Month Euribor	Paying	0.50%	06/21/27	EUR	24,921	(6)	234
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.41%	12/13/21	PLN	5,932	2	6
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.46%	01/12/22	PLN	11,203	3	17
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.44%	01/13/22	PLN	11,587	3	14
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.23%	07/28/26	PLN	8,990	3	(97)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.22%	08/01/26	PLN	6,486	2	(71)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.28%	09/21/26	PLN	2,348	1	(24)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.30%	09/21/26	PLN	2,407	1	(23)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.30%	09/21/26	PLN	6,280	2	(61)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.49%	10/13/26	PLN	2,483	1	(14)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.46%	10/19/26	PLN	3,786	1	(24)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.47%	10/19/26	PLN	2,524	1	(15)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.43%	10/20/26	PLN	2,770	1	(19)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.44%	10/20/26	PLN	3,785	1	(25)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.46%	10/28/26	PLN	6,500	2	(42)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.47%	10/28/26	PLN	2,600	1	(16)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.50%	10/31/26	PLN	3,900	1	(22)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.56%	11/02/26	PLN	2,600	1	(11)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.51%	11/04/26	PLN	14,301	5	(76)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.54%	11/07/26	PLN	2,600	1	(12)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.50%	11/08/26	PLN	2,600	1	(15)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.52%	11/10/26	PLN	7,186	3	(38)
6-Month Poland Warsaw Interbank Offered Rate	Paying	3.00%	02/08/27	PLN	6,981	3	30
US CPURNSA	Receiving	2.22%	01/26/22		22,429	—	(102)
						$151	$(1,439)

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
Federation of Malaysia, 0.00%, 12/31/2222	1.00%	06/20/22	18,100	$44	$(2)	$(156)
iTraxx Europe Crossover Series 27	5.00	06/20/22	24,776	(2,596)	(8)	(84)
iTraxx Europe Senior Series 27	1.00	06/20/22	25,040	(155)	4	(47)
Republic of Chile, 3.88%, 08/05/20	1.00	06/20/22	10,200	(142)	7	(44)
Republic of Chile, 3.88%, 08/05/20	1.00	06/20/22	3,091	(43)	2	(15)
Republic of Colombia, 10.38%, 01/28/33	1.00	12/20/26	7,221	653	7	(147)
Republic of Colombia, 10.38%, 01/28/33	1.00	06/20/27	1,495	147	1	(14)
Republic of South Africa, 5.50%, 03/09/20	1.00	06/20/21	2,260	69	17	(156)
Republic of South Africa, 5.50%, 03/09/20	1.00	06/20/21	2,260	69	17	(154)
Republic of South Africa, 5.50%, 03/09/20	1.00	06/20/21	3,620	110	28	(248)
Republic of South Africa, 5.50%, 03/09/20	1.00	06/20/21	1,700	52	13	(117)
State of Qatar, 9.75%, 06/15/30	1.00	06/20/22	2,380	(41)	—	(6)
				$(1,833)	$86	$(1,188)
Credit default swap agreements - sell protection[2]
CDX.EM.25	1.00%	06/20/21	(735)	$(29)	$(1)	$37
				$(29)	$(1)	$37

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †	Value
Foreign Currency Options
Chinese Offshore Yuan versus USD ‡	BNP	Call	CNH	6.85	05/04/17	24,993,000	$198
Chinese Offshore Yuan versus USD ‡	BNP	Call	CNH	7.12	03/08/18	6,800,000	117
Chinese Offshore Yuan versus USD ‡	BNP	Call	CNH	6.90	11/02/17	17,400,000	369
Chinese Offshore Yuan versus USD ‡	BNP	Call	CNH	7.06	05/27/18	19,100,000	497
Chinese Offshore Yuan versus USD ‡	DUB	Call	CNH	7.15	03/12/18	3,940,000	63
Chinese Offshore Yuan versus USD ‡	GSC	Call	CNH	7.06	05/27/18	9,600,000	250
Chinese Offshore Yuan versus USD ‡	MSC	Call	CNH	6.85	05/04/17	29,545,000	239
Chinese Offshore Yuan versus USD ‡	SCB	Call	CNH	7.12	03/08/18	7,710,000	134
Chinese Offshore Yuan versus USD ‡	SCB	Call	CNH	7.06	03/27/18	16,100,000	348

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †		Value
Chinese Offshore Yuan versus USD ‡	SCB	Call	CNH	6.82	04/19/17		16,000,000	143
Chinese Offshore Yuan versus USD ‡	SCB	Call	CNH	6.47	06/15/17		7,150,000	461
Chinese Offshore Yuan versus USD ‡	SCB	Call	CNH	6.47	06/15/17		7,659,000	492
Euro versus USD ‡	BNP	Call	EUR	0.88	02/28/22		19,106,000	230
Euro versus USD ‡	GSC	Call	EUR	0.87	02/24/22		19,130,000	202
Euro versus SEK ‡	BNP	Put	SEK	9.55	05/02/17	EUR	6,122,000	39
Euro versus SEK ‡	BNP	Put	SEK	9.49	05/16/17	EUR	6,120,000	31
Euro versus SEK ‡	CGM	Put	SEK	9.45	05/23/17	EUR	6,172,000	26
Euro versus SEK ‡	CGM	Put	SEK	9.53	04/27/17	EUR	12,342,000	58
Euro versus SEK ‡	CGM	Put	SEK	9.45	05/23/17	EUR	3,085,000	13
Euro versus SEK ‡	GSC	Put	SEK	9.50	05/17/17	EUR	6,122,000	34
Euro versus SEK ‡	GSC	Put	SEK	9.44	05/01/17	EUR	12,244,000	23
Euro versus SEK ‡	GSC	Put	SEK	9.45	04/27/17	EUR	6,023,000	11
								$3,978
Index Options
FTSE 100 Index	GSC	Call	GBP	6,275.00	02/15/22		297	$411
Nikkei 225 Index	GSC	Call	JPY	21,000.00	03/12/21		105	1,525
								$1,936

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Index Options
S&P 500 E-Mini Index	Put	2,360.00	06/16/17	71	$165
S&P 500 E-Mini Index	Put	2,260.00	06/16/17	100	101
					$266

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †		Value
Foreign Currency Options
Chinese Offshore Yuan versus USD	BNP	Call	CNH	6.85	05/04/17		10,600,000	$(84)
Chinese Offshore Yuan versus USD	BNP	Call	CNH	6.85	05/04/17		7,809,000	(62)
Chinese Offshore Yuan versus USD	BOA	Call	CNH	6.85	05/04/17		6,584,000	(52)
Chinese Offshore Yuan versus USD	CGM	Call	CNH	6.90	11/02/17		17,400,000	(369)
Chinese Offshore Yuan versus USD	GSC	Call	CNH	6.85	05/04/17		7,400,000	(60)
Chinese Offshore Yuan versus USD	MSC	Call	CNH	6.85	05/04/17		11,045,000	(89)
Chinese Offshore Yuan versus USD	SCB	Call	CNH	6.82	04/19/17		5,186,919	(46)
Chinese Offshore Yuan versus USD	SCB	Call	CNH	6.82	04/19/17		10,813,081	(97)
Chinese Offshore Yuan versus USD	SCB	Call	CNH	6.85	05/04/17		11,100,000	(90)
Chinese Offshore Yuan versus USD	SCB	Call	CNH	6.47	06/15/17		7,659,000	(492)
Chinese Offshore Yuan versus USD	SCB	Call	CNH	6.47	06/15/17		7,150,000	(461)
Euro versus SEK	CGM	Put	SEK	9.53	04/27/17	EUR	8,319,000	(39)
Euro versus SEK	GSC	Put	SEK	9.53	04/27/17	EUR	4,023,000	(19)
Euro versus SEK	GSC	Put	SEK	9.44	05/01/17	EUR	5,820,000	(11)
Euro versus SEK	JPM	Put	SEK	9.45	04/27/17	EUR	6,023,000	(11)
								$(1,982)

Summary of Written Options
	Notional† EUR	Notional† USD	Premiums
Options outstanding at December 31, 2016	—	50,356,919	1,280
Options written during the period	24,185,000	97,560,081	2,613
Options exercised during the period	—	(45,170,000)	(1,136)
Options outstanding at March 31, 2017	24,185,000	102,747,000	2,757

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
ARS/USD	BNP	04/03/17	ARS	9,348	$608	$14
ARS/USD	CGM	04/03/17	ARS	16,986	1,104	26
ARS/USD	BNP	04/17/17	ARS	67,276	4,349	58
ARS/USD	CGM	04/17/17	ARS	14,655	947	14
ARS/USD	DUB	04/21/17	ARS	6,708	433	6
ARS/USD	BNP	04/28/17	ARS	3,337	215	2
ARS/USD	CGM	04/28/17	ARS	37,178	2,393	30
ARS/USD	SCB	04/28/17	ARS	26,334	1,695	6
ARS/USD	BNP	05/22/17	ARS	26,133	1,662	19
ARS/USD	CGM	05/22/17	ARS	17,397	1,107	15

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
AUD/USD	GSC	05/08/17	AUD	2,799	2,137	14
CAD/USD	SCB	04/06/17	CAD	9,983	7,507	(47)
CNH/USD	CGM	06/13/17	CNH	21,374	3,093	(60)
CNH/USD	GSC	06/13/17	CNH	12,917	1,869	(37)
CNH/USD	GSC	06/13/17	CNH	7,833	1,134	10
CNH/USD	JPM	06/22/17	CNH	26,354	3,811	11
CNH/USD	BNP	08/22/17	CNH	22,370	3,221	(37)
CNH/USD	JPM	08/22/17	CNH	21,401	3,081	(34)
CNH/USD	SCB	09/22/17	CNH	42,859	6,156	(70)
CNH/USD	SCB	09/22/17	CNH	52,341	7,518	60
CNH/USD	BOA	11/13/17	CNH	4,349	622	5
COP/USD	BNP	04/06/17	COP	1,388,085	483	19
COP/USD	BNP	04/07/17	COP	7,574,990	2,634	13
COP/USD	BNP	04/10/17	COP	8,284,752	2,879	37
COP/USD	SCB	04/10/17	COP	2,536,352	881	35
COP/USD	SCB	04/17/17	COP	3,319,021	1,152	51
COP/USD	BNP	04/28/17	COP	7,330,330	2,541	77
COP/USD	SCB	05/08/17	COP	6,358,700	2,201	72
CZK/EUR	JPM	05/24/17	EUR	(6,817)	(7,289)	5
CZK/EUR	GSC	05/31/17	EUR	(1,831)	(1,958)	—
CZK/EUR	JPM	06/30/17	EUR	(4,978)	(5,333)	5
CZK/EUR	JPM	09/22/17	EUR	(5,812)	(6,255)	14
CZK/EUR	JPM	09/25/17	EUR	(6,826)	(7,347)	24
CZK/EUR	JPM	09/27/17	EUR	(8,820)	(9,494)	34
DOP/USD	CGM	07/28/17	DOP	46,633	989	22
EGP/USD	CGM	05/22/17	EGP	3,030	167	(11)
EGP/USD	CGM	08/21/17	EGP	12,733	689	(34)
EUR/USD	GSC	04/05/17	EUR	2,102	2,242	(29)
EUR/USD	SCB	04/13/17	EUR	98	104	1
EUR/USD	JPM	04/21/17	EUR	1,780	1,900	14
EUR/USD	JPM	04/27/17	EUR	797	851	5
EUR/USD	DUB	04/28/17	EUR	6,689	7,144	(37)
EUR/USD	SCB	05/08/17	EUR	3,014	3,221	(41)
EUR/SEK	GSC	05/17/17	SEK	(22,870)	(2,558)	5
EUR/SEK	DUB	05/30/17	SEK	(34,050)	(3,810)	8
GBP/USD	GSC	06/06/17	GBP	1,725	2,165	59
IDR/USD	CGM	06/06/17	IDR	35,743,000	2,663	16
IDR/USD	BOA	07/13/17	IDR	13,122,180	974	32
IDR/USD	SCB	07/13/17	IDR	22,405,820	1,663	53
JPY/USD	SCB	06/09/17	JPY	554,350	4,992	150
KES/USD	CGM	06/07/17	KES	176,760	1,696	35
KES/USD	CGM	06/19/17	KES	107,052	1,024	38
KES/USD	CGM	07/03/17	KES	107,053	1,021	37
KES/USD	CGM	08/01/17	KES	107,136	1,016	38
KRW/USD	BNP	04/03/17	KRW	4,641,500	4,150	56
KRW/USD	BNP	04/10/17	KRW	3,542,200	3,168	107
KRW/USD	BNP	04/28/17	KRW	4,574,300	4,092	(17)
KRW/USD	GSC	04/28/17	KRW	4,641,500	4,152	(19)
KZT/USD	GSC	08/14/17	KZT	344,732	1,059	33
KZT/USD	GSC	08/15/17	KZT	189,266	581	14
KZT/USD	GSC	08/16/17	KZT	183,542	563	7
KZT/USD	GSC	08/21/17	KZT	187,208	574	6
KZT/USD	GSC	11/15/17	KZT	189,247	568	11
MXN/USD	SCB	05/22/17	MXN	172,310	9,134	432
OMR/USD	BNP	05/25/17	OMR	2,773	7,203	—
PHP/USD	GSC	04/17/17	PHP	55,099	1,097	7
PHP/USD	MSC	04/17/17	PHP	159,977	3,186	24
PHP/USD	CGM	05/08/17	PHP	130,500	2,597	(12)
PHP/USD	GSC	05/08/17	PHP	100,000	1,990	(13)
PHP/USD	SCB	05/08/17	PHP	113,980	2,268	(12)
PHP/USD	CGM	06/20/17	PHP	117,405	2,332	6
RON/EUR	BNP	05/03/17	EUR	(1,243)	(1,328)	2
RON/EUR	BNP	05/08/17	EUR	(9,178)	(9,806)	(38)
RON/EUR	BNP	05/17/17	EUR	(1,064)	(1,137)	(4)
RON/EUR	JPM	05/17/17	EUR	(354)	(379)	(1)
RON/EUR	DUB	06/02/17	EUR	(4,003)	(4,282)	(29)
RON/EUR	BOA	06/09/17	EUR	(8,420)	(9,011)	(52)
RSD/EUR	CGM	05/30/17	EUR	(1,485)	(1,588)	7
RSD/USD	DUB	05/17/17	RSD	159,682	1,375	(20)
RUB/USD	DUB	04/06/17	RUB	135,877	2,413	86
RUB/USD	JPM	05/10/17	RUB	442,613	7,797	284
RUB/USD	BNP	06/09/17	RUB	1,028,187	17,982	632
SEK/EUR	GSC	05/17/17	EUR	(2,417)	(2,584)	(27)
SEK/EUR	DUB	05/30/17	EUR	(3,588)	(3,837)	(27)
THB/USD	SCB	08/03/17	THB	92,060	2,678	34
TRY/USD	BNP	05/08/17	TRY	32,555	8,870	371
TRY/USD	BOA	05/10/17	TRY	30,844	8,398	237
TWD/USD	SCB	04/13/17	TWD	76,972	2,538	137
UGX/USD	CGM	06/15/17	UGX	1,898,505	513	15
UGX/USD	CGM	07/06/17	UGX	2,634,085	706	18
UGX/USD	CGM	09/11/17	UGX	3,817,410	1,000	(13)
UGX/USD	JPM	09/29/17	UGX	2,527,512	658	(12)
USD/AED	BNP	02/05/18	AED	(35,804)	(9,737)	(216)
USD/AED	BNP	02/08/18	AED	(66,790)	(18,163)	(428)
USD/ARS	SCB	04/03/17	ARS	(26,334)	(1,711)	(7)
USD/AUD	GSC	05/08/17	AUD	(12,149)	(9,276)	(60)
USD/AUD	GSC	05/22/17	AUD	(3,710)	(2,832)	26
USD/CAD	SCB	04/06/17	CAD	(9,983)	(7,507)	42
USD/CLP	SCB	05/08/17	CLP	(2,883,000)	(4,362)	127
USD/CNH	CGM	06/13/17	CNH	(21,374)	(3,093)	91
USD/CNH	GSC	06/13/17	CNH	(20,750)	(3,003)	89
USD/CNH	JPM	06/22/17	CNH	(26,354)	(3,811)	(11)
USD/CNH	BNP	08/22/17	CNH	(22,370)	(3,221)	99
USD/CNH	JPM	08/22/17	CNH	(21,401)	(3,081)	95
USD/CNH	SCB	09/22/17	CNH	(95,200)	(13,675)	241
USD/CNH	BOA	11/13/17	CNH	(4,349)	(622)	3
USD/EUR	GSC	04/05/17	EUR	(2,100)	(2,240)	(34)
USD/EUR	GSC	04/13/17	EUR	(10,047)	(10,722)	(98)
USD/EUR	SCB	04/13/17	EUR	(5,855)	(6,248)	(54)
USD/EUR	SCB	04/13/17	EUR	(1,932)	(2,062)	2
USD/EUR	JPM	04/21/17	EUR	(27,303)	(29,149)	(177)
USD/EUR	JPM	04/24/17	EUR	(3,177)	(3,392)	12
USD/EUR	SCB	04/24/17	EUR	(14,056)	(15,009)	61
USD/EUR	JPM	04/27/17	EUR	(1,135)	(1,212)	(6)
USD/EUR	JPM	04/27/17	EUR	(13,162)	(14,056)	58
USD/EUR	SCB	05/08/17	EUR	(15,268)	(16,313)	234
USD/EUR	DUB	05/25/17	EUR	(9,232)	(9,872)	(129)
USD/EUR	GSC	05/26/17	EUR	(22,743)	(24,321)	(202)
USD/EUR	SCB	06/02/17	EUR	(14,973)	(16,018)	(160)
USD/EUR	SCB	06/09/17	EUR	(16,330)	(17,476)	33
USD/EUR	GSC	06/16/17	EUR	(9,118)	(9,761)	127
USD/IDR	BNP	07/13/17	IDR	(21,477,095)	(1,594)	(22)
USD/IDR	SCB	07/13/17	IDR	(14,050,905)	(1,043)	(11)
USD/JPY	GSC	04/17/17	JPY	(968,170)	(8,701)	(248)
USD/JPY	SCB	04/24/17	JPY	(964,300)	(8,669)	(275)
USD/KRW	GSC	04/03/17	KRW	(4,641,500)	(4,150)	18
USD/MXN	SCB	05/22/17	MXN	(172,310)	(9,134)	(809)
USD/NZD	GSC	05/22/17	NZD	(3,018)	(2,113)	5
USD/NZD	BNP	05/31/17	NZD	(6,440)	(4,508)	(33)
USD/NZD	BNP	05/31/17	NZD	(3,204)	(2,243)	13
USD/NZD	DUB	05/31/17	NZD	(673)	(471)	9
USD/NZD	GSC	05/31/17	NZD	(1,113)	(779)	5
USD/NZD	JPM	05/31/17	NZD	(963)	(674)	(9)
USD/NZD	JPM	06/06/17	NZD	(7,597)	(5,317)	30
USD/OMR	BNP	05/25/17	OMR	(2,773)	(7,203)	(138)
USD/OMR	BNP	06/05/17	OMR	(4,155)	(10,792)	(193)
USD/OMR	BNP	08/14/17	OMR	(2,303)	(5,979)	(108)
USD/OMR	BNP	08/21/17	OMR	(1,721)	(4,467)	(81)
USD/OMR	BNP	08/28/17	OMR	(5,904)	(15,325)	(280)
USD/OMR	BNP	08/15/18	OMR	(347)	(894)	(57)
USD/OMR	BNP	01/23/19	OMR	(1,156)	(2,959)	(163)
USD/OMR	BNP	01/24/19	OMR	(1,156)	(2,959)	(163)
USD/OMR	BNP	04/03/19	OMR	(2,773)	(7,083)	(63)
USD/RUB	DUB	04/06/17	RUB	(406,854)	(7,226)	(509)
USD/RUB	BOA	05/03/17	RUB	(684,053)	(12,072)	(846)
USD/RUB	CGM	06/09/17	RUB	(149,278)	(2,611)	(63)
USD/RUB	DUB	06/09/17	RUB	(199,390)	(3,487)	(112)
USD/SGD	SCB	04/13/17	SGD	(9,580)	(6,849)	102
USD/SGD	SCB	04/24/17	SGD	(2,200)	(1,573)	(32)
USD/SGD	GSC	04/27/17	SGD	(4,390)	(3,139)	15
USD/SGD	SCB	04/27/17	SGD	(9,115)	(6,517)	32
USD/SGD	GSC	06/06/17	SGD	(8,578)	(6,136)	(55)
USD/SGD	SCB	06/13/17	SGD	(10,613)	(7,591)	(105)
USD/SGD	GSC	06/30/17	SGD	(9,084)	(6,498)	23

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/THB	SCB	06/22/17	THB	(68,760)	(2,000)	(21)
USD/THB	DUB	08/03/17	THB	(61,130)	(1,778)	(37)
USD/THB	JPM	08/03/17	THB	(26,859)	(781)	(31)
USD/THB	SCB	08/03/17	THB	(131,997)	(3,839)	(81)
USD/THB	BNP	09/07/17	THB	(68,530)	(1,993)	(42)
USD/THB	GSC	09/07/17	THB	(67,580)	(1,965)	(42)
USD/THB	SCB	09/07/17	THB	(157,070)	(4,568)	(96)
USD/THB	DUB	03/26/18	THB	(11,500)	(335)	(2)
USD/THB	JPM	03/26/18	THB	(7,700)	(224)	(1)
USD/THB	CGM	03/27/18	THB	(4,000)	(116)	(2)
USD/THB	DUB	03/27/18	THB	(9,600)	(279)	(4)
USD/ZAR	BNP	05/08/17	ZAR	(114,845)	(8,510)	(85)
					$(331,489)	$(1,827)

OTC Interest Rate Swap Agreements
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month Emirates Interbank Offered Rate	Receiving	DUB	2.80%	06/27/21	AED	7,528	$—	$(34)
3-Month Emirates Interbank Offered Rate	Receiving	DUB	2.76%	06/27/21	AED	7,528	—	(31)
3-Month Emirates Interbank Offered Rate	Receiving	DUB	2.74%	06/27/21	AED	7,528	—	(29)
3-Month Emirates Interbank Offered Rate	Receiving	DUB	2.40%	06/28/21	AED	7,500	—	6
3-Month Emirates Interbank Offered Rate	Receiving	DUB	2.39%	06/29/21	AED	7,541	—	7
3-Month Emirates Interbank Offered Rate	Receiving	DUB	2.37%	06/29/21	AED	8,296	—	10
3-Month Emirates Interbank Offered Rate	Receiving	GSC	2.50%	06/13/21	AED	4,388	—	(4)
3-Month Emirates Interbank Offered Rate	Receiving	GSC	2.51%	06/15/21	AED	4,390	—	(4)
3-Month Emirates Interbank Offered Rate	Receiving	GSC	2.59%	06/16/21	AED	4,387	—	(9)
3-Month Emirates Interbank Offered Rate	Receiving	GSC	2.52%	06/21/21	AED	4,387	—	(4)
3-Month Emirates Interbank Offered Rate	Receiving	GSC	2.76%	06/23/21	AED	9,035	—	(37)
3-Month Emirates Interbank Offered Rate	Receiving	GSC	2.79%	06/27/21	AED	6,022	—	(27)
3-Month Emirates Interbank Offered Rate	Receiving	GSC	2.80%	06/27/21	AED	6,022	—	(27)
3-Month Moscow Prime Offered Rate	Paying	GSC	10.16%	03/18/20	RUB	1,037,597	—	615
3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	JPM	4.06%	06/04/23	NZD	1,890	—	88
3-Month Saudi Riyal Interbank Offered Rate	Receiving	BOA	3.37%	04/11/26	SAR	9,000	—	44
3-Month Saudi Riyal Interbank Offered Rate	Receiving	BOA	3.43%	05/10/26	SAR	7,148	—	30
3-Month Saudi Riyal Interbank Offered Rate	Receiving	DUB	3.03%	08/02/20	SAR	26,901	—	(140)
3-Month Saudi Riyal Interbank Offered Rate	Receiving	DUB	3.09%	11/12/20	SAR	43,800	—	(133)
3-Month Saudi Riyal Interbank Offered Rate	Receiving	DUB	2.64%	02/25/21	SAR	15,703	—	71
3-Month Saudi Riyal Interbank Offered Rate	Receiving	DUB	2.76%	03/07/21	SAR	13,086	—	45
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	2.16%	08/03/20	SAR	16,320	—	61
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	2.35%	08/12/20	SAR	16,235	—	31
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	2.40%	08/17/20	SAR	17,174	—	24
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	2.40%	08/17/20	SAR	18,189	—	27
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	2.46%	08/19/20	SAR	20,007	—	17
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	3.41%	08/22/20	SAR	13,898	—	(124)
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	3.41%	08/22/20	SAR	27,204	—	(243)
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	2.26%	09/17/20	SAR	29,400	—	97
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	2.34%	09/21/20	SAR	29,400	—	76
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	2.56%	11/05/20	SAR	17,790	—	42
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	2.65%	02/23/21	SAR	6,543	—	29
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	2.64%	07/27/22	SAR	11,729	—	83
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	2.61%	07/30/22	SAR	11,728	—	88
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	3.46%	05/09/26	SAR	14,229	—	47
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	3.71%	06/06/26	SAR	6,210	—	(12)
3-Month Tel Aviv Interbank Offered Rate	Receiving	GSC	0.73%	09/01/21	ILS	27,569	—	(3)
3-Month Tel Aviv Interbank Offered Rate	Receiving	GSC	0.76%	09/02/21	ILS	24,200	—	(13)
Colombian Interbank Rate	Paying	CGM	5.88%	02/24/19	COP	9,694,800	—	31
Colombian Interbank Rate	Paying	CGM	5.84%	02/27/19	COP	24,397,500	—	74
Colombian Interbank Rate	Paying	CGM	5.62%	03/01/19	COP	9,695,500	—	15
Colombian Interbank Rate	Paying	CGM	5.75%	03/03/19	COP	14,832,200	—	37
Colombian Interbank Rate	Paying	CGM	5.74%	03/06/19	COP	14,832,200	—	37
Colombian Interbank Rate	Receiving	CGM	6.45%	02/24/27	COP	2,439,700	—	(22)
Colombian Interbank Rate	Paying	DUB	5.49%	03/21/19	COP	22,877,600	—	21
Colombian Interbank Rate	Paying	DUB	5.41%	03/22/19	COP	4,518,300	—	2
Colombian Interbank Rate	Paying	DUB	5.36%	03/26/19	COP	22,859,800	—	12
Colombian Interbank Rate	Paying	GSC	6.00%	02/22/19	COP	24,030,800	—	89
Colombian Interbank Rate	Paying	GSC	5.95%	02/23/19	COP	33,643,200	—	124
Colombian Interbank Rate	Paying	GSC	5.82%	02/27/19	COP	19,830,000	—	57
Colombian Interbank Rate	Paying	GSC	5.83%	02/28/19	COP	7,079,300	—	21
Colombian Interbank Rate	Paying	GSC	5.65%	03/01/19	COP	24,502,000	—	44
Colombian Interbank Rate	Paying	GSC	5.49%	03/21/19	COP	22,877,500	—	20
Colombian Interbank Rate	Receiving	GSC	6.39%	02/27/27	COP	4,774,000	—	(36)
Colombian Interbank Rate	Receiving	GSC	6.42%	02/28/27	COP	1,706,500	—	(14)
Korean Won 3-Month Certificate of Deposit	Receiving	BNP	1.31%	10/07/21	KRW	8,395,145	—	135
Korean Won 3-Month Certificate of Deposit	Receiving	BNP	1.83%	01/17/27	KRW	1,116,075	—	6
Korean Won 3-Month Certificate of Deposit	Receiving	BNP	1.92%	02/07/27	KRW	2,554,000	—	(4)

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Korean Won 3-Month Certificate of Deposit	Receiving	BNP	1.79%	01/17/37	KRW	1,499,000	—	36
Korean Won 3-Month Certificate of Deposit	Receiving	BNP	1.85%	02/07/37	KRW	1,389,000	—	21
Korean Won 3-Month Certificate of Deposit	Receiving	BOA	1.31%	10/07/21	KRW	2,969,131	—	48
Korean Won 3-Month Certificate of Deposit	Receiving	BOA	1.42%	10/27/21	KRW	3,664,882	—	43
Korean Won 3-Month Certificate of Deposit	Receiving	CGM	1.40%	10/27/21	KRW	7,922,118	—	99
Korean Won 3-Month Certificate of Deposit	Receiving	CGM	1.84%	01/17/27	KRW	1,650,925	—	9
US CPURNSA	Receiving	BOA	2.22%	01/26/22		20,168	—	(7)
							$—	$1,562

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
Kingdom of Thailand, 7.07%, 09/30/13	DUB	N/A	1.00%	06/20/18	$4,900	$(55)	$(36)	$(19)
Kingdom of Thailand, 7.07%, 09/30/13	JPM	N/A	1.00	06/20/18	4,250	(48)	(15)	(33)
Lebanese Republic, 11.63%, 05/11/16	GSC	N/A	1.00	06/20/18	10,166	110	1,408	(1,298)
Lebanese Republic, 11.63%, 05/11/16	GSC	N/A	5.00	12/20/18	245	(11)	(13)	2
Lebanese Republic, 11.63%, 05/11/16	GSC	N/A	5.00	12/20/18	228	(10)	(12)	2
People's Republic of China, 4.25%, 10/28/14	JPM	N/A	1.00	06/20/18	11,250	(121)	(143)	22
Republic of Colombia, 10.38%, 01/28/33	BNP	N/A	1.00	06/20/27	2,984	294	314	(20)
Republic of South Africa, 5.50%, 03/09/20	JPM	N/A	1.00	06/20/23	5,680	460	522	(62)
Republic of South Africa, 5.50%, 03/09/20	GSC	N/A	1.00	12/20/23	13,500	1,257	1,769	(512)
Republic of South Africa, 5.50%, 03/09/20	BNP	N/A	1.00	12/20/25	3,800	503	710	(207)
Republic of South Africa, 5.50%, 03/09/20	BNP	N/A	1.00	12/20/25	3,170	419	592	(173)
Republic of South Africa, 5.50%, 03/09/20	BNP	N/A	1.00	12/20/25	1,180	156	199	(43)
Republic of South Africa, 5.50%, 03/09/20	BNP	N/A	1.00	12/20/25	10,484	1,385	1,875	(490)
State of Qatar, 9.75%, 06/15/30	JPM	N/A	1.00	03/20/19	900	(15)	(15)	—
State of Qatar, 9.75%, 06/15/30	BNP	N/A	1.00	06/20/19	1,019	(19)	(19)	—
State of Qatar, 9.75%, 06/15/30	BOA	N/A	1.00	06/20/19	1,020	(19)	(26)	7
State of Qatar, 9.75%, 06/15/30	BOA	N/A	1.00	06/20/19	1,020	(19)	(24)	5
State of Qatar, 9.75%, 06/15/30	CGM	N/A	1.00	06/20/19	3,830	(72)	(89)	17
State of Qatar, 9.75%, 06/15/30	DUB	N/A	1.00	06/20/19	1,019	(19)	(18)	(1)
State of Qatar, 9.75%, 06/15/30	JPM	N/A	1.00	06/20/19	970	(19)	(25)	6
State of Qatar, 9.75%, 06/15/30	JPM	N/A	1.00	06/20/19	1,953	(37)	(38)	1
State of Qatar, 9.75%, 06/15/30	GSC	N/A	1.00	12/20/20	1,930	(45)	30	(75)
State of Qatar, 9.75%, 06/15/30	GSC	N/A	1.00	12/20/20	1,850	(43)	42	(85)
State of Qatar, 9.75%, 06/15/30	GSC	N/A	1.00	12/20/20	5,400	(124)	66	(190)
State of Qatar, 9.75%, 06/15/30	BNP	N/A	1.00	06/20/21	3,140	(70)	15	(85)
State of Qatar, 9.75%, 06/15/30	CGM	N/A	1.00	06/20/21	400	(9)	3	(12)
State of Qatar, 9.75%, 06/15/30	CGM	N/A	1.00	06/20/21	990	(22)	7	(29)
State of Qatar, 9.75%, 06/15/30	CGM	N/A	1.00	06/20/21	270	(6)	1	(7)
State of Qatar, 9.75%, 06/15/30	CGM	N/A	1.00	06/20/21	590	(13)	3	(16)
State of Qatar, 9.75%, 06/15/30	GSC	N/A	1.00	06/20/21	920	(20)	—	(20)
State of Qatar, 9.75%, 06/15/30	GSC	N/A	1.00	06/20/21	530	(12)	3	(15)
State of Qatar, 9.75%, 06/15/30	GSC	N/A	1.00	06/20/21	3,150	(71)	18	(89)
State of Qatar, 9.75%, 06/15/30	GSC	N/A	1.00	06/20/21	1,190	(26)	10	(36)
State of Qatar, 9.75%, 06/15/30	GSC	N/A	1.00	12/20/23	2,506	(22)	4	(26)
State of Qatar, 9.75%, 06/15/30	GSC	N/A	1.00	12/20/23	700	(7)	2	(9)
					$107,134	$3,630	$7,120	$(3,490)
Credit default swap agreements - sell protection[2]
Federative Republic of Brazil, 4.25%, 01/07/25	BOA	2.24%	1.00%	06/20/22	$(13,161)	$(775)	$(829)	$54
Federative Republic of Brazil, 4.25%, 01/07/25	DUB	2.24	1.00	06/20/22	(3,288)	(194)	(207)	13
Republic of Turkey, 11.88%, 01/15/30	BNP	1.53	1.00	06/20/20	(1,740)	(28)	(88)	60
Republic of Turkey, 11.88%, 01/15/30	BNP	2.69	1.00	06/20/23	(2,236)	(207)	(128)	(79)
Republic of Turkey, 11.88%, 01/15/30	BNP	3.17	1.00	12/20/26	(6,175)	(1,012)	(1,049)	37
Republic of Turkey, 11.88%, 01/15/30	BNP	2.69	1.00	06/20/23	(2,000)	(185)	(120)	(65)
Republic of Turkey, 11.88%, 01/15/30	BNP	3.17	1.00	12/20/26	(5,928)	(972)	(1,007)	35
Republic of Turkey, 11.88%, 01/15/30	BNP	1.66	1.00	09/20/20	(4,400)	(95)	(343)	248
Republic of Turkey, 11.88%, 01/15/30	GSC	0.76	1.00	09/20/18	(3,300)	13	(65)	78
Republic of Turkey, 11.88%, 01/15/30	GSC	3.17	1.00	12/20/26	(2,470)	(405)	(422)	17
Republic of Turkey, 11.88%, 01/15/30	GSC	0.76	1.00	09/20/18	(5,450)	21	(115)	136
Republic of Turkey, 11.88%, 01/15/30	GSC	1.53	1.00	06/20/20	(2,220)	(36)	(94)	58
Republic of Turkey, 11.88%, 01/15/30	MSC	0.76	1.00	09/20/18	(1,600)	6	(34)	40
Republic of Turkey, 11.88%, 01/15/30	MSC	0.76	1.00	09/20/18	(3,580)	13	(73)	86
Republic of Turkey, 11.88%, 01/15/30	MSC	0.76	1.00	09/20/18	(5,450)	21	(116)	137
Republic of Turkey, 11.88%, 01/15/30	MSC	0.76	1.00	09/20/18	(1,100)	4	(21)	25
Republic of Turkey, 11.88%, 01/15/30	MSC	0.76	1.00	09/20/18	(3,300)	13	(67)	80

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Turkey, 11.88%, 01/15/30	MSC	0.76	1.00	09/20/18	(1,090)	4	(23)	27
					$(68,488)	$(3,814)	$(4,801)	$987

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

7Payments delivered or received are based on the notional amount.

‡ The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust Board of Trustees.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Epoch Global Shareholder Yield Fund
COMMON STOCKS 97.3%
Australia 3.0%
Commonwealth Bank of Australia	9	$613
Sonic Health Care Ltd.	30	503
Telstra Corp. Ltd.	237	845
Westpac Banking Corp.	22	591
		2,552
Canada 5.1%
Agrium Inc.	5	497
BCE Inc.	36	1,594
Rogers Communications Inc. - Class B	23	998
Royal Bank of Canada	9	629
TELUS Corp.	17	556
		4,274
France 7.1%
AXA SA	33	851
Compagnie Generale des Etablissements Michelin	6	725
Sanofi SA	8	716
SCOR SE	16	621
Total SA	24	1,220
Unibail-Rodamco SE	5	1,200
Vinci SA	8	632
		5,965
Germany 8.8%
Allianz SE	5	963
BASF SE	11	1,132
Daimler AG	13	974
Deutsche Post AG	25	844
Deutsche Telekom AG	63	1,099
Muenchener Rueckversicherungs AG	7	1,350
Siemens AG	8	1,041
		7,403
Italy 2.5%
Snam Rete Gas SpA	201	869
Terna Rete Elettrica Nazionale SpA	242	1,199
		2,068
Netherlands 1.3%
Royal Dutch Shell Plc - Class A - ADR	21	1,114
Norway 1.9%
Orkla ASA	78	701
Statoil ASA	50	866
		1,567
Singapore 1.2%
Singapore Exchange Ltd.	85	468
Singapore Telecommunications Ltd.	194	543
		1,011
Spain 0.7%
Gas Natural SDG SA	27	596
Sweden 0.7%
Svenska Handelsbanken AB - Class A	41	564
Switzerland 4.3%
Nestle SA	12	913
Novartis AG	11	802
Roche Holding AG	4	943
Swisscom AG	2	1,005
		3,663
Taiwan 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	19	629
United Kingdom 13.7%
AstraZeneca Plc - ADR	34	1,054
BAE Systems Plc	135	1,084
British American Tobacco Plc	19	1,238
Diageo Plc	21	610

	Shares/Par†	Value
GlaxoSmithKline Plc	56	1,158
Imperial Brands Plc	24	1,174
National Grid Plc	107	1,364
Sky Plc	72	879
SSE Plc	37	693
Unilever Plc	17	831
Vodafone Group Plc	564	1,471
		11,556
United States of America 46.3%
AbbVie Inc.	14	908
Altria Group Inc.	17	1,242
Ameren Corp.	20	1,085
Arthur J Gallagher & Co.	9	522
AT&T Inc.	37	1,520
Automatic Data Processing Inc.	6	593
BlackRock Inc.	1	551
CenturyLink Inc.	19	453
Cisco Systems Inc.	28	944
CME Group Inc.	4	532
Coca-Cola Co.	11	466
Dominion Resources Inc.	11	847
Dow Chemical Co.	15	931
Duke Energy Corp.	17	1,401
Eaton Corp. Plc	10	715
Emerson Electric Co.	11	655
Entergy Corp.	13	967
Enterprise Products Partners LP	30	832
Exxon Mobil Corp.	12	964
Iron Mountain Inc.	25	887
Johnson & Johnson	5	596
Kimberly-Clark Corp.	7	865
Lockheed Martin Corp.	2	540
McDonald's Corp.	7	895
Merck & Co. Inc.	11	675
Microchip Technology Inc.	9	687
Microsoft Corp.	10	641
Occidental Petroleum Corp.	15	947
People's United Financial Inc.	31	565
PepsiCo Inc.	5	553
Pfizer Inc.	27	918
Philip Morris International Inc.	13	1,476
PPL Corp.	40	1,494
Procter & Gamble Co.	7	668
QUALCOMM Inc.	21	1,188
Regal Entertainment Group - Class A	29	663
Reynolds American Inc.	17	1,066
Southern Co.	13	662
Texas Instruments Inc.	9	744
United Parcel Service Inc. - Class B	8	832
Verizon Communications Inc.	31	1,506
Waste Management Inc.	10	701
WEC Energy Group Inc.	16	978
Wells Fargo & Co.	11	610
Welltower Inc.	21	1,504
		38,989
Total Common Stocks (cost $77,644)		81,951
SHORT TERM INVESTMENTS 2.3%
Investment Companies 2.3%
JNL Money Market Fund, 0.53% (a) (b)	1,897	1,897
Total Short Term Investments (cost $1,897)		1,897
Total Investments 99.6% (cost $79,541)		83,848
Other Assets and Liabilities, Net 0.4%		366
Total Net Assets 100.0%		$84,214

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/FAMCO Flex Core Covered Call Fund
COMMON STOCKS 99.7%
Consumer Discretionary 8.9%
AutoZone Inc. (a) (b)	4	$2,675
CBS Corp. - Class B (b)	43	2,982
Walt Disney Co. (b)	26	2,903
Whirlpool Corp. (b)	19	3,221
		11,781
Consumer Staples 4.0%
General Mills Inc. (b)	44	2,608
Mondelez International Inc. - Class A (b)	63	2,731
		5,339
Energy 11.0%
Chevron Corp. (b)	34	3,683
Exxon Mobil Corp. (b)	32	2,600
Halliburton Co. (b)	82	4,040
Valero Energy Corp. (b)	64	4,236
		14,559
Financials 19.9%
American Express Co. (b)	44	3,481
Bank of America Corp. (b)	191	4,496
BlackRock Inc. (b)	11	4,103
Goldman Sachs Group Inc. (b)	23	5,261
JPMorgan Chase & Co. (b)	65	5,710
U.S. Bancorp (b)	65	3,353
		26,404
Health Care 15.9%
Allergan Plc (b)	23	5,543
Amgen Inc. (b)	15	2,494
Bristol-Myers Squibb Co. (b)	49	2,659
Express Scripts Holding Co. (a) (b)	14	956
Medtronic Plc (b)	59	4,729
	Shares/Par†	Value
Pfizer Inc. (b)	136	4,656
		21,037
Industrials 14.9%
General Electric Co. (b)	133	3,957
Honeywell International Inc. (b)	43	5,369
Lockheed Martin Corp. (b)	10	2,783
Raytheon Co. (b)	33	5,063
United Parcel Service Inc. - Class B (b)	24	2,543
		19,715
Information Technology 18.3%
Apple Inc. (b)	46	6,666
Cisco Systems Inc. (b)	160	5,401
Intel Corp. (b)	112	4,033
Oracle Corp. (b)	99	4,430
QUALCOMM Inc. (b)	66	3,790
		24,320
Materials 5.0%
Dow Chemical Co. (b)	103	6,557
Telecommunication Services 1.8%
Verizon Communications Inc. (b)	50	2,433
Total Common Stocks (cost $116,336)		132,145
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Money Market Fund, 0.53% (c) (d)	1,977	1,977
Total Short Term Investments (cost $1,977)		1,977
Total Investments 101.2% (cost $118,313)		134,122
Other Derivative Instruments (1.3)%		(1,717)
Other Assets and Liabilities, Net 0.1%		157
Total Net Assets 100.0%		$132,562

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Options on Securities
Allergan Plc	Call	245.00	04/21/17	56	$(11)
Allergan Plc	Call	245.00	04/21/17	176	(33)
American Express Co.	Call	80.00	04/21/17	440	(49)
Amgen Inc.	Call	170.00	04/21/17	70	(4)
Amgen Inc.	Call	165.00	04/21/17	82	(17)
Apple Inc.	Call	145.00	05/19/17	464	(165)
AutoZone Inc.	Call	740.00	04/21/17	37	(18)
Bank of America Corp.	Call	23.50	04/21/17	1,625	(106)
Bank of America Corp.	Call	24.50	05/05/17	281	(11)
BlackRock Inc.	Call	410.00	04/21/17	107	(6)
Bristol-Myers Squibb Co.	Call	60.00	09/15/17	17	(3)
Bristol-Myers Squibb Co.	Call	60.00	09/15/17	472	(71)
CBS Corp.	Call	67.50	05/19/17	21	(7)
CBS Corp.	Call	67.50	05/19/17	409	(146)
Chevron Corp.	Call	110.00	04/21/17	343	(15)
Cisco Systems Inc.	Call	34.00	05/19/17	1,598	(102)
Dow Chemical Co.	Call	65.00	04/21/17	226	(9)
Dow Chemical Co.	Call	65.00	04/21/17	803	(31)
Dow Chemical Co.	Call	64.00	04/21/17	3	—
Express Scripts Holding Co.	Call	65.00	04/21/17	145	(29)
Exxon Mobil Corp.	Call	87.50	01/19/18	301	(58)
Exxon Mobil Corp.	Call	85.00	01/19/18	16	(5)
General Electric Co.	Call	30.00	04/21/17	882	(30)
General Electric Co.	Call	31.00	04/21/17	443	(4)
General Electric Co.	Call	30.00	04/21/17	3	—
General Mills Inc.	Call	60.00	07/21/17	6	(1)
General Mills Inc.	Call	62.50	07/21/17	436	(35)
Goldman Sachs Group Inc.	Call	235.00	04/21/17	29	(8)
Goldman Sachs Group Inc.	Call	250.00	04/21/17	199	(7)
Goldman Sachs Group Inc.	Call	235.00	04/28/17	1	—
Halliburton Co.	Call	50.00	04/21/17	36	(3)
Halliburton Co.	Call	54.00	04/28/17	785	(14)
Honeywell International Inc.	Call	130.00	06/16/17	430	(61)

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Intel Corp.	Call	35.50	04/21/17	367	(30)
Intel Corp.	Call	35.00	04/21/17	707	(86)
Intel Corp.	Call	35.50	04/21/17	44	(4)
JPMorgan Chase & Co.	Call	87.50	04/21/17	650	(97)
Lockheed Martin Corp.	Call	270.00	04/21/17	104	(27)
Medtronic Plc	Call	82.00	04/21/17	1	—
Medtronic Plc	Call	82.50	04/21/17	356	(10)
Medtronic Plc	Call	82.00	04/21/17	230	(8)
Mondelez International Inc.	Call	44.50	04/07/17	613	(5)
Mondelez International Inc.	Call	44.00	04/21/17	21	(1)
Oracle Corp.	Call	45.00	04/21/17	107	(3)
Oracle Corp.	Call	47.00	07/21/17	886	(57)
Pfizer Inc.	Call	34.00	04/21/17	1,361	(73)
Qualcomm Inc.	Call	60.00	04/21/17	661	(27)
Raytheon Co.	Call	155.00	04/21/17	332	(28)
United Parcel Service Inc.	Call	108.00	04/28/17	236	(42)
United Parcel Service Inc.	Call	108.00	04/28/17	1	—
US Bancorp	Call	54.00	04/21/17	651	(8)
Valero Energy Corp.	Call	68.50	04/13/17	611	(13)
Valero Energy Corp.	Call	67.50	04/21/17	28	(2)
Verizon Communications Inc.	Call	52.50	06/16/17	499	(8)
Walt Disney Co.	Call	115.00	05/19/17	256	(48)
Whirlpool Corp.	Call	175.00	05/19/17	188	(81)
					$(1,717)

Summary of Written Options
	Number of Contracts†	Premiums
Options outstanding at December 31, 2016	17,747	2,655
Options written during the period	44,996	5,524
Options closed during the period	(35,606)	(4,600)
Options exercised during the period	(554)	(107)
Options expired during the period	(6,731)	(706)
Options outstanding at March 31, 2017	19,852	2,766

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 98.2%
Australia 3.0%
Amcor Ltd.	81	$931
Caltex Australia Ltd.	39	888
		1,819
Belgium 1.7%
Anheuser-Busch InBev NV	9	1,028
Canada 3.0%
National Bank of Canada	21	881
Suncor Energy Inc.	32	971
		1,852
Denmark 3.4%
Carlsberg A/S - Class B	18	1,692
Nets Holdings A/S (a)	22	348
		2,040
Finland 3.9%
Sampo Oyj - Class A	50	2,350
France 8.1%
Elior (b)	34	772
Faurecia	13	640
Iliad SA	4	893
Valeo SA	28	1,845
Vivendi SA	39	754
		4,904
Germany 1.4%
Fresenius SE & Co. KGaA	11	871
Hong Kong 2.4%
AIA Group Ltd.	231	1,457
Ireland 6.3%
Accenture Plc - Class A	8	909
CRH Plc	26	906
Kerry Group Plc - Class A	11	878
Medtronic Plc	11	897
Permanent TSB Group Holdings Plc (a) (b)	103	265
		3,855
Israel 2.5%
Frutarom Industries Ltd.	9	526
Israel Discount Bank Ltd. - Class A (a)	430	1,009
		1,535
Italy 2.5%
Banca Mediolanum SpA	92	671
Unicredit SpA	54	840
		1,511
Japan 17.3%
AEON Financial Service Co. Ltd. (b)	77	1,454
Asics Corp.	35	571
CyberAgent Inc.	15	442
Daiwa House Industry Co. Ltd.	81	2,334
Don Quijote Holdings Co. Ltd.	60	2,088
Fanuc Ltd.	7	1,400
Makita Corp.	31	1,087
Shimano Inc.	5	762
	Shares/Par†	Value
Tokyo Electron Ltd.	3	383
		10,521
Luxembourg 0.5%
ArcelorMittal (a)	37	308
Netherlands 1.5%
Wolters Kluwer NV	22	905
New Zealand 2.0%
Z Energy Ltd.	250	1,220
Norway 4.7%
Europris ASA	79	341
Statoil ASA	85	1,467
Telenor ASA	61	1,018
		2,826
Singapore 1.2%
DBS Group Holdings Ltd.	52	723
Sweden 5.0%
Assa Abloy AB - Class B	59	1,216
Hexagon AB - Class B	15	609
Saab AB - Class B (b)	11	455
Swedbank AB - Class A (b)	33	761
		3,041
Switzerland 1.4%
Cie Financiere Richemont SA	11	870
United Kingdom 26.4%
Aon Plc - Class A	10	1,215
Ashtead Group Plc	22	447
Associated British Foods Plc	25	818
British American Tobacco Plc	33	2,187
BT Group Plc	172	686
Coca-Cola European Partners Plc	17	620
Compass Group Plc	65	1,224
ConvaTec Group Plc (a)	184	644
Diageo Plc	47	1,350
Informa Plc	185	1,513
London Stock Exchange Group Plc	28	1,134
Rentokil Initial Plc	214	661
Shire Plc	33	1,896
Spire Healthcare Group Plc	171	693
Worldpay Group Plc	257	951
		16,039
Total Common Stocks (cost $57,223)		59,675
SHORT TERM INVESTMENTS 4.5%
Investment Companies 0.6%
JNL Money Market Fund, 0.53% (c) (d)	379	379
Securities Lending Collateral 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (d)	2,368	2,368
Total Short Term Investments (cost $2,747)		2,747
Total Investments 102.7% (cost $59,970)		62,422
Other Assets and Liabilities, Net (2.7)%		(1,658)
Total Net Assets 100.0%		$60,764

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
JPY/USD	SSB	04/03/17	JPY	13,342	$120	$—
JPY/USD	SSB	04/04/17	JPY	9,546	86	—
USD/CAD	SSB	04/04/17	CAD	(43)	(33)	—
					$173	$—

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Neuberger Berman Currency Fund
GOVERNMENT AND AGENCY OBLIGATIONS 45.7%
U.S. Government Agency Obligations 45.7%
Federal Farm Credit Bank
0.99%, 04/17/17 (a) (b)	1,160	$1,160
1.01%, 04/26/17 (a) (b)	2,850	2,851
0.65%, 05/08/17 (b)	1,630	1,630
0.86%, 06/05/17 (a) (b)	2,000	2,001
0.87%, 08/04/17 (a) (b)	1,900	1,902
2.00%, 08/15/17 (b)	2,000	2,008
1.13%, 09/22/17 (b)	4,000	4,004
Federal Home Loan Bank
0.58%, 04/24/17 (a) (b)	12,000	12,000
4.88%, 05/17/17 (b)	3,165	3,181
0.88%, 05/24/17 (b)	9,545	9,546
0.75%, 05/25/17 (b)	1,500	1,500
Federal Home Loan Mortgage Corp.
0.98%, 04/20/17 (a) (b)	13,075	13,077
0.67%, 05/30/17 (b)	2,200	2,200
1.00%, 06/29/17 (b)	7,000	7,002
1.00%, 07/28/17 (b)	3,500	3,501
Federal National Mortgage Association
1.13%, 04/27/17 (b)	11,367	11,372
5.00%, 05/11/17 (b)	8,324	8,361
	Shares/Par†	Value
5.38%, 06/12/17 (b)	6,000	6,052
Total Government And Agency Obligations (cost $93,368)		93,348
SHORT TERM INVESTMENTS 54.1%
Investment Companies 2.7%
JNL Money Market Fund, 0.53% (c) (d)	5,610	5,610
Treasury Securities 46.5%
U.S. Treasury Bill
0.50%, 04/13/17	35,000	34,991
0.48%, 04/27/17	30,000	29,986
0.67%, 05/11/17	30,000	29,977
		94,954
U.S. Government Agency Obligations 4.9%
Federal Farm Credit Bank
0.72%, 04/24/17 - 04/27/17 (b)	10,000	9,995
Total Short Term Investments (cost $110,561)		110,559
Total Investments 99.8% (cost $203,929)		203,907
Other Derivative Instruments 0.1%		213
Other Assets and Liabilities, Net 0.1%		280
Total Net Assets 100.0%		$204,400

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
AUD/USD	GSC	05/11/17	AUD	22,251	$16,988	$119
AUD/USD	RBC	05/11/17	AUD	22,415	17,114	(37)
AUD/USD	RBC	05/11/17	AUD	20,820	15,896	114
AUD/USD	SGB	05/11/17	AUD	2,444	1,866	(7)
AUD/USD	SGB	05/11/17	AUD	33,867	25,857	118
AUD/USD	SSB	05/11/17	AUD	8,682	6,629	(14)
AUD/USD	SSB	05/11/17	AUD	17,797	13,588	23
CAD/USD	GSC	05/11/17	CAD	5,158	3,881	(57)
CAD/USD	GSC	05/11/17	CAD	25,385	19,098	130
CAD/USD	RBC	05/11/17	CAD	23,735	17,858	(270)
CAD/USD	RBC	05/11/17	CAD	46,755	35,177	190
CAD/USD	SGB	05/11/17	CAD	117,761	88,598	(1,070)
CAD/USD	SSB	05/11/17	CAD	14,287	10,749	(146)
CAD/USD	SSB	05/11/17	CAD	1,511	1,137	16
CHF/USD	GSC	05/11/17	CHF	7,707	7,711	(12)
CHF/USD	GSC	05/11/17	CHF	3,632	3,634	20
CHF/USD	RBC	05/11/17	CHF	13,289	13,295	(62)
CHF/USD	SGB	05/11/17	CHF	898	899	(8)
CHF/USD	SGB	05/11/17	CHF	3,806	3,808	4
CHF/USD	SSB	05/11/17	CHF	55,994	56,022	(292)
CHF/USD	SSB	05/11/17	CHF	7,762	7,766	41
EUR/USD	GSC	05/11/17	EUR	34,830	37,220	(99)
EUR/USD	RBC	05/11/17	EUR	29,765	31,807	(160)
EUR/USD	RBC	05/11/17	EUR	14,400	15,388	140
EUR/USD	SGB	05/11/17	EUR	2,158	2,306	(5)
EUR/USD	SGB	05/11/17	EUR	2,883	3,081	19
EUR/USD	SSB	05/11/17	EUR	4,710	5,033	(68)
GBP/USD	GSC	05/11/17	GBP	4,477	5,614	68
GBP/USD	RBC	05/11/17	GBP	2,031	2,546	(4)
GBP/USD	RBC	05/11/17	GBP	43,825	54,957	952
GBP/USD	SGB	05/11/17	GBP	9,868	12,374	137
GBP/USD	SSB	05/11/17	GBP	6,287	7,885	201
JPY/USD	GSC	05/11/17	JPY	909,087	8,177	223
JPY/USD	RBC	05/11/17	JPY	4,769,547	42,904	530
JPY/USD	SGB	05/11/17	JPY	576,557	5,186	58
JPY/USD	SSB	05/11/17	JPY	321,917	2,896	(8)
JPY/USD	SSB	05/11/17	JPY	2,596,061	23,353	181
MXN/USD	GSC	05/11/17	MXN	182,817	9,708	995
MXN/USD	RBC	05/11/17	MXN	20,458	1,086	107
NOK/USD	GSC	05/11/17	NOK	42,543	4,957	(133)
NOK/USD	RBC	05/11/17	NOK	233,572	27,214	(737)
NOK/USD	SGB	05/11/17	NOK	278,059	32,397	(1,001)
NOK/USD	SSB	05/11/17	NOK	209,103	24,363	(694)
NOK/USD	SSB	05/11/17	NOK	14,976	1,745	4
NZD/USD	GSC	05/11/17	NZD	28,247	19,782	(349)
NZD/USD	RBC	05/11/17	NZD	60,044	42,049	(1,181)
NZD/USD	RBC	05/11/17	NZD	11,556	8,093	25
NZD/USD	SGB	05/11/17	NZD	17,988	12,598	(431)
NZD/USD	SSB	05/11/17	NZD	68,208	47,768	(1,422)
NZD/USD	SSB	05/11/17	NZD	9,686	6,783	68
SEK/USD	GSC	05/11/17	SEK	102,702	11,481	(103)
SEK/USD	RBC	05/11/17	SEK	316,239	35,354	(405)
SEK/USD	RBC	05/11/17	SEK	126,360	14,126	60
SEK/USD	SGB	05/11/17	SEK	20,925	2,339	13
SEK/USD	SSB	05/11/17	SEK	152,159	17,011	(192)
SEK/USD	SSB	05/11/17	SEK	80,686	9,020	65
USD/AUD	GSC	05/11/17	AUD	(8,877)	(6,777)	(27)
USD/AUD	GSC	05/11/17	AUD	(8,825)	(6,738)	8
USD/AUD	RBC	05/11/17	AUD	(57,402)	(43,825)	(271)
USD/AUD	RBC	05/11/17	AUD	(7,335)	(5,600)	27
USD/AUD	SGB	05/11/17	AUD	(2,239)	(1,710)	(2)
USD/AUD	SGB	05/11/17	AUD	(13,112)	(10,011)	15
USD/AUD	SSB	05/11/17	AUD	(91,541)	(69,890)	(356)
USD/AUD	SSB	05/11/17	AUD	(10,523)	(8,034)	30
USD/CAD	GSC	05/11/17	CAD	(1,906)	(1,434)	(3)
USD/CAD	GSC	05/11/17	CAD	(78,218)	(58,848)	438
USD/CAD	RBC	05/11/17	CAD	(11,882)	(8,940)	(55)
USD/CAD	RBC	05/11/17	CAD	(118,481)	(89,141)	857
USD/CAD	SGB	05/11/17	CAD	(7,975)	(6,000)	85
USD/CAD	SSB	05/11/17	CAD	(5,612)	(4,222)	(23)
USD/CHF	GSC	05/11/17	CHF	(2,056)	(2,057)	(25)
USD/CHF	GSC	05/11/17	CHF	(4,464)	(4,467)	45
USD/CHF	RBC	05/11/17	CHF	(21,551)	(21,561)	(171)
USD/CHF	RBC	05/11/17	CHF	(31,913)	(31,929)	200
USD/CHF	SGB	05/11/17	CHF	(5,187)	(5,189)	(19)
USD/CHF	SGB	05/11/17	CHF	(68,791)	(68,827)	357
USD/CHF	SSB	05/11/17	CHF	(1,266)	(1,267)	23
USD/EUR	GSC	05/11/17	EUR	(8,322)	(8,892)	(87)
USD/EUR	GSC	05/11/17	EUR	(5,136)	(5,488)	57
USD/EUR	RBC	05/11/17	EUR	(20,375)	(21,774)	(213)
USD/EUR	RBC	05/11/17	EUR	(10,812)	(11,553)	115
USD/EUR	SGB	05/11/17	EUR	(2,055)	(2,196)	(6)
USD/EUR	SGB	05/11/17	EUR	(2,867)	(3,064)	28
USD/EUR	SSB	05/11/17	EUR	(15,211)	(16,255)	(60)

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/EUR	SSB	05/11/17	EUR	(28,538)	(30,496)	143
USD/GBP	GSC	05/11/17	GBP	(4,379)	(5,491)	(38)
USD/GBP	RBC	05/11/17	GBP	(13,254)	(16,620)	(186)
USD/GBP	SGB	05/11/17	GBP	(3,812)	(4,780)	(19)
USD/GBP	SSB	05/11/17	GBP	(29,711)	(37,258)	(375)
USD/GBP	SSB	05/11/17	GBP	(7,674)	(9,623)	34
USD/JPY	GSC	05/11/17	JPY	(1,103,216)	(9,924)	(122)
USD/JPY	GSC	05/11/17	JPY	(175,691)	(1,580)	4
USD/JPY	RBC	05/11/17	JPY	(3,550,646)	(31,939)	(577)
USD/JPY	RBC	05/11/17	JPY	(1,061,722)	(9,551)	13
USD/JPY	SGB	05/11/17	JPY	(2,004,815)	(18,034)	(132)
USD/JPY	SSB	05/11/17	JPY	(899,182)	(8,089)	(167)
USD/JPY	SSB	05/11/17	JPY	(421,668)	(3,793)	35
USD/MXN	GSC	05/11/17	MXN	(59,324)	(3,150)	(266)
USD/MXN	SSB	05/11/17	MXN	(144,033)	(7,649)	(707)
USD/NOK	GSC	05/11/17	NOK	(258,536)	(30,122)	704
USD/NOK	RBC	05/11/17	NOK	(154,497)	(18,000)	361
USD/NOK	SGB	05/11/17	NOK	(75,011)	(8,740)	361
USD/NOK	SSB	05/11/17	NOK	(33,569)	(3,912)	89
USD/NZD	GSC	05/11/17	NZD	(19,727)	(13,816)	528
USD/NZD	RBC	05/11/17	NZD	(2,279)	(1,596)	(4)
USD/NZD	RBC	05/11/17	NZD	(31,925)	(22,358)	539
USD/NZD	SGB	05/11/17	NZD	(94,544)	(66,211)	2,456
USD/NZD	SSB	05/11/17	NZD	(3,065)	(2,146)	(28)
USD/NZD	SSB	05/11/17	NZD	(15,958)	(11,175)	166
USD/SEK	GSC	05/11/17	SEK	(64,421)	(7,202)	(31)
USD/SEK	GSC	05/11/17	SEK	(81,452)	(9,106)	96
USD/SEK	RBC	05/11/17	SEK	(17,271)	(1,931)	(6)
USD/SEK	RBC	05/11/17	SEK	(114,666)	(12,820)	158
USD/SEK	SGB	05/11/17	SEK	(165,046)	(18,451)	242
USD/SEK	SSB	05/11/17	SEK	(272,050)	(30,413)	321
					$(25,493)	$213

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 20.8%
BMW Vehicle Lease Trust
Series 2017-A2-1, 1.64%, 11/20/18	230	$230
BMW Vehicle Owner Trust
Series 2016-A2A-A, 0.99%, 03/26/18	408	407
Chase Issuance Trust
Series 2012-A2-A2, 1.18%, 05/15/17 (b)	1,000	1,000
Citibank Credit Card Issuance Trust
Series 2017-A1-A1, 1.19%, 01/17/19 (b)	325	325
Ford Credit Auto Owner Trust
Series 2017-A2A-A, 1.33%, 09/15/18	165	165
Huntington Auto Trust
Series 2016-A2-1, 1.29%, 04/16/18	175	175
Penarth Master Issuer Plc
Series 2015-A1-2A, 1.38%, 05/18/17 (b) (c)	1,055	1,055
Toyota Auto Receivables Owner Trust
Series 2016-A2A-D, 1.06%, 05/15/19	115	115
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,473)		3,472
CORPORATE BONDS AND NOTES 58.3%
Consumer Discretionary 2.3%
Comcast Cable Communications LLC
8.88%, 05/01/17	110	111
NBCUniversal Enterprise Inc.
1.71%, 04/15/18 (b) (c)	275	277
		388
Consumer Staples 3.3%
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	255	255
Wal-Mart Stores Inc.
5.52%, 06/01/18 (d)	295	297
		552
Energy 9.2%
BP Capital Markets Plc
1.85%, 05/05/17	125	125
1.39%, 08/14/18 (b)	70	70
Chevron Corp.
1.54%, 05/16/18 (b)	385	387
Enterprise Products Operating LLC
6.30%, 09/15/17	290	296
Shell International Finance BV
1.35%, 05/10/17 (b)	460	460
Total Capital International SA
1.55%, 06/28/17	200	200
		1,538
Financials 26.8%
Bank of America NA
1.43%, 06/15/17 (b)	250	250
Berkshire Hathaway Finance Corp.
1.82%, 03/15/19 (b)	240	243
Citigroup Inc.
1.96%, 12/07/18 (b)	350	352
Goldman Sachs Group Inc.
2.08%, 04/25/19 (b)	215	217
John Deere Capital Corp.
1.31%, 01/16/18 (b)	215	215
JPMorgan Chase & Co.
1.94%, 01/25/18 (b)	490	493
Mizuho Bank Ltd.
1.60%, 09/25/17 (b) (c)	625	626
Moody's Corp.
1.41%, 09/04/18 (b)	155	155
Morgan Stanley
1.84%, 02/14/20 (b)	325	326
Principal Life Global Funding II
1.20%, 05/19/17 (c)	150	150
1.35%, 05/21/18 (b) (c)	160	160
	Shares/Par†	Value
Royal Bank of Canada
1.38%, 06/16/17 (b)	195	195
Toyota Motor Credit Corp.
1.39%, 04/06/18 (b)	345	346
1.87%, 02/19/19 (b)	185	187
Wells Fargo & Co.
1.37%, 09/08/17 (b)	285	285
Westpac Banking Corp.
1.53%, 03/06/20 (b)	285	285
		4,485
Health Care 2.0%
Express Scripts Holding Co.
1.25%, 06/02/17	170	170
Johnson & Johnson
1.32%, 03/01/19 (b)	160	160
		330
Industrials 2.4%
ERAC USA Finance LLC
6.38%, 10/15/17 (c)	185	190
United Technologies Corp.
1.80%, 06/01/17	205	205
		395
Information Technology 7.0%
Apple Inc.
1.87%, 02/22/19 (b)	475	482
Hewlett Packard Enterprise Co.
2.45%, 10/05/17	185	186
Oracle Corp.
1.21%, 07/07/17 (b)	500	500
		1,168
Real Estate 1.3%
Simon Property Group LP
2.15%, 09/15/17	220	221
Telecommunication Services 2.7%
AT&T Inc.
1.70%, 06/01/17	250	250
Verizon Communications Inc.
2.87%, 09/14/18 (b)	205	209
		459
Utilities 1.3%
Duke Energy Progress LLC
1.26%, 11/20/17 (b)	210	210
Total Corporate Bonds And Notes (cost $9,731)		9,746
SHORT TERM INVESTMENTS 12.4%
Investment Companies 5.9%
JNL Money Market Fund, 0.53% (e) (f) (g)	985	985
Treasury Securities 6.5%
U.S. Treasury Bill
0.89%, 09/28/17 (g) (h)	1,100	1,095
Total Short Term Investments (cost $2,080)		2,080
Total Investments 91.5% (cost $15,284)		15,298
Other Derivative Instruments 1.9%		319
Other Assets and Liabilities, Net 6.6%		1,108
Total Net Assets 100.0%		$16,725

(a) Consolidated Schedule of Investments.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $2,458 and 14.7%, respectively.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

(g) All or a portion of the security is held in the respective subsidiary.

(h) All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Brent Crude Oil ‡	20	May 2017	1,133	$8	$(57)
Cocoa ‡	10	July 2017	198	—	12
Coffee 'C' ‡	5	July 2017	268	—	(3)
Copper ‡	10	July 2017	678	(5)	(11)
Corn ‡	73	July 2017	1,324	25	33
Cotton No. 2 ‡	11	July 2017	426	5	6
Feeder Cattle ‡	4	May 2017	246	3	20
Gold 100 oz. ‡	11	June 2017	1,388	4	(12)
KCBT Wheat ‡	25	July 2017	548	4	(6)
Lean Hogs ‡	18	June 2017	559	(3)	(27)
Live Cattle ‡	9	July 2017	381	—	18
LME Aluminum ‡	8	June 2017	380	1	13
LME Lead ‡	11	June 2017	625	—	19
LME Nickel ‡	10	June 2017	658	—	(57)
LME Zinc ‡	9	June 2017	636	—	(13)
Low Sulphur Gas Oil ‡	12	June 2017	599	(1)	(32)
Natural Gas ‡	14	June 2017	402	—	54
NY Harbor ULSD ‡	15	June 2017	1,030	9	(34)
Platinum ‡	18	July 2017	933	(3)	(76)
RBOB Gasoline ‡	15	June 2017	1,095	11	(26)
Silver ‡	7	July 2017	647	2	(6)
Soybean ‡	11	July 2017	565	(9)	(39)
Soybean Meal ‡	21	July 2017	684	(14)	(29)
Soybean Oil ‡	8	July 2017	169	(1)	(15)
Sugar #11 (World Markets) ‡	11	September 2017	236	(1)	(28)
Wheat ‡	25	July 2017	543	6	6
WTI Crude Oil ‡	19	June 2017	1,041	6	(71)
				$47	$(361)

‡All or a portion of the derivative instrument is held in the respective subsidiary.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Nicholas Convertible Arbitrage Fund
COMMON STOCKS 0.5%
Health Care 0.5%
Incyte Corp. (a)	12	$1,653
Total Common Stocks (cost $979)		1,653
PREFERRED STOCKS 6.5%
Health Care 3.8%
Allergan Plc, 5.50%, 03/01/18 (b)	16	13,911
Industrials 0.9%
Rexnord Corp. - Series A, 5.75%, 11/15/19	56	3,095
Information Technology 0.5%
Belden Inc. - Series B, 6.75%, 07/15/19	19	1,846
Telecommunication Services 1.3%
T-Mobile US Inc. - Series A, 5.50%, 12/15/17 (b)	45	4,722
Total Preferred Stocks (cost $24,766)		23,574
INVESTMENT COMPANIES 0.7%
iShares TIPS Bond ETF	22	2,513
Total Investment Companies (cost $2,404)		2,513
CORPORATE BONDS AND NOTES 89.9%
Consumer Discretionary 10.0%
Ctrip.com International Ltd.
1.25%, 09/15/22 (b) (c) (d)	7,785	8,057
Liberty Interactive LLC
1.75%, 09/30/46 (b) (d)	9,185	10,327
Liberty Media Corp.
1.38%, 10/15/23 (b)	4,080	4,613
2.25%, 09/30/46 (b) (d)	3,910	4,213
Priceline.com Inc.
1.00%, 03/15/18 (b)	4,765	8,970
		36,180
Energy 8.3%
Cheniere Energy Inc.
4.25%, 03/15/45 (b) (c)	6,130	4,168
Ensco Jersey Finance Ltd.
3.00%, 01/31/24 (b) (c) (d)	1,470	1,434
Nabors Industries Inc.
0.75%, 01/15/24 (b) (d)	5,500	5,139
Oasis Petroleum Inc.
2.63%, 09/15/23 (b)	1,385	1,865
PDC Energy Inc.
1.13%, 09/15/21 (b)	4,145	4,246
Scorpio Tankers Inc.
2.38%, 07/01/19 (b) (d)	6,595	5,981
SM Energy Co.
1.50%, 07/01/21 (b)	2,880	2,853
Weatherford International Ltd.
5.88%, 07/01/21 (b)	3,250	4,174
		29,860
Financials 3.7%
Encore Capital Group Inc.
3.25%, 03/15/22 (b) (d)	640	590
MGIC Investment Corp.
2.00%, 04/01/20 (b)	1,640	2,389
9.00%, 04/01/63 (b) (d)	1,680	2,167
Portfolio Recovery Associates Inc.
3.00%, 08/01/20 (b)	9,250	8,285
		13,431
Health Care 17.1%
BioMarin Pharmaceutical Inc.
1.50%, 10/15/20 (b) (c)	6,100	7,202
Hologic Inc.
0.00%, 12/15/43 (b) (c) (e)	5,140	6,361
Horizon Pharma Investment Ltd.
2.50%, 03/15/22 (b) (c)	8,420	7,662
Jazz Investments I Ltd.
1.88%, 08/15/21 (b)	3,820	4,071
Medicines Co.
2.50%, 01/15/22 (b)	4,820	7,598
Nevro Corp.
1.75%, 06/01/21 (b)	4,650	5,626
	Shares/Par†	Value
NuVasive Inc.
2.25%, 03/15/21 (b)	8,410	11,469
Repligen Corp.
2.13%, 06/01/21 (b)	2,400	3,063
Spectranetics Corp.
2.63%, 06/01/34 (b)	4,610	5,258
Tesaro Inc.
3.00%, 10/01/21 (b)	720	3,190
		61,500
Industrials 5.3%
Dycom Industries Inc.
0.75%, 09/15/21 (b) (c)	9,135	10,659
Echo Global Logistics Inc.
2.50%, 05/01/20 (b) (c)	5,830	5,491
Trinity Industries Inc.
3.88%, 06/01/36 (b)	2,500	3,036
		19,186
Information Technology 44.6%
Blackhawk Network Holdings Inc.
1.50%, 01/15/22 (b) (c) (d)	7,395	7,890
Carbonite Inc.
2.50%, 04/01/22 (b) (d)	400	425
Ciena Corp.
3.75%, 10/15/18 (b) (c) (d)	6,500	8,482
Electronics For Imaging Inc.
0.75%, 09/01/19 (b) (c)	6,440	6,995
Euronet Worldwide Inc.
1.50%, 10/01/44 (b) (c)	5,110	6,461
Finisar Corp.
0.50%, 12/15/36 (b)	5,150	5,021
Inphi Corp.
1.13%, 12/01/20 (b)	3,860	5,320
Integrated Device Technology Inc.
0.88%, 11/15/22 (b) (c)	4,178	4,186
Intel Corp.
2.95%, 12/15/35 (b)	4,155	5,656
j2 Global Inc.
3.25%, 06/15/29 (b) (c)	3,405	4,597
Lumentum Holdings Inc.
0.25%, 03/15/24 (b) (d)	1,825	2,030
Mentor Graphics Corp.
4.00%, 04/01/31 (b)	3,895	7,325
Microchip Technology Inc.
1.63%, 02/15/25 (b)	4,755	6,817
1.63%, 02/15/27 (b) (d)	710	719
Micron Technology Inc.
1.63%, 02/15/33 (b)	2,000	5,287
Nuance Communications Inc.
1.00%, 12/15/35 (b)	7,975	7,591
NXP Semiconductors NV
1.00%, 12/01/19 (b)	7,000	8,102
Palo Alto Networks Inc.
0.00%, 07/01/19 (b) (f)	4,670	5,557
Pandora Media Inc.
1.75%, 12/01/20 (b)	4,700	4,712
Proofpoint Inc.
1.25%, 12/15/18 (b)	2,985	5,709
0.75%, 06/15/20 (b)	6,640	7,557
Salesforce.com Inc.
0.25%, 04/01/18 (b)	7,955	10,252
Square Inc.
0.38%, 03/01/22 (b) (d)	2,060	2,137
SunPower Corp.
4.00%, 01/15/23 (b)	5,175	4,046
Synchronoss Technologies Inc.
0.75%, 08/15/19 (b)	7,745	7,304
Workday Inc.
0.75%, 07/15/18 (b)	5,250	5,985
Yahoo! Inc.
0.00%, 12/01/18 (b) (f)	5,795	6,005
Zillow Group Inc.
2.00%, 12/01/21 (b) (d)	9,015	8,942
		161,110

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Materials 0.9%
Cemex SAB de CV
3.75%, 03/15/18 (b)	2,730	3,186
Total Corporate Bonds And Notes (cost $297,978)		324,453
SHORT TERM INVESTMENTS 3.3%
Investment Companies 3.3%
JNL Money Market Fund, 0.53% (g) (h)	11,980	11,980
Total Short Term Investments (cost $11,980)		11,980
Total Investments 100.9% (cost $338,107)		364,173
Total Securities Sold Short (41.3)% (proceeds $137,707)		(149,215)
Other Assets and Liabilities, Net 40.4%		146,083
Total Net Assets 100.0%		$361,041

(a) Non-income producing security.

(b) Convertible security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $68,533 and 19.0%, respectively.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (41.3%)
COMMON STOCKS (40.2%)
Consumer Discretionary (4.5%)
Charter Communications Inc. - Class A	(12)	$(3,967)
Ctrip.com International Ltd. - ADR	(48)	(2,358)
Priceline Group Inc.	(4)	(7,182)
Sirius XM Holdings Inc.	(350)	(1,805)
Time Warner Inc.	(11)	(1,094)
		(16,406)
Energy (2.8%)
Cheniere Energy Inc.	(18)	(839)
Ensco Plc - Class A	(59)	(530)
Nabors Industries Ltd.	(131)	(1,713)
Oasis Petroleum Inc.	(76)	(1,078)
PDC Energy Inc.	(32)	(1,967)
Scorpio Tankers Inc.	(238)	(1,058)
SM Energy Co.	(43)	(1,025)
Weatherford International Plc	(273)	(1,814)
		(10,024)
Financials (0.8%)
MGIC Investment Corp.	(142)	(1,434)
PRA Group Inc.	(49)	(1,634)
		(3,068)
Health Care (9.5%)
Allergan Plc	(26)	(6,278)
BioMarin Pharmaceutical Inc.	(29)	(2,561)
Hologic Inc.	(13)	(567)
Horizon Pharma Plc	(148)	(2,181)
Jazz Pharmaceuticals Plc	(6)	(827)
Medicines Co.	(109)	(5,328)
Nevro Corp.	(31)	(2,937)
NuVasive Inc.	(90)	(6,697)
Repligen Corp.	(45)	(1,582)
Spectranetics Corp.	(88)	(2,571)
TESARO Inc.	(18)	(2,770)
		(34,299)
Industrials (2.7%)
Dycom Industries Inc.	(52)	(4,820)
Echo Global Logistics Inc.	(55)	(1,176)
Rexnord Corp.	(79)	(1,819)
Trinity Industries Inc.	(71)	(1,880)
		(9,695)
Information Technology (18.7%)
Belden Inc.	(15)	(1,072)
Blackhawk Network Holdings Inc.	(67)	(2,728)
Carbonite Inc.	(8)	(156)
Ciena Corp.	(209)	(4,946)
Electronics for Imaging Inc.	(49)	(2,392)
Euronet Worldwide Inc.	(36)	(3,070)
Finisar Corp.	(58)	(1,594)
Inphi Corp.	(58)	(2,815)
Integrated Device Technology Inc.	(66)	(1,555)
Intel Corp.	(85)	(3,084)
j2 Global Inc.	(34)	(2,876)
Lumentum Holdings Inc.	(17)	(907)
Microchip Technology Inc.	(72)	(5,332)
	Shares/Par†	Value
Micron Technology Inc.	(146)	(4,219)
Nuance Communications Inc.	(146)	(2,536)
NXP Semiconductors NV	(10)	(1,058)
Palo Alto Networks Inc.	(33)	(3,675)
Pandora Media Inc.	(133)	(1,566)
Proofpoint Inc.	(107)	(7,965)
Salesforce.com Inc.	(66)	(5,432)
Square Inc. - Class A	(39)	(677)
SunPower Corp.	(93)	(568)
Synchronoss Technologies Inc.	(59)	(1,429)
Workday Inc. - Class A	(35)	(2,904)
Yahoo! Inc.	(9)	(422)
Zillow Group Inc. - Class C	(78)	(2,626)
		(67,604)
Materials (0.3%)
Cemex SAB de CV - ADR	(120)	(1,088)
Telecommunication Services (0.9%)
T-Mobile US Inc.	(49)	(3,184)
Total Common Stocks (proceeds $133,863)		(145,368)
INVESTMENT COMPANIES (1.1%)
iShares 1-3 Year Treasury Bond ETF	(23)	(1,921)
iShares 7-10 Year Treasury Bond Fund ETF	(18)	(1,926)
Total Investment Companies (proceeds $3,844)		(3,847)
Total Securities Sold Short (41.3%) (proceeds $137,707)		$(149,215)

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/PIMCO Credit Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.2%
Air Canada Pass-Through Trust
Series 2013-A-1, 4.13%, 05/15/25 (a)	86	$88
American Airlines Pass-Through Trust
Series 2011-A-1, 5.25%, 01/31/21	33	35
Series 2015-A-1, 3.38%, 05/01/27	279	273
Series 2016-AA-2, 3.20%, 06/15/28	200	196
Series 2017-AA-1, 3.65%, 02/15/29	300	301
Asset Backed Funding Corp. Trust
Series 2006-A2-OPT2, REMIC, 1.12%, 10/25/36 (b)	144	123
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2004-M1-HE6, REMIC, 1.93%, 09/25/34 (b)	56	55
Banc of America Alternative Loan Trust
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	64	61
Centex Home Equity Loan Trust
Series 2004-MV1-D, REMIC, 1.91%, 09/25/34 (b)	46	43
Citigroup Mortgage Loan Trust Inc.
Series 2007-A2B-AHL1, REMIC, 1.12%, 12/25/36 (b)	158	152
Series 2007-3A3A-10, REMIC, 3.97%, 09/25/37 (b)	34	28
Continental Airlines Inc. Pass-Through Trust
Series 2009-A-2, 7.25%, 11/10/19	47	52
Series 2012-B-2, 5.50%, 10/29/20	145	151
Countrywide Asset-Backed Certificates
Series 2004-M1-4, REMIC, 1.70%, 07/25/34 (b)	88	84
Series 2004-M1-5, REMIC, 1.84%, 08/25/34 (b)	41	40
Series 2006-1A-24, REMIC, 1.12%, 07/25/35 (b)	117	89
Series 2005-1A-AB4, REMIC, 1.22%, 03/25/36 (b)	55	45
CVS Pass-Through Trust
Series A, 7.51%, 01/10/32 (a)	58	72
Series 2013-PTC, 4.70%, 01/10/36 (a)	911	952
CWABS Asset-Backed Certificates Trust
Series 2006-2A2-14, REMIC, 1.13%, 04/25/33 (b)	55	55
First Franklin Mortgage Loan Trust
Series 2004-M3-FF8, REMIC, 2.41%, 10/25/34 (b)	50	44
GTP Acquisition Partners I LLC
Series 2015-A-2, 3.48%, 06/16/25 (c) (d)	300	300
HomeBanc Mortgage Trust
Series 2005-A1-4, REMIC, 1.25%, 10/25/35 (b)	22	21
HSI Asset Securitization Corp. Trust
Series 2006-M1-OPT1, REMIC, 1.34%, 12/25/35 (b)	100	95
JPMorgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 1.25%, 07/25/36 (b)	300	236
Lehman XS Trust
Series 2005-2A4-2, REMIC, 5.17%, 08/25/35	33	32
Morgan Stanley Home Equity Loan Trust
Series 2007-A1-2, REMIC, 1.08%, 04/25/37 (b)	14	9
Northwest Airlines Pass-Through Trust
Series 2002-G-2-1, 6.26%, 05/20/23	48	52
OMX Timber Finance Investments I LLC
Series 2014-A1, 5.42%, 01/29/20 (c) (d)	300	324
Park Place Securities Inc. Asset-Backed Pass-Through Certificates
Series 2004-M2-WHQ1, REMIC, 1.97%, 09/25/34 (b)	94	91
RALI Trust
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	88	82
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	99	79
RAMP Trust
Series 2005-A2-EFC7, REMIC, 1.21%, 12/25/35 (b)	260	194
RASC Trust
Series 2006-AI3-KS9, REMIC, 1.14%, 09/25/36 (b)	229	212
	Shares/Par†	Value
Renaissance Home Equity Loan Trust
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (b)	180	108
SBA Tower Trust
Series 2016-C-1, 2.88%, 07/15/21 (a)	600	596
Series 2013-D-1, REMIC, 3.60%, 04/16/18 (a)	100	100
SLM Private Credit Student Loan Trust
Series 2006-A4-B, REMIC, 1.31%, 09/15/17 (b)	5	5
Soundview Home Loan Trust
Series 2006-2A3-OPT3, REMIC, 1.15%, 06/25/36 (b)	85	79
Spirit Airlines Pass-Through Trust
Series 2015-A-1, 4.10%, 04/01/28	966	985
United Airlines Inc. Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	91	93
Series 2016-A-1, 3.45%, 07/07/28	1,000	980
Series 2016-A-2, 3.10%, 10/07/28	1,000	962
US Airways Pass-Through Trust
Series 2013-B-1, 5.38%, 11/15/21	131	137
Series 2013-A-1, 3.95%, 11/15/25	84	86
Virgin Australia Trust
Series 2013-1A, 5.00%, 10/23/23 (a)	57	59
Total Non-U.S. Government Agency Asset-Backed Securities (cost $8,823)		8,856
CORPORATE BONDS AND NOTES 81.4%
Consumer Discretionary 6.2%
Altice SA
7.75%, 05/15/22 (a)	200	212
Amazon.com Inc.
2.60%, 12/05/19	100	102
3.30%, 12/05/21	100	104
3.80%, 12/05/24	100	106
AMC Networks Inc.
5.00%, 04/01/24	200	200
AutoNation Inc.
6.75%, 04/15/18	300	315
Bacardi Ltd.
2.75%, 07/15/26 (a)	300	283
CBS Corp.
2.90%, 01/15/27	100	93
Charter Communications Operating LLC
4.46%, 07/23/22	500	526
4.91%, 07/23/25	1,875	1,980
6.38%, 10/23/35	538	612
6.48%, 10/23/45	300	346
Comcast Corp.
3.00%, 02/01/24	800	798
4.60%, 08/15/45	400	412
3.40%, 07/15/46	1,200	1,031
Cox Communications Inc.
3.85%, 02/01/25 (a)	500	498
8.38%, 03/01/39 (a)	100	126
D.R. Horton Inc.
3.63%, 02/15/18	100	101
3.75%, 03/01/19	600	614
Delphi Automotive Plc
3.15%, 11/19/20	500	510
4.25%, 01/15/26	200	209
Discovery Communications LLC
3.45%, 03/15/25	100	95
DISH DBS Corp.
6.75%, 06/01/21	1,100	1,187
Globo Comunicacao e Participacoes SA
4.88%, 04/11/22 (a)	200	206
Hilton Worldwide Finance LLC
4.63%, 04/01/25 (a)	500	505
4.88%, 04/01/27 (a)	400	404
Home Depot Inc.
2.63%, 06/01/22	100	101
MCE Finance Ltd.
5.00%, 02/15/21 (a)	800	810
MGM Resorts International
6.00%, 03/15/23	1,000	1,076
Newell Rubbermaid Inc.
3.85%, 04/01/23 (e)	200	207

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Nissan Motor Acceptance Corp.
2.65%, 09/26/18 (c) (d)	100	101
1.91%, 01/13/22 (a) (b)	100	101
Numericable - SFR SA
7.38%, 05/01/26 (a)	900	927
Omnicom Group Inc.
3.60%, 04/15/26	100	100
Pearson Funding Five Plc
3.25%, 05/08/23 (a)	200	189
QVC Inc.
4.38%, 03/15/23	600	601
4.45%, 02/15/25	1,000	970
Schaeffler Finance BV
3.25%, 05/15/25, EUR	100	114
Scientific Games International Inc.
7.00%, 01/01/22 (a)	200	214
Securitization Trust
4.50%, 04/01/27 (e)	800	803
Studio City Co. Ltd.
5.88%, 11/30/19 (a)	500	520
Thomson Reuters Corp.
3.35%, 05/15/26	700	680
Time Warner Cable Inc.
5.85%, 05/01/17	100	100
6.75%, 07/01/18	100	106
8.25%, 04/01/19	500	557
Time Warner Entertainment Co.
8.38%, 07/15/33	100	133
Toll Brothers Finance Corp.
4.00%, 12/31/18	150	154
Unitymedia Hessen GmbH & Co. KG
3.50%, 01/15/27, EUR	550	595
Viacom Inc.
3.45%, 10/04/26	400	380
6.25%, 02/28/57 (b)	400	401
Wynn Las Vegas LLC
4.25%, 05/30/23 (a) (f)	1,050	1,032
Wynn Macau Ltd.
5.25%, 10/15/21 (a) (f)	2,100	2,142
		24,689
Consumer Staples 2.2%
Altria Group Inc.
9.25%, 08/06/19 (e)	12	14
Constellation Brands Inc.
4.75%, 12/01/25	1,000	1,080
CVS Health Corp.
2.13%, 06/01/21	400	392
Danone SA
2.59%, 11/02/23 (a)	1,000	968
Heineken NV
3.40%, 04/01/22 (a)	400	412
JM Smucker Co.
3.00%, 03/15/22	100	101
3.50%, 03/15/25	100	101
Kellogg Co.
3.25%, 04/01/26	100	98
Kraft Heinz Foods Co.
3.50%, 07/15/22	200	204
3.00%, 06/01/26	800	752
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (a)	1,000	1,020
Land O' Lakes Inc.
7.25%, (callable at 100 beginning 04/04/27) (c) (d) (g)	200	201
Philip Morris International Inc.
2.13%, 05/10/23	1,500	1,426
Post Holdings Inc.
5.00%, 08/15/26 (a)	200	191
Smithfield Foods Inc.
2.70%, 01/31/20 (c) (d)	1,000	1,001
Sysco Corp.
2.50%, 07/15/21	200	199
Tyson Foods Inc.
4.50%, 06/15/22	50	53
	Shares/Par†	Value
Walgreens Boots Alliance Inc.
2.60%, 06/01/21	400	400
Whole Foods Market Inc.
5.20%, 12/03/25	100	106
		8,719
Energy 8.4%
Access Midstream Partners LP
4.88%, 05/15/23	900	927
Anadarko Petroleum Corp.
3.45%, 07/15/24	300	291
5.55%, 03/15/26 (f)	100	111
BG Energy Capital Plc
4.00%, 10/15/21 (a)	125	132
Blue Racer Midstream LLC
6.13%, 11/15/22 (a)	200	202
BP AMI Leasing Inc.
5.52%, 05/08/19 (c) (d)	125	134
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	650	716
Cimarex Energy Co.
5.88%, 05/01/22	500	515
4.38%, 06/01/24	575	597
El Paso Corp.
7.25%, 06/01/18	700	741
6.50%, 09/15/20	200	224
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21	300	322
Enable Midstream Partners LP
4.40%, 03/15/27	400	397
Energy Transfer Partners LP
4.65%, 06/01/21	400	420
3.60%, 02/01/23	400	397
4.20%, 04/15/27	100	99
4.90%, 03/15/35	554	526
6.05%, 06/01/41	100	103
6.50%, 02/01/42	100	108
5.30%, 04/15/47	600	577
EnLink Midstream Partners LP
4.85%, 07/15/26	600	618
Enterprise Products Operating LLC
3.90%, 02/15/24	100	102
3.75%, 02/15/25	400	403
3.70%, 02/15/26	1,000	1,000
3.95%, 02/15/27 (f)	500	510
5.70%, 02/15/42	100	112
4.45%, 02/15/43	700	657
EQT Midstream Partners LP
4.00%, 08/01/24	300	297
4.13%, 12/01/26	300	296
Gazprom OAO Via Gaz Capital SA
8.15%, 04/11/18 (a)	100	106
6.00%, 01/23/21 (a)	200	216
Genesis Energy LP
6.75%, 08/01/22	700	722
5.63%, 06/15/24	400	391
Halliburton Co.
3.80%, 11/15/25	100	101
Hess Corp.
7.30%, 08/15/31	65	77
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	500	517
3.45%, 02/15/23	500	494
4.30%, 05/01/24	300	305
6.95%, 01/15/38	700	811
Kinder Morgan Inc.
5.30%, 12/01/34	100	100
Occidental Petroleum Corp.
4.40%, 04/15/46	550	558
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22 (a)	215	117
ONEOK Partners LP
3.38%, 10/01/22	1,300	1,301
6.85%, 10/15/37	200	239

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Petrofac Ltd.
3.40%, 10/10/18 (c) (d)	100	101
Petroleos Mexicanos
3.50%, 07/18/18	1,600	1,621
8.00%, 05/03/19	400	441
4.88%, 01/24/22	100	103
Pioneer Natural Resources Co.
6.88%, 05/01/18	50	53
7.50%, 01/15/20	100	113
3.45%, 01/15/21	1,400	1,434
3.95%, 07/15/22	400	416
Plains All American Pipeline LP
6.50%, 05/01/18	100	105
8.75%, 05/01/19	800	900
2.60%, 12/15/19	100	100
2.85%, 01/31/23	100	96
4.65%, 10/15/25	300	309
4.50%, 12/15/26	1,100	1,121
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27 (a)	250	278
Regency Energy Partners LP
5.75%, 09/01/20	200	216
5.88%, 03/01/22	1,000	1,097
5.00%, 10/01/22	300	319
Rockies Express Pipeline LLC
5.63%, 04/15/20 (a)	500	526
Rosneft Finance SA
7.88%, 03/13/18	200	210
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (h)	100	108
5.75%, 05/15/24	300	327
5.63%, 04/15/23 - 03/01/25	1,325	1,439
5.88%, 06/30/26 (a)	500	551
Sinopec Group Overseas Development Ltd.
1.75%, 09/29/19 (a)	500	493
Southwestern Energy Co.
5.80%, 01/23/20 (h)	100	101
4.10%, 03/15/22	50	47
Statoil ASA
2.45%, 01/17/23	1,500	1,472
Transcanada Trust
5.30%, 03/15/77 (b)	800	791
Western Gas Partners LP
2.60%, 08/15/18	100	100
4.00%, 07/01/22	100	102
3.95%, 06/01/25	300	295
Williams Partners LP
3.35%, 08/15/22	300	299
		33,273
Financials 37.7%
ABN AMRO Bank NV
4.75%, 07/28/25	1,000	1,028
ACE INA Holdings Inc.
3.35%, 05/03/26	1,575	1,593
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	300	308
4.25%, 07/01/20	500	521
4.63%, 10/30/20	200	211
4.50%, 05/15/21	1,000	1,048
5.00%, 10/01/21	600	641
3.95%, 02/01/22	400	411
Air Liquide Finance SA
2.25%, 09/27/23 (a)	1,900	1,820
Ally Financial Inc.
8.00%, 11/01/31	300	358
Altice Financing SA
6.63%, 02/15/23 (a)	300	312
Amcor Finance USA Inc.
3.63%, 04/28/26 (a)	400	395
American Express Credit Corp.
2.70%, 03/03/22	500	498
American Financial Group Inc.
3.50%, 08/15/26	100	97
	Shares/Par†	Value
American International Group Inc.
4.38%, 01/15/55	400	356
Banco Bilbao Vizcaya Argentaria SA
6.75%, (callable at 100 beginning 02/18/20), EUR (g)	200	213
8.88%, (callable at 100 beginning 04/14/21), EUR (g)	1,600	1,867
Banco de Credito e Inversiones
3.00%, 09/13/17 (a)	200	201
Banco Espirito Santo SA
5.00%, 05/23/19, EUR	100	98
Banco Santander SA
6.25%, (callable at 100 beginning 09/11/21), EUR (g)	400	421
Bank of America Corp.
2.65%, 04/01/19	100	101
2.25%, 04/21/20	300	299
2.15%, 11/09/20	3,900	3,864
4.10%, 07/24/23	1,475	1,545
3.88%, 08/01/25	600	610
3.50%, 04/19/26	1,300	1,284
Bank of America NA
1.46%, 05/08/17 (b)	250	250
Bank of New York Mellon Corp.
2.30%, 09/11/19	400	403
3.00%, 02/24/25	500	494
2.80%, 05/04/26	1,800	1,741
Barclays Bank Plc
7.63%, 11/21/22	2,400	2,625
7.75%, 04/10/23 (b)	775	813
Barclays Plc
6.50%, (callable at 100 beginning 09/15/19), EUR (g)	200	217
2.64%, 01/10/23 (b)	900	910
BAT International Finance Plc
2.75%, 06/15/20 (a)	200	202
Berkshire Hathaway Inc.
3.13%, 03/15/26	1,000	999
BGC Partners Inc.
5.38%, 12/09/19	225	237
5.13%, 05/27/21	1,100	1,139
Blackstone Holdings Finance Co. LLC
5.00%, 06/15/44 (a)	300	309
BNP Paribas SA
7.37%, (callable at 100 beginning 08/19/25) (a) (g)	300	307
7.37%, (callable at 100 beginning 08/19/25) (g)	500	514
Braskem Finance Ltd.
5.38%, 05/02/22	1,200	1,250
Brixmor Operating Partnership LP
3.85%, 02/01/25	250	247
Brookfield Finance LLC
4.00%, 04/01/24	500	502
Cemex Finance LLC
6.00%, 04/01/24	300	315
CIT Group Inc.
4.25%, 08/15/17	200	202
5.50%, 02/15/19 (a)	500	526
Citigroup Inc.
2.22%, 08/02/21 (b)	1,000	1,016
3.40%, 05/01/26	2,600	2,533
3.20%, 10/21/26	600	573
Citizens Bank NA
2.55%, 05/13/21	250	248
Citizens Financial Group Inc.
2.38%, 07/28/21	400	394
CME Group Inc.
3.00%, 09/15/22 - 03/15/25	1,725	1,744
CNPC General Capital Ltd.
1.95%, 04/16/18 (a)	500	499
Cooperatieve Rabobank U.A.
6.62%, (callable at 100 beginning 06/29/21), EUR (g)	1,400	1,622
3.75%, 07/21/26	1,000	974

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Credit Agricole SA
1.66%, 06/12/17 (a) (b)	250	250
2.75%, 06/10/20 (a)	300	301
2.18%, 07/01/21 (a) (b)	500	504
Credit Suisse
1.70%, 04/27/18	1,000	1,000
Credit Suisse AG
3.00%, 10/29/21	300	302
6.50%, 08/08/23 (a)	200	219
6.50%, 08/08/23	300	329
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (a) (g)	200	217
3.57%, 01/09/23 (a)	250	250
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	900	911
3.75%, 03/26/25	1,050	1,031
4.55%, 04/17/26	700	723
DBS Group Holdings Ltd.
2.25%, 07/16/19 (a)	200	201
Depository Trust & Clearing Corp.
4.88%, (callable at 100 beginning 06/15/20) (a) (g)	250	255
Deutsche Bank AG
1.35%, 05/30/17	200	200
4.25%, 10/14/21 (a)	2,300	2,356
Diamond 1 Finance Corp.
4.42%, 06/15/21 (a)	1,100	1,150
5.45%, 06/15/23 (a)	1,925	2,068
Discover Bank
3.10%, 06/04/20	250	255
DNB Bank ASA
2.38%, 06/02/21 (a)	600	593
E*Trade Financial Corp.
5.87%, (callable at 100 beginning 09/15/26) (g)	1,000	1,028
Emera US Finance LP
3.55%, 06/15/26	200	196
ERAC USA Finance LLC
2.70%, 11/01/23 (a)	2,000	1,918
Fidelity National Financial Inc.
5.50%, 09/01/22	300	316
First American Financial Corp.
4.30%, 02/01/23	650	654
4.60%, 11/15/24	200	202
Flagstar Bancorp Inc.
6.13%, 07/15/21	800	853
FMR LLC
4.95%, 02/01/33 (c) (d)	700	756
Ford Motor Credit Co. LLC
2.38%, 01/16/18	400	402
5.00%, 05/15/18	200	207
1.86%, 08/12/19 (b)	400	401
2.68%, 01/09/20	300	302
8.13%, 01/15/20	150	172
GE Capital International Funding Co.
4.42%, 11/15/35	1,900	2,006
General Motors Financial Co. Inc.
3.25%, 05/15/18	450	457
3.20%, 07/06/21	400	401
3.45%, 01/14/22 (f)	1,900	1,912
Global Bank Corp.
4.50%, 10/20/21 (a)	200	199
Goldman Sachs Group Inc.
6.15%, 04/01/18	200	209
6.00%, 06/15/20	200	221
2.82%, 02/25/21 (b)	300	311
5.25%, 07/27/21	500	548
2.21%, 11/15/21 (b)	600	607
5.75%, 01/24/22	100	113
3.85%, 07/08/24	875	896
3.50%, 01/23/25	700	696
3.75%, 02/25/26	1,000	1,005
2.79%, 10/28/27 (b)	600	616
HSBC Bank Plc
4.13%, 08/12/20 (a)	400	422
	Shares/Par†	Value
HSBC Bank USA NA
4.88%, 08/24/20	110	118
HSBC Holdings Plc
6.00%, (callable at 100 beginning 09/29/23), EUR (g)	1,100	1,263
2.50%, 01/05/22 (b)	200	205
2.65%, 01/05/22	200	197
3.60%, 05/25/23	800	812
4.30%, 03/08/26	725	755
3.90%, 05/25/26	600	606
HSBC USA Inc.
2.35%, 03/05/20	200	201
Imperial Brands Finance Plc
4.25%, 07/21/25 (a)	300	311
ING Bank NV
5.80%, 09/25/23 (a)	200	221
ING Groep NV
3.95%, 03/29/27	500	499
Intercontinental Exchange Group Inc.
4.00%, 10/15/23	300	317
Intesa Sanpaolo SpA
3.88%, 01/16/18	1,000	1,014
6.50%, 02/24/21 (a)	250	275
5.71%, 01/15/26 (a)	875	848
Jefferies Finance LLC
7.38%, 04/01/20 (a)	400	404
7.50%, 04/15/21 (a)	600	605
6.88%, 04/15/22 (a)	300	286
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (g)	275	285
7.90%, (callable at 100 beginning 04/30/18) (g)	1,100	1,136
0.82%, 05/30/17, GBP (b)	50	63
6.30%, 04/23/19	300	326
2.00%, 01/23/20 (b)	100	101
2.53%, 03/01/21 (b)	1,375	1,417
1.66%, 03/09/21 (b)	100	99
3.90%, 07/15/25	200	207
3.30%, 04/01/26	1,700	1,666
KBC Bank NV
8.00%, 01/25/23	600	628
Lazard Group LLC
3.75%, 02/13/25	300	299
LeasePlan Corp. NV
3.00%, 10/23/17 (a)	200	201
2.50%, 05/16/18 (a)	1,400	1,402
Legg Mason Inc.
3.95%, 07/15/24	100	101
Lloyds Bank Plc
12.00%, (callable at 100 beginning 12/16/24) (a) (g)	100	134
Lloyds Banking Group Plc
7.62%, (callable at 100 beginning 06/27/23), GBP (g) (i)	1,000	1,364
7.87%, (callable at 100 beginning 06/27/29), GBP (g) (i)	1,600	2,221
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	300	306
6.88%, 04/25/18	1,600	1,684
Mitsubishi UFJ Financial Group Inc.
2.93%, 03/01/21 (b)	1,000	1,039
2.18%, 09/13/21 (b)	600	608
2.76%, 09/13/26	2,000	1,879
Mizuho Financial Group Inc.
2.63%, 04/12/21 (a)	700	694
Moody's Corp.
4.50%, 09/01/22	200	215
4.88%, 02/15/24	290	317
Morgan Stanley
6.25%, 08/28/17	100	102
7.30%, 05/13/19	290	320
5.75%, 01/25/21	100	111
4.00%, 07/23/25	1,000	1,031
3.88%, 01/27/26	300	304
7.25%, 04/01/32	1,000	1,357

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
MUFG Americas Holdings Corp.
3.00%, 02/10/25	1,000	968
Nationwide Building Society
6.25%, 02/25/20 (a)	250	276
Navient Corp.
6.50%, 06/15/22	400	403
7.25%, 09/25/23	200	201
Nordea Bank AB
4.88%, 05/13/21 (a)	400	427
2.25%, 05/27/21 (a)	200	197
Northern Trust Corp.
4.60%, (callable at 100 beginning 10/01/26) (g)	1,000	979
Old Republic International Corp.
3.88%, 08/26/26	1,100	1,083
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (a)	400	418
Petrobras Global Finance BV
8.38%, 05/23/21	1,950	2,206
6.13%, 01/17/22	850	891
PHH Corp.
7.38%, 09/01/19 (f)	200	217
6.38%, 08/15/21	400	403
Piper Jaffray Cos.
4.15%, 05/31/17 (b) (c) (d)	100	100
QBE Insurance Group Ltd.
2.40%, 05/01/18 (a)	500	502
Rabobank Nederland NV
6.88%, 03/19/20, EUR	400	504
Radian Group Inc.
7.00%, 03/15/21	300	332
RCI Banque SA
3.50%, 04/03/18 (a)	100	102
Reinsurance Group of America Inc.
3.95%, 09/15/26	600	607
Rio Oil Finance Trust
9.25%, 07/06/24 (f) (h)	545	552
9.25%, 07/06/24 (a)	227	230
9.75%, 01/06/27 (a)	235	236
Royal Bank of Scotland Group Plc
8.00%, (callable at 100 beginning 08/10/25) (g) (i)	600	595
8.62%, (callable at 100 beginning 08/15/21) (g) (i)	900	938
Santander Holdings USA Inc.
2.70%, 05/24/19	400	402
Santander UK Group Holdings Plc
7.38%, (callable at 100 beginning 06/24/22), GBP (g)	295	386
2.88%, 08/05/21	600	593
4.75%, 09/15/25 (a)	600	599
Santander UK Plc
5.00%, 11/07/23 (a)	500	522
Shire Acquisitions Investments Ireland Ltd.
2.88%, 09/23/23	2,000	1,939
3.20%, 09/23/26	400	380
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21 (a)	600	584
Solvay Finance America LLC
3.40%, 12/03/20 (a)	600	617
4.45%, 12/03/25 (a)	300	313
Springleaf Finance Corp.
5.25%, 12/15/19	100	101
8.25%, 12/15/20	100	109
7.75%, 10/01/21	400	426
State Bank of India
4.13%, 08/01/17	200	201
State Street Corp.
3.30%, 12/16/24	250	254
Stearns Holdings LLC
9.38%, 08/15/20 (a)	100	101
Stichting AK Rabobank Certificaten
6.50%, , EUR (g) (h)	100	120
Sumitomo Mitsui Financial Group Inc.
2.79%, 03/09/21 (b)	400	413
2.06%, 07/14/21	100	97
2.16%, 10/19/21 (b)	1,300	1,314
	Shares/Par†	Value
Sydney Airport Finance Co. Pty Ltd.
3.63%, 04/28/26 (c) (d)	200	198
Synchrony Financial
2.26%, 02/03/20 (b)	200	201
2.70%, 02/03/20	100	100
4.50%, 07/23/25	200	205
Synovus Financial Corp.
5.75%, 12/15/25 (b)	200	212
Tesco Property Finance 5 Plc
5.66%, 10/13/41, GBP	593	761
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 (a)	300	305
4.13%, 11/01/24 (a)	500	510
Toronto-Dominion Bank
1.80%, 07/13/21	600	584
UBS AG
2.38%, 08/14/19	300	302
7.63%, 08/17/22	2,403	2,766
4.75%, 05/22/23	1,244	1,272
4.75%, 02/12/26, EUR	300	351
UBS Group AG
2.80%, 04/14/21 (a) (b)	300	310
US Bancorp
5.30%, (callable at 100 beginning 04/15/27) (g)	500	509
Volkswagen Group of America Finance LLC
2.13%, 05/23/19 (a)	1,000	997
WEA Finance LLC
3.75%, 09/17/24 (a)	1,000	1,009
Wells Fargo & Co.
5.90%, (callable at 100 beginning 06/15/24) (g)	300	313
2.55%, 12/07/20	300	301
2.10%, 07/26/21	400	392
1.96%, 02/11/22 (b)	400	402
2.15%, 01/24/23 (b)	1,500	1,516
2.27%, 10/31/23 (b)	1,400	1,423
3.30%, 09/09/24	950	950
3.00%, 04/22/26	1,200	1,147
Wells Fargo Bank NA
1.78%, 01/22/18 (b)	1,000	1,004
5.95%, 08/26/36	100	121
Weyerhaeuser Co.
7.38%, 10/01/19 - 03/15/32	1,300	1,651
Woodside Finance Ltd.
4.60%, 05/10/21 (a)	600	635
3.65%, 03/05/25 (a)	200	197
ZF North America Capital Inc.
4.50%, 04/29/22 (a)	200	208
		149,290
Health Care 6.7%
Abbott Laboratories
2.90%, 11/30/21	400	401
AbbVie Inc.
2.90%, 11/06/22	100	99
3.60%, 05/14/25	1,275	1,273
3.20%, 05/14/26	800	768
Actavis Funding SCS
2.35%, 03/12/18	250	251
3.45%, 03/15/22	975	993
3.80%, 03/15/25	2,400	2,419
Amgen Inc.
4.10%, 06/15/21	355	375
3.63%, 05/22/24	300	308
2.60%, 08/19/26	700	648
AstraZeneca Plc
3.38%, 11/16/25	200	201
Baxalta Inc.
2.88%, 06/23/20	300	304
Becton Dickinson & Co.
3.73%, 12/15/24	139	143
Boston Scientific Corp.
2.65%, 10/01/18	302	305
3.38%, 05/15/22	775	789
Cardinal Health Inc.
2.40%, 11/15/19	1,000	1,006

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Endo Finance Co.
5.75%, 01/15/22 (a)	200	182
Endo Finance LLC
6.00%, 07/15/23 (a)	200	175
Endo Finance LLC & Endo Finco Inc.
5.38%, 01/15/23 (a)	500	432
Express Scripts Holding Co.
4.50%, 02/25/26	800	816
HCA Inc.
5.25%, 06/15/26	300	315
Humana Inc.
3.85%, 10/01/24	200	205
Kinetic Concepts Inc.
7.88%, 02/15/21 (a)	100	106
Laboratory Corp. of America Holdings
3.60%, 02/01/25	200	198
Mallinckrodt International Finance SA
4.88%, 04/15/20 (a)	350	350
5.63%, 10/15/23 (a) (f)	100	95
Medtronic Inc.
3.15%, 03/15/22	1,000	1,027
3.50%, 03/15/25	250	256
Merck & Co. Inc.
2.75%, 02/10/25	300	296
Mylan NV
3.95%, 06/15/26	1,600	1,568
Perrigo Finance Unltd. Co.
3.50%, 03/15/21	300	305
Pfizer Inc.
5.20%, 08/12/20	100	110
Stryker Corp.
3.50%, 03/15/26	850	857
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	200	194
Teva Pharmaceutical Finance III BV
2.80%, 07/21/23	1,400	1,330
3.15%, 10/01/26 (f)	650	598
Thermo Fisher Scientific Inc.
3.30%, 02/15/22	700	712
2.95%, 09/19/26	200	190
UnitedHealth Group Inc.
1.45%, 07/17/17	500	500
VRX Escrow Corp.
5.38%, 03/15/20 (a)	1,500	1,342
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20	2,000	2,014
3.55%, 04/01/25	875	865
Zimmer Holdings Inc.
3.15%, 04/01/22	1,200	1,204
Zoetis Inc.
4.50%, 11/13/25	200	214
		26,739
Industrials 4.7%
3M Co.
2.25%, 09/19/26	4,000	3,743
A P Moller - Maersk A/S
3.88%, 09/28/25 (a)	700	684
ADT Corp.
3.50%, 07/15/22	100	96
Air Lease Corp.
2.63%, 09/04/18	400	403
2.13%, 01/15/20	1,000	991
3.00%, 09/15/23	300	292
Asciano Finance Ltd.
5.00%, 04/07/18 (c) (d)	900	922
Aviation Capital Group Corp.
4.63%, 01/31/18 (a)	100	102
7.13%, 10/15/20 (a)	750	857
Burlington Northern Santa Fe LLC
3.45%, 09/15/21	125	130
Delta Air Lines Inc.
3.63%, 03/15/22	1,300	1,325
DP World Ltd.
6.85%, 07/02/37 (a)	800	924
	Shares/Par†	Value
Fortive Corp.
3.15%, 06/15/26 (a)	400	395
Fortune Brands Home & Security Inc.
3.00%, 06/15/20	200	202
GATX Corp.
3.25%, 09/15/26	300	284
General Electric Co.
5.25%, 12/06/17	130	133
International Lease Finance Corp.
7.13%, 09/01/18 (a)	190	203
8.25%, 12/15/20	600	705
Kansas City Southern
3.13%, 06/01/26	100	94
Lockheed Martin Corp.
3.55%, 01/15/26	300	305
Masco Corp.
5.95%, 03/15/22	857	958
4.45%, 04/01/25	600	627
Massachusetts Institute of Technology
4.68%, 07/01/14	200	207
Odebrecht Offshore Drilling Finance Ltd.
6.63%, 10/01/23 (a)	168	62
Owens Corning Inc.
4.20%, 12/15/22 - 12/01/24	350	363
3.40%, 08/15/26	600	581
Park Aerospace Holdings Ltd.
5.25%, 08/15/22 (a)	300	312
Penske Truck Leasing Co. LP
3.40%, 11/15/26 (a)	1,000	959
Republic Services Inc.
4.75%, 05/15/23	300	329
Rockwell Collins Inc.
2.80%, 03/15/22	200	200
3.20%, 03/15/24	200	200
SPX FLOW Inc.
5.88%, 08/15/26 (a)	200	202
Standard Industries Inc.
5.13%, 02/15/21 (a)	200	207
5.00%, 02/15/27 (a)	200	196
USG Corp.
8.25%, 01/15/18 (h)	100	105
Verisk Analytics Inc.
4.13%, 09/12/22	100	104
Waste Management Inc.
3.13%, 03/01/25	100	100
WestJet Airlines Ltd.
3.50%, 06/16/21 (c) (d)	200	198
		18,700
Information Technology 3.3%
Activision Blizzard Inc.
6.13%, 09/15/23 (a)	700	757
3.40%, 09/15/26 (a)	200	195
Adobe Systems Inc.
3.25%, 02/01/25	350	353
Alibaba Group Holding Ltd.
3.13%, 11/28/21	300	304
3.60%, 11/28/24	300	303
Alliance Data Systems Corp.
5.88%, 11/01/21 (a)	100	103
Apple Inc.
3.35%, 02/09/27	700	708
Autodesk Inc.
1.95%, 12/15/17	100	100
Baidu Inc.
3.25%, 08/06/18	300	305
3.00%, 06/30/20 (f)	400	406
Broadcom Corp.
3.63%, 01/15/24 (a)	1,500	1,511
Fidelity National Information Services Inc.
3.88%, 06/05/24	100	103
3.00%, 08/15/26	1,400	1,318
Flextronics International Ltd.
5.00%, 02/15/23	100	107

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Harris Corp.
2.70%, 04/27/20	100	101
KLA-Tencor Corp.
4.65%, 11/01/24	100	106
Lender Processing Services
5.75%, 04/15/23	233	244
Microsoft Corp.
3.45%, 08/08/36	1,300	1,235
Nvidia Corp.
2.20%, 09/16/21	300	294
3.20%, 09/16/26	1,000	970
NXP BV
4.13%, 06/01/21 (a)	500	519
3.88%, 09/01/22 (a)	500	512
Oracle Corp.
2.50%, 10/15/22	1,900	1,888
Tech Data Corp.
4.95%, 02/15/27 (e)	100	101
Visa Inc.
3.15%, 12/14/25	400	401
		12,944
Materials 0.6%
Aleris International Inc.
9.50%, 04/01/21 (a)	100	107
Ardagh Packaging Finance Plc
4.13%, 05/15/23, EUR (a)	100	113
Bahia Sul Holdings GmbH
5.75%, 07/14/26 (a)	700	713
Boise Cascade Co.
5.63%, 09/01/24 (a) (f)	300	304
Codelco
3.88%, 11/03/21 (a)	200	209
Freeport-McMoRan Inc.
6.63%, 05/01/21 (a)	300	305
Goldcorp Inc.
3.63%, 06/09/21	100	103
Graphic Packaging International Inc.
4.75%, 04/15/21	50	52
Huntsman International LLC
4.88%, 11/15/20 (f)	100	104
Reynolds Group Issuer Inc.
4.52%, 07/15/21 (a) (b)	200	205
Rock Tenn Co.
4.90%, 03/01/22	30	32
Westlake Chemical Corp.
3.60%, 07/15/22	30	30
Yara International ASA
3.80%, 06/06/26 (a)	300	293
		2,570
Real Estate 4.9%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20	100	100
3.90%, 06/15/23	600	602
4.50%, 07/30/29	500	513
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	1,050	1,073
American Tower Corp.
2.80%, 06/01/20	200	201
2.25%, 01/15/22	100	96
3.50%, 01/31/23	750	755
4.00%, 06/01/25	200	202
3.38%, 10/15/26	200	191
3.13%, 01/15/27	400	374
ARC Properties Operating Partnership LP
3.00%, 02/06/19	800	804
AvalonBay Communities Inc.
2.95%, 09/15/22	200	200
2.90%, 10/15/26	1,000	950
Boston Properties LP
3.65%, 02/01/26	200	199
Brixmor Operating Partnership LP
3.25%, 09/15/23	200	195
	Shares/Par†	Value
CBL & Associates LP
5.95%, 12/15/26 (f)	900	865
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25	100	101
Crown Castle International Corp.
3.40%, 02/15/21	700	713
4.88%, 04/15/22	300	322
5.25%, 01/15/23	400	436
Deutsche Annington Finance BV
3.20%, 10/02/17 (d)	100	101
Education Realty Operating Partnership LP
4.60%, 12/01/24	100	101
EPR Properties
4.50%, 04/01/25	100	100
4.75%, 12/15/26	200	201
Essex Portfolio LP
3.50%, 04/01/25	900	890
Goodman Funding Pty Ltd.
6.00%, 03/22/22 (a)	1,500	1,687
HCP Inc.
4.00%, 12/01/22	300	310
Healthcare Trust of America Holdings LP
3.38%, 07/15/21	200	203
Hospitality Properties Trust
4.50%, 06/15/23	200	207
4.95%, 02/15/27	300	307
Host Hotels & Resorts LP
6.00%, 10/01/21	50	56
3.88%, 04/01/24	200	202
4.50%, 02/01/26	100	103
Kilroy Realty LP
4.38%, 10/01/25	300	313
Kimco Realty Corp.
2.80%, 10/01/26	700	643
Mid-America Apartments LP
3.75%, 06/15/24	100	102
Omega Healthcare Investors Inc.
4.38%, 08/01/23	800	809
4.95%, 04/01/24	250	258
Simon Property Group LP
3.30%, 01/15/26	45	44
SL Green Realty Corp.
4.50%, 12/01/22	100	102
Spirit Realty LP
4.45%, 09/15/26 (a)	100	99
UDR Inc.
4.63%, 01/10/22	671	715
4.00%, 10/01/25	350	357
Ventas Realty LP
3.13%, 06/15/23	800	787
Vornado Realty LP
2.50%, 06/30/19	150	151
Welltower Inc.
4.25%, 04/01/26	300	309
Weyerhaeuser Co.
8.50%, 01/15/25	500	652
WP Carey Inc.
4.00%, 02/01/25	600	592
		19,293
Telecommunication Services 3.7%
AT&T Inc.
1.80%, 01/15/20 (b)	300	302
4.60%, 02/15/21	299	318
3.00%, 06/30/22	200	199
3.60%, 02/17/23	1,100	1,114
3.95%, 01/15/25	100	101
4.13%, 02/17/26	700	709
5.25%, 03/01/37	3,500	3,564
CC Holdings GS V LLC
3.85%, 04/15/23	200	204
MTN Mauritius Investments Ltd.
4.76%, 11/11/24 (a)	200	189
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	200	200

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Telecom Italia SpA
7.38%, 12/15/17, GBP	100	130
5.30%, 05/30/24 (a)	500	506
Telefonica Emisiones SAU
4.10%, 03/08/27	1,100	1,109
Verizon Communications Inc.
5.15%, 09/15/23	800	879
4.13%, 03/16/27 - 08/15/46	1,600	1,503
4.86%, 08/21/46	1,800	1,731
5.01%, 08/21/54	279	264
4.67%, 03/15/55	1,679	1,501
Virgin Media Secured Finance Plc
6.25%, 03/28/29, GBP	100	135
		14,658
Utilities 3.0%
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	2,200	2,164
Delmarva Power & Light Co.
3.50%, 11/15/23	250	257
Dominion Resources Inc.
1.60%, 08/15/19	200	198
Duke Energy Corp.
3.05%, 08/15/22	1,200	1,211
3.75%, 04/15/24	200	205
2.65%, 09/01/26	550	511
Duquesne Light Holdings Inc.
5.90%, 12/01/21 (a)	50	56
Dynegy Inc.
6.75%, 11/01/19	100	103
8.00%, 01/15/25 (a)	200	191
Entergy Corp.
4.00%, 07/15/22	675	707
Entergy Louisiana LLC
3.25%, 04/01/28	500	494
Entergy Mississippi Inc.
2.85%, 06/01/28	900	855
Exelon Corp.
3.95%, 06/15/25	500	514
Exelon Generation Co. LLC
6.20%, 10/01/17	200	204
3.40%, 03/15/22	1,000	1,008
FirstEnergy Corp.
4.25%, 03/15/23 (e)	300	309
Great Plains Energy Inc.
3.90%, 04/01/27	200	202
MidAmerican Energy Holdings Co.
6.50%, 09/15/37	50	65
Niagara Mohawk Power Corp.
2.72%, 11/28/22 (c) (d)	100	99
Pacific Gas & Electric Co.
3.25%, 06/15/23	800	816
PSEG Power LLC
3.00%, 06/15/21	375	378
Southern Co.
2.95%, 07/01/23	200	195
3.25%, 07/01/26	700	666
5.50%, 03/15/57	200	206
Western Massachusetts Electric Co.
3.50%, 09/15/21	100	103
		11,717
Total Corporate Bonds And Notes (cost $322,489)		322,592
VARIABLE RATE SENIOR LOAN INTERESTS 3.3% (b)
Consumer Discretionary 1.1%
Charter Communications Operating LLC
Term Loan E, 2.79%, 07/01/20	297	298
Term Loan I, 3.23%, 01/15/24	298	299
Las Vegas Sands LLC
Term Loan B, 3.04%, 12/12/20	3,885	3,886
		4,483
Energy 0.1%
Gavilan Resources LLC
2nd Lien Term Loan, 7.00%, 02/24/24 (d) (j)	200	197
	Shares/Par†	Value
Limetree Bay Terminals LLC
Term Loan B, 6.04%, 02/10/24	100	101
		298
Financials 0.2%
Avolon (Luxembourg) SARL
Term Loan B-2, 3.73%, 01/20/22	300	304
Delos Finance SARL
Term Loan, 3.75%, 10/06/23	300	303
INEOS Finance Plc
Term Loan B, 3.25%, 03/31/24, EUR	100	106
		713
Health Care 0.3%
HCA Inc.
Term Loan B-8, 3.03%, 02/15/24	272	275
Ortho-Clinical Diagnostics Inc.
Term Loan B, 4.75%, 04/29/21	296	294
RPI Finance Trust
Term Loan B-5, 3.50%, 10/14/22	240	240
Term Loan B-6, 0.00%, 03/13/23 (k)	100	100
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.57%, 06/20/20 - 03/13/22	356	356
		1,265
Information Technology 0.2%
Ancestry.com Operations Inc.
1st Lien Term Loan, 4.25%, 10/19/23	297	299
Dell Inc.
Term Loan B, 3.50%, 09/07/23	399	400
		699
Materials 0.1%
CPG International Inc.
Term Loan, 4.75%, 09/13/20 (d)	296	297
Telecommunication Services 0.4%
CenturyLink Inc.
Term Loan, 0.00%, 02/08/18 (d) (j) (k)	1,800	1,800
Utilities 0.9%
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 4.30%, 06/30/17	3,332	3,326
Vistra Operations Co. LLC
Term Loan B-2, 4.19%, 12/12/23	100	100
		3,426
Total Variable Rate Senior Loan Interests (cost $12,945)		12,981
GOVERNMENT AND AGENCY OBLIGATIONS 22.6%
Mortgage-Backed Securities 4.1%
Federal National Mortgage Association
3.00%, 07/01/43 - 08/01/43	677	675
TBA, 3.50%, 06/15/46 (l)	10,500	10,695
TBA, 3.00%, 05/15/47 (l)	4,900	4,850
		16,220
Municipal 0.0%
California Earthquake Authority
2.81%, 07/01/19	200	202
Sovereign 2.0%
Argentina Republic Government International Bond
5.63%, 01/26/22 (a)	800	819
Brazil Letras do Tesouro Nacional
0.00%, 01/01/18, BRL (m)	5,100	1,519
Export-Import Bank of India
3.38%, 08/05/26 (a)	700	669
Hellenic Republic Government Bond
3.00%, 02/24/36, EUR (h)	75	53
Indonesia Government International Bond
2.88%, 07/08/21, EUR (a)	100	114
Israel Electric Corp. Ltd.
5.63%, 06/21/18	200	208
7.25%, 01/15/19 (a)	200	216
Kuwait International Government Bond
3.50%, 03/20/27 (c) (d)	1,300	1,315
Poland Government Bond
3.25%, 07/25/25, PLN	400	101
2.50%, 07/25/26, PLN	2,300	539

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Republic of South Africa
10.50%, 12/21/26, ZAR	7,100	585
Saudi Government International Bond
3.25%, 10/26/26 (a)	1,500	1,458
Slovenia Government International Bond
4.13%, 02/18/19 (a)	200	207
		7,803
Treasury Inflation Indexed Securities 0.2%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.10%, 09/15/21, EUR (n)	543	636
U.S. Treasury Securities 16.3%
U.S. Treasury Bond
2.50%, 02/15/45	4,300	3,863
Principal Only, 0.00%, 05/15/43 - 05/15/45 (m)	5,175	2,190
2.50%, 02/15/46 - 05/15/46 (l)	15,032	13,461
2.25%, 08/15/46	3,385	2,863
2.88%, 11/15/46	15,749	15,274
U.S. Treasury Note
1.13%, 02/28/21 (l) (o)	8,900	8,683
1.25%, 03/31/21 (o)	2,000	1,959
1.63%, 11/15/22	3,000	2,930
2.25%, 02/15/27	13,553	13,379
		64,602
Total Government And Agency Obligations (cost $89,680)		89,463
TRUST PREFERRED 0.0%
Utilities 0.0%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (g)	—	11
Total Trust Preferreds (cost $10)		11
PREFERRED STOCKS 0.1%
Financials 0.1%
CoBank ACB, 6.20%, (callable at 100 beginning 01/01/25) (c) (d) (g)	3	309
Real Estate 0.0%
Vereit Inc., 6.70%, (callable at 25 beginning 01/03/19) (g)	2	44
Total Preferred Stocks (cost $338)		353
SHORT TERM INVESTMENTS 2.0%
Certificates of Deposit 0.1%
Barclays Bank Plc, 1.91%, 09/08/17 (b)	300	301
Securities Lending Collateral 1.0%
Securities Lending Cash Collateral Fund LLC, 0.63% (p) (q)	3,972	3,972

	Shares/Par†	Value
U.S. Government Agency Obligations 0.9%
Federal Home Loan Bank
0.67%, 04/11/17 (r)	900	900
0.72%, 04/17/17 (r)	1,300	1,300
0.74%, 05/11/17 (r)	1,300	1,299
		3,499
Total Short Term Investments (cost $7,771)		7,772
Total Investments 111.6% (cost $442,056)		442,028
Total Purchased Options 0.1% (cost $325)		223
Other Derivative Instruments (0.2)%		(750)
Other Assets and Liabilities, Net (11.5)%		(45,289)
Total Net Assets 100.0%		$396,212

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $68,320 and 17.2%, respectively.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f) All or portion of the security was on loan.

(g) Perpetual security.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(i) Convertible security.

(j) Security fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(k) This variable rate senior loan will settle after March 31, 2017, at which time the interest rate will be determined.

(l) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2017, the total payable for investments purchased on a delayed delivery basis was $38,013.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) All or a portion of the security is pledged or segregated as collateral.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

(r) The security is a direct debt of the agency and not collateralized by mortgages.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Asciano Finance Ltd., 5.00%, 04/07/18	08/25/16	$922	$922	0.2%
BP AMI Leasing Inc., 5.52%, 05/08/19	09/25/12	133	134	—
CoBank ACB, 6.20%, callable at 100 beginning 01/01/25	11/20/14	301	309	0.1
FMR LLC, 4.95%, 02/01/33	02/09/15	787	756	0.2
GTP Acquisition Partners I LLC, Series 2015-A-2, 3.48%, 06/16/25	05/21/15	300	300	0.1
Kuwait International Government Bond, 3.50%, 03/20/27	03/14/17	1,287	1,315	0.3
Land O' Lakes Inc., 7.25%, callable at 100 beginning 04/04/27	03/29/17	200	201	0.1
Niagara Mohawk Power Corp., 2.72%, 11/28/22	11/21/12	100	99	—
Nissan Motor Acceptance Corp., 2.65%, 09/26/18	02/27/14	101	101	—
OMX Timber Finance Investments I LLC, Series 2014-A1, 5.42%, 01/29/20	09/15/14	318	324	0.1
Petrofac Ltd., 3.40%, 10/10/18	10/04/13	100	101	—
Piper Jaffray Cos., 4.15%, 05/31/17	06/03/14	100	100	—
Smithfield Foods Inc., 2.70%, 01/31/20	01/26/17	1,000	1,001	0.3
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/26	04/22/16	200	198	0.1
WestJet Airlines Ltd., 3.50%, 06/16/21	06/14/16	200	198	—
		$6,049	$6,059	1.5%

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
90-Day Eurodollar	(4)	December 2018		(979)	$—	$(1)
90-Day Eurodollar	(45)	March 2019		(11,001)	(3)	(14)
Euro-Bund	(11)	June 2017	EUR	(1,776)	—	—
U.S. Treasury Note, 5-Year	44	July 2017		5,172	7	8
					$4	$(7)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Receiving	1.75%	12/21/26		19,300	$(37)	$170
3-Month LIBOR	Receiving	1.50%	06/21/27		6,900	(11)	(19)
3-Month South African Johannesburg Interbank Rate	Paying	8.30%	03/15/27	ZAR	6,900	(11)	6
3-Month South African Johannesburg Interbank Rate	Paying	8.00%	09/20/27	ZAR	2,500	(4)	(3)
6-Month British Bankers' Association Yen LIBOR	Receiving	1.00%	09/20/24	JPY	127,500	—	(43)
6-Month British Bankers' Association Yen LIBOR	Receiving	0.45%	03/20/29	JPY	570,000	1	(4)
6-Month British Bankers' Association Yen LIBOR	Receiving	0.42%	03/25/29	JPY	60,000	—	—
6-Month British Bankers' Association Yen LIBOR	Receiving	1.25%	06/17/35	JPY	20,000	—	(3)
6-Month British Bankers' Association Yen LIBOR	Receiving	1.50%	12/21/45	JPY	50,000	2	61
6-Month Euribor	Receiving	0.35%	09/10/17	EUR	1,600	—	3
6-Month Euribor	Receiving	1.00%	09/20/27	EUR	4,000	—	(13)
6-Month Euribor	Receiving	1.50%	03/21/48	EUR	500	1	1
6-Month GBP LIBOR	Receiving	1.50%	09/20/27	GBP	7,900	8	(103)
6-Month GBP LIBOR	Receiving	1.75%	03/21/48	GBP	200	—	(9)
6-Month GBP LIBOR	Paying	1.00%	09/20/22	GBP	300	—	(1)
Brazil Interbank Deposit Rate	Paying	10.08%	01/02/25	BRL	8,200	2	21
Brazil Interbank Deposit Rate	Paying	10.30%	01/02/25	BRL	12,800	5	52
Harmonised Index of Consumer Prices	Receiving	0.88%	05/15/21	EUR	1,300	(1)	14
Mexican Interbank Rate	Paying	5.61%	07/07/21	MXN	14,100	1	(41)
Mexican Interbank Rate	Paying	5.84%	09/14/21	MXN	1,600	—	(4)
Mexican Interbank Rate	Paying	5.81%	09/29/21	MXN	1,300	—	(7)
Mexican Interbank Rate	Paying	5.75%	09/30/21	MXN	1,600	—	(8)
Mexican Interbank Rate	Paying	5.63%	10/11/21	MXN	13,000	1	(36)
Mexican Interbank Rate	Paying	7.28%	03/22/22	MXN	1,500	—	—
Mexican Interbank Rate	Paying	7.32%	03/23/22	MXN	2,100	—	1
Mexican Interbank Rate	Paying	5.74%	04/24/23	MXN	23,100	1	(86)
Mexican Interbank Rate	Paying	5.74%	04/25/23	MXN	10,300	1	(38)
Mexican Interbank Rate	Paying	5.93%	08/04/23	MXN	22,000	1	(74)
Mexican Interbank Rate	Paying	5.94%	08/04/23	MXN	22,000	2	(74)
Mexican Interbank Rate	Paying	6.08%	03/10/26	MXN	14,600	2	17
Mexican Interbank Rate	Paying	7.38%	11/04/26	MXN	7,200	1	8
Mexican Interbank Rate	Paying	7.74%	02/22/27	MXN	2,300	—	3
Mexican Interbank Rate	Paying	7.73%	02/25/27	MXN	2,100	—	3
Mexican Interbank Rate	Paying	6.19%	01/03/35	MXN	4,000	1	(38)
						$(34)	$(244)

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
Darden Restaurants Inc., 6.80%, 10/15/37	1.00%	06/20/20	200	$(5)	$—	$(1)
				$(5)	$—	$(1)
Credit default swap agreements - sell protection[2]
Airbus Group NV, 5.50%, 09/25/18	1.00%	12/20/17	(500)	$3	$—	$1
Anadarko Petroleum Corp., 6.95%, 06/15/19	1.00	06/20/21	(100)	—	—	3
Anadarko Petroleum Corp., 6.95%, 06/15/19	1.00	12/20/21	(400)	(1)	—	18
Berkshire Hathaway Inc., 1.55%, 02/09/18	1.00	06/20/21	(500)	10	—	5
Berkshire Hathaway Inc., 1.55%, 02/09/18	1.00	12/20/21	(3,700)	72	—	46
Berkshire Hathaway Inc., 1.90%, 01/31/17	1.00	12/20/20	(200)	4	—	8
CDX.NA.IG.27	1.00	12/20/21	(25,000)	463	8	84

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.28	1.00	06/20/22	(900)	15	—	—
D.R. Horton Inc., 3.63%, 02/15/18	1.00	03/20/21	(100)	2	—	1
Enbridge Inc., 3.50%, 06/10/24	1.00	12/20/19	(50)	—	—	1
Enbridge Inc., 3.50%, 06/10/24	1.00	12/20/21	(100)	—	—	4
EnCana Corp., 6.50%, 05/15/19	1.00	03/20/18	(100)	1	—	—
Ford Motor Co., 6.50%, 08/01/18	5.00	12/20/21	(1,100)	187	(1)	21
Ford Motor Credit Co. LLC, 5.00%, 05/15/18	5.00	06/20/21	(500)	81	—	2
General Motors Co., 3.50%, 10/02/18	5.00	12/20/21	(1,000)	168	—	12
General Motors Co., 3.50%, 10/02/18	5.00	06/20/22	(400)	69	—	(1)
Hess Corp., 8.13%, 02/15/19	1.00	06/20/21	(300)	(1)	—	15
Host Hotels & Resorts LP, 4.75%, 03/01/23	1.00	12/20/20	(300)	5	—	2
iTraxx Europe Senior Series 25	1.00	12/20/21	(1,400)	13	—	13
Kinder Morgan Inc., 3.05%, 12/01/19	1.00	12/20/21	(400)	1	—	15
MetLife Inc., 4.75%, 02/08/21	1.00	06/20/21	(1,000)	17	—	23
MetLife Inc., 4.75%, 02/08/21	1.00	12/20/21	(1,000)	13	—	9
MetLife Inc., 4.75%, 02/08/21	1.00	06/20/22	(900)	8	—	1
Prudential Financial Inc., 6.10%, 06/15/17	1.00	06/20/21	(100)	2	—	1
Simon Property Group Inc., 4.38%, 03/01/21	1.00	06/20/22	(900)	3	—	—
Sprint Communications, 7.00%, 08/15/20	5.00	09/20/20	(100)	9	—	5
Telecom Italia SpA, 5.38%, 01/29/19	1.00	06/20/19	(50)	—	—	—
Telefonica Emisiones SAU, 2.74%, 05/29/19	1.00	06/20/21	(100)	1	—	2
Tenet Healthcare Corp., 6.88%, 11/15/31	5.00	03/20/19	(100)	6	—	1
Tesco Plc, 6.00%, 12/14/29	1.00	06/20/22	(200)	(10)	—	—
Viacom Inc., 6.88%, 04/30/36	1.00	06/20/21	(300)	4	—	—
Volkswagen International Finance, 5.38%, 05/22/18	1.00	12/20/17	(600)	4	—	(1)
				$1,149	$7	$291

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †		Value
Interest Rate Swaptions
3-Month LIBOR ‡	DUB	Put	3.23%	02/19/19		900,000	$42
3-Month LIBOR ‡	DUB	Put	2.93	08/13/18		300,000	16
3-Month LIBOR ‡	GSC	Put	3.63	12/16/19		600,000	23
3-Month LIBOR ‡	GSC	Put	3.20	03/18/19		900,000	45
3-Month LIBOR ‡	GSC	Put	3.10	03/08/19		700,000	39
3-Month LIBOR ‡	MSC	Put	3.18	09/17/18		1,150,000	45
6-Month GBP LIBOR ‡	GSC	Put	1.47	03/01/18	GBP	1,400,000	8
6-Month GBP LIBOR ‡	GSC	Put	1.55	02/21/18	GBP	1,200,000	5
							$223

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
Interest Rate Swaptions
3-Month LIBOR	DUB	Put	2.90%	08/13/18	1,300,000	$(10)
3-Month LIBOR	DUB	Put	3.00	02/19/19	4,600,000	(48)
3-Month LIBOR	GSC	Put	2.98	02/21/18	1,500,000	(5)
3-Month LIBOR	GSC	Put	2.97	03/08/19	3,000,000	(34)
3-Month LIBOR	GSC	Put	3.05	03/18/19	4,500,000	(47)
3-Month LIBOR	GSC	Put	3.75	12/16/19	2,800,000	(21)
3-Month LIBOR	MSC	Put	3.00	03/01/18	1,800,000	(6)
3-Month LIBOR	MSC	Put	3.00	09/17/18	5,050,000	(37)
						$(208)

Summary of Written Options
	Number of Contracts†	Notional† EUR	Notional† USD	Premiums
Options outstanding at December 31, 2016	16	9,500,000	23,650,000	310
Options written during the period	—	—	6,300,000	64
Options expired during the period	(16)	(9,500,000)	(5,400,000)	(41)
Options outstanding at March 31, 2017	—	—	24,550,000	333

Forward Foreign Currency Contracts

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
AUD/USD	CIT	04/04/17	AUD	533	$407	$(3)
BRL/USD	BNP	04/04/17	BRL	6,103	1,949	(29)
BRL/USD	DUB	05/03/17	BRL	6,103	1,937	25
CNY/USD	SCB	05/19/17	CNY	26,917	3,895	20
EUR/USD	BNP	04/04/17	EUR	7,538	8,042	(88)
EUR/USD	GSC	04/04/17	EUR	215	229	(2)
GBP/USD	GSC	04/04/17	GBP	4,140	5,187	43
IDR/USD	UBS	05/16/17	IDR	2,559,255	191	8
IDR/USD	SCB	05/18/17	IDR	3,088,800	231	11
IDR/USD	SCB	05/22/17	IDR	2,362,620	176	7
IDR/USD	UBS	06/23/17	IDR	14,644,721	1,089	7
INR/USD	UBS	04/20/17	INR	188,434	2,895	157
MXN/USD	BOA	04/17/17	MXN	40,325	2,150	187
MXN/USD	CIT	04/17/17	MXN	2,022	108	1
PEN/USD	BNP	06/28/17	PEN	3,167	967	17
RUB/USD	DUB	04/21/17	RUB	112,017	1,982	108
USD/AUD	CIT	04/04/17	AUD	(530)	(405)	1
USD/BRL	DUB	04/04/17	BRL	(6,103)	(1,949)	(26)
USD/BRL	BNP	01/03/18	BRL	(5,100)	(1,540)	—
USD/CNY	BOA	12/05/17	CNY	(12,550)	(1,799)	(70)
USD/CNY	SCB	12/05/17	CNY	(41,428)	(5,938)	(238)
USD/EUR	BOA	04/04/17	EUR	(7,503)	(8,004)	(45)
USD/EUR	GSC	04/04/17	EUR	(250)	(267)	(2)
USD/EUR	BNP	05/02/17	EUR	(7,538)	(8,052)	88
USD/GBP	GSC	04/04/17	GBP	(133)	(167)	(1)
USD/GBP	MSC	04/04/17	GBP	(4,007)	(5,020)	5
USD/GBP	GSC	05/02/17	GBP	(4,140)	(5,190)	(43)
USD/INR	UBS	04/20/17	INR	(59,323)	(911)	(50)
USD/KRW	CIT	06/23/17	KRW	(1,704,451)	(1,526)	(19)
USD/KRW	SCB	06/23/17	KRW	(168,113)	(150)	(4)
USD/KRW	UBS	06/23/17	KRW	(510,580)	(457)	(12)
USD/PLN	DUB	05/05/17	PLN	(2,646)	(667)	(8)
USD/SGD	MSC	06/23/17	SGD	(2,895)	(2,071)	(14)
USD/ZAR	GSC	05/05/17	ZAR	(8,047)	(597)	(12)
ZAR/USD	BNP	05/05/17	ZAR	6,631	492	6
					$(12,783)	$25

OTC Interest Rate Swap Agreements
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7-Day China Fixing Repo Rate	Paying	BOA	3.56%	12/05/21	CNY	15,000	$—	$(29)
7-Day China Fixing Repo Rate	Paying	BOA	3.56%	12/07/21	CNY	3,100	—	(6)
7-Day China Fixing Repo Rate	Paying	BOA	3.75%	12/19/21	CNY	9,300	—	(7)
7-Day China Fixing Repo Rate	Paying	GSC	3.50%	12/12/21	CNY	6,400	—	(15)
7-Day China Fixing Repo Rate	Paying	JPM	3.54%	12/06/21	CNY	11,500	—	(24)
							$—	$(81)

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - sell protection[2]
Anheuser-Busch InBev NV, 2.25%, 09/24/20	BOA	0.21%	1.00%	12/20/17	$(640)	$4	$3	$1
BHP Billiton Finance USA Ltd., 6.50%, 04/01/19	BNP	0.61	1.00	06/20/21	(200)	3	(6)	9
CDX.NA.HY.25	BOA	N/A	5.00	12/20/20	(400)	58	4	54
CDX.NA.HY.27	CGM	N/A	5.00	12/20/21	(600)	83	52	31
CDX.NA.HY.27	JPM	N/A	5.00	12/20/21	(400)	55	34	21
CMBX.NA.AAA.8	CSI	N/A	0.50	10/17/57	(300)	(4)	(15)	11
CMBX.NA.AAA.9	GSC	N/A	0.50	09/17/58	(4,000)	(85)	(161)	76
CMBX.NA.AAA.9	MSC	N/A	0.50	09/17/58	(500)	(11)	(19)	8
CMBX.NA.BB.6	MSC	N/A	5.00	05/11/63	(1,100)	(223)	(155)	(68)
CMBX.NA.BBB-.6	GSC	N/A	3.00	05/11/63	(400)	(51)	(28)	(23)
CMBX.NA.BBB-.6	MSC	N/A	3.00	05/11/63	(800)	(102)	(67)	(35)
CMBX.NA.BBB-.9	GSC	N/A	3.00	09/17/58	(400)	(47)	(74)	27
CMBX.NA.BBB-.9	MSC	N/A	3.00	09/17/58	(200)	(24)	(21)	(3)
Deutsche Bank, 5.13%, 08/31/17	BNP	0.36	1.00	12/20/17	(213)	1	(4)	5
Federative Republic of Brazil, 12.25%, 03/06/30	MSC	0.81	1.00	12/20/18	(100)	—	(4)	4
Federative Republic of Brazil, 4.25%, 01/07/25	BNP	2.24	1.00	06/20/22	(100)	(6)	(7)	1
Federative Republic of Brazil, 4.25%, 01/07/25	CSI	2.24	1.00	06/20/22	(100)	(6)	(7)	1
Federative Republic of Brazil, 4.25%, 01/07/25	CSI	1.47	1.00	09/20/20	(200)	(3)	(14)	11
Federative Republic of Brazil, 4.25%, 01/07/25	DUB	2.24	1.00	06/20/22	(200)	(12)	(13)	1
Federative Republic of Brazil, 4.25%, 01/07/25	GSC	2.24	1.00	06/20/22	(800)	(47)	(53)	6
Federative Republic of Brazil, 4.25%, 01/07/25	UBS	2.24	1.00	06/20/22	(100)	(6)	(7)	1
Gazprom OAO, 2.85%, 10/25/19	BOA	1.39	1.00	06/20/20	(100)	(1)	(16)	15
Gazprom OAO, 2.85%, 10/25/19	JPM	1.39	1.00	06/20/20	(50)	—	(8)	8
Goldman Sachs Group Inc., 5.95%, 01/18/18	BCL	0.76	1.00	12/20/21	(1,400)	15	2	13
Goldman Sachs Group Inc., 5.95%, 01/18/18	JPM	0.62	1.00	12/20/20	(800)	11	3	8
Goldman Sachs Group Inc., 5.95%, 01/18/18	JPM	0.68	1.00	06/20/21	(1,700)	23	(2)	25
Italy Government International Bond, 6.88%, 09/27/23	BCL	1.35	1.00	06/20/20	(1,200)	(12)	(1)	(11)
Italy Government International Bond, 6.88%, 09/27/23	BNP	0.72	1.00	06/20/19	(500)	3	4	(1)
Italy Government International Bond, 6.88%, 09/27/23	BOA	0.68	1.00	03/20/19	(400)	2	(7)	9
Italy Government International Bond, 6.88%, 09/27/23	BOA	1.53	1.00	06/20/21	(1,900)	(40)	(30)	(10)

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Italy Government International Bond, 6.88%, 09/27/23	BOA	1.35	1.00	06/20/20	(400)	(4)	(1)	(3)
Italy Government International Bond, 6.88%, 09/27/23	DUB	0.72	1.00	06/20/19	(300)	2	(2)	4
Italy Government International Bond, 6.88%, 09/27/23	DUB	0.72	1.00	06/20/19	(400)	2	3	(1)
Italy Government International Bond, 6.88%, 09/27/23	GSC	1.35	1.00	06/20/20	(300)	(3)	—	(3)
Italy Government International Bond, 6.88%, 09/27/23	GSC	1.53	1.00	06/20/21	(800)	(17)	(14)	(3)
Italy Government International Bond, 6.88%, 09/27/23	MSC	0.72	1.00	06/20/19	(200)	1	1	—
MCDX.NA.24	MSC	N/A	1.00	06/20/25	(150)	1	(5)	6
Morgan Stanley, 3.75%, 02/25/23	JPM	0.61	1.00	12/20/20	(300)	4	(7)	11
People's Republic of China, 7.50%, 10/28/27	BCL	0.65	1.00	06/20/21	(1,500)	21	(17)	38
People's Republic of China, 7.50%, 10/28/27	BNP	0.65	1.00	06/20/21	(600)	9	(6)	15
People's Republic of China, 7.50%, 10/28/27	CGM	0.52	1.00	09/20/20	(100)	2	—	2
People's Republic of China, 7.50%, 10/28/27	GSC	0.65	1.00	06/20/21	(100)	2	—	2
People's Republic of China, 7.50%, 10/28/27	JPM	0.65	1.00	06/20/21	(100)	1	(1)	2
People's Republic of China, 7.50%, 10/28/27	MSC	0.65	1.00	06/20/21	(300)	5	(2)	7
People's Republic of China, 7.50%, 10/28/27	UBS	0.65	1.00	06/20/21	(200)	3	(2)	5
Petrobras International Finance Co., 8.38%, 12/10/18	BNP	1.60	1.00	12/20/19	(400)	(6)	(44)	38
Petrobras International Finance Co., 8.38%, 12/10/18	BNP	1.42	1.00	09/20/19	(400)	(4)	(21)	17
Petrobras International Finance Co., 8.38%, 12/10/18	BNP	1.19	1.00	06/20/19	(100)	(1)	(8)	7
Petroleos Mexicanos, 6.63%, 06/15/35	BCL	1.67	1.00	09/20/20	(900)	(19)	(46)	27
Petroleos Mexicanos, 6.63%, 06/15/35	DUB	2.21	1.00	12/20/21	(200)	(10)	(18)	8
Petroleos Mexicanos, 6.63%, 06/15/35	GSC	1.67	1.00	09/20/20	(250)	(6)	(13)	7
Republic of Colombia, 10.38%, 01/28/33	DUB	1.01	1.00	06/20/21	(650)	—	(19)	19
Republic of Colombia, 10.38%, 01/28/33	UBS	1.01	1.00	06/20/21	(650)	—	(19)	19
Republic of South Africa, 5.50%, 03/09/20	CGM	1.76	1.00	06/20/21	(600)	(18)	(50)	32
Royal Bank of Scotland Group Plc, 4.25%, 5/11/16	BOA	0.88	1.00	12/20/21	(107)	—	—	—
Royal Bank of Scotland Group Plc, 4.25%, 5/11/16	CGM	0.88	1.00	12/20/21	(534)	3	1	2
Royal Bank of Scotland Group Plc, 4.25%, 5/11/16	JPM	0.88	1.00	12/20/21	(213)	2	1	1
UniCredit SpA, 4.70%, 06/14/17	CGM	2.23	1.00	12/20/19	(320)	(10)	(16)	6
United Mexican States, 5.95%, 03/19/19	BCL	1.16	1.00	12/20/21	(1,200)	(9)	(41)	32
United Mexican States, 5.95%, 03/19/19	BCL	0.99	1.00	06/20/21	(400)	—	(9)	9
United Mexican States, 5.95%, 03/19/19	BNP	0.99	1.00	06/20/21	(600)	1	(11)	12
United Mexican States, 5.95%, 03/19/19	BOA	0.99	1.00	06/20/21	(500)	1	(10)	11
United Mexican States, 5.95%, 03/19/19	BOA	1.16	1.00	12/20/21	(1,200)	(8)	(40)	32
United Mexican States, 5.95%, 03/19/19	CGM	0.81	1.00	09/20/20	(300)	2	(6)	8
United Mexican States, 5.95%, 03/19/19	CSI	0.99	1.00	06/20/21	(1,300)	1	(35)	36
United Mexican States, 5.95%, 03/19/19	GSC	0.99	1.00	06/20/21	(300)	—	(9)	9
United Mexican States, 5.95%, 03/19/19	GSC	0.47	1.00	03/20/19	(100)	1	1	—
United Mexican States, 5.95%, 03/19/19	JPM	0.81	1.00	09/20/20	(700)	5	(12)	17
United Mexican States, 5.95%, 03/19/19	MSC	0.47	1.00	03/20/19	(400)	5	3	2
					$(37,877)	$(463)	$(1,091)	$628

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

‡ The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/PPM America Long Short Credit Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.5%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	569	$588
American Express Credit Account Master Trust
Series 2014-A-5, 1.20%, 10/16/17 (b)	1,500	1,502
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a) (c)	1,170	1,166
BA Credit Card Trust
Series 2017-A1-A1, 1.95%, 03/16/20	1,497	1,499
Citibank Credit Card Issuance Trust
Series 2013-A2-A2, 1.26%, 05/24/18 (b)	1,250	1,253
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-D-C2, REMIC, 5.57%, 05/15/36 (a) (b)	77	78
GM Financial Automobile Leasing Trust
Series 2017-A3-1, 2.06%, 05/20/20	530	533
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (a)	424	422
Total Non-U.S. Government Agency Asset-Backed Securities (cost $7,042)		7,041
CORPORATE BONDS AND NOTES 54.4%
Consumer Discretionary 8.3%
AMC Entertainment Holdings Inc.
6.13%, 05/15/27 (a)	81	82
American Greetings Corp.
7.88%, 02/15/25 (a)	58	61
Beazer Homes USA Inc.
6.75%, 03/15/25 (a)	250	251
CCO Holdings LLC
5.13%, 05/01/27 (a)	543	547
Charter Communications Operating LLC
6.38%, 10/23/35	125	142
5.38%, 05/01/47 (d) (e)	325	326
6.83%, 10/23/55	120	140
Chinos Intermediate Holdings A Inc.
7.75%, 05/01/19 (a) (f)	278	123
DISH DBS Corp.
7.75%, 07/01/26	200	233
General Motors Co.
5.20%, 04/01/45	197	193
Gibson Brands Inc.
8.88%, 08/01/18 (a)	394	353
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (a)	100	99
Hilton Worldwide Finance LLC
4.63%, 04/01/25 (a)	228	230
4.88%, 04/01/27 (a)	226	228
KB Home
7.63%, 05/15/23	383	415
Landry's Inc.
6.75%, 10/15/24 (a)	217	225
New Cotai LLC
10.63%, 05/01/19 (d) (e) (f)	246	204
Numericable - SFR SA
7.38%, 05/01/26 (a)	322	332
Schaeffler Verwaltung Zwei GmbH
4.13%, 09/15/21 (a) (f)	200	201
Staples Inc.
2.75%, 01/12/18 (g)	3,000	3,016
Toll Brothers Finance Corp.
4.00%, 12/31/18	513	526
Wave Holdco LLC
8.25%, 07/15/19 (a) (f)	567	569
WideOpenWest Finance LLC
10.25%, 07/15/19	464	484
		8,980
Consumer Staples 3.2%
Altria Group Inc.
2.63%, 09/16/26	153	144
3.88%, 09/16/46	170	157
Dr. Pepper Snapple Group Inc.
2.55%, 09/15/26	236	220
	Shares/Par†	Value
Hearthside Group Holdings LLC
6.50%, 05/01/22 (a)	302	302
High Ridge Brands Co.
8.88%, 03/15/25 (a)	91	93
JBS Investments GmbH
7.25%, 04/03/24 (a)	520	538
Kraft Heinz Foods Co.
3.95%, 07/15/25 (c)	154	156
5.00%, 07/15/35	279	290
5.20%, 07/15/45	180	187
4.38%, 06/01/46	319	298
Post Holdings Inc.
5.50%, 03/01/25 (a)	46	46
5.00%, 08/15/26 (a)	323	309
Reynolds American Inc.
4.45%, 06/12/25 (c)	663	697
		3,437
Energy 7.7%
Alta Mesa Holdings LP
7.88%, 12/15/24 (a)	355	369
Calumet Specialty Products Partners LP
11.50%, 01/15/21 (a)	299	345
Chaparral Energy Inc.
0.00%, 09/01/21 (h) (i)	650	635
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	410	427
CITGO Holding Inc.
10.75%, 02/15/20 (a)	185	199
Columbia Pipeline Group Inc.
3.30%, 06/01/20	365	372
5.80%, 06/01/45	274	320
DCP Midstream LLC
5.85%, 05/21/43 (a) (b)	276	255
Denbury Resources Inc.
5.50%, 05/01/22	189	147
Diamondback Energy Inc.
5.38%, 05/31/25 (a)	275	282
Energy Transfer Partners LP
5.15%, 03/15/45	267	249
Enquest Plc
7.00%, 04/15/22 (a) (f)	417	324
EP Energy LLC
8.00%, 11/29/24 (a)	525	551
8.00%, 02/15/25 (a)	172	160
Halcon Resources Corp.
12.00%, 02/15/22 (a)	246	287
HollyFrontier Corp.
5.88%, 04/01/26 (c)	110	117
MEG Energy Corp.
6.50%, 01/15/25 (a)	58	58
MPLX LP
5.20%, 03/01/47	125	125
Parsley Energy LLC
5.38%, 01/15/25 (a)	250	253
5.25%, 08/15/25 (a)	75	76
Petroleos Mexicanos
5.38%, 03/13/22 (a)	200	210
6.50%, 03/13/27 (a)	148	159
Precision Drilling Corp.
7.75%, 12/15/23 (a)	90	95
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	265	286
5.88%, 06/30/26 (a)	534	588
Shell International Finance BV
4.00%, 05/10/46	185	178
SM Energy Co.
6.75%, 09/15/26	275	276
Tesoro Logistics LP
6.13%, 10/15/21	100	105
5.25%, 01/15/25	223	233
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	563	581

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Trinidad Drilling Ltd.
6.63%, 02/15/25 (a)	59	59
		8,321
Financials 13.6%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	283	298
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (c)	988	996
4.90%, 02/01/46	598	644
Athene Global Funding
4.00%, 01/25/22 (a)	500	509
Bank of America Corp.
4.20%, 08/26/24 (c)	629	644
3.82%, 01/20/28 (b)	330	330
Barclays Bank Plc
7.75%, 04/10/23 (b)	250	262
BMW US Capital LLC
1.53%, 04/06/20 (b) (d) (e)	1,000	1,000
Cemex Finance LLC
9.38%, 10/12/22 (a)	200	216
6.00%, 04/01/24 (a)	247	260
Citigroup Inc.
6.25%, (callable at 100 beginning 08/15/26) (c) (j)	336	362
Credit Suisse AG
6.50%, 08/08/23 (a)	481	528
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (a) (j)	259	281
4.28%, 01/09/28 (a)	250	249
Diamond 1 Finance Corp.
8.35%, 07/15/46 (a)	280	363
Enstar Group Ltd.
4.50%, 03/10/22	192	193
Goldman Sachs Group Inc.
1.88%, 12/27/20 (b)	1,350	1,348
3.00%, 04/26/22	430	430
HSBC Holdings Plc
4.38%, 11/23/26 (c)	256	258
4.04%, 03/13/28 (b)	776	784
Icahn Enterprises LP
6.25%, 02/01/22 (a)	160	162
6.75%, 02/01/24 (a)	100	103
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (j)	600	622
3.78%, 02/01/28 (b)	221	223
Morgan Stanley
2.21%, 01/20/22 (b) (c)	275	278
4.10%, 05/22/23	1,049	1,083
2.44%, 10/24/23 (b) (c)	200	204
4.35%, 09/08/26 (c)	268	273
3.63%, 01/20/27	250	247
Navient Corp.
6.50%, 06/15/22	142	143
Petrobras Global Finance BV
6.13%, 01/17/22	87	91
Stena AB
7.00%, 02/01/24 (a)	332	310
Wells Fargo & Co.
5.87%, (callable at 100 beginning 06/15/25) (c) (j)	410	441
Ziggo Secured Finance BV
5.50%, 01/15/27 (a)	600	600
		14,735
Health Care 5.5%
Abbott Laboratories
2.90%, 11/30/21	150	150
3.75%, 11/30/26	160	160
4.75%, 11/30/36	215	222
Actavis Funding SCS
4.75%, 03/15/45	305	307
Capsugel SA
7.00%, 05/15/19 (a) (f)	304	303
Centene Corp.
4.75%, 05/15/22	175	180
	Shares/Par†	Value
Community Health Systems Inc.
6.25%, 03/31/23	371	378
Express Scripts Holding Co.
3.40%, 03/01/27	150	141
4.80%, 07/15/46	184	176
Gilead Sciences Inc.
2.95%, 03/01/27	178	168
4.15%, 03/01/47	100	93
HCA Inc.
4.25%, 10/15/19	1,203	1,243
MEDNAX Inc.
5.25%, 12/01/23 (a)	250	254
Perrigo Finance Unltd. Co.
4.38%, 03/15/26 (c)	200	203
Tenet Healthcare Corp.
4.63%, 06/15/20 (b)	543	546
7.50%, 01/01/22 (a)	56	60
8.13%, 04/01/22	236	246
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (a)	19	20
5.88%, 05/15/23 (a)	309	240
7.00%, 03/15/24 (a)	58	60
WellCare Health Plans Inc.
5.75%, 11/15/20	667	686
5.25%, 04/01/25	183	189
		6,025
Industrials 5.4%
AECOM
5.13%, 03/15/27 (d) (e)	248	249
Aircastle Ltd.
6.25%, 12/01/19	539	581
5.00%, 04/01/23	451	475
4.13%, 05/01/24 (c)	139	139
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (d) (e)	99	101
Bombardier Inc.
4.75%, 04/15/19 (a)	145	147
7.50%, 03/15/25 (a)	300	308
Cintas Corp. No. 2
3.70%, 04/01/27	558	571
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (a)	437	450
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (c) (j)	1,565	1,646
IHS Markit Ltd.
4.75%, 02/15/25 (a)	65	67
International Lease Finance Corp.
6.25%, 05/15/19	450	485
Siemens Financieringsmaatschappij NV
2.35%, 10/15/26 (a)	750	697
		5,916
Information Technology 1.9%
Broadcom Corp.
3.63%, 01/15/24 (a)	500	504
Gartner Inc.
5.13%, 04/01/25 (a)	105	107
Microsoft Corp.
3.45%, 08/08/36 (c)	400	380
3.95%, 08/08/56 (c)	150	139
NXP BV
4.13%, 06/01/21 (a)	465	483
Oracle Corp.
3.85%, 07/15/36	100	98
Visa Inc.
4.30%, 12/14/45	334	350
		2,061
Materials 4.0%
Anglo American Plc
3.63%, 05/14/20 (a)	605	610
BWAY Holding Co.
5.50%, 04/15/24 (d) (e)	400	403
7.25%, 04/15/25 (d) (e)	550	550
CF Industries Inc.
3.40%, 12/01/21 (a)	350	349

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
4.50%, 12/01/26 (a) (c)	75	76
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (a)	119	121
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (a)	160	184
Freeport-McMoRan Inc.
3.88%, 03/15/23	301	277
4.55%, 11/14/24	257	239
5.40%, 11/14/34	271	236
Hexion Inc.
10.38%, 02/01/22 (a)	70	70
Hexion US Finance Corp.
6.63%, 04/15/20	250	229
Koppers Inc.
6.00%, 02/15/25 (a)	65	67
Rain CII Carbon LLC
7.25%, 04/01/25 (a)	300	299
Reynolds Group Issuer Inc.
4.52%, 07/15/21 (a) (b)	483	494
Samarco Mineracao SA
0.00%, 09/26/24 (a) (h) (i)	240	156
		4,360
Real Estate 0.3%
CyrusOne LP
5.00%, 03/15/24 (d) (e)	37	38
5.38%, 03/15/27 (d) (e)	176	178
Equinix Inc.
5.38%, 05/15/27	88	91
		307
Telecommunication Services 2.8%
AT&T Inc.
5.25%, 03/01/37	368	375
Hughes Satellite Systems Corp.
5.25%, 08/01/26 (a)	250	250
Radiate Holdco LLC
6.63%, 02/15/25 (a)	99	98
Sprint Corp.
7.13%, 06/15/24	175	187
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	303	303
Telefonica Emisiones SAU
4.10%, 03/08/27	165	166
5.21%, 03/08/47	157	160
Telesat Canada
8.88%, 11/15/24 (a)	233	256
Verizon Communications Inc.
2.95%, 03/15/22 (d) (e)	745	741
4.27%, 01/15/36	125	115
Wind Acquisition Finance SA
3.67%, 07/15/20, EUR (a) (b) (c)	375	400
		3,051
Utilities 1.7%
Enel SpA
8.75%, 09/24/73 (a) (b)	276	317
Exelon Corp.
3.50%, 06/01/22 (k)	250	252
5.10%, 06/15/45	188	202
FirstEnergy Corp.
7.38%, 11/15/31	325	421
FirstEnergy Transmission LLC
5.45%, 07/15/44 (a)	197	216
GenOn Energy Inc.
9.50%, 10/15/18	300	197
Wisconsin Energy Corp.
3.55%, 06/15/25 (c)	256	260
		1,865
Total Corporate Bonds And Notes (cost $58,056)		59,058
VARIABLE RATE SENIOR LOAN INTERESTS 23.3% (b)
Consumer Discretionary 9.4%
AMAYA Holdings BV
1st Lien Term Loan, 5.00%, 07/29/21	258	258
American Axle and Manufacturing Inc.
Term Loan B, 0.00%, 03/08/24 (l)	400	400
	Shares/Par†	Value
ARAMARK Services Inc.
Term Loan E, 3.28%, 09/21/19	501	502
Term Loan B, 2.98%, 03/09/24	533	536
Bass Pro Group LLC
Term Loan B, 5.97%, 04/01/24	400	385
Caesars Growth Properties Holdings LLC
Term Loan, 6.25%, 04/10/21	188	189
Charter Communications Operating LLC
Term Loan H, 2.79%, 01/15/22	310	310
Term Loan I, 3.23%, 01/15/24	186	186
Citycenter Holdings LLC
Term Loan B, 3.75%, 10/09/20	388	392
Cowlitz Tribal Gaming Authority
Term Loan, 11.50%, 12/01/21	420	449
CSC Holdings LLC
Term Loan, 3.94%, 10/15/24	259	258
Eldorado Resorts LLC
Term Loan B, 0.00%, 03/16/24 (l)	330	329
ESH Hospitality Inc.
Term Loan B, 3.28%, 08/30/23	244	245
Four Seasons Holdings Inc.
Term Loan B, 3.75%, 11/18/23	256	258
Helix Gen Funding LLC
Term Loan B, 3.75%, 03/09/24	300	304
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 4.52%, 12/24/21	550	547
Lions Gate Entertainment Corp.
1st Lien Term Loan, 3.85%, 10/12/23	156	157
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.28%, 04/15/23	385	387
Mohegan Tribal Gaming Authority
Term Loan B, 5.50%, 09/28/23	524	524
Numericable Group SA
Term Loan B-11, 0.00%, 06/22/25 (l)	397	395
Numericable US LLC
Term Loan B-7, 5.29%, 01/08/24	397	397
Outfront Media Capital LLC
Term Loan B, 3.03%, 01/16/21	495	497
PetSmart Inc.
Term Loan B-2, 4.02%, 10/10/22	581	554
Scientific Games International Inc.
Term Loan B-3, 4.85%, 10/01/21	452	458
Seminole Hard Rock Entertainment Inc.
Term Loan B, 3.75%, 05/15/20	523	525
UFC Holdings LLC
1st Lien Term Loan, 4.25%, 07/22/23	199	200
2nd Lien Term Loan, 8.50%, 07/26/24	100	102
Univision Communications Inc.
Term Loan C-3, 4.00%, 03/01/20	498	494
		10,238
Consumer Staples 1.3%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.75%, 01/27/24	197	192
Dole Food Co. Inc.
Term Loan B, 4.50%, 10/25/18	451	451
Term Loan B, 0.00%, 03/24/24 (l)	200	201
JBS USA LLC
Term Loan B, 3.29%, 10/30/22	500	502
Pinnacle Foods Finance LLC
Term Loan B, 2.81%, 02/03/24	19	19
		1,365
Energy 2.7%
Chesapeake Energy Corp.
Term Loan, 8.55%, 08/25/21	465	495
Drillships Financing Holding Inc.
Term Loan B-1, 0.00%, 03/31/21 (h) (i)	496	354
EFS Cogen Holdings I LLC
Term Loan B, 4.50%, 06/30/23	277	279
Foresight Energy LLC
1st Lien Term Loan, 0.00%, 03/16/22 (l)	400	389
Peabody Energy Corp.
Term Loan, 0.00%, 02/08/22 (l)	300	300
Seventy Seven Operating LLC
Term Loan B, 3.78%, 06/25/20	487	482

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Summit Midstream Holdings LLC
Term Loan B, 7.02%, 05/15/22	68	69
TEX Operations Co. LLC
Term Loan B, 3.53%, 08/04/23	422	421
Term Loan C, 3.53%, 08/04/23	96	96
		2,885
Financials 0.5%
Avolon (Luxembourg) SARL
Term Loan B-2, 3.73%, 01/20/22	100	101
Guggenheim Partners LLC
Term Loan, 3.73%, 07/22/23	462	464
		565
Health Care 1.6%
CBS Radio Inc.
Term Loan B, 4.50%, 10/06/23	181	182
Change Healthcare Holdings Inc.
Term Loan B, 3.75%, 02/02/24	400	401
inVentiv Health Inc.
Term Loan B, 4.80%, 09/29/23	526	527
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.57%, 03/13/22	666	667
		1,777
Industrials 1.9%
Commercial Barge Line Co.
1st Lien Term Loan, 9.75%, 11/06/20 (m)	334	305
Delta Air Lines Inc.
Term Loan B-1, 3.35%, 10/18/18	638	641
Gardner Denver Inc.
Term Loan, 4.25%, 07/31/20	550	548
Harbor Freight Tools USA Inc.
Term Loan B, 3.79%, 08/15/23	320	320
Harsco Corp.
Term Loan B, 6.00%, 10/27/23	239	242
		2,056
Information Technology 1.1%
Ancestry.com Operations Inc.
1st Lien Term Loan, 4.25%, 10/19/23	396	399
Gartner Inc.
Term Loan B, 0.00%, 03/15/24 (l)	38	38
Radiate Holdco LLC
1st Lien Term Loan, 3.78%, 12/09/23	400	402
Western Digital Corp.
Term Loan B-1, 4.53%, 04/29/23	289	290
		1,129
Materials 2.2%
Berry Plastics Group Inc.
Term Loan K, 3.11%, 02/08/20	427	429
BWAY Holding Co.
Term Loan B, 0.00%, 03/22/24 (l)	200	199
Forterra Finance LLC
Term Loan B, 4.50%, 10/30/23	360	363
GCP Applied Technologies Inc.
Term Loan B, 4.25%, 02/03/22	318	320
Kraton Polymers LLC
Term Loan B, 5.00%, 01/06/22	243	245
MacDermid Inc.
Term Loan B-5, 4.50%, 06/07/20	292	295
Term Loan, 5.00%, 06/07/23	135	136
Solenis International LP
1st Lien Term Loan, 4.30%, 07/02/21	425	426
		2,413
Telecommunication Services 0.8%
Sprint Communications Inc.
1st Lien Term Loan B, 3.50%, 02/29/24	400	400
Windstream Services LLC
Term Loan B-6, 4.95%, 03/29/21	440	442
		842
Utilities 1.8%
Calpine Corp.
Term Loan B-8, 2.60%, 12/26/19	66	66
Dynegy Inc.
Term Loan, 4.25%, 06/27/23	225	225
	Shares/Par†	Value
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 4.30%, 06/30/17	1,058	1,057
Talen Energy Supply LLC
Term Loan B, 6.06%, 10/18/23	430	433
Vistra Operations Co. LLC
Term Loan B-2, 4.19%, 12/12/23	200	200
		1,981
Total Variable Rate Senior Loan Interests (cost $25,046)		25,251
GOVERNMENT AND AGENCY OBLIGATIONS 0.7%
Commercial Mortgage-Backed Securities 0.7%
Freddie Mac Multifamily Aggregation Risk Transfer
Series 2017-A-KT01, REMIC, 1.30%, 02/25/20 (b)	774	775
Total Government And Agency Obligations (cost $774)		775
PREFERRED STOCKS 0.8%
Energy 0.3%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18)	14	366
Financials 0.5%
State Street Corp., 5.35%, (callable at 25 beginning 03/15/26) (j)	18	477
Total Preferred Stocks (cost $836)		843
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (h) (m) (n)	3,156	—
Quicksilver Resources Inc. Escrow (h) (m) (n)	844	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 0.1%
Financials 0.1%
Samson Investment LLC (e) (h) (m)	5	82
Total Common Stocks (cost $85)		82
INVESTMENT COMPANIES 1.8%
Kayne Anderson MLP Investment Co.	8	163
SPDR Barclays High Yield Bond ETF	49	1,810
Total Investment Companies (cost $2,060)		1,973
SHORT TERM INVESTMENTS 19.4%
Investment Companies 19.4%
JNL Money Market Fund, 0.53% (o) (p)	21,051	21,051
Total Short Term Investments (cost $21,051)		21,051
Total Investments 107.0% (cost $114,950)		116,074
Total Securities Sold Short (3.3)% (proceeds $3,519)		(3,541)
Other Derivative Instruments 0.0%		33
Other Assets and Liabilities, Net (3.7)%		(4,116)
Total Net Assets 100.0%		$108,450

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $23,668 and 21.8%, respectively.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(f) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Non-income producing security.

(i) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 1.1% of the Fund’s net assets.

(j) Perpetual security.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(l) This variable rate senior loan will settle after March 31, 2017, at which time the interest rate will be determined.

(m) Security fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(n) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (3.3%)
CORPORATE BONDS AND NOTES (3.3%)
Consumer Discretionary (0.7%)
AutoZone Inc.
3.25%, 04/15/25	(800)	$(786)
Information Technology (1.0%)
QUALCOMM Inc.
3.45%, 05/20/25	(1,000)	(1,012)
	Shares/Par†	Value
Materials (0.7%)
Sherwin-Williams Co.
3.45%, 08/01/25	(750)	(754)
Real Estate (0.9%)
Simon Property Group LP
3.30%, 01/15/26	(1,000)	(989)
Total Corporate Bonds And Notes (proceeds $3,519)		(3,541)
Total Securities Sold Short (3.3%) (proceeds $3,519)		$(3,541)

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
AECOM, 5.13%, 03/15/27	02/16/17	$248	$249	0.2%
BlueLine Rental Finance Corp., 9.25%, 03/15/24	03/03/17	99	101	0.1
BMW US Capital LLC, 1.53%, 04/06/20	03/31/17	1,000	1,000	0.9
BWAY Holding Co., 5.50%, 04/15/24	03/23/17	400	403	0.4
BWAY Holding Co., 7.25%, 04/15/25	03/23/17	550	550	0.5
Charter Communications Operating LLC, 5.38%, 05/01/47	03/31/17	325	326	0.3
CyrusOne LP, 5.00%, 03/15/24	03/06/17	37	38	—
CyrusOne LP, 5.38%, 03/15/27	03/06/17	176	178	0.2
New Cotai LLC, 10.63%, 05/01/19	08/11/16	145	204	0.2
Verizon Communications Inc., 2.95%, 03/15/22	02/10/17	741	741	0.7
		$3,721	$3,790	3.5%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Euro FX Currency	(3)	June 2017	(399)	$—	$(3)
U.S. Treasury Long Bond	(5)	June 2017	(750)	(2)	(4)
U.S. Treasury Note, 10-Year	(179)	June 2017	(22,266)	(39)	(30)
U.S. Treasury Note, 2-Year	(20)	July 2017	(4,326)	(1)	(3)
U.S. Treasury Note, 5-Year	(161)	July 2017	(18,954)	(26)	—
Ultra 10-Year U.S. Treasury Note	14	June 2017	1,868	4	6
Ultra Long Term U.S. Treasury Bond	(16)	June 2017	(2,564)	(5)	(6)
				$(69)	$(40)

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
CDX.NA.IG.28	1.00%	06/20/22	4,000	$(66)	$(1)	$(3)
				$(66)	$(1)	$(3)

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
Capital One Bank USA Corp., 2.25%, 02/13/19	JPM	N/A	1.00%	06/20/22	$2,500	$(77)	$(71)	$(6)
Carnival Corp., 6.65%, 01/15/28	JPM	N/A	1.00	06/20/22	2,000	(61)	(60)	(1)
ConAgra Brands Inc., 7.00%, 10/01/28	JPM	N/A	1.00	12/20/21	1,500	(44)	(11)	(33)
Lamb Weston Holdings Inc., 4.63%, 11/01/24	JPM	N/A	1.00	12/20/21	1,500	(13)	(11)	(2)
Marriott International Inc., 3.00%, 03/01/19	CGM	N/A	1.00	06/20/22	2,500	(66)	(64)	(2)
Quest Diagnostics Inc., 2.50%, 03/30/20	JPM	N/A	1.00	06/20/22	2,000	(55)	(56)	1
Staples Inc., 2.75%, 01/12/18	CGM	N/A	1.00	03/20/18	3,000	(26)	(7)	(19)
					$15,000	$(342)	$(280)	$(62)
Credit default swap agreements - sell protection[2]
Citigroup Inc., 6.13%, 05/15/18	JPM	0.64%	1.00%	06/20/22	$(2,500)	$45	$46	$(1)
Host Hotels & Resorts LP, 4.75%, 03/01/23	CGM	0.90	1.00	06/20/22	(2,500)	14	9	5

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Royal Caribbean Cruises, 5.25%, 11/15/22	CGM	1.08	5.00	06/20/22	(2,000)	387	371	16
					$(7,000)	$446	$426	$20

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 59.6%
Consumer Discretionary 10.0%
Adient Plc	124	$9,026
Amazon.com Inc. (a) (b)	29	25,447
ARAMARK Corp.	398	14,678
AutoZone Inc. (a)	17	11,937
Home Depot Inc.	105	15,403
Liberty Global Plc - Class C (a)	193	6,763
Lowe's Cos. Inc.	213	17,486
O'Reilly Automotive Inc. (a)	75	20,126
Relx Plc	305	5,975
Yum! Brands Inc.	219	14,017
		140,858
Consumer Staples 8.8%
Altria Group Inc.	137	9,784
British American Tobacco Plc	163	10,789
CVS Health Corp. (b)	71	5,562
Dr. Pepper Snapple Group Inc.	194	18,974
Kraft Heinz Foods Co.	98	8,938
Mondelez International Inc. - Class A	280	12,046
PepsiCo Inc.	106	11,887
Philip Morris International Inc.	275	31,014
Tyson Foods Inc. - Class A	65	4,039
Walgreens Boots Alliance Inc.	127	10,565
		123,598
Energy 1.6%
Canadian Natural Resources Ltd.	420	13,778
Total SA (c)	180	9,079
		22,857
Financials 7.0%
Bank of New York Mellon Corp.	599	28,277
Marsh & McLennan Cos. Inc.	493	36,446
PNC Financial Services Group Inc. (b)	42	5,002
State Street Corp.	91	7,266
Wells Fargo & Co. (b)	243	13,514
Willis Towers Watson Plc	65	8,507
		99,012
Health Care 14.2%
Abbott Laboratories	540	23,996
Aetna Inc.	94	12,043
Anthem Inc.	60	9,923
Becton Dickinson & Co.	120	22,096
Biogen Inc. (a) (b)	23	6,222
Bioverativ Inc. (a)	2	131
CIGNA Corp.	78	11,382
Danaher Corp. (b)	254	21,745
GlaxoSmithKline Plc	180	3,733
Humana Inc.	41	8,395
PerkinElmer Inc.	335	19,458
Perrigo Co. Plc	89	5,889
Thermo Fisher Scientific Inc.	132	20,304
UnitedHealth Group Inc. (b)	96	15,827
Zoetis Inc. - Class A (b)	366	19,527
		200,671
Industrials 3.6%
Boeing Co. (b)	30	5,323
Equifax Inc.	26	3,528
Fortive Corp.	110	6,638
IDEX Corp.	2	196
IHS Markit Ltd. (a)	119	4,982
Johnson Controls International Plc	336	14,169
Pentair Plc	100	6,288
Roper Industries Inc.	46	9,589
		50,713
Information Technology 10.6%
Alphabet Inc. - Class A (a)	3	2,798
Alphabet Inc. - Class C (a) (b)	33	27,087
Apple Inc.	56	8,045
Fidelity National Information Services Inc. (b)	70	5,597
Fiserv Inc. (a)	269	31,006
	Shares/Par†	Value
Intuit Inc.	48	5,518
MasterCard Inc. - Class A (b)	111	12,532
Microsoft Corp.	427	28,135
Visa Inc. - Class A (b)	332	29,511
		150,229
Materials 0.3%
Ball Corp.	48	3,577
Real Estate 1.1%
American Tower Corp. (b)	54	6,612
SBA Communications Corp. (a)	77	9,264
		15,876
Utilities 2.4%
DTE Energy Co.	35	3,615
PG&E Corp.	461	30,577
		34,192
Total Common Stocks (cost $753,403)		841,583
TRUST PREFERRED 0.3%
Utilities 0.3%
SCE Trust I, 5.63%, (callable at 25 beginning 06/15/17) (d)	82	2,058
SCE Trust II, 5.10%, (callable at 25 beginning 03/15/18) (c) (d)	—	6
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (c) (d)	8	226
SCE Trust IV, 5.38%, (callable at 25 beginning 09/15/25) (c) (d)	78	2,089
SCE Trust V, 5.45%, (callable at 25 beginning 03/15/26) (d)	25	677
Total Trust Preferreds (cost $4,945)		5,056
PREFERRED STOCKS 1.5%
Financials 0.5%
Charles Schwab Corp., 5.95%, (callable at 25 beginning 06/01/21) (d)	4	105
Charles Schwab Corp. - Series C, 6.00%, (callable at 25 beginning 12/01/20) (d)	75	2,001
State Street Corp. - Series S, 6.00%, (callable at 25 beginning 12/15/19) (d)	28	735
State Street Corp., 5.35%, (callable at 25 beginning 03/15/26) (d)	35	922
Wells Fargo & Co. - Series L, 7.50% (d) (e)	2	2,716
		6,479
Real Estate 0.5%
American Tower Corp., 5.50%, 02/15/18 (e)	66	7,340
Utilities 0.5%
DTE Energy Co., 6.50%, 10/01/19	100	5,348
NextEra Energy Inc., 6.12%, 09/01/19	49	2,497
		7,845
Total Preferred Stocks (cost $20,524)		21,664
INVESTMENT COMPANIES 0.1%
T. Rowe Price Institutional Floating Rate Fund (f)	112	1,125
Total Investment Companies (cost $1,144)		1,125
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Continental Airlines Inc. Pass-Through Trust
Series 2012-A-1, 4.15%, 04/11/24	17	17
DB Master Finance LLC
Series 2015-A2I-1A, 3.26%, 02/20/19 (g)	93	94
Taco Bell Funding LLC
Series 2016-A2I-1A, 3.83%, 05/26/20 (g)	910	923
Wendys Funding LLC
Series 2015-A2I-1A, 3.37%, 06/15/45 (g)	197	198
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,216)		1,232
CORPORATE BONDS AND NOTES 21.9%
Consumer Discretionary 5.2%
Amazon.com Inc.
2.60%, 12/05/19	2,965	3,024
ARAMARK Services Inc.
5.00%, 04/01/25 (g)	4,085	4,208
AutoZone Inc.
1.63%, 04/21/19	120	119
2.50%, 04/15/21	590	585

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
CCO Holdings LLC
5.25%, 03/15/21	650	668
5.25%, 09/30/22	3,000	3,112
5.13%, 02/15/23	1,850	1,905
5.13%, 05/01/23 (g)	475	489
5.75%, 09/01/23 - 01/15/24	2,865	2,980
5.88%, 04/01/24 (g)	1,075	1,134
Cedar Fair LP
5.25%, 03/15/21	2,339	2,397
5.38%, 06/01/24	1,090	1,117
Cequel Communications Escrow I LLC
6.38%, 09/15/20 (g)	2,575	2,649
Charter Communications Operating LLC
3.58%, 07/23/20	1,275	1,312
Cox Communications Inc.
6.25%, 06/01/18 (g)	65	68
DISH DBS Corp.
4.63%, 07/15/17	1,300	1,308
4.25%, 04/01/18	500	508
Dollar Tree Inc.
5.75%, 03/01/23	2,500	2,662
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (g)	550	543
KFC Holding Co.
5.00%, 06/01/24 (g)	425	434
Lamar Media Corp.
5.88%, 02/01/22	450	465
Limited Brands Inc.
8.50%, 06/15/19	2,360	2,631
7.00%, 05/01/20	925	1,015
6.63%, 04/01/21	3,370	3,677
McDonald's Corp.
2.10%, 12/07/18	85	85
Netflix Inc.
4.38%, 11/15/26 (g)	600	590
Service Corp. International
5.38%, 05/15/24	1,240	1,290
Sirius XM Radio Inc.
4.25%, 05/15/20 (g)	115	116
5.75%, 08/01/21 (c) (g)	900	935
6.00%, 07/15/24 (g)	2,530	2,713
Six Flags Entertainment Corp.
5.25%, 01/15/21 (g)	6,100	6,272
Time Warner Cable Inc.
5.85%, 05/01/17	855	858
6.75%, 07/01/18	1,775	1,878
Unitymedia Hessen GmbH & Co. KG
5.50%, 01/15/23 (g)	6,000	6,239
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (g)	2,350	2,473
UPC Holding BV
6.38%, 09/15/22, EUR (g)	1,275	1,429
Yum! Brands Inc.
6.25%, 03/15/18	900	930
5.30%, 09/15/19 (c)	570	601
3.88%, 11/01/20 - 11/01/23	3,030	3,045
3.75%, 11/01/21	4,151	4,193
		72,657
Consumer Staples 0.6%
B&G Foods Inc.
4.63%, 06/01/21	825	831
Kroger Co.
2.00%, 01/15/19 (c)	320	321
PepsiCo Inc.
1.25%, 04/30/18	370	370
Philip Morris International Inc.
1.47%, 02/21/20 (h)	860	863
2.00%, 02/21/20	1,300	1,297
2.63%, 02/18/22 (c)	1,610	1,607
Rite Aid Corp.
6.75%, 06/15/21	310	312
Spectrum Brands Inc.
6.63%, 11/15/22	1,015	1,070
6.13%, 12/15/24	375	397
	Shares/Par†	Value
TreeHouse Foods Inc.
6.00%, 02/15/24 (g)	200	210
Walgreens Boots Alliance Inc.
1.75%, 05/30/18	1,215	1,216
		8,494
Energy 1.2%
Canadian Natural Resources Ltd.
1.75%, 01/15/18	550	550
Chevron Corp.
1.37%, 03/02/18	1,750	1,749
Concho Resources Inc.
5.50%, 10/01/22 - 04/01/23	6,500	6,711
Diamondback Energy Inc.
4.75%, 11/01/24 (g)	500	503
Enbridge Energy Partners LP
6.50%, 04/15/18	75	78
EQT Corp.
8.13%, 06/01/19	180	201
Matador Resources Co.
6.88%, 04/15/23	725	758
Range Resources Corp.
5.00%, 08/15/22 - 03/15/23 (g)	2,323	2,290
4.88%, 05/15/25	875	838
Targa Resources Partners LP
4.13%, 11/15/19 (c)	740	752
5.25%, 05/01/23	1,275	1,304
4.25%, 11/15/23	1,000	977
		16,711
Financials 3.5%
Altice US Finance I Corp.
5.38%, 07/15/23 (g)	600	622
American Honda Finance Corp.
0.95%, 05/05/17	925	925
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	630	630
2.29%, 02/01/21 (h)	850	875
2.65%, 02/01/21	1,035	1,043
3.30%, 02/01/23	850	865
Bank of New York Mellon Corp.
4.63%, (callable at 100 beginning 09/20/26) (d)	1,225	1,183
4.95%, (callable at 100 beginning 06/20/20) (d)	3,075	3,161
Caterpillar Financial Services Corp.
1.25%, 11/06/17 (c)	1,140	1,139
2.25%, 12/01/19	360	361
CNH Capital LLC
3.63%, 04/15/18	2,200	2,225
CNH Industrial Capital LLC
3.88%, 07/16/18	700	712
Ford Motor Credit Co. LLC
6.63%, 08/15/17	900	916
1.63%, 09/08/17 (h)	1,100	1,101
1.67%, 12/06/17 (h)	2,625	2,628
1.72%, 12/06/17	650	650
2.15%, 01/09/18	1,500	1,504
5.00%, 05/15/18	550	568
2.38%, 03/12/19	1,700	1,706
2.60%, 11/04/19	2,175	2,186
HUB International Ltd.
9.25%, 02/15/21 (g)	550	567
7.88%, 10/01/21 (g)	4,145	4,321
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (d)	3,605	3,736
Marsh & McLennan Cos. Inc.
2.35%, 03/06/20	440	441
2.75%, 01/30/22	710	713
3.30%, 03/14/23	180	183
MSCI Inc.
5.25%, 11/15/24 (g)	1,350	1,421
5.75%, 08/15/25 (g)	950	1,009
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	560	560
PNC Financial Services Group Inc.
5.00%, (callable at 100 beginning 11/01/26) (d)	2,710	2,701

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Shell International Finance BV
1.48%, 05/11/20 (h)	465	467
State Street Corp.
5.25%, (callable at 100 beginning 09/15/20) (d)	1,275	1,331
Trinity Acquisition Plc
4.40%, 03/15/26	1,530	1,570
US Bancorp
5.30%, (callable at 100 beginning 04/15/27) (d)	1,295	1,319
Ziggo Secured Finance BV
5.50%, 01/15/27 (g)	3,275	3,275
		48,614
Health Care 4.3%
Becton Dickinson & Co.
1.80%, 12/15/17	1,036	1,037
2.68%, 12/15/19	854	866
Centene Corp.
5.63%, 02/15/21	4,729	4,949
4.75%, 05/15/22	2,465	2,533
6.13%, 02/15/24	2,645	2,840
4.75%, 01/15/25	2,200	2,212
DaVita HealthCare Partners Inc.
5.75%, 08/15/22	8,375	8,668
Eli Lilly & Co.
1.25%, 03/01/18	745	744
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19 (g)	3,306	3,496
5.88%, 01/31/22 (g)	1,825	1,976
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21 (g)	380	411
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22	1,075	1,116
HCA Inc.
8.00%, 10/01/18	3,145	3,404
3.75%, 03/15/19	1,200	1,226
4.25%, 10/15/19	1,510	1,560
6.50%, 02/15/20	7,071	7,729
Hologic Inc.
5.25%, 07/15/22	4,500	4,719
Johnson & Johnson
1.13%, 11/21/17	695	694
Medtronic Global Holdings SCA
1.70%, 03/28/19	1,650	1,649
3.35%, 04/01/27	945	951
Medtronic Inc.
1.50%, 03/15/18	1,555	1,555
2.50%, 03/15/20	985	999
Pfizer Inc.
1.20%, 06/01/18	3,453	3,447
Teleflex Inc.
4.88%, 06/01/26	275	276
UnitedHealth Group Inc.
1.40%, 12/15/17	765	765
Universal Health Services Inc.
3.75%, 08/01/19 (g)	190	193
WellCare Health Plans Inc.
5.75%, 11/15/20	1,050	1,080
		61,095
Industrials 0.3%
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (c)	1,135	1,142
Fortive Corp.
1.80%, 06/15/19 (g)	105	104
IHS Markit Ltd.
5.00%, 11/01/22 (g)	2,090	2,189
Lennox International Inc.
3.00%, 11/15/23	340	334
Manitowoc Foodservice Inc.
9.50%, 02/15/24	150	173
Moog Inc.
5.25%, 12/01/22 (g)	525	538
Xylem Inc.
3.25%, 11/01/26	250	246
		4,726
	Shares/Par†	Value
Information Technology 2.1%
Amphenol Corp.
1.55%, 09/15/17	375	375
2.20%, 04/01/20	1,000	1,000
3.20%, 04/01/24	500	500
Fiserv Inc.
2.70%, 06/01/20	2,325	2,347
Harris Corp.
2.00%, 04/27/18	570	572
Microsoft Corp.
3.30%, 02/06/27	12,070	12,223
NXP BV
3.75%, 06/01/18 (g)	7,725	7,879
4.13%, 06/15/20 (g)	200	207
Visa Inc.
1.20%, 12/14/17	4,390	4,387
		29,490
Materials 0.6%
Cytec Industries Inc.
3.95%, 05/01/25	1,255	1,251
Ecolab Inc.
2.00%, 01/14/19	535	538
Reynolds Group Holdings Inc.
6.88%, 02/15/21	259	266
Reynolds Group Issuer Inc.
5.75%, 10/15/20	4,301	4,425
4.52%, 07/15/21 (g) (h)	2,025	2,072
5.13%, 07/15/23 (g)	135	139
		8,691
Real Estate 2.1%
American Tower Corp.
3.30%, 02/15/21	1,800	1,825
CBRE Services Inc.
5.00%, 03/15/23	575	598
Crown Castle International Corp.
4.88%, 04/15/22	3,275	3,515
5.25%, 01/15/23	5,825	6,355
Iron Mountain Inc.
6.00%, 10/01/20 (g)	3,225	3,378
4.38%, 06/01/21 (g)	1,020	1,048
6.00%, 08/15/23	425	447
5.75%, 08/15/24	2,590	2,642
SBA Communications Corp.
4.88%, 07/15/22	3,912	3,971
4.88%, 09/01/24 (g)	6,100	6,023
		29,802
Telecommunication Services 1.0%
Level 3 Financing Inc.
5.38%, 08/15/22	1,775	1,835
5.63%, 02/01/23	1,650	1,708
T-Mobile USA Inc.
6.54%, 04/28/20	4,200	4,284
Verizon Communications Inc.
2.14%, 03/16/22 (h)	1,650	1,662
3.13%, 03/16/22	1,650	1,656
Virgin Media Finance Plc
6.00%, 10/15/24 (g)	1,650	1,710
Virgin Media Secured Finance Plc
5.25%, 01/15/26 (g)	1,800	1,811
		14,666
Utilities 1.0%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20	1,255	1,263
CMS Energy Corp.
8.75%, 06/15/19	50	57
Dominion Resources Inc.
2.96%, 07/01/19 (i)	170	172
DTE Energy Co.
3.80%, 03/15/27	3,475	3,523
Edison International
2.13%, 04/15/20	1,650	1,648
Pacific Gas & Electric Co.
3.30%, 03/15/27	1,835	1,842

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Southern California Gas Co.
3.20%, 06/15/25	1,475	1,490
Southern Co.
1.55%, 07/01/18	1,930	1,922
1.85%, 07/01/19	620	617
Virginia Electric & Power Co.
3.15%, 01/15/26	345	344
3.50%, 03/15/27	1,155	1,176
		14,054
Total Corporate Bonds And Notes (cost $306,400)		309,000
VARIABLE RATE SENIOR LOAN INTERESTS 1.7% (h)
Consumer Discretionary 0.1%
Charter Communications Operating LLC
Term Loan E, 2.79%, 07/01/20	1,235	1,238
Term Loan F, 2.79%, 01/03/21	594	595
Dollar Tree Inc.
Term Loan B-2, 4.25%, 07/06/22	75	76
Kasima LLC
Term Loan B, 3.50%, 05/17/21	291	293
		2,202
Consumer Staples 0.3%
Chobani LLC
1st Lien Term Loan, 5.25%, 09/30/23	2,480	2,501
Oak Tea Inc.
Term Loan B-1, 4.25%, 05/09/21	1,425	1,433
		3,934
Financials 0.6%
HUB International Ltd.
Term Loan B, 4.00%, 09/16/20	8,112	8,151
Health Care 0.6%
Change Healthcare Holdings Inc.
Term Loan B, 3.75%, 02/02/24	3,570	3,574
DaVita HealthCare Partners Inc.
Term Loan B, 3.53%, 06/20/21	4,211	4,256
Prestige Brands Inc.
Term Loan B-4, 3.53%, 01/20/24	190	192
		8,022
Industrials 0.1%
Manitowoc Foodservice Inc.
Term Loan B, 5.75%, 01/26/23	1,142	1,152
	Shares/Par†	Value
Information Technology 0.0%
Fiserv Inc.
Term Loan, 0.00%, 10/25/18 (j) (k)	260	259
Total Variable Rate Senior Loan Interests (cost $23,452)		23,720
SHORT TERM INVESTMENTS 15.3%
Investment Companies 15.1%
JNL Money Market Fund, 0.53% (f) (l)	4,635	4,635
T. Rowe Price Government Reserve Fund, 0.66% (f) (l)	209,168	209,168
		213,803
Securities Lending Collateral 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (l)	2,123	2,123
Total Short Term Investments (cost $215,926)		215,926
Total Investments 100.5% (cost $1,327,010)		1,419,306
Other Derivative Instruments (0.2)%		(3,396)
Other Assets and Liabilities, Net (0.3)%		(4,126)
Total Net Assets 100.0%		$1,411,784

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) All or portion of the security was on loan.

(d) Perpetual security.

(e) Convertible security.

(f) Investment in affiliate.

(g) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $78,899 and 5.6%, respectively.

(h) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(j) Security fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(k) This variable rate senior loan will settle after March 31, 2017, at which time the interest rate will be determined.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Options on Securities
MasterCard Inc.	Call	125.00	01/19/18	10	$(3)
MasterCard Inc.	Call	130.00	01/19/18	1	—
MasterCard Inc.	Call	120.00	01/19/18	8	(3)
MasterCard Inc.	Call	120.00	01/19/18	10	(4)
MasterCard Inc.	Call	120.00	01/19/18	3	(1)
					$(11)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
Options on Securities
Alphabet Inc. - Class C	CGM	Call	840.00	01/19/18	7	$(46)
Alphabet Inc. - Class C	CGM	Call	860.00	01/19/18	7	(39)
Alphabet Inc. - Class C	CGM	Call	860.00	01/19/18	7	(39)
Alphabet Inc. - Class C	CGM	Call	840.00	01/19/18	7	(46)
Alphabet Inc. - Class C	CGM	Call	920.00	01/19/18	11	(25)
Alphabet Inc. - Class C	CGM	Call	920.00	01/19/18	6	(14)
Alphabet Inc. - Class C	CGM	Call	920.00	01/19/18	10	(23)
Alphabet Inc. - Class C	CGM	Call	880.00	01/19/18	10	(36)
Alphabet Inc. - Class C	CGM	Call	900.00	01/19/18	7	(20)
Alphabet Inc. - Class C	CGM	Call	900.00	01/19/18	7	(20)

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
Alphabet Inc. - Class C	CGM	Call	900.00	01/19/18	11	(31)
Alphabet Inc. - Class C	CGM	Call	900.00	01/19/18	6	(17)
Alphabet Inc. - Class C	CGM	Call	880.00	01/19/18	10	(36)
Alphabet Inc. - Class C	CGM	Call	880.00	01/19/18	7	(25)
Alphabet Inc. - Class C	CGM	Call	880.00	01/19/18	7	(25)
Alphabet Inc. - Class C	CGM	Call	940.00	01/19/18	10	(17)
Alphabet Inc. - Class C	CGM	Call	940.00	01/19/18	10	(17)
Alphabet Inc. - Class C	CGM	Call	940.00	01/19/18	6	(10)
Alphabet Inc. - Class C	CGM	Call	920.00	01/19/18	10	(23)
Alphabet Inc. - Class C	CGM	Call	940.00	01/19/18	10	(17)
Alphabet Inc. - Class C	DUB	Call	900.00	01/19/18	11	(31)
Alphabet Inc. - Class C	DUB	Call	880.00	01/19/18	10	(36)
Alphabet Inc. - Class C	DUB	Call	940.00	01/19/18	8	(14)
Alphabet Inc. - Class C	DUB	Call	900.00	01/19/18	9	(25)
Alphabet Inc. - Class C	DUB	Call	900.00	01/19/18	11	(31)
Alphabet Inc. - Class C	DUB	Call	900.00	01/19/18	7	(20)
Alphabet Inc. - Class C	DUB	Call	920.00	01/19/18	8	(18)
Alphabet Inc. - Class C	DUB	Call	940.00	01/19/18	8	(14)
Alphabet Inc. - Class C	DUB	Call	940.00	01/19/18	7	(12)
Alphabet Inc. - Class C	DUB	Call	920.00	01/19/18	7	(16)
Alphabet Inc. - Class C	DUB	Call	920.00	01/19/18	8	(18)
Alphabet Inc. - Class C	DUB	Call	920.00	01/19/18	9	(20)
Amazon.com Inc.	CGM	Call	1,000.00	01/19/18	18	(65)
Amazon.com Inc.	DUB	Call	1,000.00	01/19/18	18	(65)
Amazon.com Inc.	DUB	Call	950.00	01/19/18	16	(85)
Amazon.com Inc.	DUB	Call	950.00	01/19/18	17	(90)
Amazon.com Inc.	DUB	Call	950.00	01/19/18	16	(85)
Amazon.com Inc.	DUB	Call	950.00	01/19/18	16	(85)
American Tower Corp.	CGM	Call	115.00	01/19/18	126	(144)
American Tower Corp.	CGM	Call	120.00	01/19/18	126	(106)
Biogen Inc.	CGM	Call	350.00	01/19/18	30	(39)
Biogen Inc.	CGM	Call	350.00	01/19/18	18	(23)
Boeing Co.	MLP	Call	175.00	01/19/18	271	(339)
CVS Health Corp.	DUB	Call	90.00	01/19/18	16	(1)
CVS Health Corp.	DUB	Call	90.00	01/19/18	181	(15)
CVS Health Corp.	DUB	Call	90.00	01/19/18	135	(11)
CVS Health Corp.	DUB	Call	90.00	01/19/18	65	(5)
CVS Health Corp.	DUB	Call	90.00	01/19/18	125	(11)
CVS Health Corp.	DUB	Call	90.00	01/19/18	47	(4)
CVS Health Corp.	DUB	Call	90.00	01/19/18	62	(5)
Danaher Corp.	DUB	Call	90.00	01/19/18	409	(134)
Danaher Corp.	DUB	Call	90.00	01/19/18	129	(42)
Danaher Corp.	DUB	Call	90.00	01/19/18	182	(60)
Fidelity National Information Services Inc.	CGM	Call	85.00	04/21/17	54	(1)
PNC Financial Services Group Inc.	CSI	Call	135.00	01/19/18	136	(54)
PNC Financial Services Group Inc.	CSI	Call	135.00	01/19/18	136	(54)
UnitedHealth Group Inc.	RBC	Call	180.00	01/19/18	85	(39)
UnitedHealth Group Inc.	RBC	Call	180.00	01/19/18	58	(26)
UnitedHealth Group Inc.	RBC	Call	180.00	01/19/18	159	(72)
UnitedHealth Group Inc.	RBC	Call	180.00	01/19/18	30	(14)
Visa Inc.	CGM	Call	95.00	01/19/18	268	(100)
Visa Inc.	CGM	Call	95.00	01/19/18	53	(20)
Visa Inc.	CGM	Call	95.00	01/19/18	268	(100)
Visa Inc.	CGM	Call	95.00	01/19/18	267	(99)
Visa Inc.	CGM	Call	90.00	01/19/18	152	(92)
Visa Inc.	CGM	Call	90.00	01/19/18	309	(187)
Visa Inc.	CGM	Call	95.00	01/19/18	53	(20)
Visa Inc.	CGM	Call	90.00	01/19/18	115	(70)
Wells Fargo & Co.	JPM	Call	65.00	01/19/18	596	(52)
Zoetis Inc.	DUB	Call	60.00	01/19/18	305	(53)
Zoetis Inc.	DUB	Call	60.00	01/19/18	305	(53)
Zoetis Inc.	GSC	Call	62.50	01/19/18	19	(2)
Zoetis Inc.	GSC	Call	62.50	01/19/18	86	(10)
Zoetis Inc.	GSC	Call	62.50	01/19/18	2	—

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
Zoetis Inc.	GSC	Call	62.50	01/19/18	163	(19)
Zoetis Inc.	GSC	Call	62.50	01/19/18	26	(3)
Zoetis Inc.	GSC	Call	60.00	01/19/18	19	(3)
Zoetis Inc.	GSC	Call	60.00	01/19/18	86	(15)
Zoetis Inc.	GSC	Call	60.00	01/19/18	2	—
Zoetis Inc.	GSC	Call	60.00	01/19/18	163	(28)
Zoetis Inc.	GSC	Call	60.00	01/19/18	26	(4)
						$(3,385)

Summary of Written Options
	Number of Contracts†	Premiums
Options outstanding at December 31, 2016	14,089	4,335
Options written during the period	4,999	1,809
Options closed during the period	(635)	(405)
Options exercised during the period	(5,520)	(1,246)
Options expired during the period	(6,668)	(1,461)
Options outstanding at March 31, 2017	6,265	3,032

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/The Boston Company Equity Income Fund
COMMON STOCKS 99.3%
Consumer Discretionary 6.3%
Comcast Corp. - Class A	57	$2,136
Goodyear Tire & Rubber Co.	28	1,017
Omnicom Group Inc.	38	3,261
Time Warner Inc.	25	2,474
		8,888
Consumer Staples 9.3%
Coca-Cola Co.	44	1,864
Coca-Cola European Partners Plc	29	1,089
ConAgra Brands Inc.	30	1,197
Kellogg Co.	44	3,180
Kraft Heinz Foods Co.	15	1,410
Molson Coors Brewing Co. - Class B	29	2,826
Walgreens Boots Alliance Inc.	20	1,657
		13,223
Energy 10.4%
EOG Resources Inc.	35	3,372
Occidental Petroleum Corp.	67	4,227
Phillips 66	34	2,718
Schlumberger Ltd.	32	2,493
Valero Energy Corp.	29	1,893
		14,703
Financials 29.7%
Allstate Corp.	18	1,443
American Express Co.	18	1,407
Ameriprise Financial Inc.	12	1,550
Bank of America Corp.	234	5,519
BB&T Corp.	39	1,759
Berkshire Hathaway Inc. - Class B (a)	39	6,433
Chubb Ltd.	10	1,403
Goldman Sachs Group Inc.	10	2,194
Hartford Financial Services Group Inc.	14	680
JPMorgan Chase & Co.	78	6,833
PNC Financial Services Group Inc.	16	1,910
Prudential Financial Inc.	24	2,589
SunTrust Banks Inc.	25	1,384
Synchrony Financial	84	2,877
U.S. Bancorp	49	2,547
Voya Financial Inc.	44	1,680
		42,208
Health Care 9.7%
Abbott Laboratories	38	1,669
Aetna Inc.	17	2,184
AmerisourceBergen Corp.	16	1,414
Bristol-Myers Squibb Co.	14	752
Eli Lilly & Co.	14	1,140
Merck & Co. Inc.	68	4,328
UnitedHealth Group Inc.	13	2,213
		13,700
	Shares/Par†	Value
Industrials 8.2%
Delta Air Lines Inc.	39	1,800
Honeywell International Inc.	15	1,911
L3 Technologies Inc.	9	1,533
Raytheon Co.	21	3,175
United Technologies Corp.	29	3,218
		11,637
Information Technology 10.0%
Apple Inc.	13	1,889
Cisco Systems Inc.	104	3,516
Corning Inc.	80	2,152
Harris Corp.	13	1,456
Microchip Technology Inc.	14	1,044
Oracle Corp.	42	1,874
Texas Instruments Inc.	28	2,265
		14,196
Materials 6.7%
CF Industries Holdings Inc.	40	1,163
Dow Chemical Co.	33	2,103
Martin Marietta Materials Inc.	7	1,629
Newmont Mining Corp.	41	1,351
Packaging Corp. of America	20	1,876
Vulcan Materials Co.	12	1,400
		9,522
Real Estate 2.5%
Lamar Advertising Co. - Class A	23	1,752
Uniti Group Inc.	70	1,813
		3,565
Telecommunication Services 4.2%
AT&T Inc.	118	4,899
Vodafone Group Plc - ADR	41	1,085
		5,984
Utilities 2.3%
FirstEnergy Corp.	46	1,449
NRG Yield Inc. - Class C	102	1,806
		3,255
Total Common Stocks (cost $123,655)		140,881
INVESTMENT COMPANIES 0.5%
iShares Russell 1000 Value Index ETF	6	705
Total Investment Companies (cost $717)		705
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Money Market Fund, 0.53% (b) (c)	479	479
Total Short Term Investments (cost $479)		479
Total Investments 100.1% (cost $124,851)		142,065
Other Assets and Liabilities, Net (0.1)%		(119)
Total Net Assets 100.0%		$141,946

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/The London Company Focused U.S. Equity Fund
COMMON STOCKS 96.9%
Consumer Discretionary 12.1%
Carnival Plc	97	$5,717
Dollar Tree Inc. (a)	112	8,745
Pulte Homes Inc.	221	5,208
		19,670
Consumer Staples 6.0%
Altria Group Inc.	96	6,871
Spectrum Brands Holdings Inc.	20	2,768
		9,639
Financials 19.9%
Berkshire Hathaway Inc. - Class B (a)	70	11,719
BlackRock Inc.	19	7,329
Cincinnati Financial Corp.	76	5,495
Wells Fargo & Co.	137	7,603
		32,146
Health Care 7.3%
Eli Lilly & Co.	90	7,590
Pfizer Inc.	126	4,311
		11,901
Industrials 29.6%
Deere & Co.	57	6,191
General Dynamics Corp.	41	7,694
General Electric Co.	255	7,603

	Shares/Par†	Value
Norfolk Southern Corp.	68	7,661
Old Dominion Freight Line Inc.	78	6,699
Orbital ATK Inc.	77	7,534
USG Corp. (a)	142	4,510
		47,892
Information Technology 8.9%
Apple Inc.	51	7,263
Citrix Systems Inc. (a)	71	5,949
LogMeIn Inc.	12	1,204
		14,416
Materials 13.1%
Martin Marietta Materials Inc.	42	9,243
NewMarket Corp.	19	8,353
Tredegar Corp.	211	3,695
		21,291
Total Common Stocks (cost $127,518)		156,955
SHORT TERM INVESTMENTS 3.0%
Investment Companies 3.0%
JNL Money Market Fund, 0.53% (b) (c)	4,799	4,799
Total Short Term Investments (cost $4,799)		4,799
Total Investments 99.9% (cost $132,317)		161,754
Other Assets and Liabilities, Net 0.1%		139
Total Net Assets 100.0%		$161,893

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Van Eck International Gold Fund (a)
COMMON STOCKS 99.5%
Financials 0.2%
First Mining Finance Corp. (b) (c)	243	$150
Materials 99.3%
Acacia Mining Plc	172	967
Agnico-Eagle Mines Ltd.	72	3,057
Alamos Gold Inc. - Class A	2	13
Alamos Gold Inc. - Class A	225	1,808
Argonaut Gold Inc. (b)	604	1,059
Asanko Gold Inc. (b) (c)	99	260
Asanko Gold Inc. (b) (c)	83	217
Atacama Pacific Gold Corp. (b)	399	144
AuRico Metals Inc. (b) (c)	641	564
Auryn Resources Inc. (b)	120	282
B2Gold Corp. (b) (c)	1,115	3,155
Barrick Gold Corp.	71	1,348
Bear Creek Mining Corp. (b) (c)	328	563
Belo Sun Mining Corp. (b) (c)	630	403
Bonterra Resources Inc. (b)	67	20
Bonterra Resources Inc. (b) (d) (e) (f)	862	246
Brio Gold Inc. (b)	225	533
Cardinal Resources Ltd. (b)	1,731	709
Columbus Gold Corp. (b)	531	371
Continental Gold Inc. (b)	649	1,957
Corvus Gold Inc. (b)	117	75
Corvus Gold Inc. (b)	147	94
Dacian Gold Ltd. (b) (c)	53	80
Detour Gold Corp. (b)	95	1,083
Eastmain Resources Inc. (b) (c)	633	226
Eldorado Gold Corp.	207	705
Evolution Mining Ltd.	1,455	2,339
Fortuna Silver Mines Inc. (b) (c)	63	328
Fresnillo Plc	141	2,751
Gold Road Resources Ltd. (b) (c)	2,876	1,211
Goldcorp Inc.	213	3,113
Guyana Goldfields Inc. (b)	216	1,168
Integra Gold Corp. (b)	2,351	1,609
Kinross Gold Corp. (b)	403	1,415
Kirkland Lake Gold Inc. (b)	177	1,306
Klondex Mines Ltd. (b)	267	1,042
Leagold Mining Corp. (b) (f) (g)	313	647
Lundin Gold Inc. (b) (c)	76	348
MAG Silver Corp. (b)	56	738
Midas Gold Corp. (b) (c)	280	171
New Gold Inc. (b)	257	765
New Gold Inc. (b)	75	224
Newcastle Gold Ltd. (b) (c)	341	185
Newcrest Mining Ltd.	103	1,752
Newmont Mining Corp.	80	2,627
Northern Star Resources Ltd.	385	1,197
NovaGold Resources Inc. (b) (c)	105	511
OceanaGold Corp	373	1,105
Orezone Gold Corp. (b)	901	373
Osisko Mining Inc. (b) (g)	148	539
Osisko Mining Inc. (b)	30	110
Pan American Silver Corp.	34	596
Pilot Gold Inc. (b) (c)	646	277
Premier Gold Mines Ltd. (b) (c)	238	575
	Shares/Par†	Value
Pretium Resources Inc. (b) (c)	81	867
Randgold Resources Ltd. - ADR (c)	22	1,929
Richmont Mines Inc. (b) (c)	26	185
Richmont Mines Inc. (b)	30	213
Roxgold Inc. (b) (c) (g)	472	490
Roxgold Inc. (b) (c)	235	244
Royal Gold Inc.	24	1,709
Rye Patch Gold Corp. (b)	1,014	259
Sabina Gold & Silver Corp. (b) (c)	968	1,121
Saracen Mineral Holdings Ltd. (b)	584	440
SEMAFO Inc. (b)	259	781
Silver Wheaton Corp.	72	1,498
Sulliden Mining Capital Inc. (b)	54	12
Tahoe Resources Inc.	65	522
Tahoe Resources Inc. (c)	75	602
TMAC Resources Inc. (b) (c)	114	1,400
Torex Gold Resources Inc. (b)	100	1,962
Yamana Gold Inc. (c)	311	859
Yamana Gold Inc.	159	440
		64,494
Total Common Stocks (cost $57,853)		64,644
WARRANTS 0.0%
Pilot Gold Inc. (b)	192	14
Total Warrants (cost $21)		14
SHORT TERM INVESTMENTS 9.7%
Investment Companies 0.5%
JNL Money Market Fund, 0.53% (h) (i)	201	201
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 0.62% (i) (j)	108	108
		309
Securities Lending Collateral 9.2%
Securities Lending Cash Collateral Fund LLC, 0.63% (h) (i)	5,956	5,956
Total Short Term Investments (cost $6,265)		6,265
Total Investments 109.2% (cost $64,139)		70,923
Other Assets and Liabilities, Net (9.2)%		(5,957)
Total Net Assets 100.0%		$64,966

(a) Consolidated Schedule of Investments.

(b) Non-income producing security.

(c) All or portion of the security was on loan.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(f) Security fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(g) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $1,676 and 2.6%, respectively.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

(j) All or a portion of the security is held in the respective subsidiary.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Bonterra Resources Inc.	02/08/17	$183	$246	0.4%
		$183	$246	0.4%

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/WCM Focused International Equity Fund
COMMON STOCKS 98.3%
Australia 4.7%
CSL Ltd.	538	$51,472
Bermuda 2.3%
Lazard Ltd. - Class A	534	24,562
Brazil 2.9%
AMBEV SA - ADR	5,548	31,955
Canada 5.6%
Canadian Pacific Railway Co.	278	40,862
Constellation Software Inc.	41	20,277
		61,139
China 6.7%
Ctrip.com International Ltd. - ADR (a)	698	34,309
Tencent Holdings Ltd.	1,345	38,734
		73,043
Denmark 7.8%
Chr Hansen Holding A/S	422	27,070
Coloplast A/S - Class B	418	32,681
Novozymes A/S - Class B	648	25,672
		85,423
France 8.1%
Cie Generale d'Optique Essilor International SA	227	27,523
Hermes International SCA	56	26,600
LVMH Moet Hennessy Louis Vuitton SE	155	34,091
		88,214
Germany 2.4%
Adidas AG	137	26,024
Hong Kong 2.3%
AIA Group Ltd.	3,962	25,011
India 3.2%
HDFC Bank Ltd. - ADR	466	35,071
Ireland 5.9%
Accenture Plc - Class A	348	41,754
ICON Plc (a)	281	22,388
		64,142
Italy 2.0%
Luxottica Group SpA	402	22,192
Japan 5.6%
Keyence Corp.	99	39,596
	Shares/Par†	Value
Sysmex Corp.	359	21,827
		61,423
Mexico 2.8%
Wal-Mart de Mexico SAB de CV	12,981	29,952
Netherlands 3.0%
Core Laboratories NV	283	32,744
Russian Federation 2.2%
Yandex NV - Class A (a)	1,086	23,808
South Korea 1.2%
Amorepacific Corp.	54	13,454
Spain 1.4%
Inditex SA	444	15,643
Sweden 1.4%
Atlas Copco AB - Class A	428	15,089
Switzerland 6.6%
Nestle SA	557	42,741
SGS SA	14	29,292
		72,033
Taiwan 3.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,179	38,702
United Kingdom 12.2%
Compass Group Plc	2,221	41,932
Experian Plc	2,112	43,096
Reckitt Benckiser Group Plc	518	47,295
		132,323
United States of America 4.4%
Chubb Ltd.	354	48,259
Total Common Stocks (cost $947,449)		1,071,678
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Money Market Fund, 0.53% (b) (c)	16,632	16,632
Total Short Term Investments (cost $16,632)		16,632
Total Investments 99.8% (cost $964,081)		1,088,310
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net 0.2%		2,087
Total Net Assets 100.0%		$1,090,394

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/CAD	BBH	04/03/17	CAD	(1,768)	$(1,329)	$(4)
USD/CAD	BBH	04/04/17	CAD	(361)	(272)	(1)
USD/JPY	BBH	04/03/17	JPY	(62,447)	(561)	2
					$(2,162)	$(3)

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Currency Abbreviations:

AED - United Arab Emirates Dirham	EGP - Egyptian Pound	KES - Kenyan Shilling	RSD - Serbian Dinar
ARS - Argentine Peso	EUR - European Currency Unit (Euro)	KRW - Korean Won	RUB - Russian Ruble
AUD - Australian Dollar	GBP - British Pound	KZT - Kazakhstan Tenge	SAR - Saudi Riyal
BRL - Brazilian Real	GEL - Georgian Lari	LKR - Sri Lankan Rupee	SEK - Swedish Krona
CAD - Canadian Dollar	HKD - Hong Kong Dollar	MXN - Mexican Peso	SGD - Singapore Dollar
CHF - Swiss Franc	HUF - Hungarian Forint	NOK - Norwegian Krone	THB - Thai Baht
CLP - Chilean Peso	IDR - Indonesian Rupiah	NZD - New Zealand Dollar	TRY - New Turkish Lira
CNH - Chinese Offshore Yuan	ILS - Israeli New Shekel	OMR - Omani Rial	TWD - Taiwan Dollar
CNY - Chinese Yuan	INR - Indian Rupee	PEN - Peruvian Nuevo Sol	UGX - Uganda Shilling
COP - Colombian Peso	ISK - Icelandic Krona - Onshore	PHP - Philippine Peso	USD - United States Dollar
DOP - Dominican Peso	JPY - Japanese Yen	PLN - Polish Zloty	ZAR - South African Rand

Abbreviations:

ADR - American Depositary Receipt	Euro-Schatz - debt instrument issued by the Federal Republic of Germany
ASX - Australian Stock Exchange	with a term of 1.75 to 2.25 years
CAC - Cotation Assistee en Continu	FTSE - Financial Times and the London Stock Exchange
CDO - Collateralized Debt Obligation	iTraxx - Group of international credit derivative indexes monitored
CDX.EM - Credit Default Swap Index - Emerging Markets	by the International Index Company
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	JSE - Johannesburg Stock Exchange
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	LIBOR - London Interbank Offer Rate
CLO - Collateralized Loan Obligation	LME - London Metal Exchange
CPURNSA - CPI Consumers Index Non-Seasonally Adjusted	MBS - Mortgage Backed Security
EAFE - Europe, Australia and Far East	MCDX.NA - Municipal Credit Defualt Swap Index - North American
ETF - Exchange Traded Fund	MLP - Master Limited Partnership
Euribor - Europe Interbank Offered Rate	MSCI - Morgan Stanley Capital International
Euro-Bobl - debt instrument issued by the Federal Republic of Germany	OAT - Obligations Assimilables du Tresor
with a term of 4.5 to 5.5 years	OJSC - Open Joint-Stock Company
Euro-BTP – Debt Instrument Issued by the Republic of Italy	RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
with a term of	REMIC - Real Estate Mortgage Investment Conduit
Euro-Bund - debt instrument issued by the Federal Republic of Germany	SGX - Singapore Exchange
with a term of 8.5 to 10.5 years	SPDR - Standard & Poor's Depositary Receipt
Euro-OAT - debt instrument issued by the Republic of France	SPI - Schedule Performance Index
with a term of 8.5 to 10.5 years	ULSD - Ultra Low Sulfur Diesel

Counterparty Abbreviations:

APS - Amherst Pierpont Securities LLC	JPM - JPMorgan Chase Bank N.A.
BBH - Brown Brothers Harriman & Co.	MLP - Merrill Lynch, Pierce, Fenner, & Smith
BBP - Barclays Bank Plc	MSC - Morgan Stanley & Co., Incorporated
BCL - Barclays Capital Inc.	RBC - Royal Bank of Canada
BNP - BNP Paribas Securities	SCB - Standard Chartered Bank
BOA - Banc of America Securities LLC/Bank of America NA	SGB - Societe Generale Bannon LLC
CGM - Citigroup Global Markets	SGN - Societe Generale, NY
CIT - Citibank, Inc.	SIG - Susquehanna Investment Group
CSI - Credit Suisse Securities, LLC	SSB - State Street Brokerage Services, Inc.
DUB - Deutsche Bank Alex Brown Inc.	UBS - UBS Securities LLC
GSC - Goldman Sachs & Co.

† Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures are quoted in unrounded contracts.

"-” Amount rounds to less than one thousand or 0.05%.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

Security Valuation. Under the Jackson Variable Series Trust (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of March 31, 2017 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

JNL Tactical ETF Conservative Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Investment Companies	113,824	—	—	—	113,824
Short Term Investments	3,154	—	—	15,056	18,210
	116,978	—	—	15,056	132,034
JNL Tactical ETF Moderate Fund
Assets - Securities
Investment Companies	250,534	—	—	—	250,534
Short Term Investments	3,088	—	—	44,904	47,992
	253,622	—	—	44,904	298,526
JNL Tactical ETF Growth Fund
Assets - Securities
Investment Companies	186,542	—	—	—	186,542
Short Term Investments	2,500	—	—	40,172	42,672
	189,042	—	—	40,172	229,214
JNL/AQR Risk Parity Fund
Assets - Securities
Government And Agency Obligations	—	12,182	—	—	12,182
Short Term Investments	13,515	6,006	—	—	19,521
	13,515	18,188	—	—	31,703
Assets - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	8	—	—	8
Open Forward Foreign Currency Contracts	—	104	—	—	104
Futures Contracts	350	—	—	—	350
	350	112	—	—	462
Liabilities - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	(28)	—	—	(28)
Open Forward Foreign Currency Contracts	—	(87)	—	—	(87)
Futures Contracts	(181)	—	—	—	(181)
	(181)	(115)	—	—	(296)
JNL/BlackRock Global Long Short Credit Fund
Assets - Securities
Common Stocks	1,019	236	—	—	1,255
Preferred Stocks	2,011	—	—	—	2,011
Investment Companies	974	—	—	—	974
Non-U.S. Government Agency Asset-Backed Securities	—	39,841	302	—	40,143
Corporate Bonds And Notes	—	171,397	1,274	—	172,671
Variable Rate Senior Loan Interests	—	61,366	850	—	62,216
Government And Agency Obligations	—	25,320	—	—	25,320
Short Term Investments	22,900	80,766	—	—	103,666
	26,904	378,926	2,426	—	408,256
Liabilities - Securities
Corporate Bonds And Notes	—	(45,518)	—	—	(45,518)
Government And Agency Obligations	—	(34,621)	—	—	(34,621)
	—	(80,139)	—	—	(80,139)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL/BlackRock Global Long Short Credit Fund (continued)	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Investments in Other Financial Instruments[2]
OTC Credit Default Swap Agreements	—	725	—	—	725
OTC Contracts for Difference	—	39	—	—	39
OTC Total Return Swap Agreements	—	57	—	—	57
OTC Purchased Options	—	33	—	—	33
Open Forward Foreign Currency Contracts	—	440	—	—	440
Centrally Cleared Interest Rate Swap Agreements	—	46	—	—	46
Centrally Cleared Credit Default Swap Agreements	—	37	—	—	37
Futures Contracts	154	—	—	—	154
Exchange Traded Purchased Options	644	1	—	—	645
	798	1,378	—	—	2,176
Liabilities - Investments in Other Financial Instruments[2]
OTC Contracts for Difference	—	(23)	—	—	(23)
Open Forward Foreign Currency Contracts	—	(816)	—	—	(816)
OTC Total Return Swap Agreements	—	(78)	—	—	(78)
OTC Credit Default Swap Agreements	—	(1,770)	—	—	(1,770)
Centrally Cleared Interest Rate Swap Agreements	—	(186)	—	—	(186)
Centrally Cleared Credit Default Swap Agreements	—	(189)	—	—	(189)
Futures Contracts	(65)	—	—	—	(65)
Exchange Traded Written Options	(212)	(2)	—	—	(214)
	(277)	(3,064)	—	—	(3,341)
JNL/DFA U.S. Micro Cap Fund
Assets - Securities
Common Stocks	115,459	—	—	—	115,459
Short Term Investments	4,339	—	—	—	4,339
	119,798	—	—	—	119,798
JNL/DoubleLine Total Return Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	1,048,852	—	—	1,048,852
Government And Agency Obligations	—	1,332,432	—	—	1,332,432
Short Term Investments	146,457	—	—	—	146,457
	146,457	2,381,284	—	—	2,527,741
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	1,700	—	—	1,700
Corporate Bonds And Notes	—	6,183	—	—	6,183
Variable Rate Senior Loan Interests	—	—	6,024	—	6,024
Government And Agency Obligations	—	302,621	—	—	302,621
Common Stocks	12,527	4,418	—	—	16,945
Short Term Investments	16,789	34,399	—	—	51,188
	29,316	349,321	6,024	—	384,661
Liabilities - Securities
Government And Agency Obligations	—	(8,051)	—	—	(8,051)
	—	(8,051)	—	—	(8,051)
Assets - Investments in Other Financial Instruments[2]
OTC Cross-Currency Swap Agreements	—	15	—	—	15
OTC Credit Default Swap Agreements	—	1,193	—	—	1,193
OTC Purchased Options	—	5,914	—	—	5,914
OTC Interest Rate Swap Agreements	—	2,519	—	—	2,519
Open Forward Foreign Currency Contracts	—	5,307	—	—	5,307
Centrally Cleared Interest Rate Swap Agreements	—	2,176	—	—	2,176
Centrally Cleared Credit Default Swap Agreements	—	37	—	—	37
Futures Contracts	26	—	—	—	26
Exchange Traded Purchased Options	266	—	—	—	266
	292	17,161	—	—	17,453
Liabilities - Investments in Other Financial Instruments[2]
OTC Cross-Currency Swap Agreements	—	(202)	—	—	(202)
OTC Credit Default Swap Agreements	—	(3,696)	—	—	(3,696)
OTC Written Options	—	(1,982)	—	—	(1,982)
OTC Interest Rate Swap Agreements	—	(957)	—	—	(957)
Centrally Cleared Interest Rate Swap Agreements	—	(3,615)	—	—	(3,615)
Centrally Cleared Credit Default Swap Agreements	—	(1,188)	—	—	(1,188)
Open Forward Foreign Currency Contracts	—	(7,134)	—	—	(7,134)
Futures Contracts	(381)	—	—	—	(381)
	(381)	(18,774)	—	—	(19,155)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL/Epoch Global Shareholder Yield Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks
Australia	—	2,552	—	—	2,552
Canada	4,274	—	—	—	4,274
France	—	5,965	—	—	5,965
Germany	—	7,403	—	—	7,403
Italy	—	2,068	—	—	2,068
Netherlands	1,114	—	—	—	1,114
Norway	—	1,567	—	—	1,567
Singapore	—	1,011	—	—	1,011
Spain	—	596	—	—	596
Sweden	—	564	—	—	564
Switzerland	—	3,663	—	—	3,663
Taiwan	629	—	—	—	629
United Kingdom	2,228	9,328	—	—	11,556
United States of America	38,989	—	—	—	38,989
Short Term Investments	1,897	—	—	—	1,897
	49,131	34,717	—	—	83,848
JNL/FAMCO Flex Core Covered Call Fund
Assets - Securities
Common Stocks	132,145	—	—	—	132,145
Short Term Investments	1,977	—	—	—	1,977
	134,122	—	—	—	134,122
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(1,703)	(14)	—	—	(1,717)
	(1,703)	(14)	—	—	(1,717)
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	7,349	52,326	—	—	59,675
Short Term Investments	2,747	—	—	—	2,747
	10,096	52,326	—	—	62,422
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Neuberger Berman Currency Fund
Assets - Securities
Government And Agency Obligations	—	93,348	—	—	93,348
Short Term Investments	5,610	104,949	—	—	110,559
	5,610	198,297	—	—	203,907
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	13,156	—	—	13,156
	—	13,156	—	—	13,156
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(12,943)	—	—	(12,943)
	—	(12,943)	—	—	(12,943)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	3,472	—	—	3,472
Corporate Bonds And Notes	—	9,746	—	—	9,746
Short Term Investments	985	1,095	—	—	2,080
	985	14,313	—	—	15,298
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	181	—	—	—	181
	181	—	—	—	181
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(542)	—	—	—	(542)
	(542)	—	—	—	(542)
JNL/Nicholas Convertible Arbitrage Fund
Assets - Securities
Common Stocks	1,653	—	—	—	1,653
Preferred Stocks	23,574	—	—	—	23,574
Investment Companies	2,513	—	—	—	2,513
Corporate Bonds And Notes	—	324,453	—	—	324,453
Short Term Investments	11,980	—	—	—	11,980
	39,720	324,453	—	—	364,173
Liabilities - Securities
Common Stocks	(145,368)	—	—	—	(145,368)
Investment Companies	(3,847)	—	—	—	(3,847)
	(149,215)	—	—	—	(149,215)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL/PIMCO Credit Income Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Trust Preferred	11	—	—	—	11
Non-U.S. Government Agency Asset-Backed Securities	—	8,856	—	—	8,856
Corporate Bonds And Notes	—	322,592	—	—	322,592
Variable Rate Senior Loan Interests	—	10,984	1,997	—	12,981
Government And Agency Obligations	—	89,463	—	—	89,463
Preferred Stocks	44	309	—	—	353
Short Term Investments	—	3,800	—	3,972	7,772
	55	436,004	1,997	3,972	442,028
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	691	—	—	691
OTC Credit Default Swap Agreements	—	789	—	—	789
OTC Purchased Options	—	223	—	—	223
Centrally Cleared Credit Default Swap Agreements	—	293	—	—	293
Centrally Cleared Interest Rate Swap Agreements	—	360	—	—	360
Futures Contracts	8	—	—	—	8
	8	2,356	—	—	2,364
Liabilities - Investments in Other Financial Instruments[2]
OTC Credit Default Swap Agreements	—	(161)	—	—	(161)
OTC Interest Rate Swap Agreements	—	(81)	—	—	(81)
OTC Written Options	—	(208)	—	—	(208)
Open Forward Foreign Currency Contracts	—	(666)	—	—	(666)
Centrally Cleared Credit Default Swap Agreements	—	(3)	—	—	(3)
Centrally Cleared Interest Rate Swap Agreements	—	(604)	—	—	(604)
Futures Contracts	(15)	—	—	—	(15)
	(15)	(1,723)	—	—	(1,738)
JNL/PPM America Long Short Credit Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	7,041	—	—	7,041
Corporate Bonds And Notes	—	59,058	—	—	59,058
Variable Rate Senior Loan Interests	—	24,946	305	—	25,251
Government And Agency Obligations	—	775	—	—	775
Preferred Stocks	843	—	—	—	843
Other Equity Interests	—	—	—	—	—
Common Stocks	—	—	82	—	82
Investment Companies	1,973	—	—	—	1,973
Short Term Investments	21,051	—	—	—	21,051
	23,867	91,820	387	—	116,074
Liabilities - Securities
Corporate Bonds And Notes	—	(3,541)	—	—	(3,541)
	—	(3,541)	—	—	(3,541)
Assets - Investments in Other Financial Instruments[2]
OTC Credit Default Swap Agreements	—	22	—	—	22
Futures Contracts	6	—	—	—	6
	6	22	—	—	28
Liabilities - Investments in Other Financial Instruments[2]
OTC Credit Default Swap Agreements	—	(64)	—	—	(64)
Futures Contracts	(46)	—	—	—	(46)
Centrally Cleared Credit Default Swap Agreements	—	(3)	—	—	(3)
	(46)	(67)	—	—	(113)
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	812,007	29,576	—	—	841,583
Trust Preferred	5,056	—	—	—	5,056
Preferred Stocks	21,664	—	—	—	21,664
Investment Companies	—	1,125	—	—	1,125
Non-U.S. Government Agency Asset-Backed Securities	—	1,232	—	—	1,232
Corporate Bonds And Notes	—	309,000	—	—	309,000
Variable Rate Senior Loan Interests	—	23,461	259	—	23,720
Short Term Investments	215,926	—	—	—	215,926
	1,054,653	364,394	259	—	1,419,306
Liabilities - Investments in Other Financial Instruments[2]
OTC Written Options	—	(3,385)	—	—	(3,385)
Exchange Traded Written Options	(11)	—	—	—	(11)
	(11)	(3,385)	—	—	(3,396)
JNL/The Boston Company Equity Income Fund
Assets - Securities
Common Stocks	140,881	—	—	—	140,881
Investment Companies	705	—	—	—	705
Short Term Investments	479	—	—	—	479
	142,065	—	—	—	142,065

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL/The London Company Focused U.S. Equity Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	156,955	—	—	—	156,955
Short Term Investments	4,799	—	—	—	4,799
	161,754	—	—	—	161,754
JNL/Van Eck International Gold Fund
Assets - Securities
Common Stocks	52,305	12,339	—	—	64,644
Warrants	14	—	—	—	14
Short Term Investments	309	—	—	5,956	6,265
	52,628	12,339	—	5,956	70,923
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
Australia	—	51,472	—	—	51,472
Bermuda	24,562	—	—	—	24,562
Brazil	31,955	—	—	—	31,955
Canada	61,139	—	—	—	61,139
China	34,309	38,734	—	—	73,043
Denmark	—	85,423	—	—	85,423
France	—	88,214	—	—	88,214
Germany	—	26,024	—	—	26,024
Hong Kong	—	25,011	—	—	25,011
India	35,071	—	—	—	35,071
Ireland	64,142	—	—	—	64,142
Italy	—	22,192	—	—	22,192
Japan	—	61,423	—	—	61,423
Mexico	29,952	—	—	—	29,952
Netherlands	32,744	—	—	—	32,744
Russian Federation	23,808	—	—	—	23,808
South Korea	—	13,454	—	—	13,454
Spain	—	15,643	—	—	15,643
Sweden	—	15,089	—	—	15,089
Switzerland	—	72,033	—	—	72,033
Taiwan	38,702	—	—	—	38,702
United Kingdom	—	132,323	—	—	132,323
United States of America	48,259	—	—	—	48,259
Short Term Investments	16,632	—	—	—	16,632
	441,275	647,035	—	—	1,088,310
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	2	—	—	2
	—	2	—	—	2
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(5)	—	—	(5)
	—	(5)	—	—	(5)

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 All derivatives, except for options, are reflected at the unrealized appreciation (depreciation) on the instrument. Options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table summarizes significant transfers (in thousands) between Level 1 and Level 2 valuations for the period ended March 31, 2017:

	Transfers out of Level 2 into Level 1 during the Period($)	Transfers out of Level 1 into Level 2 during the Period($)
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/Lazard International Strategic Equity Fund
Common Stocks	—	1,759

The following table is a rollforward of significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended March 31, 2017:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period2 ($)	Transfers out of Level 3 During the Period2 ($)		Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases ($)		(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period1 ($)
JNL/DoubleLine Total Return Fund
Government And Agency Obligations	—	—	(45,541)	[3]	—	45,541	[3]	—	—	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at March 31, 2017.

2 There were no significant transfers between Level 3 and Level 2 valuations during the year ended March 31, 2017, other than those noted.

3 During the period, the valuation of the U.S. Government Agency MBS held in JNL/DoubleLine Total Return Fund was transferred from a Level 3 valuation to a Level 2 valuation. At period end, the security was valued by an independent pricing service and was considered a Level 2 valuation. When the security was purchased, it was valued using a single source broker quote and considered a Level 3 valuation.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2017.

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equities – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund LLC as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC. The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Investments in Affiliates. During the period ended March 31, 2017, certain Funds invested in a money market fund which is managed by the Adviser. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Money Market Fund. The Fund sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool and T. Rowe Price Institutional Floating Rate Fund, which are affiliates of the Fund's Sub-Adviser. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds' Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC. JNL/BlackRock Global Long Short Credit Fund invested in the iShares 20+ Year Treasury Bond ETF and iShares iBoxx $ High Yield Corporate Bond ETF, which is an affiliate of the Fund's Sub-Adviser.

JNL Money Market Fund	Beginning Amortized Cost($)	Ending Amortized Cost($)	Dividend Income($)
JNL Tactical ETF Conservative Fund	1,465	3,154	2
JNL Tactical ETF Moderate Fund	2,498	3,088	3
JNL Tactical ETF Growth Fund	2,211	2,500	3
JNL/AQR Risk Parity Fund	6,098	6,129	6
JNL/BlackRock Global Long Short Credit Fund	34,900	22,900	30
JNL/DFA U.S. Micro Cap Fund	661	840	1
JNL/DoubleLine Total Return Fund	219,341	146,457	191
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	43,022	16,789	29
JNL/Epoch Global Shareholder Yield Fund	—	1,897	1
JNL/FAMCO Flex Core Covered Call Fund	2,005	1,977	2
JNL/Lazard International Strategic Equity Fund	515	379	1
JNL/Neuberger Berman Currency Fund	7,190	5,610	9
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	2,273	985	2

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL Money Market Fund	Beginning Amortized Cost($)	Ending Amortized Cost($)	Dividend Income($)
JNL/Nicholas Convertible Arbitrage Fund	19,345	11,980	14
JNL/PPM America Long Short Credit Fund	11,292	21,051	11
JNL/T. Rowe Price Capital Appreciation Fund	3,189	4,635	4
JNL/The Boston Company Equity Income Fund	778	479	1
JNL/The London Company Focused U.S. Equity Fund	3,062	4,799	4
JNL/Van Eck International Gold Fund	849	201	1
JNL/WCM Focused International Equity Fund	76,468	16,632	31

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost($)	Ending Amortized Cost($)	Dividend Income($)
JNL/T. Rowe Price Capital Appreciation Fund	125,431	209,168	243

The following table details each Fund’s long term investments in affiliates held during the period ended March 31, 2017.

	Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Value End of Period($)
JNL/BlackRock Global Long Short Credit Fund	iShares iBoxx $ High Yield Corporate Bond ETF	—	2,056	2,061	7	5	—
JNL/BlackRock Global Long Short Credit Fund	iShares 20+ Year Treasury Bond ETF	846	948	1,296	1	15	272
JNL/T. Rowe Price Capital Appreciation Fund	T. Rowe Price Institutional Floating Rate Fund	1,115	12	—	12	—	1,125

Income Tax Matters. As of March 31, 2017, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL Tactical ETF Conservative Fund	127,727	4,785	(478)	4,307
JNL Tactical ETF Moderate Fund	285,295	14,370	(1,139)	13,231
JNL Tactical ETF Growth Fund	216,744	13,351	(881)	12,470
JNL/AQR Risk Parity Fund	31,901	58	(256)	(198)
JNL/BlackRock Global Long Short Credit Fund	412,645	6,027	(10,416)	(4,389)
JNL/DFA U.S. Micro Cap Fund	97,511	32,030	(9,743)	22,287
JNL/DoubleLine Total Return Fund	2,533,368	28,720	(34,347)	(5,627)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	380,692	15,492	(11,523)	3,969
JNL/Epoch Global Shareholder Yield Fund	80,109	6,939	(3,200)	3,739
JNL/FAMCO Flex Core Covered Call Fund	118,313	16,935	(1,126)	15,809
JNL/Lazard International Strategic Equity Fund	60,891	4,373	(2,842)	1,531
JNL/Neuberger Berman Currency Fund	203,929	2	(24)	(22)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	15,284	19	(5)	14
JNL/Nicholas Convertible Arbitrage Fund
Long Investments	352,237	25,083	(13,147)	11,936
Short Investments	137,707	13,067	(24,575)	(11,508)
JNL/PIMCO Credit Income Fund	444,147	5,663	(7,782)	(2,119)
JNL/PPM America Long Short Credit Fund	114,925	2,477	(1,328)	1,149
JNL/T. Rowe Price Capital Appreciation Fund	1,330,655	93,980	(5,329)	88,651
JNL/The Boston Company Equity Income Fund	125,733	17,950	(1,618)	16,332
JNL/The London Company Focused U.S. Equity Fund	132,317	30,007	(570)	29,437
JNL/Van Eck International Gold Fund	74,709	2,757	(6,543)	(3,786)
JNL/WCM Focused International Equity Fund	964,788	140,308	(16,786)	123,522

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jackson Variable Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 25, 2017

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 25, 2017

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.